UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311

Schwab Strategic Trust – Schwab U.S. REIT ETF
and Schwab Fundamental Index ETFs
(Exact name of registrant as specified in charter)

425 Market Street, Suite 1700, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Strategic Trust – Schwab U.S. REIT ETF and Schwab Fundamental Index ETFs

425 Market Street, Suite 1700, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 648-5300
Date of fiscal year end: February 28
Date of reporting period: February 28, 2026

Item 1: Report(s) to Shareholders.

Annual Report |
February 28, 2026

Schwab U.S. REIT ETF

Ticker Symbol: SCHH

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of March 1, 2025, to February 28, 2026.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or
hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED February 28, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. REIT ETF	$7	0.07%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended February 28, 2026, the fund’s NAV return was 7.48% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The S&P 500
®
Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 16.99%. The fund generally invests in securities that are included in the Dow Jones
Equity All REIT Capped Index which returned 7.53% during the same period. The fund does not seek to track the regulatory index.
Differences between the return of the fund and the return of the Dow Jones Equity All REIT Capped Index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Top detractors from total return:
■

Multi-family residential REITs sub-industry securities, including AvalonBay Communities, Inc.
■

Telecom tower REITs sub-industry securities
Top contributors to total return:
■

Health care REITs sub-industry securities, including Welltower, Inc.
■

Retail REITs sub-industry securities

Portfolio holdings may have changed since the report date.
Schwab U.S. REIT ETF | Annual Report
1
REG127189-01  00323359

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (February 29, 2016 - February 28, 2026)
1,2,3

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. REIT ETF (01/13/2011) 1,2	7.48%	6.30%	4.95%
S&P 500 ® Index 4	16.99%	14.19%	15.50%
Dow Jones Equity All REIT Capped Index 3	7.53%	6.38%	N/A
REIT Spliced Index	7.53%	6.38%	5.02%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones Equity
All
REIT Capped Index (the Index) is a
product of S&P Dow Jones Indices LLC, and the trademark and Index have been licensed for use by Charles Schwab Investment Management, Inc. The Schwab U.S. REIT ETF
is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow
Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The inception date of the Dow Jones Equity All REIT Capped Index is April 13, 2020. The fund began tracking the index on June 22, 2020.
4
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones Equity All REIT Capped Index. The fund does not seek to track the regulatory index.
2
Schwab U.S. REIT ETF | Annual Report

Statistics

Net Assets (millions)	$9,713
Number of Holdings (excludes derivatives)	117
Portfolio Turnover Rate (excludes in-kind transactions)	10%
Advisory Fees Paid by the Fund	$5,745,716
Weighted Average Market Cap (millions)	$ 54,587
Price/Earnings Ratio (P/E)	31.8
Price/Book Ratio (P/B)	2.7
Qualified Dividend Income	$4,618,640
Qualified Business Income Deduction (199A)	$240,403,305
Industry Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report
date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusiv
e property of
MSCI
Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab U.S. REIT ETF | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings,
certain
tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab U.S. REIT ETF | Annual Report

Annual Report |
February 28, 2026

Schwab Fundamental U.S. Broad Market ETF

Ticker Symbol: FNDB

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of March 1, 2025, to February 28, 2026.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or
hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED February 28, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental U.S. Broad Market ETF	$27	0.25%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended February 28, 2026, the fund’s NAV return was 19.92% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The Russell 3000
®
Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 17.02%. The fund generally invests in securities that are included in the RAFI
Fundamental High Liquidity US All Index which returned 20.16% during the same period. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the RAFI Fundamental High Liquidity US All Index may
be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Over the reporting period, no sectors detracted from the return of the fund. However, the smallest contributors to total return were:
■

Real estate sector securities, including Weyerhaeuser Co. (which detracted from the total return of the fund)
■

Utilities sector securities
Top contributors to total return:
■

Information technology sector securities, including Micron Technology, Inc.
■

Industrials sector securities

Portfolio holdings may have changed since the report date.
Schwab Fundamental U.S. Broad Market ETF | Annual Report
1
REG127163-01  00323339

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (February 29, 2016 - February 28, 2026)
1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Fundamental U.S. Broad Market ETF (08/15/2013) 1,2	19.92%	14.10%	14.36%
Russell 3000 ® Index 3	17.02%	12.80%	15.08%
RAFI Fundamental High Liquidity US All Index 4	20.16%	N/A	N/A
Russell RAFI™ US Index	20.46%	14.39%	14.63%
Fundamental US All Spliced Index	20.16%	14.37%	14.62%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The RAFI Fundamental High Liquidity US All Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab Fundamental
U.S. Broad Market ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Russell 3000
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity US All Index. The fund does not seek to track the regulatory index.
4
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ US Index to the RAFI Fundamental High Liquidity US All Index in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High
Liquidity US All Index is January 31, 2024. The fund began tracking the index on June 21, 2024.
2
Schwab Fundamental U.S. Broad Market ETF | Annual Report

Statistics

Net Assets (millions)	$1,170
Number of Holdings (excludes derivatives)	1,593
Portfolio Turnover Rate (excludes in-kind transactions)	12%
Advisory Fees Paid by the Fund	$2,433,623
Weighted Average Market Cap (millions)	$ 568,825
Price/Earnings Ratio (P/E)	21.1
Price/Book Ratio (P/B)	2.9
Dividends Received Deduction	100.00%
Qualified Dividend Income	$16,729,780
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
Amount is less than 0.05%.
Schwab Fund
amenta
l U.S
. Broad Mar
ket ETF | A
nnual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Fundamental U.S. Broad Market ETF | Annual Report

Annual Report |
February 28, 2026

Schwab Fundamental U.S. Large Company ETF

Ticker Symbol: FNDX

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of March 1, 2025, to February 28, 2026.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or
hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED February 28, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental U.S. Large Company ETF	$27	0.25%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended February 28, 2026, the fund’s NAV return was 19.94% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The Russell 1000
®
Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 16.73%. The fund generally invests in securities that are included in the RAFI
Fundamental High Liquidity US Large Index which returned 20.20% during the same period. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the RAFI Fundamental High Liquidity US Large Index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Over the reporting period, no sectors detracted from the return of the fund. However, the smallest contributors to total return were:
■

Real estate sector securities, including Weyerhaeuser Co. (which detracted from the total return of the fund)
■

Utilities sector securities
Top contributors to total return:
■

Information technology sector securities, including Micron Technology, Inc.
■

Communication services sector securities

Portfolio holdings may have changed since the report date.
Schwab Fundamental U.S. Large Company ETF | Annual Report
1
REG127164-01  00323340

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (February 29, 2016 - February 28, 2026)
1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Fundamental U.S. Large Company ETF (08/15/2013) 1,2	19.94%	14.56%	14.56%
Russell 1000 ® Index 3	16.73%	13.32%	15.32%
RAFI Fundamental High Liquidity US Large Index 4	20.20%	N/A	N/A
Russell RAFI™ US Large Company Index	20.41%	14.85%	14.83%
Fundamental US Large Spliced Index	20.20%	14.83%	14.82%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The RAFI Fundamental High Liquidity US Large Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental U.S. Large Company ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI Parties: (i)
make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Russell 1000
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity US Large Index. The fund does not seek to track the regulatory index.
4
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ US Large Company Index to the RAFI Fundamental High Liquidity US Large Index in
connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI
Fundamental High Liquidity US Large Index is January 31, 2024. The fund began tracking the index on June 21, 2024.
2
Schwab Fundamental U
.S. La
rge Co
mpa
ny ETF | Annual Report

Statistics

Net Assets (millions)	$24,461
Number of Holdings (excludes derivatives)	708
Portfolio Turnover Rate (excludes in-kind transactions)	12%
Advisory Fees Paid by the Fund	$49,612,661
Weighted Average Market Cap (millions)	$614,291
Price/Earnings Ratio (P/E)	21.3
Price/Book Ratio (P/B)	3.0
Dividends Received Deduction	100.00%
Qualified Dividend Income	$341,222,185
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab Fundamental U.S. Large Company ETF | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Stateme
nt of Addi
tional Informati
on (SAI), repor
ts to s
hareholders, fi
nanci
al informa
tion,
hol
dings
, certain tax information, proxy voting information, and other information about th
e fu
nd
online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by c
alli
ng
1-866-414-6349
, or by sendi
ng
an email request to
orders@mysummaryprospectus.com
.
4
Schwab Fundamental U.S. Large Company ETF | Annual Report

Annual Report |
February 28, 2026

Schwab Fundamental U.S. Small Company ETF

Ticker Symbol: FNDA

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of March 1, 2025, to February 28, 2026.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase or
hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED February 28, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental U.S. Small Company ETF	$27	0.25%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended February 28, 2026, the fund’s NAV return was 19.63% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The S&P 500
®
Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 16.99%. The fund generally invests in securities that are included in the RAFI
Fundamental High Liquidity US Small Index which returned 19.89% during the same period. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the RAFI Fundamental High Liquidity US Small Index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Over the reporting period, no sectors detracted from the return of the fund. However, the smallest contributors to total return were:
■

Communication services sector securities, including Cable One, Inc. (which detracted from the total return of the fund)
■

Health care sector securities
Top contributors to total return:
■

Information technology sector securities, including Lumentum Holdings, Inc.
■

Industrials sector securities

Portfolio holdings may have changed since the report date.
Schwab Fundamental U.S. Small Company ETF | Annual Report
1
REG127165-01  00323341

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (February 29, 2016 - February 28, 2026)
1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Fundamental U.S. Small Company ETF (08/15/2013) 1,2	19.63%	8.62%	11.59%
S&P 500 ® Index 3	16.99%	14.19%	15.50%
RAFI Fundamental High Liquidity US Small Index 4	19.89%	N/A	N/A
Russell RAFI™ US Small Company Index	21.11%	8.90%	11.83%
Fundamental US Small Spliced Index	19.89%	8.83%	11.79%
Russell 2000 ® Index	23.34%	5.05%	11.30%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The RAFI Fundamental High Liquidity US Small Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental U.S. Small Company ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity US Small Index. The fund does not seek to track the regulatory index.
4
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ US Small Company Index to the RAFI Fundamental High Liquidity US Small Index in
connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI
Fundamental High Liquidity US Small Index is January 31, 2024. The fund began tracking the index on June 21, 2024.
2
Schwab Fundamental U.S. Small Company ETF | Annual Report

Statistics

Net Assets (millions)	$9,826
Number of Holdings (excludes derivatives)	887
Portfolio Turnover Rate (excludes in-kind transactions)	26%
Advisory Fees Paid by the Fund	$21,849,389
Weighted Average Market Cap (millions)	$8,968
Price/Earnings Ratio (P/E)	19.0
Price/Book Ratio (P/B)	1.9
Dividends Received Deduction	84.92%
Qualified Dividend Income	$99,145,983
Qualified Business Income Deduction (199A)	$12,059,337
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of
MSCI
Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab Fundamental U.S. Small Company ETF | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy
votin
g policies and
procedures
used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting
Schwab
ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Fundamental U.S. Small Company ETF | Annual Report

Annual Report |
February 28, 2026

Schwab Fundamental International Equity ETF

Ticker Symbol: FNDF

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of March 1, 2025, to February 28, 2026.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase or
hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED February 28, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental International Equity ETF	$32	0.25%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended February 28, 2026, the fund’s NAV return was 54.06% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The MSCI EAFE
®
Index (Net)
1
, which serves as the fund’s regulatory index and
provides a broad measure of market performance, returned 34.63%. The fund generally invests in securities that are included in the
RAFI Fundamental High Liquidity Developed ex US Large Index (Net)
1
which returned 54.01% during the same period. The fund
does not seek to track the regulatory index.
Top contributors to total return:
■

Japanese securities, including Mitsubishi Corp.
■

Securities from the Republic of Korea
Top detractors from total return:
■

The security from the United States, CRH PLC (which was held for a limited time in March 2025)
■

While there were no additional markets that detracted from the total return of the fund, Chinese securities were the smallest contributors to total return

Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab Fundamental International Equity ETF | Annual Report
1
REG127161-01  00323337

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (February 29, 2016 - February 28, 2026)
1,2,3,4

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Fundamental International Equity ETF (08/15/2013) 1,2,3	54.06%	15.26%	12.56%
MSCI EAFE ® Index (Net) 4,5	34.63%	10.78%	10.26%
RAFI Fundamental High Liquidity Developed ex US Large Index (Net) 4,6	54.01%	N/A	N/A
Russell RAFI™ Developed ex US Large Company Index (Net) 4	54.05%	15.31%	12.61%
Fundamental Developed ex US Large Spliced Index	54.01%	15.28%	12.60%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The RAFI Fundamental High Liquidity Developed ex US Large Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The
Schwab Fundamental International Equity ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
The MSCI EAFE
®
Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Developed ex US Large Index (Net). The fund does not seek to track the regulatory index.
6
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Developed ex US Large Company Index (Net) to the RAFI Fundamental High
Liquidity Developed ex US Large Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Developed ex US Large Index (Net) is January 31, 2024. The fund began tracking the index on June 21,
2024.
2
Schwab Fundamental International Equity ETF | Annual Report

Statistics

Net Assets (millions)	$23,376
Number of Holdings (excludes derivatives)	876
Portfolio Turnover Rate (excludes in-kind transactions)	11%
Advisory Fees Paid by the Fund	$43,565,942
Weighted Average Market Cap (millions)	$136,468
Price/Earnings Ratio (P/E)	17.3
Price/Book Ratio (P/B)	1.6
Foreign Tax Paid and Passed Through	$44,091,380
Gross Income from Foreign Sources	$612,644,011
Qualified Dividend Income	$491,090,631
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Country Weightings % of Investments
1

Portfolio holdings may have changed since
the
report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab Fundamental International Equity ETF | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Fundamental International Equity ETF | Annual Report

Annual Report |
February 28, 2026

Schwab Fundamental International Small Equity ETF

Ticker Symbol:
FNDC

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of March 1, 2025, to February 28, 2026.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or
hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED February 28, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental International Small Equity ETF	$48	0.39%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended February 28, 2026, the fund’s NAV return was 47.78% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The MSCI EAFE
®
Index (Net)
1
, which serves as the fund’s regulatory index and
provides a broad measure of market performance, returned 34.63%. The fund generally invests in securities that are included in the
RAFI Fundamental High Liquidity Developed ex US Small Index (Net)
1
which returned 48.04% during the same period. The fund
does not seek to track the regulatory index. Differences between the return of the fund and the return of the RAFI Fundamental High
Liquidity Developed ex US Small Index (Net)
1
may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Top detractors from total return:
■

Bermudian securities, including Hiscox Ltd. (which was held for a limited time in March 2025)
■

While there were no additional markets that detracted from the total return of the fund, Georgian securities were the smallest contributors to total return (which were held for a limited time in March 2025)
Top contributors to total return:
■

Japanese securities, including Ibiden Co. Ltd.
■

Securities from the Republic of Korea

Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab Fundamental International Small Equity ETF | Annual Report
1
REG127162-01  00323338

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (February 29, 2016 - February 28, 2026)
1,2,3,4

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Fundamental International Small Equity ETF (08/15/2013) 1,2,3	47.78%	10.27%	10.25%
MSCI EAFE ® Index (Net) 4,5	34.63%	10.78%	10.26%
RAFI Fundamental High Liquidity Developed ex US Small Index (Net) 4,6	48.04%	N/A	N/A
Russell RAFI™ Developed ex US Small Company Index (Net) 4	49.70%	10.77%	10.60%
Fundamental Developed ex US Small Spliced Index	48.04%	10.55%	10.50%
S&P Developed ex-U.S. Small Cap Index (Net) 4	45.36%	7.22%	9.39%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The RAFI Fundamental High Liquidity Developed ex US Small Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The
Schwab Fundamental International Small Equity ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The
RAFI Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
The MSCI EAFE
®
Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Developed ex US Small Index (Net). The fund does not seek to track the regulatory index.
6
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Developed ex US Small Company Index (Net) to the RAFI Fundamental High
Liquidity Developed ex US Small Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) is January 31, 2024. The fund began tracking the index on June 21,
2024.
2
Schwab Fundamental International Small Equity ETF | Annual
Report

Statistics

Net Assets (millions)	$3,430
Number of Holdings (excludes derivatives)	1,466
Portfolio Turnover Rate (excludes in-kind transactions)	29%
Advisory Fees Paid by the Fund	$11,767,393
Weighted Average Market Cap (millions)	$6,208
Price/Earnings Ratio (P/E)	15.8
Price/Book Ratio (P/B)	1.4
Foreign Tax Paid and Passed Through	$7,774,672
Gross Income from Foreign Sources	$100,614,298
Qualified Dividend Income	$74,235,377
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Country Weightings % of Investments
1

Portfolio holdings may have changed since the report
date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab Fundamental International Small Equity ETF | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to s harehold
ers, financial
infor
mation,
holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Fundamental International Small Equity ETF | Annual Report

Annual Report |
February 28, 2026

Schwab Fundamental Emerging Markets Equity ETF

Ticker Symbol: FNDE

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of March 1, 2025, to February 28, 2026.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or
hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED February 28, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental Emerging Markets Equity ETF	$47	0.39%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended February 28, 2026, the fund’s NAV return was 39.10% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The MSCI Emerging Markets Index (Net)
1
, which serves as the fund’s regulatory
index and provides a broad measure of market performance, returned 49.96%. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Emerging Markets Index (Net)
1
which returned 39.87% during the same period.
The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the RAFI
Fundamental High Liquidity Emerging Markets Index (Net)
1
may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Over the reporting period, no markets detracted from the return of the fund. However, the smallest co ntribu
tors to total return were:
■

Saudi Arabian securities, including Saudi Basic Industries Corp. (which detracted from the total return of the fund)
■

Securities from Hong Kong
Top contributors to total return:
■

Chinese securities, including Class H holdings of China Construction Bank Corp.
■

Taiwanese securities

Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab Fundamental Emerging Markets Equity ETF | Annual Report
1
REG127160-01  00323335

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (February 29, 2016 - February 28, 2026)
1,2,3,4

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Fundamental Emerging Markets Equity ETF (08/15/2013) 1,2,3	39.10%	11.49%	12.57%
MSCI Emerging Markets Index (Net) 4,5	49.96%	6.31%	10.69%
RAFI Fundamental High Liquidity Emerging Markets Index (Net) 4,6	39.87%	N/A	N/A
Russell RAFI™ Emerging Markets Large Company Index (Net) 4	42.43%	12.19%	13.25%
Fundamental Emerging Markets Spliced Index	39.87%	11.81%	13.06%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The RAFI Fundamental High Liquidity Emerging Markets Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has
been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental Emerging Markets Equity ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
The MSCI Emerging Markets Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in
securities
that are included in the RAFI Fundamental High Liquidity Emerging Markets Index (Net). The fund does not seek to track the regulatory index.
6
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Emerging Markets Large Company Index (Net) to the RAFI Fundamental High
Liquidity Emerging Markets Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Emerging Markets Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.
2
Schwab Fundamental Emerging Markets Equity ETF | Annual Report

Statistics

Net Assets (millions)	$9,416
Number of Holdings (excludes derivatives)	355
Portfolio Turnover Rate (excludes in-kind transactions)	16%
Advisory Fees Paid by the Fund	$29,196,001
Weighted Average Market Cap (millions)	$185,695
Price/Earnings Ratio (P/E)	11.8
Price/Book Ratio (P/B)	1.5
Foreign Tax Paid and Passed Through	$36,139,813
Gross Income from Foreign Sources	$333,054,043
Qualified Dividend Income	$131,393,572
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Country Weightings % of Investments
1

Portfolio holdings may have changed since the report
date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of
MSCI
Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab Fundamental Emerging Markets Equity ETF | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30
is
available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or
the
SEC’s website
at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
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4
Schwab Fundamental Emerging Markets Equity ETF | Annual Report

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(e)	Not applicable.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 19(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kimberly S. Patmore, Michael J. Beer and J. Derek Penn, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Ms. Patmore, Mr. Beer and Mr. Penn as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of thirty-four operational series. Seven series have a fiscal year-end of the last day of February, two series have a fiscal year-end of March 31, fourteen series have a fiscal year-end of August 31, and eleven series have a fiscal year-end of December 31. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the thirty-four operational series during 2025/2026 and the thirty-three operational series during 2024/2025, based on their respective 2025/2026 and 2024/2025 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees[1]		(b) Audit-Related Fees		(c) Tax Fees[2]		(d) All Other Fees
Fiscal Year 2025/2026	Fiscal Year 2024/2025	Fiscal Year 2025/2026	Fiscal Year 2024/2025	Fiscal Year 2025/2026	Fiscal Year 2024/2025	Fiscal Year 2025/2026	Fiscal Year 2024/2025
$ 650,550	$601,700	$0	$0	$111,690	$101,835	$0	$0

[1]	The nature of the services includes audit of the registrant’s annual financial statements and normally provided services in connection with regulatory filings for those fiscal years.
[2]	The tax fees consist of professional services relating to tax compliance, tax advice, tax planning, and the preparation of the Registrant’s tax returns.

(e) (1) Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2025/2026: $2,003,222	2024/2025:$	1,787,029

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has separately-designated standing audit, compliance and valuation committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit, compliance and valuation committee members are J. Derek Penn, Michael J. Beer and Kimberly S. Patmore.

Item 6: Schedule of Investments.

The schedules of investments are included under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Holdings and Financial Statements | February 28, 2026
Schwab U.S. REIT ETF

    Ticker Symbol SCHH

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

Schwab U.S. REIT ETF | Annual Holdings and Financial Statements
1

Schwab U.S. REIT ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/25– 2/28/26	3/1/24– 2/28/25	3/1/23– 2/29/24	3/1/22– 2/28/23[1]	3/1/21– 2/28/22[1]
Per-Share Data
Net asset value at beginning of period	$22.09	$20.05	$19.96	$23.30	$19.48
Income (loss) from investment operations:
Net investment income (loss)[2]	0.68	0.64	0.64	0.60	0.43
Net realized and unrealized gains (losses)	0.91	2.08	0.12	(3.45)	3.79
Total from investment operations	1.59	2.72	0.76	(2.85)	4.22
Less distributions:
Distributions from net investment income	(0.64)	(0.68)	(0.67)	(0.49)	(0.40)
Net asset value at end of period	$23.04	$22.09	$20.05	$19.96	$23.30
Total return	7.48%	13.75%	4.06%	(12.22%)	21.56%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.07%	0.07%	0.07%	0.07%[3]	0.07%
Net investment income (loss)	3.18%	3.04%	3.34%	2.82%[3]	1.81%
Portfolio turnover rate[4]	10%	8%	6%	6%	5%
Net assets, end of period (x 1,000,000)	$9,713	$7,694	$6,361	$5,780	$6,648

[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on March 10, 2022.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
2
Schwab U.S. REIT ETF | Annual Holdings and Financial Statements

Schwab U.S. REIT ETF
Portfolio Holdings  as of February 28, 2026

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Data Center REITs 9.6%
Digital Realty Trust, Inc.	2,228,439	394,879,391
Equinix, Inc.	551,816	537,612,256
		932,491,647

Diversified REITs 2.3%
Alexander & Baldwin, Inc.	501,849	10,433,441
American Assets Trust, Inc.	325,608	6,355,868
Armada Hoffler Properties, Inc.	552,579	3,453,619
Broadstone Net Lease, Inc.	1,306,790	25,338,658
CTO Realty Growth, Inc.	203,179	3,957,927
Essential Properties Realty Trust, Inc.	1,367,495	46,412,780
Gladstone Commercial Corp.	333,899	4,170,398
Global Net Lease, Inc.	1,363,055	12,839,978
WP Carey, Inc.	1,512,438	112,903,497
		225,866,166

Health Care REITs 17.8%
Alexandria Real Estate Equities, Inc.	1,073,483	58,011,021
American Healthcare REIT, Inc.	1,220,943	63,782,062
CareTrust REIT, Inc.	1,541,118	62,600,213
Chiron Real Estate, Inc.	86,795	3,005,711
Community Healthcare Trust, Inc.	176,733	3,020,367
Healthcare Realty Trust, Inc.	2,426,784	44,774,165
Healthpeak Properties, Inc.	4,796,221	84,797,187
LTC Properties, Inc.	328,894	13,050,514
Medical Properties Trust, Inc. (a)	3,399,963	19,583,787
National Health Investors, Inc.	328,972	27,656,676
Omega Healthcare Investors, Inc.	2,039,609	98,451,927
Sabra Health Care REIT, Inc.	1,721,142	35,369,468
Sila Realty Trust, Inc.	379,521	9,765,075
Ventas, Inc.	3,241,868	279,319,347
Welltower, Inc.	4,449,771	921,636,570
		1,724,824,090

Hotel & Resort REITs 2.3%
Apple Hospitality REIT, Inc.	1,516,672	18,594,399
DiamondRock Hospitality Co.	1,406,903	14,125,306
Host Hotels & Resorts, Inc.	4,413,869	86,467,694
Park Hotels & Resorts, Inc.	1,380,471	15,613,127
Pebblebrook Hotel Trust	783,925	10,057,758
RLJ Lodging Trust	1,028,476	8,248,377
Ryman Hospitality Properties, Inc.	434,830	42,939,462
Service Properties Trust (b)	1,089,256	2,505,289
Summit Hotel Properties, Inc.	726,860	3,278,139
Sunstone Hotel Investors, Inc.	1,310,142	12,158,118
Xenia Hotels & Resorts, Inc.	653,584	9,986,763
		223,974,432

Industrial REITs 12.8%
Americold Realty Trust, Inc.	1,967,197	26,340,768
EastGroup Properties, Inc.	367,575	72,158,648
First Industrial Realty Trust, Inc.	913,917	57,704,719
Innovative Industrial Properties, Inc.	193,689	10,257,770
Lineage, Inc.	393,868	15,959,531
LXP Industrial Trust	407,861	20,213,591
Prologis, Inc.	6,186,874	882,062,626
Rexford Industrial Realty, Inc.	1,603,195	60,071,717
STAG Industrial, Inc.	1,288,868	50,549,403
SECURITY	NUMBER OF SHARES	VALUE ($)
Terreno Realty Corp.	713,590	47,139,756
		1,242,458,529

Multi-Family Residential REITs 7.7%
AvalonBay Communities, Inc.	976,049	172,985,164
Camden Property Trust	734,279	79,551,787
Centerspace	115,172	7,244,319
Equity Residential	2,389,533	151,042,381
Essex Property Trust, Inc.	444,493	113,394,609
Independence Realty Trust, Inc.	1,649,015	27,324,178
Mid-America Apartment Communities, Inc.	808,053	108,165,975
NexPoint Residential Trust, Inc.	150,070	4,230,473
UDR, Inc.	2,075,572	77,833,950
Veris Residential, Inc.	559,796	10,552,155
		752,324,991

Office REITs 2.5%
Brandywine Realty Trust	1,206,114	3,847,504
BXP, Inc.	1,017,127	58,566,173
COPT Defense Properties	780,235	24,795,868
Cousins Properties, Inc.	1,159,917	26,863,678
Douglas Emmett, Inc.	1,157,715	11,449,801
Easterly Government Properties, Inc.	302,359	7,038,917
Empire State Realty Trust, Inc., Class A	956,670	5,625,220
Highwoods Properties, Inc.	757,691	17,040,471
Hudson Pacific Properties, Inc. *	373,326	2,702,880
JBG SMITH Properties	408,468	6,212,798
Kilroy Realty Corp.	751,821	22,419,302
Piedmont Realty Trust, Inc., Class A *	859,671	6,524,903
SL Green Realty Corp.	489,654	18,043,750
Vornado Realty Trust	1,113,742	30,717,004
		241,848,269

Other Specialized REITs 7.7%
EPR Properties	525,673	31,230,233
Farmland Partners, Inc.	275,538	3,593,015
Four Corners Property Trust, Inc.	731,600	18,670,432
Gaming & Leisure Properties, Inc.	1,953,193	95,530,670
Iron Mountain, Inc.	2,040,024	220,995,800
Lamar Advertising Co., Class A	599,488	82,573,477
Millrose Properties, Inc.	1,064,410	33,379,898
Outfront Media, Inc.	1,004,730	28,946,271
Safehold, Inc.	316,108	5,101,983
VICI Properties, Inc.	7,376,421	222,841,678
		742,863,457

Retail REITs 16.1%
Acadia Realty Trust	903,816	18,907,831
Agree Realty Corp.	791,891	63,731,388
Alexander's, Inc.	14,870	3,488,799
Brixmor Property Group, Inc.	2,112,561	63,947,222
Curbline Properties Corp.	668,281	18,584,895
Federal Realty Investment Trust	541,812	58,932,891
Getty Realty Corp.	366,031	12,013,137
InvenTrust Properties Corp.	535,848	16,718,458
Kimco Realty Corp.	4,673,662	110,064,740
Kite Realty Group Trust	1,494,274	38,925,838
Macerich Co.	1,767,774	36,186,334
NETSTREIT Corp.	576,012	11,963,769
NNN REIT, Inc.	1,310,749	59,403,145
Phillips Edison & Co., Inc.	868,425	34,111,734
Realty Income Corp.	6,348,751	425,366,317
Regency Centers Corp.	1,136,074	89,749,846
See financial notes
Schwab U.S. REIT ETF | Annual Holdings and Financial Statements
3

Schwab U.S. REIT ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Simon Property Group, Inc.	2,217,892	452,117,284
SITE Centers Corp.	363,939	2,241,864
Tanger, Inc.	794,806	29,455,510
Urban Edge Properties	868,045	18,445,956
		1,564,356,958

Self Storage REITs 6.7%
CubeSmart	1,573,802	64,746,214
Extra Space Storage, Inc.	1,464,842	221,235,087
National Storage Affiliates Trust	488,658	17,112,803
Public Storage	1,089,868	334,654,868
Smartstop Self Storage REIT, Inc.	381,421	12,720,391
		650,469,363

Single-Family Residential REITs 3.9%
American Homes 4 Rent, Class A	2,250,005	67,500,150
Equity LifeStyle Properties, Inc.	1,337,715	89,840,939
Invitation Homes, Inc.	3,892,313	102,523,525
Sun Communities, Inc.	802,289	109,480,357
UMH Properties, Inc.	557,548	8,407,824
		377,752,795

Telecom Tower REITs 8.8%
American Tower Corp.	2,294,937	440,306,613
Crown Castle, Inc.	3,005,463	269,109,157
SBA Communications Corp.	735,339	147,920,793
		857,336,563

Timber REITs 1.7%
Rayonier, Inc.	1,917,228	41,201,230
Weyerhaeuser Co.	4,975,048	122,037,927
		163,239,157
Total Common Stocks (Cost $8,844,048,741)		9,699,806,417

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (c)	2,536,853	2,536,853
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (c)(d)	8,692,200	8,692,200
		11,229,053
Total Short-Term Investments (Cost $11,229,053)		11,229,053
Total Investments in Securities (Cost $8,855,277,794)		9,711,035,470

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Dow Jones U.S. Real Estate Index, expires 03/20/26	330	12,695,100	177,744

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $8,344,512.
(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended February 28, 2026. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at February 28, 2025, and/or Value and Balance of Shares Held at February 28, 2026, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 2/28/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 2/28/26	BALANCE OF SHARES HELD AT 2/28/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Hotel & Resort REITs 0.0%
Service Properties Trust(a)	$—	$678,186	($474,094 )	($2,759,298 )	$2,230,842	$2,505,289	1,089,256	$40,507

(a)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
See financial notes
4
Schwab U.S. REIT ETF | Annual Holdings and Financial Statements

Schwab U.S. REIT ETF
Portfolio Holdings  as of February 28, 2026 (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Asset
Common Stocks[1]	$9,699,806,417	$—	$—	$9,699,806,417
Short-Term Investments[1]	11,229,053	—	—	11,229,053
Futures Contracts[2]	177,744	—	—	177,744
Total	$9,711,213,214	$—	$—	$9,711,213,214

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab U.S. REIT ETF | Annual Holdings and Financial Statements
5

Schwab U.S. REIT ETF
Statement of Assets and Liabilities

As of February 28, 2026
Assets
Investments in securities, at value - affiliated issuers (cost $8,317,787)		$2,505,289
Investments in securities, at value - unaffiliated issuers (cost $8,846,960,007) including securities on loan of $8,344,512		9,708,530,181
Cash		1,710,908
Deposit with broker for futures contracts		1,473,561
Receivables:
Investments sold		22,936,426
Dividends		9,671,714
Variation margin on future contracts		29,129
Income from securities on loan	+	4,220
Total assets		9,746,861,428

Liabilities
Collateral held for securities on loan		8,692,200
Payables:
Fund shares redeemed		23,035,498
Investments bought		1,710,908
Management fees	+	506,308
Total liabilities		33,944,914
Net assets		$9,712,916,514

Net Assets by Source
Capital received from investors		$10,049,629,549
Total distributable loss	+	(336,713,035)
Net assets		$9,712,916,514

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$9,712,916,514		421,650,000		$23.04

See financial notes
6
Schwab U.S. REIT ETF | Annual Holdings and Financial Statements

Schwab U.S. REIT ETF
Statement of Operations

For the period March 1, 2025 through February 28, 2026
Investment Income
Dividends received from securities - unaffiliated issuers		$267,302,262
Other Interest		58,424
Dividends received from securities - affiliated issuers		40,507
Securities on loan, net	+	102,634
Total investment income		267,503,827

Expenses
Management fees		5,745,716
Total expenses	–	5,745,716
Net investment income		261,758,111

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(2,777,927)
Net realized losses on sales of securities - unaffiliated issuers		(179,391,428)
Net realized gains on sales of in-kind redemptions - affiliated issuers		18,629
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		131,683,522
Net realized losses on futures contracts	+	(1,538,858)
Net realized losses		(52,006,062)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		2,230,842
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		505,876,035
Net change in unrealized appreciation (depreciation) on futures contracts	+	42,037
Net change in unrealized appreciation (depreciation)		508,148,914
Net realized and unrealized gains		456,142,852
Increase in net assets resulting from operations		$717,900,963
See financial notes
Schwab U.S. REIT ETF | Annual Holdings and Financial Statements
7

Schwab U.S. REIT ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	3/1/25-2/28/26		3/1/24-2/28/25
Net investment income		$261,758,111	$215,295,835
Net realized gains (losses)		(52,006,062)	192,923,506
Net change in unrealized appreciation (depreciation)	+	508,148,914	458,181,267
Increase in net assets resulting from operations		$717,900,963	$866,400,608

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($245,021,945 )	($228,593,610 )

TRANSACTIONS IN FUND SHARES
	3/1/25-2/28/26			3/1/24-2/28/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		109,200,000	$2,306,827,679	84,650,000	$1,838,697,766
Shares redeemed	+	(35,800,000)	(761,005,751)	(53,700,000)	(1,143,464,459)
Net transactions in fund shares		73,400,000	$1,545,821,928	30,950,000	$695,233,307

SHARES OUTSTANDING AND NET ASSETS
	3/1/25-2/28/26			3/1/24-2/28/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		348,250,000	$7,694,215,568	317,300,000	$6,361,175,263
Total increase	+	73,400,000	2,018,700,946	30,950,000	1,333,040,305
End of period		421,650,000	$9,712,916,514	348,250,000	$7,694,215,568
See financial notes
8
Schwab U.S. REIT ETF | Annual Holdings and Financial Statements

Schwab U.S. REIT ETF
Financial Notes

1. Business Structure of the Fund:
The fund in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB STRATEGIC TRUST
Schwab U.S. REIT ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Broad Market ETF	Schwab Long-Term U.S. Treasury ETF
Schwab 1000 Index® ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Large-Cap Growth ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental U.S. Broad Market ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Large Company ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Small Company ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental International Equity ETF
Schwab International Dividend Equity ETF	Schwab Fundamental International Small Equity ETF
Schwab International Equity ETF	Schwab Fundamental Emerging Markets Equity ETF
Schwab International Small-Cap Equity ETF	Schwab Ariel Opportunities ETF
Schwab Emerging Markets Equity ETF	Schwab Crypto Thematic ETF
Schwab Ultra-Short Income ETF	Schwab Mortgage-Backed Securities ETF
Schwab U.S. TIPS ETF	Schwab High Yield Bond ETF
Schwab Municipal Bond ETF	Schwab Core Bond ETF
Schwab Short-Term U.S. Treasury ETF	Schwab Government Money Market ETF
The fund issues and redeems shares at its net asset value per share only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares of the fund trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount). A chart showing the frequency at which the fund’s daily closing market price was at a discount or premium to the fund’s net asset value can be found at www.schwabassetmanagement.com.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab U.S. REIT ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of U.S. real estate investment trusts classified as equities.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The fund may invest in mutual funds and exchange-traded funds, which are referred to as "underlying funds." For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
Schwab U.S. REIT ETF | Annual Holdings and Financial Statements
9

Schwab U.S. REIT ETF
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash
10
Schwab U.S. REIT ETF | Annual Holdings and Financial Statements

Schwab U.S. REIT ETF
Financial Notes (continued)

2. Significant Accounting Policies (continued):
flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. The fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by the fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of February 28, 2026, the fund had securities on loan, all of which were classified as common stocks. The value of securities on loan and the related collateral as of February 28, 2026, are disclosed in the fund’s Portfolio Holdings and Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When the fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
The fund invests in real estate investment trusts (REITs) which report information on the source of their distributions annually. The fund’s policy is to record all REIT distributions initially as dividend income on the ex-dividend date and then re-designate them as return of capital and/or capital gain distributions at the end of the reporting period based on information provided annually by each REIT, and management estimates such re-designations when actual information has not yet been reported.
Schwab U.S. REIT ETF | Annual Holdings and Financial Statements
11

Schwab U.S. REIT ETF
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Non-cash dividends in the form of additional securities are recorded on the ex-dividend date at fair value, if any. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust, the investment adviser pays the operating expenses of the fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds and are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income, if any, quarterly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax. The fund did not pay any federal taxes during the period.
(i) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of the fund’s investment adviser acts as the fund’s CODM. The CODM has determined that the fund operates as a single operating segment given the fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of the fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the fund, is presented within the fund’s financial statements.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
12
Schwab U.S. REIT ETF | Annual Holdings and Financial Statements

Schwab U.S. REIT ETF
Financial Notes (continued)

 3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust.
For its advisory services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.07% of the fund’s average daily net assets.
Investments from Affiliates
Funds in the Schwab Funds Complex may own shares of other funds in the Schwab Funds Complex. The table below reflects the percentage of shares of the fund in this report that is owned by other funds in the Schwab Funds Complex as of February 28, 2026, as applicable:
Schwab MarketTrack All Equity Portfolio	0.6%
Schwab MarketTrack Balanced Portfolio	0.2%
Schwab MarketTrack Conservative Portfolio	0.0%*
Schwab MarketTrack Growth Portfolio	0.4%
Schwab Target 2010 Index Fund	0.0%*
Schwab Target 2015 Index Fund	0.0%*
Schwab Target 2020 Index Fund	0.1%
Schwab Target 2025 Index Fund	0.2%
Schwab Target 2030 Index Fund	0.6%
Schwab Target 2035 Index Fund	0.6%
Schwab Target 2040 Index Fund	0.7%
Schwab Target 2045 Index Fund	0.5%
Schwab Target 2050 Index Fund	0.7%
Schwab Target 2055 Index Fund	0.5%
Schwab Target 2060 Index Fund	0.6%
Schwab Target 2065 Index Fund	0.2%
Schwab Target 2070 Index Fund	0.0%*
Schwab VIT Balanced Portfolio	0.0%*
Schwab VIT Balanced with Growth Portfolio	0.1%
Schwab VIT Growth Portfolio	0.1%

*	Less than 0.05%
Interfund Transactions
The fund may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities —  unaffiliated issuers in the Statement of Operations. For the period ended February 28, 2026, the fund’s purchases and sales of securities with other funds in the Schwab Funds Complex was $27,092,101 and $102,050,818, respectively, and includes net realized losses of $42,366,354.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The fund had no interfund borrowing or lending activity during the period.
Schwab U.S. REIT ETF | Annual Holdings and Financial Statements
13

Schwab U.S. REIT ETF
Financial Notes (continued)

 4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Advisory Agreement where the investment adviser pays the operational expenses of the fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), which matured on September 25, 2025. On September 25, 2025, the Syndicated Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by the fund, the investment adviser paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 25, 2025. On September 25, 2025, the Uncommitted Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Derivatives:
The fund entered into futures contracts during the report period to equitize available cash.
As of February 28, 2026, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Asset Derivatives
Futures Contracts[1]	$177,744	$177,744

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in the fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

The effects of the derivative contracts in the Statement of Operations for the period ended February 28, 2026, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Futures Contracts[1]	($1,538,858 )	($1,538,858 )
Net Change in Unrealized Appreciation (Depreciation)
Futures Contracts[2]	$42,037	$42,037

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
14
Schwab U.S. REIT ETF | Annual Holdings and Financial Statements

Schwab U.S. REIT ETF
Financial Notes (continued)

6. Derivatives (continued):
During the period ended February 28, 2026, the month-end average notional amounts of futures contracts held by the fund and the month-end average number of contracts held were as follows:
NOTIONAL AMOUNT	NUMBER OF CONTRACTS
$17,267,148	472

7. Purchases and Sales of Investment Securities:
For the period ended February 28, 2026, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$941,670,799	$827,896,030

8. In-Kind Transactions:
The consideration for the purchase of Creation Units of the fund consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges are recorded in the Transactions In Fund Shares section in the Statement of Changes in Net Assets and generally have no effect on the net asset value per share. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of the fund.
The in-kind transactions for the period ended February 28, 2026, were as follows:
IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
$2,057,406,075	$519,884,427
For the period ended February 28, 2026, the fund may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value. The net realized gains or losses on sales of in-kind redemptions for the period ended February 28, 2026, if any, are disclosed in the fund’s Statement of Operations.

9. Federal Income Taxes:
As of February 28, 2026, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$9,057,895,465	$1,561,929,177	($908,611,428 )	$653,317,749

The primary differences between book basis and tax basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales and the realization for tax purposes of unrealized appreciation or depreciation on futures contracts. The tax cost of the fund’s investments, disclosed above, have been adjusted from its book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Schwab U.S. REIT ETF | Annual Holdings and Financial Statements
15

Schwab U.S. REIT ETF
Financial Notes (continued)

9. Federal Income Taxes (continued):
As of February 28, 2026, the components of distributable earnings on a tax basis were as follows:
UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
$26,068,114	$653,317,749	($1,016,098,898 )	($336,713,035 )
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of February 28, 2026, the fund had capital loss carryforwards of $1,016,098,898.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	ORDINARY INCOME
$245,021,945	$228,593,610
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of February 28, 2026, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. During the fiscal year ended February 28, 2026, the fund did not incur any interest or penalties.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
16
Schwab U.S. REIT ETF | Annual Holdings and Financial Statements

Schwab U.S. REIT ETF
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Strategic Trust and Shareholders of Schwab U.S. REIT ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab U.S. REIT ETF (the “Fund”), one of the funds constituting Schwab Strategic Trust, as of February 28, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
April 16, 2026
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
Schwab U.S. REIT ETF | Annual Holdings and Financial Statements
17

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
18
Schwab U.S. REIT ETF | Annual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
Schwab U.S. REIT ETF | Annual Holdings and Financial Statements
19

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
20
Schwab U.S. REIT ETF | Annual Holdings and Financial Statements

Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.
Schwab U.S. REIT ETF | Annual Holdings and Financial Statements
21

MFR60994-15
00323329

Annual Holdings and Financial Statements | February 28, 2026
Schwab Fundamental Index* ETFs

Schwab Fundamental U.S. Broad Market ETF	FNDB
Schwab Fundamental U.S. Large Company ETF	FNDX
Schwab Fundamental U.S. Small Company ETF	FNDA
Schwab Fundamental International Equity ETF	FNDF
Schwab Fundamental International Small Equity ETF	FNDC
Schwab Fundamental Emerging Markets Equity ETF	FNDE
*
SCHWAB is a registered trademark of Charles Schwab & Co., Inc.
FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/25– 2/28/26	3/1/24– 2/28/25[1,2]	3/1/23– 2/29/24[1]	3/1/22– 2/28/23[1]	3/1/21– 2/28/22[1]
Per-Share Data
Net asset value at beginning of period	$24.07	$21.17	$18.11	$18.78	$16.09
Income (loss) from investment operations:
Net investment income (loss)[3]	0.44	0.40	0.38	0.36	0.33
Net realized and unrealized gains (losses)	4.29	2.90	3.05	(0.68)	2.67
Total from investment operations	4.73	3.30	3.43	(0.32)	3.00
Less distributions:
Distributions from net investment income	(0.43)	(0.40)	(0.37)	(0.35)	(0.31)
Net asset value at end of period	$28.37	$24.07	$21.17	$18.11	$18.78
Total return	19.92%	15.74%	19.24%	(1.63%)	18.80%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%	0.25%	0.25%	0.25%[4]	0.25%
Net investment income (loss)	1.75%	1.78%	2.03%	2.02%	1.79%
Portfolio turnover rate[5]	12%	11%	11%	12%	13%
Net assets, end of period (x 1,000,000)	$1,170	$917	$705	$486	$425

[1]	Per-Share Data has been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024.
[2]
Per share data amounts previously presented for Net investment income (loss), Net realized and unrealized gains (losses), Total from investment operations, and
Distributions from net investment income have been revised to fully reflect the required retroactive adjustment for the share split effective after the close of U.S. markets on
October 10, 2024. These revisions do not have any impact on total return, shares outstanding at end of period, and beginning and ending net asset value.

[3]	Calculated based on the average shares outstanding during the period.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2026

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 2.0%
Adient PLC *	15,766	383,429
BorgWarner, Inc.	15,731	905,634
Dana, Inc.	11,867	406,326
Dauch Corp. *	27,756	183,190
Dorman Products, Inc. *	503	59,283
Ford Motor Co.	424,348	5,979,063
Fox Factory Holding Corp. *	3,474	58,502
General Motors Co.	113,618	8,942,873
Gentex Corp.	10,354	242,284
Gentherm, Inc. *	1,934	63,377
Goodyear Tire & Rubber Co. *	46,592	384,384
Harley-Davidson, Inc.	8,763	157,734
LCI Industries	1,698	226,174
Lear Corp.	6,937	910,481
Patrick Industries, Inc.	1,458	180,486
Phinia, Inc.	2,536	184,190
Rivian Automotive, Inc., Class A *	2,612	40,042
Standard Motor Products, Inc.	1,593	63,210
Tesla, Inc. *	8,495	3,419,322
Thor Industries, Inc.	5,016	482,188
Visteon Corp.	1,099	105,141
Winnebago Industries, Inc.	4,683	186,805
		23,564,118

Banks 5.5%
Ameris Bancorp	1,298	100,803
Associated Banc-Corp.	4,436	117,155
Atlantic Union Bankshares Corp.	3,130	115,998
Axos Financial, Inc. *	801	69,543
Bancorp, Inc. *	546	28,660
Bank of America Corp.	194,000	9,667,020
Bank of Hawaii Corp.	1,063	80,543
Bank OZK	3,392	157,932
BankUnited, Inc.	3,664	171,109
Banner Corp.	867	51,023
Beacon Financial Corp.	2,478	73,696
BOK Financial Corp.	627	78,826
Capitol Federal Financial, Inc.	4,852	34,837
Cathay General Bancorp	2,099	104,341
Citigroup, Inc.	82,680	9,110,509
Citizens Financial Group, Inc.	16,272	979,412
City Holding Co.	281	33,712
Columbia Banking System, Inc.	6,386	181,682
Commerce Bancshares, Inc.	2,111	107,640
Community Financial System, Inc.	1,016	61,519
Cullen/Frost Bankers, Inc.	1,037	143,334
Customers Bancorp, Inc. *	869	58,605
CVB Financial Corp.	3,781	72,709
Dime Community Bancshares, Inc.	1,169	37,817
Eagle Bancorp, Inc.	2,621	66,704
East West Bancorp, Inc.	2,564	280,630
Eastern Bankshares, Inc.	1,825	35,697
Enterprise Financial Services Corp.	787	44,938
FB Financial Corp.	560	30,626
Fifth Third Bancorp	30,194	1,493,697
First Bancorp/Southern Pines NC	750	42,592
First Busey Corp.	1,602	40,627
First Citizens BancShares, Inc., Class A	145	275,232
First Commonwealth Financial Corp.	2,849	49,943
First Financial Bancorp	2,766	77,642
First Financial Bankshares, Inc.	1,511	46,735
First Hawaiian, Inc.	4,262	105,527
SECURITY	NUMBER OF SHARES	VALUE ($)
First Horizon Corp.	11,723	278,890
First Interstate BancSystem, Inc., Class A	3,114	107,776
First Merchants Corp.	1,457	56,940
Flagstar Bank NA	15,037	190,820
FNB Corp.	9,545	162,170
Fulton Financial Corp.	4,645	94,990
Glacier Bancorp, Inc.	2,049	93,209
Hancock Whitney Corp.	2,033	133,792
Hilltop Holdings, Inc.	2,638	98,740
Home BancShares, Inc.	3,862	106,051
Hope Bancorp, Inc.	6,003	67,594
Huntington Bancshares, Inc.	50,334	845,611
Independent Bank Corp.	1,021	79,709
International Bancshares Corp.	1,109	74,425
JPMorgan Chase & Co.	52,316	15,710,495
KeyCorp	37,325	774,120
Lakeland Financial Corp.	410	23,817
M&T Bank Corp.	3,666	795,449
Mechanics Bancorp, Class A	2,560	36,506
National Bank Holdings Corp., Class A	855	34,191
NBT Bancorp, Inc.	1,082	46,223
Northwest Bancshares, Inc.	4,344	54,083
OceanFirst Financial Corp.	2,087	37,691
Old National Bancorp	5,947	137,376
Park National Corp.	257	42,284
Pathward Financial, Inc.	438	39,766
Pinnacle Financial Partners, Inc.	3,253	295,242
PNC Financial Services Group, Inc.	11,290	2,397,431
Preferred Bank	342	30,000
Prosperity Bancshares, Inc.	2,176	153,125
Provident Financial Services, Inc.	2,853	60,027
Regions Financial Corp.	27,328	760,538
Renasant Corp.	1,589	59,826
S&T Bancorp, Inc.	990	41,392
Seacoast Banking Corp. of Florida	1,281	39,865
ServisFirst Bancshares, Inc.	557	45,123
Simmons First National Corp., Class A	5,255	104,627
Southside Bancshares, Inc.	1,133	35,486
Southstate Bank Corp.	1,805	178,099
Texas Capital Bancshares, Inc. *	863	82,244
Towne Bank	1,447	49,574
TriCo Bancshares	681	32,538
Triumph Financial, Inc. *	510	28,489
Truist Financial Corp.	45,526	2,244,887
Trustmark Corp.	1,464	62,352
U.S. Bancorp	51,043	2,790,010
UMB Financial Corp.	949	109,970
United Bankshares, Inc.	3,395	140,213
United Community Banks, Inc.	2,507	80,650
Valley National Bancorp	14,451	182,227
WaFd, Inc.	2,625	81,795
Webster Financial Corp.	3,487	251,517
Wells Fargo & Co.	100,656	8,198,431
WesBanco, Inc.	2,247	78,353
Westamerica BanCorp	586	29,681
Western Alliance Bancorp	2,134	171,403
Wintrust Financial Corp.	1,133	163,220
WSFS Financial Corp.	1,328	84,341
Zions Bancorp NA	6,808	389,962
		63,804,371

Capital Goods 7.7%
3M Co.	13,948	2,305,883
A.O. Smith Corp.	3,534	275,652
AAON, Inc.	505	51,106
AAR Corp. *	1,072	125,606
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Acuity, Inc.	868	261,780
Advanced Drainage Systems, Inc.	1,391	238,334
Aebi Schmidt Holding AG	758	10,930
AECOM	3,357	328,919
AeroVironment, Inc. *	154	38,847
AGCO Corp.	4,371	596,642
Air Lease Corp.	3,363	218,057
Alamo Group, Inc.	338	72,173
Albany International Corp., Class A	1,296	74,714
Allison Transmission Holdings, Inc.	2,806	351,592
American Woodmark Corp. *	1,570	78,657
AMETEK, Inc.	2,605	623,168
API Group Corp. *	3,947	175,484
Apogee Enterprises, Inc.	1,851	73,707
Applied Industrial Technologies, Inc.	708	200,067
Arcosa, Inc.	1,322	142,089
Armstrong World Industries, Inc.	576	99,936
Astec Industries, Inc.	1,380	85,684
ATI, Inc. *	1,705	278,921
Atkore, Inc.	3,338	216,002
Atmus Filtration Technologies, Inc.	1,243	80,211
Axon Enterprise, Inc. *	44	23,866
AZZ, Inc.	546	74,245
BlueLinx Holdings, Inc. *	1,785	117,667
Boeing Co. *	2,146	488,279
Boise Cascade Co.	4,512	373,323
Builders FirstSource, Inc. *	8,132	848,086
BWX Technologies, Inc.	941	193,827
Carlisle Cos., Inc.	1,109	437,800
Carpenter Technology Corp.	387	154,053
Carrier Global Corp.	13,322	857,937
Caterpillar, Inc.	9,075	6,741,182
Chart Industries, Inc. *	370	76,701
CNH Industrial NV	49,340	606,882
Columbus McKinnon Corp.	2,657	50,430
Comfort Systems USA, Inc.	250	357,343
Construction Partners, Inc., Class A *	339	45,551
Core & Main, Inc., Class A *	3,402	184,252
Crane Co.	627	125,732
CSW Industrials, Inc.	145	42,678
Cummins, Inc.	3,340	1,950,126
Curtiss-Wright Corp.	436	305,344
Deere & Co.	5,887	3,707,103
DNOW, Inc. *	9,473	111,592
Donaldson Co., Inc.	2,687	249,246
Douglas Dynamics, Inc.	1,033	47,435
Dover Corp.	2,809	633,430
Ducommun, Inc. *	408	50,425
DXP Enterprises, Inc. *	407	56,357
Dycom Industries, Inc. *	617	259,152
Eaton Corp. PLC	4,383	1,647,657
EMCOR Group, Inc.	727	526,799
Emerson Electric Co.	11,424	1,722,168
Enerpac Tool Group Corp.	855	34,884
EnerSys	1,578	262,185
Enpro, Inc.	330	85,355
Esab Corp.	908	114,562
ESCO Technologies, Inc.	301	83,464
Everus Construction Group, Inc. *	2,353	284,407
Fastenal Co.	15,796	727,248
Federal Signal Corp.	809	94,192
Ferguson Enterprises, Inc.	5,047	1,316,056
Flowserve Corp.	3,108	275,120
Fluor Corp. *	6,232	325,996
Fortive Corp.	5,842	345,846
Fortune Brands Innovations, Inc.	5,572	302,782
Franklin Electric Co., Inc.	1,047	104,302
FTAI Aviation Ltd.	576	176,141
SECURITY	NUMBER OF SHARES	VALUE ($)
Gates Industrial Corp. PLC *	8,123	223,951
GATX Corp.	846	155,808
GE Vernova, Inc.	878	767,021
Generac Holdings, Inc. *	1,389	313,039
General Dynamics Corp.	6,310	2,252,986
General Electric Co.	6,205	2,123,723
Gibraltar Industries, Inc. *	1,294	58,851
Graco, Inc.	2,571	241,468
GrafTech International Ltd. *	8,276	57,518
Granite Construction, Inc.	1,115	149,923
Greenbrier Cos., Inc.	2,026	114,307
Griffon Corp.	1,050	89,502
Hayward Holdings, Inc. *	3,819	61,104
HEICO Corp.	455	145,354
Helios Technologies, Inc.	1,176	83,872
Herc Holdings, Inc.	1,429	199,760
Hexcel Corp.	1,927	178,614
Hillman Solutions Corp. *	7,553	61,935
Honeywell International, Inc.	14,486	3,528,645
Howmet Aerospace, Inc.	2,369	621,934
Hubbell, Inc.	743	380,141
Huntington Ingalls Industries, Inc.	1,715	762,352
IDEX Corp.	1,457	305,198
Illinois Tool Works, Inc.	5,169	1,502,266
Ingersoll Rand, Inc.	4,927	463,828
Insteel Industries, Inc.	1,301	48,501
ITT, Inc.	1,416	286,613
Janus International Group, Inc. *	5,040	35,078
JBT Marel Corp.	609	93,786
JELD-WEN Holding, Inc. *(a)	34,987	68,575
Johnson Controls International PLC	11,637	1,679,219
Kadant, Inc.	168	56,981
Kennametal, Inc.	5,729	230,764
Kratos Defense & Security Solutions, Inc. *	895	77,131
L3Harris Technologies, Inc.	6,368	2,321,391
Lennox International, Inc.	327	186,370
Lincoln Electric Holdings, Inc.	1,051	301,690
Lindsay Corp.	270	36,369
Lockheed Martin Corp.	8,162	5,371,249
Manitowoc Co., Inc. *	5,158	76,081
Masco Corp.	6,430	460,517
MasTec, Inc. *	1,324	394,579
Masterbrand, Inc. *	9,936	100,552
McGrath RentCorp	572	63,463
Mercury Systems, Inc. *	868	77,278
Middleby Corp. *	1,525	257,512
Miller Industries, Inc.	863	36,272
Modine Manufacturing Co. *	708	160,893
Moog, Inc., Class A	671	226,416
MSC Industrial Direct Co., Inc., Class A	2,241	210,295
Mueller Industries, Inc.	2,816	332,175
Mueller Water Products, Inc., Class A	2,670	79,913
MYR Group, Inc. *	500	134,980
Nextpower, Inc., Class A *	601	63,165
Nordson Corp.	920	269,965
Northrop Grumman Corp.	3,931	2,847,538
NPK International, Inc. *	3,420	49,351
nVent Electric PLC	2,594	307,026
Oshkosh Corp.	2,979	506,490
Otis Worldwide Corp.	5,523	511,209
Owens Corning	4,539	554,076
PACCAR, Inc.	15,391	1,940,651
Parker-Hannifin Corp.	1,291	1,302,851
Pentair PLC	2,492	247,181
Primoris Services Corp.	1,281	193,072
Proto Labs, Inc. *	928	57,610
Quanex Building Products Corp.	3,440	70,623
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Quanta Services, Inc.	1,563	880,094
RBC Bearings, Inc. *	178	102,514
Regal Rexnord Corp.	2,051	453,230
Resideo Technologies, Inc. *	8,578	331,969
Rockwell Automation, Inc.	1,634	665,773
RTX Corp.	25,272	5,120,613
Rush Enterprises, Inc., Class A	4,136	293,532
Sensata Technologies Holding PLC	8,953	334,305
Simpson Manufacturing Co., Inc.	767	148,468
SiteOne Landscape Supply, Inc. *	1,107	158,179
Snap-on, Inc.	1,363	525,055
SPX Technologies, Inc. *	378	85,783
Standex International Corp.	249	65,238
Stanley Black & Decker, Inc.	10,416	900,880
Sterling Infrastructure, Inc. *	255	109,173
Tennant Co.	716	43,697
Terex Corp.	5,366	369,127
Textron, Inc.	6,716	662,533
Timken Co.	2,816	305,198
Titan International, Inc. *	5,292	51,491
Titan Machinery, Inc. *	2,915	56,813
Toro Co.	3,040	300,534
TransDigm Group, Inc.	416	541,961
Trex Co., Inc. *	2,139	88,597
Trinity Industries, Inc.	3,963	135,455
Tutor Perini Corp.	2,187	164,834
UFP Industries, Inc.	4,088	420,696
United Rentals, Inc.	1,361	1,143,240
V2X, Inc. *	617	43,036
Valmont Industries, Inc.	496	228,125
Vertiv Holdings Co., Class A	1,110	282,928
VSE Corp.	231	52,453
Wabash National Corp.	8,984	91,188
Watsco, Inc.	757	315,919
Watts Water Technologies, Inc., Class A	431	141,687
WESCO International, Inc.	2,368	685,536
Westinghouse Air Brake Technologies Corp.	2,891	763,079
WillScot Holdings Corp.	8,253	178,347
Woodward, Inc.	774	299,352
Worthington Enterprises, Inc.	1,108	62,059
WW Grainger, Inc.	751	859,692
Xylem, Inc.	2,916	377,797
Zurn Elkay Water Solutions Corp.	1,707	87,023
		90,699,123

Commercial & Professional Services 1.2%
ABM Industries, Inc.	4,650	206,925
ACCO Brands Corp.	18,271	74,363
Alight, Inc., Class A	31,789	27,965
Amentum Holdings, Inc. *	4,771	142,510
Automatic Data Processing, Inc.	4,419	947,257
Barrett Business Services, Inc.	711	19,744
Booz Allen Hamilton Holding Corp., Class A	3,054	240,747
Brady Corp., Class A	1,230	113,578
BrightView Holdings, Inc. *	4,024	55,491
Brink's Co.	1,331	155,421
Broadridge Financial Solutions, Inc.	1,223	227,319
CACI International, Inc., Class A *	610	372,204
Casella Waste Systems, Inc., Class A *	462	43,040
CBIZ, Inc. *	945	27,065
Cintas Corp.	3,182	639,996
Civeo Corp. *	1,372	37,991
Clarivate PLC *	20,284	46,653
Clean Harbors, Inc. *	815	238,958
Concentrix Corp.	4,675	153,340
SECURITY	NUMBER OF SHARES	VALUE ($)
Conduent, Inc. *	44,196	64,526
Copart, Inc. *	6,049	230,406
CoreCivic, Inc. *	6,322	111,773
CSG Systems International, Inc.	906	72,389
Deluxe Corp.	5,040	139,860
Ennis, Inc.	1,961	41,397
Enviri Corp. *	5,516	104,418
Equifax, Inc.	1,308	273,320
ExlService Holdings, Inc. *	2,061	64,406
Exponent, Inc.	671	48,835
FTI Consulting, Inc. *	993	163,269
Genpact Ltd.	5,491	218,103
GEO Group, Inc. *	6,001	90,255
Healthcare Services Group, Inc. *	6,049	131,687
HNI Corp.	3,699	166,307
Huron Consulting Group, Inc. *	306	43,268
ICF International, Inc.	763	63,428
Insperity, Inc.	1,530	33,981
Interface, Inc.	2,051	64,586
Jacobs Solutions, Inc.	3,758	518,078
KBR, Inc.	4,379	184,925
Kelly Services, Inc., Class A	12,906	125,317
Kforce, Inc.	2,001	54,067
Korn Ferry	2,125	133,174
Leidos Holdings, Inc.	3,517	615,827
ManpowerGroup, Inc.	12,038	336,703
Maximus, Inc.	2,475	187,135
MillerKnoll, Inc.	7,136	143,719
MSA Safety, Inc.	561	109,625
OPENLANE, Inc. *	3,773	107,568
Parsons Corp. *	1,101	72,666
Paychex, Inc.	4,293	402,039
Paycom Software, Inc.	397	49,955
Pitney Bowes, Inc.	4,344	46,611
Republic Services, Inc.	2,480	567,920
Resources Connection, Inc.	8,139	30,603
Robert Half, Inc.	10,349	252,723
Rollins, Inc.	2,325	141,569
Science Applications International Corp.	2,772	255,745
SS&C Technologies Holdings, Inc.	4,655	350,475
Tetra Tech, Inc.	4,217	151,137
TransUnion	2,603	204,466
TriNet Group, Inc.	1,770	67,402
TrueBlue, Inc. *(a)	14,561	61,593
TTEC Holdings, Inc. *	13,471	33,677
UL Solutions, Inc., Class A	493	41,397
UniFirst Corp.	625	146,762
Veralto Corp.	2,761	269,004
Verisk Analytics, Inc.	1,456	302,222
Verra Mobility Corp. *	1,691	28,257
Vestis Corp. *	16,921	133,168
Waste Management, Inc.	6,041	1,454,914
		13,477,224

Consumer Discretionary Distribution & Retail 4.0%
1-800-Flowers.com, Inc., Class A *(b)	6,052	21,061
Abercrombie & Fitch Co., Class A *	1,665	162,837
Academy Sports & Outdoors, Inc.	5,899	354,707
Advance Auto Parts, Inc.	9,098	483,741
Amazon.com, Inc. *	67,640	14,204,400
American Eagle Outfitters, Inc.	14,609	358,943
America's Car-Mart, Inc. *	933	18,623
Arko Corp.	6,216	39,969
Asbury Automotive Group, Inc. *	1,389	296,940
AutoNation, Inc. *	2,629	513,076
AutoZone, Inc. *	145	544,559
Bath & Body Works, Inc.	10,512	239,253
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Best Buy Co., Inc.	17,145	1,062,476
Boot Barn Holdings, Inc. *	489	92,529
Buckle, Inc.	1,525	81,664
Burlington Stores, Inc. *	776	238,131
Caleres, Inc.	6,022	71,602
Camping World Holdings, Inc., Class A	2,392	19,901
CarMax, Inc. *	9,209	397,552
Coupang, Inc. *	6,650	126,882
Designer Brands, Inc., Class A	14,176	100,933
Dick's Sporting Goods, Inc.	1,869	380,584
Dillard's, Inc., Class A	156	94,035
eBay, Inc.	16,542	1,503,006
Etsy, Inc. *	2,358	129,407
Five Below, Inc. *	1,214	271,365
Floor & Decor Holdings, Inc., Class A *	1,807	124,846
GameStop Corp., Class A *	6,121	147,088
Gap, Inc.	11,966	335,527
Genesco, Inc. *	2,369	64,532
Genuine Parts Co.	5,303	632,436
Gold.com, Inc.	5,855	336,487
Group 1 Automotive, Inc.	1,032	336,164
Haverty Furniture Cos., Inc.	1,890	45,001
Home Depot, Inc.	17,952	6,834,685
Kohl's Corp.	52,879	865,629
Lithia Motors, Inc.	1,984	554,687
LKQ Corp.	20,229	669,782
Lowe's Cos., Inc.	17,415	4,607,487
Macy's, Inc.	47,671	942,932
MarineMax, Inc. *	2,989	91,164
Monro, Inc.	3,890	83,752
Murphy USA, Inc.	840	328,222
National Vision Holdings, Inc. *	4,466	120,448
Ollie's Bargain Outlet Holdings, Inc. *	975	104,422
OneWater Marine, Inc., Class A *	1,952	22,223
O'Reilly Automotive, Inc. *	10,270	964,148
Penske Automotive Group, Inc.	1,211	190,757
Petco Health & Wellness Co., Inc. *	14,048	35,822
Pool Corp.	830	188,559
QVC Group, Inc. *(a)(b)	43,771	132,188
RH *	796	131,905
Ross Stores, Inc.	5,017	1,031,696
Sally Beauty Holdings, Inc. *	10,614	170,567
Shoe Carnival, Inc.	2,016	40,703
Signet Jewelers Ltd.	3,380	325,122
Sleep Number Corp. *	8,254	50,927
Sonic Automotive, Inc., Class A	1,424	89,313
Stitch Fix, Inc., Class A *	7,668	25,534
TJX Cos., Inc.	14,604	2,360,883
Tractor Supply Co.	10,462	542,350
Ulta Beauty, Inc. *	926	634,116
Upbound Group, Inc.	5,627	120,699
Urban Outfitters, Inc. *	2,518	166,692
Valvoline, Inc. *	4,825	182,385
Victoria's Secret & Co. *	5,680	356,136
Wayfair, Inc., Class A *	1,155	88,161
Williams-Sonoma, Inc.	2,148	441,736
Zumiez, Inc. *	2,976	78,031
		47,404,120

Consumer Durables & Apparel 1.7%
Acushnet Holdings Corp.	850	86,980
Beazer Homes USA, Inc. *	3,421	87,509
Brunswick Corp.	5,598	445,713
Callaway Golf Co. *	9,339	131,306
Capri Holdings Ltd. *	17,866	366,432
Carter's, Inc.	5,391	180,868
Cavco Industries, Inc. *	208	120,070
SECURITY	NUMBER OF SHARES	VALUE ($)
Century Communities, Inc.	2,916	196,043
Champion Homes, Inc. *	1,507	140,874
Columbia Sportswear Co.	2,097	129,888
Crocs, Inc. *	2,235	202,737
Deckers Outdoor Corp. *	2,593	304,081
DR Horton, Inc.	12,817	2,055,719
Ethan Allen Interiors, Inc.	1,834	41,779
G-III Apparel Group Ltd.	4,288	131,170
GoPro, Inc., Class A *	48,104	46,555
Green Brick Partners, Inc. *	1,022	75,281
Hasbro, Inc.	5,010	498,946
Helen of Troy Ltd. *	4,973	87,724
Hooker Furnishings Corp.	2,738	39,263
Hovnanian Enterprises, Inc., Class A *	360	45,223
Installed Building Products, Inc.	418	137,004
KB Home	4,347	276,382
Kontoor Brands, Inc.	1,337	87,186
La-Z-Boy, Inc.	2,846	101,659
Leggett & Platt, Inc.	23,771	277,645
Lennar Corp., Class A	13,713	1,568,219
Levi Strauss & Co., Class A	3,106	68,829
LGI Homes, Inc. *	2,076	107,744
M/I Homes, Inc. *	1,554	220,917
Malibu Boats, Inc., Class A *	2,038	59,224
MasterCraft Boat Holdings, Inc. *	1,684	36,551
Mattel, Inc. *	11,000	186,450
Meritage Homes Corp.	4,926	371,519
Mohawk Industries, Inc. *	4,418	553,443
Movado Group, Inc.	1,923	47,979
Newell Brands, Inc.	84,877	386,190
NIKE, Inc., Class B	36,826	2,289,841
NVR, Inc. *	99	744,261
Oxford Industries, Inc. (a)	1,503	59,504
Polaris, Inc.	6,011	365,108
PulteGroup, Inc.	9,346	1,282,271
PVH Corp.	5,958	408,719
Ralph Lauren Corp.	850	308,210
SharkNinja, Inc. *	907	111,443
Smith & Wesson Brands, Inc.	7,025	83,598
Somnigroup International, Inc.	2,659	238,007
Sonos, Inc. *	4,746	73,088
Steven Madden Ltd.	4,272	154,219
Sturm Ruger & Co., Inc.	1,760	65,894
Tapestry, Inc.	4,995	776,573
Taylor Morrison Home Corp. *	6,342	417,874
Toll Brothers, Inc.	3,729	586,348
TopBuild Corp. *	603	270,325
Tri Pointe Homes, Inc. *	7,510	347,713
Under Armour, Inc., Class A *	26,854	199,257
VF Corp.	33,953	659,367
Whirlpool Corp. (b)	7,778	532,249
Wolverine World Wide, Inc.	3,596	63,541
YETI Holdings, Inc. *	2,354	102,893
		20,041,405

Consumer Services 1.4%
ADT, Inc.	26,497	212,506
Airbnb, Inc., Class A *	812	109,709
Aramark	6,539	273,657
BJ's Restaurants, Inc. *	915	34,761
Bloomin' Brands, Inc.	12,668	77,528
Booking Holdings, Inc.	308	1,305,720
Boyd Gaming Corp.	2,211	184,022
Bright Horizons Family Solutions, Inc. *	663	49,407
Brightstar Lottery PLC	6,161	83,543
Brinker International, Inc. *	374	55,427
Caesars Entertainment, Inc. *	13,652	341,983
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Carnival Corp.	7,837	247,257
Cheesecake Factory, Inc. (b)	967	62,642
Chegg, Inc. *	32,381	21,284
Chipotle Mexican Grill, Inc. *	9,900	368,478
Choice Hotels International, Inc.	433	45,617
Churchill Downs, Inc.	920	84,576
Covista, Inc. *	884	86,632
Cracker Barrel Old Country Store, Inc. (b)	2,618	85,661
Darden Restaurants, Inc.	2,576	550,878
Dave & Buster's Entertainment, Inc. *	2,786	41,010
Dine Brands Global, Inc.	1,858	57,524
Domino's Pizza, Inc.	596	239,896
DoorDash, Inc., Class A *	694	122,470
Expedia Group, Inc.	1,653	356,536
Flutter Entertainment PLC *	1,431	151,886
Frontdoor, Inc. *	1,109	76,044
Golden Entertainment, Inc.	1,279	36,963
Graham Holdings Co., Class B	134	141,130
Grand Canyon Education, Inc. *	746	118,666
H&R Block, Inc.	2,923	89,502
Hilton Grand Vacations, Inc. *	2,742	123,280
Hilton Worldwide Holdings, Inc.	1,696	528,779
Hyatt Hotels Corp., Class A	425	68,637
Jack in the Box, Inc.	3,522	59,592
Las Vegas Sands Corp.	5,359	303,962
Laureate Education, Inc. *	5,881	190,192
Marriott International, Inc., Class A	1,877	641,427
Marriott Vacations Worldwide Corp.	3,092	201,011
Matthews International Corp., Class A	2,499	66,049
McDonald's Corp.	10,011	3,414,352
MGM Resorts International *	11,760	433,474
Papa John's International, Inc.	920	28,842
Penn Entertainment, Inc. *	13,359	208,935
Perdoceo Education Corp.	1,869	62,331
Planet Fitness, Inc., Class A *	672	55,205
Red Rock Resorts, Inc., Class A	1,258	76,172
Royal Caribbean Cruises Ltd.	698	217,050
Service Corp. International	3,379	284,444
Six Flags Entertainment Corp. *	2,615	44,533
Starbucks Corp.	21,483	2,105,764
Strategic Education, Inc.	971	79,894
Stride, Inc. *	669	56,450
Texas Roadhouse, Inc.	1,087	198,780
Travel & Leisure Co.	3,168	233,482
United Parks & Resorts, Inc. *	1,317	45,818
Vail Resorts, Inc.	1,363	185,109
Wendy's Co. (b)	10,090	77,289
Wingstop, Inc.	118	30,622
Wyndham Hotels & Resorts, Inc.	1,963	160,573
Wynn Resorts Ltd.	1,029	111,327
Yum! Brands, Inc.	4,342	730,151
		16,736,441

Consumer Staples Distribution & Retail 3.1%
Albertsons Cos., Inc., Class A	32,012	573,015
Andersons, Inc.	6,263	408,911
BJ's Wholesale Club Holdings, Inc. *	3,224	318,499
Casey's General Stores, Inc.	945	647,883
Chefs' Warehouse, Inc. *	579	41,335
Costco Wholesale Corp.	5,935	5,999,039
Dollar General Corp.	15,436	2,411,721
Dollar Tree, Inc. *	10,956	1,385,715
Grocery Outlet Holding Corp. *	6,697	66,166
Ingles Markets, Inc., Class A	2,721	231,557
Kroger Co.	39,476	2,693,842
Maplebear, Inc. *	688	25,807
SECURITY	NUMBER OF SHARES	VALUE ($)
Performance Food Group Co. *	7,712	748,527
PriceSmart, Inc.	1,272	196,677
Sprouts Farmers Market, Inc. *	1,771	130,824
Sysco Corp.	14,045	1,280,342
Target Corp.	34,055	3,875,118
U.S. Foods Holding Corp. *	9,873	953,830
United Natural Foods, Inc. *	14,204	542,735
Village Super Market, Inc., Class A	1,063	41,616
Walmart, Inc.	102,923	13,168,998
Weis Markets, Inc.	1,765	119,596
		35,861,753

Energy 9.5%
Antero Midstream Corp.	5,800	130,384
Antero Resources Corp. *	11,647	428,726
APA Corp.	36,841	1,118,861
Archrock, Inc.	3,719	131,392
Baker Hughes Co.	27,732	1,809,790
Bristow Group, Inc. *	1,014	48,368
Cactus, Inc., Class A	1,104	59,616
California Resources Corp.	5,915	348,039
Cheniere Energy, Inc.	4,491	1,058,663
Chevron Corp.	94,857	17,715,493
Chord Energy Corp.	3,430	371,709
CNX Resources Corp. *	7,494	313,099
Comstock Resources, Inc. *	2,301	45,123
ConocoPhillips	66,624	7,559,159
Core Laboratories, Inc.	2,129	37,449
Core Natural Resources, Inc.	2,617	214,803
Coterra Energy, Inc.	29,400	899,346
Crescent Energy Co., Class A	21,201	247,204
CVR Energy, Inc. *	3,197	77,240
Delek U.S. Holdings, Inc.	7,564	288,264
Devon Energy Corp.	46,843	2,039,076
Diamondback Energy, Inc.	4,180	727,654
Dorian LPG Ltd.	2,355	87,111
DT Midstream, Inc.	1,200	166,608
EOG Resources, Inc.	23,858	2,960,301
EQT Corp.	13,693	841,024
Expand Energy Corp.	10,267	1,108,015
Expro Group Holdings NV *	3,936	70,297
Exxon Mobil Corp.	188,596	28,760,890
Green Plains, Inc. *	12,011	164,911
Gulfport Energy Corp. *	643	134,168
Halliburton Co.	41,128	1,480,608
Helix Energy Solutions Group, Inc. *	7,981	73,345
Helmerich & Payne, Inc.	8,673	305,463
HF Sinclair Corp.	22,751	1,137,778
International Seaways, Inc.	1,929	145,697
Kinder Morgan, Inc.	60,476	2,012,037
Kodiak Gas Services, Inc.	967	52,769
Kosmos Energy Ltd. *	59,434	138,481
Liberty Energy, Inc.	12,435	349,299
Magnolia Oil & Gas Corp., Class A	6,260	174,153
Marathon Petroleum Corp.	33,130	6,566,697
Matador Resources Co.	4,148	213,207
Murphy Oil Corp.	13,293	440,663
Nabors Industries Ltd. *	2,692	210,299
New Fortress Energy, Inc. *	26,353	28,725
Noble Corp. PLC	3,577	162,503
Northern Oil & Gas, Inc.	4,225	116,568
NOV, Inc.	20,853	422,482
Occidental Petroleum Corp.	39,578	2,100,800
Oceaneering International, Inc. *	2,755	97,803
Oil States International, Inc. *	6,622	86,682
ONEOK, Inc.	14,115	1,168,299
Ovintiv, Inc.	26,127	1,321,765
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Par Pacific Holdings, Inc. *	5,651	241,128
Patterson-UTI Energy, Inc.	30,797	262,083
PBF Energy, Inc., Class A	29,703	1,057,427
Peabody Energy Corp.	15,852	499,972
Permian Resources Corp.	9,214	168,524
Phillips 66	33,406	5,155,548
ProPetro Holding Corp. *	11,944	144,881
Range Resources Corp.	7,943	327,887
REX American Resources Corp. *	1,338	47,579
RPC, Inc.	7,638	44,377
Select Water Solutions, Inc.	5,403	73,859
SLB Ltd.	53,381	2,740,581
SM Energy Co.	21,054	486,979
Summit Midstream Corp. *	1,290	38,068
Talos Energy, Inc. *	9,194	112,627
Targa Resources Corp.	3,504	826,243
TechnipFMC PLC	7,886	522,921
Texas Pacific Land Corp.	224	117,441
Tidewater, Inc. *	639	50,749
Valaris Ltd. *	1,187	113,774
Valero Energy Corp.	35,973	7,361,515
W&T Offshore, Inc.	16,751	44,390
Weatherford International PLC	2,394	252,471
Williams Cos., Inc.	21,727	1,623,441
World Kinect Corp.	23,928	597,004
		111,680,375

Equity Real Estate Investment Trusts (REITs) 1.9%
Acadia Realty Trust	1,801	37,677
Agree Realty Corp.	862	69,374
Alexander & Baldwin, Inc.	1,876	39,002
Alexandria Real Estate Equities, Inc.	5,652	305,434
American Assets Trust, Inc.	2,168	42,319
American Healthcare REIT, Inc.	1,355	70,785
American Homes 4 Rent, Class A	4,346	130,380
American Tower Corp.	6,191	1,187,805
Americold Realty Trust, Inc.	11,563	154,829
Apple Hospitality REIT, Inc.	8,303	101,795
AvalonBay Communities, Inc.	2,183	386,893
Brandywine Realty Trust	20,202	64,444
Brixmor Property Group, Inc.	6,622	200,448
Broadstone Net Lease, Inc.	4,007	77,696
BXP, Inc.	5,672	326,594
Camden Property Trust	1,960	212,346
CareTrust REIT, Inc.	1,049	42,610
Centerspace	477	30,003
COPT Defense Properties	3,073	97,660
Cousins Properties, Inc.	4,624	107,092
Crown Castle, Inc.	9,980	893,609
CubeSmart	3,519	144,772
DiamondRock Hospitality Co.	6,080	61,043
Digital Realty Trust, Inc.	4,528	802,362
Diversified Healthcare Trust	23,943	161,855
Douglas Emmett, Inc.	8,070	79,812
Easterly Government Properties, Inc.	1,842	42,882
EastGroup Properties, Inc.	451	88,536
Empire State Realty Trust, Inc., Class A	8,805	51,773
EPR Properties	1,930	114,661
Equinix, Inc.	812	791,099
Equity LifeStyle Properties, Inc.	2,144	143,991
Equity Residential	8,093	511,559
Essential Properties Realty Trust, Inc.	1,437	48,772
Essex Property Trust, Inc.	1,015	258,937
Extra Space Storage, Inc.	2,082	314,445
Federal Realty Investment Trust	1,755	190,891
First Industrial Realty Trust, Inc.	1,831	115,609
Four Corners Property Trust, Inc.	1,215	31,007
SECURITY	NUMBER OF SHARES	VALUE ($)
Gaming & Leisure Properties, Inc.	4,266	208,650
Global Net Lease, Inc.	6,849	64,518
Healthcare Realty Trust, Inc.	10,041	185,256
Healthpeak Properties, Inc.	17,339	306,554
Highwoods Properties, Inc.	4,328	97,337
Host Hotels & Resorts, Inc.	22,019	431,352
Hudson Pacific Properties, Inc. *	5,688	41,181
Independence Realty Trust, Inc.	3,303	54,731
Innovative Industrial Properties, Inc.	635	33,630
InvenTrust Properties Corp.	1,423	44,398
Invitation Homes, Inc.	9,086	239,325
Iron Mountain, Inc.	4,332	469,286
JBG SMITH Properties	5,886	89,526
Kilroy Realty Corp.	4,370	130,313
Kimco Realty Corp.	11,363	267,599
Kite Realty Group Trust	3,818	99,459
Lamar Advertising Co., Class A	1,610	221,761
Lineage, Inc.	1,385	56,120
LTC Properties, Inc.	936	37,141
LXP Industrial Trust	1,879	93,123
Macerich Co.	6,396	130,926
Medical Properties Trust, Inc. (b)	36,682	211,288
Mid-America Apartment Communities, Inc.	2,181	291,949
National Health Investors, Inc.	702	59,017
National Storage Affiliates Trust	1,363	47,732
NNN REIT, Inc.	3,112	141,036
Omega Healthcare Investors, Inc.	3,882	187,384
Outfront Media, Inc.	4,990	143,762
Park Hotels & Resorts, Inc.	13,968	157,978
Peakstone Realty Trust	4,633	96,644
Pebblebrook Hotel Trust	7,137	91,568
Phillips Edison & Co., Inc.	2,027	79,621
Piedmont Realty Trust, Inc., Class A *	11,987	90,981
Prologis, Inc.	9,691	1,381,646
Public Storage	1,776	545,339
Rayonier, Inc.	10,735	230,695
Realty Income Corp.	7,931	531,377
Regency Centers Corp.	2,844	224,676
Rexford Industrial Realty, Inc.	2,477	92,813
RLJ Lodging Trust	11,646	93,401
Ryman Hospitality Properties, Inc.	812	80,185
Sabra Health Care REIT, Inc.	5,452	112,039
SBA Communications Corp.	1,458	293,291
Service Properties Trust (a)	47,518	109,291
Sila Realty Trust, Inc.	1,221	31,416
Simon Property Group, Inc.	4,226	861,470
SL Green Realty Corp.	2,685	98,942
STAG Industrial, Inc.	3,077	120,680
Summit Hotel Properties, Inc.	5,666	25,554
Sun Communities, Inc.	2,251	307,171
Sunstone Hotel Investors, Inc.	8,537	79,223
Tanger, Inc.	1,780	65,967
Terreno Realty Corp.	868	57,340
UDR, Inc.	6,148	230,550
Urban Edge Properties	3,361	71,421
Ventas, Inc.	7,432	640,341
Veris Residential, Inc.	2,364	44,561
VICI Properties, Inc.	10,885	328,836
Vornado Realty Trust	4,683	129,157
Welltower, Inc.	4,558	944,053
Weyerhaeuser Co.	36,696	900,153
WP Carey, Inc.	3,921	292,703
Xenia Hotels & Resorts, Inc.	4,042	61,762
		22,420,000

See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Financial Services 6.5%
Acadian Asset Management, Inc.	1,439	77,505
Adamas Trust, Inc.	7,335	60,440
Affiliated Managers Group, Inc.	1,316	402,933
AGNC Investment Corp.	18,729	209,952
Ally Financial, Inc.	23,791	938,317
American Express Co.	7,846	2,423,629
Ameriprise Financial, Inc.	1,912	898,869
Annaly Capital Management, Inc.	19,064	443,047
Apollo Commercial Real Estate Finance, Inc.	7,528	79,797
Apollo Global Management, Inc.	2,182	228,237
Arbor Realty Trust, Inc. (b)	8,852	70,196
ARES Management Corp., Class A	900	100,809
Artisan Partners Asset Management, Inc., Class A	2,492	100,378
Bank of New York Mellon Corp.	17,944	2,137,130
Berkshire Hathaway, Inc., Class B *	32,601	16,461,875
BGC Group, Inc., Class A	5,500	52,360
Blackrock, Inc.	2,059	2,189,191
Blackstone Mortgage Trust, Inc., Class A	7,163	137,601
Blackstone, Inc.	5,724	648,930
Block, Inc. *	7,447	474,374
BRC Group Holdings, Inc. *(b)	7,699	49,659
Bread Financial Holdings, Inc.	4,834	342,537
BrightSpire Capital, Inc.	8,444	49,060
Capital One Financial Corp.	22,179	4,339,100
Carlyle Group, Inc.	5,352	278,250
Charles Schwab Corp. (c)	15,131	1,440,471
Chimera Investment Corp.	7,161	97,461
Claros Mortgage Trust, Inc. *	19,320	46,175
CME Group, Inc.	3,592	1,147,644
Cohen & Steers, Inc.	543	36,310
Coinbase Global, Inc., Class A *	183	32,181
Corebridge Financial, Inc.	12,097	312,586
Corpay, Inc. *	1,398	454,490
Credit Acceptance Corp. *	229	108,358
DigitalBridge Group, Inc.	8,458	130,676
Donnelley Financial Solutions, Inc. *	1,101	54,786
Enact Holdings, Inc.	834	34,895
Encore Capital Group, Inc. *	1,951	133,234
Enova International, Inc. *	846	117,636
Equitable Holdings, Inc.	6,279	252,541
Essent Group Ltd.	2,168	131,901
Euronet Worldwide, Inc. *	1,567	108,985
Evercore, Inc., Class A	994	306,987
EZCORP, Inc., Class A *	2,299	60,992
FactSet Research Systems, Inc.	469	101,684
Federal Agricultural Mortgage Corp., Class C	208	32,793
Federated Hermes, Inc.	3,044	170,494
Fidelity National Information Services, Inc.	16,032	816,991
FirstCash Holdings, Inc.	833	160,594
Fiserv, Inc. *	10,505	654,356
Franklin BSP Realty Trust, Inc.	3,458	31,572
Franklin Resources, Inc.	18,207	483,214
Global Payments, Inc.	12,327	942,522
Goldman Sachs Group, Inc.	6,773	5,821,868
Green Dot Corp., Class A *	3,793	43,847
Hamilton Lane, Inc., Class A	227	23,821
Houlihan Lokey, Inc.	700	114,639
Interactive Brokers Group, Inc., Class A	1,280	91,123
Intercontinental Exchange, Inc.	5,998	984,452
Invesco Ltd.	19,648	515,956
Jack Henry & Associates, Inc.	1,260	204,700
Jackson Financial, Inc., Class A	3,358	367,634
SECURITY	NUMBER OF SHARES	VALUE ($)
Janus Henderson Group PLC	3,985	207,618
Jefferies Financial Group, Inc.	4,787	212,543
KKR & Co., Inc.	4,168	365,450
KKR Real Estate Finance Trust, Inc.	3,982	27,675
Ladder Capital Corp.	4,145	42,984
LendingClub Corp. *	2,376	35,426
loanDepot, Inc., Class A *	16,829	34,836
LPL Financial Holdings, Inc.	1,012	303,985
MarketAxess Holdings, Inc.	510	97,920
Mastercard, Inc., Class A	4,697	2,429,335
MFA Financial, Inc.	5,115	51,713
MGIC Investment Corp.	7,975	211,577
Moelis & Co., Class A	2,060	122,282
Moody's Corp.	1,217	581,227
Morgan Stanley	24,909	4,147,598
Morningstar, Inc.	288	52,744
MSCI, Inc.	483	276,194
Nasdaq, Inc.	4,295	376,156
Navient Corp.	13,722	120,616
NCR Atleos Corp. *	4,605	203,909
Nelnet, Inc., Class A	353	45,699
NMI Holdings, Inc., Class A *	1,318	51,811
Northern Trust Corp.	4,613	660,074
OneMain Holdings, Inc.	10,683	587,779
Oppenheimer Holdings, Inc., Class A	525	45,302
PayPal Holdings, Inc.	25,608	1,183,346
Paysafe Ltd. *	3,525	22,067
PennyMac Financial Services, Inc.	1,357	124,749
PennyMac Mortgage Investment Trust	4,858	59,559
Piper Sandler Cos.	301	88,961
PJT Partners, Inc., Class A	230	33,966
PRA Group, Inc. *	2,988	47,061
PROG Holdings, Inc.	8,680	305,623
Radian Group, Inc.	4,830	166,732
Raymond James Financial, Inc.	2,863	438,268
Ready Capital Corp.	13,956	25,819
Redwood Trust, Inc.	7,118	43,064
Regional Management Corp.	1,010	32,138
Rithm Capital Corp.	25,376	255,029
Rocket Cos., Inc., Class A	15,274	277,834
S&P Global, Inc.	3,068	1,355,688
SEI Investments Co.	2,883	234,446
Shift4 Payments, Inc., Class A *(b)	323	14,235
SLM Corp.	10,322	193,434
Starwood Property Trust, Inc.	12,194	217,175
State Street Corp.	10,579	1,360,671
Stifel Financial Corp.	2,484	183,940
StoneX Group, Inc. *	2,146	273,615
Synchrony Financial	28,694	1,983,042
T. Rowe Price Group, Inc.	11,287	1,068,089
Toast, Inc., Class A *	1,433	39,135
TPG RE Finance Trust, Inc.	3,682	31,150
TPG, Inc.	1,069	46,416
Tradeweb Markets, Inc., Class A	593	73,090
Two Harbors Investment Corp.	3,217	33,232
Victory Capital Holdings, Inc., Class A	978	67,658
Virtu Financial, Inc., Class A	3,468	143,610
Virtus Investment Partners, Inc.	252	34,867
Visa, Inc., Class A	10,701	3,425,818
Voya Financial, Inc.	2,890	193,283
Walker & Dunlop, Inc.	1,354	62,298
Western Union Co.	37,280	359,006
WEX, Inc. *	958	142,924
World Acceptance Corp. *	225	30,348
		75,728,584

See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Food, Beverage & Tobacco 3.4%
Altria Group, Inc.	49,367	3,408,298
Archer-Daniels-Midland Co.	57,235	3,951,504
B&G Foods, Inc.	19,154	101,708
Boston Beer Co., Inc., Class A *	390	88,444
Brown-Forman Corp., Class B	8,944	258,124
Bunge Global SA	21,465	2,589,752
Calavo Growers, Inc.	1,793	48,124
Cal-Maine Foods, Inc.	1,376	119,863
Campbell's Co.	9,367	252,441
Coca-Cola Co.	48,798	3,979,965
Coca-Cola Consolidated, Inc.	944	191,066
Conagra Brands, Inc.	35,547	684,280
Constellation Brands, Inc., Class A	5,198	820,556
Darling Ingredients, Inc. *	7,345	390,460
Flowers Foods, Inc.	13,561	133,983
Fresh Del Monte Produce, Inc.	4,624	198,508
General Mills, Inc.	26,017	1,176,749
Hain Celestial Group, Inc. *(a)	56,848	45,444
Hershey Co.	2,876	679,541
Hormel Foods Corp.	13,533	346,445
Ingredion, Inc.	2,947	346,155
J&J Snack Foods Corp.	475	41,353
J.M. Smucker Co.	5,415	627,869
John B Sanfilippo & Son, Inc.	678	56,009
Keurig Dr. Pepper, Inc.	30,054	910,035
Kraft Heinz Co.	57,167	1,406,880
Lamb Weston Holdings, Inc.	4,563	219,891
Marzetti Co.	486	79,869
McCormick & Co., Inc. - Non Voting Shares	5,365	381,129
MGP Ingredients, Inc.	1,019	19,361
Molson Coors Beverage Co., Class B	11,432	560,054
Mondelez International, Inc., Class A	37,443	2,305,740
Monster Beverage Corp. *	6,304	537,731
Nomad Foods Ltd.	9,272	101,714
PepsiCo, Inc.	33,093	5,617,206
Philip Morris International, Inc.	22,931	4,284,199
Pilgrim's Pride Corp.	1,593	68,754
Post Holdings, Inc. *	1,772	188,364
Seaboard Corp.	34	174,512
Seneca Foods Corp., Class A *	408	56,704
Simply Good Foods Co. *	2,063	35,195
Tyson Foods, Inc., Class A	32,831	2,133,687
Universal Corp.	2,176	116,916
		39,734,582

Health Care Equipment & Services 5.6%
Abbott Laboratories	27,292	3,175,424
Acadia Healthcare Co., Inc. *	6,631	155,431
Accendra Health, Inc. *(a)	30,826	74,599
AdaptHealth Corp. *	9,151	83,732
Addus HomeCare Corp. *	399	41,308
agilon health, Inc. *	41,806	24,636
Align Technology, Inc. *	2,080	395,408
AMN Healthcare Services, Inc. *	9,580	186,618
Astrana Health, Inc. *	1,520	30,902
Avanos Medical, Inc. *	3,832	54,031
Baxter International, Inc.	31,472	641,085
Becton Dickinson & Co.	7,264	1,281,951
Boston Scientific Corp. *	8,097	622,254
BrightSpring Health Services, Inc. *	1,305	54,066
Brookdale Senior Living, Inc. *	8,674	132,712
Cardinal Health, Inc.	4,305	986,835
Cencora, Inc.	2,097	780,378
Centene Corp. *	78,979	3,544,578
SECURITY	NUMBER OF SHARES	VALUE ($)
Chemed Corp.	344	141,043
Cigna Group	20,815	6,032,603
Claritev Corp. *	1,429	19,249
Clover Health Investments Corp. *	9,988	20,875
Community Health Systems, Inc. *	61,064	211,281
Concentra Group Holdings Parent, Inc.	6,854	164,222
CONMED Corp.	1,037	47,702
Cooper Cos., Inc. *	3,518	294,351
Cross Country Healthcare, Inc. *	5,439	47,319
CVS Health Corp.	129,546	10,350,725
DaVita, Inc. *	2,489	389,031
Dentsply Sirona, Inc.	19,671	288,770
Dexcom, Inc. *	2,223	163,235
Edwards Lifesciences Corp. *	7,758	670,834
Elevance Health, Inc.	14,586	4,667,520
Embecta Corp.	5,186	53,208
Encompass Health Corp.	1,729	186,525
Enhabit, Inc. *	5,346	72,759
Enovis Corp. *	3,246	82,676
Ensign Group, Inc.	691	147,991
Envista Holdings Corp. *	7,926	231,518
Evolent Health, Inc., Class A *	5,265	17,111
Fulgent Genetics, Inc. *	1,699	26,046
GE HealthCare Technologies, Inc.	9,870	831,745
Globus Medical, Inc., Class A *	1,175	112,166
Haemonetics Corp. *	1,129	71,488
HCA Healthcare, Inc.	5,123	2,713,653
HealthEquity, Inc. *	551	42,146
Henry Schein, Inc. *	6,422	529,109
Hologic, Inc. *	7,355	554,273
Humana, Inc.	11,050	2,105,467
ICU Medical, Inc. *	586	88,240
IDEXX Laboratories, Inc. *	511	335,589
Insulet Corp. *	136	33,539
Integer Holdings Corp. *	677	58,682
Integra LifeSciences Holdings Corp. *	6,983	79,467
Intuitive Surgical, Inc. *	1,230	619,317
Labcorp Holdings, Inc.	5,210	1,506,315
Lantheus Holdings, Inc. *	601	45,021
LivaNova PLC *	996	70,318
Masimo Corp. *	635	111,347
McKesson Corp.	1,789	1,766,405
Merit Medical Systems, Inc. *	633	48,855
Molina Healthcare, Inc. *	3,538	545,029
National HealthCare Corp.	490	80,115
Neogen Corp. *	6,884	77,307
OmniAb, Inc., Class A *(d)	52	0
OmniAb, Inc., Class B *(d)	52	0
Omnicell, Inc. *	1,551	63,746
Option Care Health, Inc. *	4,343	140,974
Pediatrix Medical Group, Inc. *	5,344	106,078
Penumbra, Inc. *	156	53,725
Privia Health Group, Inc. *	1,548	36,765
Quest Diagnostics, Inc.	3,547	751,645
QuidelOrtho Corp. *	6,465	147,014
RadNet, Inc. *	543	37,907
ResMed, Inc.	1,318	337,751
Select Medical Holdings Corp.	4,734	70,868
Solventum Corp. *	7,934	588,703
STERIS PLC	1,498	378,020
Stryker Corp.	3,305	1,280,555
Surgery Partners, Inc. *	2,649	41,060
Teladoc Health, Inc. *	6,800	35,768
Teleflex, Inc.	1,707	208,356
Tenet Healthcare Corp. *	3,069	734,688
UnitedHealth Group, Inc.	34,995	10,262,984
Universal Health Services, Inc., Class B	3,391	698,885
Varex Imaging Corp. *	3,540	46,622
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Veeva Systems, Inc., Class A *	529	96,283
Waystar Holding Corp. *	726	18,622
Zimmer Biomet Holdings, Inc.	6,266	616,825
		65,771,979

Household & Personal Products 1.3%
BellRing Brands, Inc. *	731	13,443
Central Garden & Pet Co., Class A *	3,706	128,005
Church & Dwight Co., Inc.	4,403	461,699
Clorox Co.	2,604	331,125
Colgate-Palmolive Co.	14,449	1,432,474
Coty, Inc., Class A *	21,212	53,242
Edgewell Personal Care Co.	4,650	105,741
elf Beauty, Inc. *	373	34,335
Energizer Holdings, Inc.	4,017	86,727
Estee Lauder Cos., Inc., Class A	8,486	928,962
Herbalife Ltd. *	13,729	267,990
Interparfums, Inc.	306	30,839
Kenvue, Inc.	51,866	991,678
Kimberly-Clark Corp.	8,074	899,767
Medifast, Inc. *(a)	5,899	62,116
Nu Skin Enterprises, Inc., Class A (a)	16,417	139,216
Procter & Gamble Co.	50,516	8,446,275
Reynolds Consumer Products, Inc.	2,119	52,572
Spectrum Brands Holdings, Inc.	2,805	219,856
USANA Health Sciences, Inc. *	2,042	43,944
WD-40 Co.	170	40,494
		14,770,500

Insurance 2.3%
Aflac, Inc.	15,107	1,706,034
Allstate Corp.	8,267	1,773,437
American Financial Group, Inc.	3,351	445,616
American International Group, Inc.	34,875	2,807,089
AMERISAFE, Inc.	900	29,277
Aon PLC, Class A	3,332	1,117,786
Arthur J Gallagher & Co.	1,680	383,376
Assurant, Inc.	1,189	272,983
Brighthouse Financial, Inc. *	1,217	72,996
Brown & Brown, Inc.	2,127	152,761
Chubb Ltd.	6,574	2,240,814
Cincinnati Financial Corp.	3,892	638,210
CNA Financial Corp.	847	40,673
CNO Financial Group, Inc.	5,363	224,227
Employers Holdings, Inc.	1,359	56,195
Erie Indemnity Co., Class A	315	84,874
F&G Annuities & Life, Inc.	488	11,053
Fidelity National Financial, Inc.	8,665	458,205
First American Financial Corp.	5,573	390,723
Genworth Financial, Inc., Class A *	27,728	234,024
Globe Life, Inc.	1,727	250,864
Hanover Insurance Group, Inc.	975	176,114
Hartford Insurance Group, Inc.	7,178	1,010,878
Horace Mann Educators Corp.	1,086	47,252
Kemper Corp.	2,620	84,678
Kinsale Capital Group, Inc.	90	35,070
Lincoln National Corp.	9,642	330,721
Loews Corp.	4,575	503,341
Markel Group, Inc. *	263	545,060
Marsh & McLennan Cos., Inc.	6,714	1,253,772
Mercury General Corp.	815	73,823
MetLife, Inc.	21,759	1,568,171
Old Republic International Corp.	10,399	445,805
Primerica, Inc.	690	175,025
Principal Financial Group, Inc.	8,829	842,463
ProAssurance Corp. *	1,337	32,823
SECURITY	NUMBER OF SHARES	VALUE ($)
Progressive Corp.	6,814	1,455,879
Prudential Financial, Inc.	12,991	1,278,055
Reinsurance Group of America, Inc., Class A	1,427	307,847
RLI Corp.	1,489	92,794
Safety Insurance Group, Inc.	602	46,733
Selective Insurance Group, Inc.	1,545	129,842
Stewart Information Services Corp.	1,756	124,658
Travelers Cos., Inc.	5,880	1,814,803
Unum Group	5,201	373,068
W.R. Berkley Corp.	4,951	354,987
White Mountains Insurance Group Ltd.	61	135,451
Willis Towers Watson PLC	1,843	562,428
		27,192,758

Materials 4.3%
AdvanSix, Inc.	3,480	62,048
Air Products & Chemicals, Inc.	3,857	1,063,259
Albemarle Corp.	4,817	860,653
Alcoa Corp.	14,779	917,480
Alpha Metallurgical Resources, Inc. *	1,408	229,011
Amcor PLC	17,001	823,358
AptarGroup, Inc.	1,495	214,846
Ardagh Metal Packaging SA	8,416	40,818
Ashland, Inc.	3,777	235,534
Avery Dennison Corp.	2,205	432,952
Avient Corp.	4,211	172,946
Axalta Coating Systems Ltd. *	6,390	213,490
Balchem Corp.	390	70,758
Ball Corp.	11,374	763,537
Cabot Corp.	2,220	169,031
Celanese Corp.	11,333	565,970
CF Industries Holdings, Inc.	9,292	924,926
Chemours Co.	17,915	326,770
Clearwater Paper Corp. *	3,125	46,844
Cleveland-Cliffs, Inc. *	72,849	776,570
Coeur Mining, Inc. *	4,469	121,333
Commercial Metals Co.	7,619	558,473
Compass Minerals International, Inc. *	3,719	93,719
Corteva, Inc.	16,919	1,355,550
CRH PLC	17,355	2,082,253
Crown Holdings, Inc.	4,150	475,590
Dow, Inc.	98,804	3,036,247
DuPont de Nemours, Inc.	25,733	1,287,679
Eagle Materials, Inc.	915	204,777
Eastman Chemical Co.	8,986	678,533
Ecolab, Inc.	2,890	891,131
Ecovyst, Inc. *	9,683	109,127
Element Solutions, Inc.	5,884	206,470
Ferroglobe PLC	9,809	50,124
FMC Corp.	14,897	219,582
Freeport-McMoRan, Inc.	37,902	2,580,368
Graphic Packaging Holding Co.	16,228	198,468
Greif, Inc., Class A	2,292	166,560
Hawkins, Inc.	309	46,072
HB Fuller Co.	2,427	159,502
Hecla Mining Co.	8,123	202,344
Huntsman Corp.	34,753	439,625
Ingevity Corp. *	2,140	154,144
Innospec, Inc.	1,125	86,152
International Flavors & Fragrances, Inc.	8,751	719,595
International Paper Co.	23,721	1,033,050
Kaiser Aluminum Corp.	985	128,188
Knife River Corp. *	1,298	115,496
Koppers Holdings, Inc.	2,001	75,638
Linde PLC	6,474	3,289,310
Louisiana-Pacific Corp.	2,617	221,765
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
LSB Industries, Inc. *	3,891	45,213
LyondellBasell Industries NV, Class A	30,611	1,760,745
Magnera Corp. *	3,114	40,326
Martin Marietta Materials, Inc.	773	522,989
Materion Corp.	655	106,804
Mativ Holdings, Inc.	8,365	90,677
Metallus, Inc. *	3,971	67,507
Minerals Technologies, Inc.	1,862	131,494
Mosaic Co.	35,086	976,794
Myers Industries, Inc.	2,564	57,357
NewMarket Corp.	184	115,186
Newmont Corp.	20,135	2,617,550
Nucor Corp.	18,594	3,288,907
O-I Glass, Inc. *	16,546	221,716
Olin Corp.	22,451	569,582
Orion SA	7,533	42,863
Packaging Corp. of America	2,772	643,492
PPG Industries, Inc.	7,751	955,466
Quaker Chemical Corp.	551	81,014
Rayonier Advanced Materials, Inc. *	11,105	105,164
Reliance, Inc.	3,268	1,031,512
Royal Gold, Inc.	497	148,996
RPM International, Inc.	2,813	321,020
Ryerson Holding Corp.	10,643	278,421
Scotts Miracle-Gro Co.	1,720	120,606
Sealed Air Corp.	5,657	236,915
Sensient Technologies Corp.	974	98,890
Sherwin-Williams Co.	2,158	782,469
Silgan Holdings, Inc.	3,770	181,148
Solstice Advanced Materials, Inc.	2,717	213,312
Sonoco Products Co.	6,645	375,243
Southern Copper Corp.	1,558	340,064
Steel Dynamics, Inc.	8,804	1,700,316
Stepan Co.	2,091	106,411
SunCoke Energy, Inc.	9,971	56,835
Sylvamo Corp.	2,428	112,416
Tredegar Corp. *	3,723	34,177
TriMas Corp.	1,670	65,264
Trinseo PLC (a)	26,136	6,011
Tronox Holdings PLC	34,490	257,985
Vulcan Materials Co.	1,629	504,990
Warrior Met Coal, Inc.	2,644	220,087
Westlake Corp.	2,517	265,241
Worthington Steel, Inc.	3,651	151,736
		49,948,577

Media & Entertainment 6.7%
Advantage Solutions, Inc. *	22,099	11,542
Alphabet, Inc., Class A	75,869	23,652,919
Alphabet, Inc., Class C	61,108	19,030,864
AMC Networks, Inc., Class A *(a)	13,485	110,172
Angi, Inc. *	500	3,890
Cable One, Inc. *	787	75,513
Cargurus, Inc. *	1,727	53,019
Cars.com, Inc. *	3,494	29,839
Charter Communications, Inc., Class A *	10,451	2,452,118
Cinemark Holdings, Inc.	1,557	43,970
Clear Channel Outdoor Holdings, Inc. *	25,766	61,838
EchoStar Corp., Class A *	3,541	409,092
Electronic Arts, Inc.	4,890	980,787
EW Scripps Co., Class A *(a)	30,842	127,994
Fox Corp., Class A	14,131	796,141
Gray Media, Inc. (a)	31,776	164,917
IAC, Inc. *	2,520	96,566
iHeartMedia, Inc., Class A *	42,115	137,716
John Wiley & Sons, Inc., Class A	2,231	69,206
Liberty Broadband Corp., Class C *	1,214	66,297
SECURITY	NUMBER OF SHARES	VALUE ($)
Liberty Media Corp.-Liberty Formula One, Class C *	1,313	120,258
Lionsgate Studios Corp. *	2,478	22,302
Live Nation Entertainment, Inc. *	304	49,291
Match Group, Inc.	4,463	141,031
Meta Platforms, Inc., Class A	20,105	13,031,659
Netflix, Inc. *	26,435	2,544,104
New York Times Co., Class A	2,431	193,969
News Corp., Class A	16,169	392,745
Nexstar Media Group, Inc.	2,298	576,844
Omnicom Group, Inc.	14,838	1,265,533
Optimum Communications, Inc., Class A *	154,665	222,718
Paramount Skydance Corp., Class B	48,711	658,086
Pinterest, Inc., Class A *	2,991	51,236
Roku, Inc. *	872	85,814
Scholastic Corp.	2,913	101,285
Shutterstock, Inc.	1,578	26,510
Sinclair, Inc.	11,979	195,737
Sirius XM Holdings, Inc.	25,586	561,869
Snap, Inc., Class A *	7,176	37,387
Take-Two Interactive Software, Inc. *	1,052	222,477
TEGNA, Inc.	12,222	256,051
Thryv Holdings, Inc. *	5,611	13,018
TKO Group Holdings, Inc.	262	58,654
Trade Desk, Inc., Class A *	1,130	26,917
TripAdvisor, Inc. *	3,965	40,086
USA TODAY Co., Inc. *	14,640	87,108
Versant Media Group, Inc. *	10,102	336,599
Walt Disney Co.	37,257	3,950,732
Warner Bros Discovery, Inc. *	160,941	4,533,708
Warner Music Group Corp., Class A	1,427	40,812
Yelp, Inc. *	3,301	73,579
Ziff Davis, Inc. *	3,444	93,263
ZoomInfo Technologies, Inc. *	5,445	33,813
		78,419,595

Pharmaceuticals, Biotechnology & Life Sciences 6.6%
AbbVie, Inc.	28,302	6,568,328
Agilent Technologies, Inc.	4,961	602,166
Amgen, Inc.	12,463	4,837,638
Amneal Pharmaceuticals, Inc. *	3,519	48,597
Avantor, Inc. *	25,361	229,517
Azenta, Inc. *	1,135	30,622
Biogen, Inc. *	7,936	1,522,284
BioMarin Pharmaceutical, Inc. *	2,115	130,559
Bio-Rad Laboratories, Inc., Class A *	534	148,687
Bio-Techne Corp.	1,747	103,073
Bristol-Myers Squibb Co.	107,503	6,704,962
Bruker Corp.	2,796	112,148
Charles River Laboratories International, Inc. *	1,324	236,321
Collegium Pharmaceutical, Inc. *	780	32,503
Corcept Therapeutics, Inc. *	649	23,169
Danaher Corp.	8,492	1,788,755
Elanco Animal Health, Inc. *	15,596	411,734
Eli Lilly & Co.	2,712	2,852,997
Emergent BioSolutions, Inc. *	8,766	71,443
Exact Sciences Corp. *	1,000	103,380
Exelixis, Inc. *	3,228	142,226
Fortrea Holdings, Inc. *	16,677	178,777
Gilead Sciences, Inc.	29,061	4,328,636
Halozyme Therapeutics, Inc. *	1,069	74,328
Illumina, Inc. *	2,553	343,276
Incyte Corp. *	2,368	239,807
Innoviva, Inc. *	2,277	52,280
IQVIA Holdings, Inc. *	3,875	692,889
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ironwood Pharmaceuticals, Inc. *	28,381	97,063
Jazz Pharmaceuticals PLC *	1,879	357,048
Johnson & Johnson	53,658	13,330,257
Medpace Holdings, Inc. *	118	53,308
Merck & Co., Inc.	69,162	8,563,639
Mettler-Toledo International, Inc. *	278	379,940
Moderna, Inc. *	38,220	2,047,445
Myriad Genetics, Inc. *	4,765	21,967
Neurocrine Biosciences, Inc. *	835	110,429
Organon & Co.	41,493	302,484
Pacira BioSciences, Inc. *	1,354	29,666
Pfizer, Inc.	303,345	8,387,489
Prestige Consumer Healthcare, Inc. *	1,163	80,596
Regeneron Pharmaceuticals, Inc.	2,447	1,912,746
Repligen Corp. *	317	40,807
Revvity, Inc.	3,154	310,070
Royalty Pharma PLC, Class A	4,530	209,331
Sotera Health Co. *	2,355	38,269
Supernus Pharmaceuticals, Inc. *	984	53,854
Thermo Fisher Scientific, Inc.	6,280	3,272,571
United Therapeutics Corp. *	611	307,883
Vertex Pharmaceuticals, Inc. *	2,146	1,066,197
Viatris, Inc.	113,475	1,694,182
Waters Corp. *	1,984	633,650
West Pharmaceutical Services, Inc.	1,085	275,959
Zoetis, Inc.	5,642	739,666
		76,927,618

Real Estate Management & Development 0.3%
CBRE Group, Inc., Class A *	6,987	1,031,700
Compass, Inc., Class A *	55,957	545,581
CoStar Group, Inc. *	2,117	94,482
Cushman & Wakefield Ltd. *	14,428	193,479
eXp World Holdings, Inc.	10,023	69,860
Jones Lang LaSalle, Inc. *	1,916	604,594
Kennedy-Wilson Holdings, Inc.	6,227	67,750
Marcus & Millichap, Inc.	1,304	34,439
Newmark Group, Inc., Class A	3,920	56,918
Opendoor Technologies, Inc. *	50,906	275,910
Zillow Group, Inc., Class C *	1,846	82,369
		3,057,082

Semiconductors & Semiconductor Equipment 5.5%
Advanced Micro Devices, Inc. *	9,490	1,899,993
Allegro MicroSystems, Inc. *	1,674	61,051
Alpha & Omega Semiconductor Ltd. *	1,234	25,926
Amkor Technology, Inc.	6,836	326,898
Analog Devices, Inc.	7,096	2,524,686
Applied Materials, Inc.	13,417	4,995,149
Axcelis Technologies, Inc. *	850	70,218
Broadcom, Inc.	16,916	5,405,508
Cirrus Logic, Inc. *	1,369	193,193
Cohu, Inc. *	2,489	75,168
Diodes, Inc. *	2,640	180,127
Enphase Energy, Inc. *	2,778	117,426
Entegris, Inc.	1,950	258,277
First Solar, Inc. *	1,070	211,004
FormFactor, Inc. *	1,569	155,143
GLOBALFOUNDRIES, Inc. *	2,531	120,349
Ichor Holdings Ltd. *	2,255	107,225
Intel Corp. *	306,454	13,977,367
KLA Corp.	1,171	1,785,248
Lam Research Corp.	17,942	4,196,454
Lattice Semiconductor Corp. *	941	89,978
MACOM Technology Solutions Holdings, Inc. *	253	62,774
SECURITY	NUMBER OF SHARES	VALUE ($)
Marvell Technology, Inc.	4,546	371,363
MaxLinear, Inc. *	2,849	49,658
Microchip Technology, Inc.	14,273	1,065,337
Micron Technology, Inc.	24,445	10,080,385
MKS, Inc.	1,654	404,337
Monolithic Power Systems, Inc.	179	204,550
NVIDIA Corp.	24,543	4,348,774
ON Semiconductor Corp. *	12,185	810,059
Onto Innovation, Inc. *	552	119,171
Penguin Solutions, Inc. *	1,732	35,991
Photronics, Inc. *	2,917	109,183
Power Integrations, Inc.	1,603	76,816
Qnity Electronics, Inc.	9,276	1,175,826
Qorvo, Inc. *	5,227	433,318
QUALCOMM, Inc.	21,522	3,063,872
Rambus, Inc. *	669	66,673
Semtech Corp. *	640	57,741
Silicon Laboratories, Inc. *	918	187,759
Skyworks Solutions, Inc.	7,473	445,241
Synaptics, Inc. *	1,178	95,960
Teradyne, Inc.	3,454	1,105,384
Texas Instruments, Inc.	16,723	3,547,116
Ultra Clean Holdings, Inc. *	2,837	172,149
Universal Display Corp.	484	51,638
		64,917,463

Software & Services 3.6%
Accenture PLC, Class A	13,000	2,713,360
ACI Worldwide, Inc. *	1,923	76,305
Adobe, Inc. *	6,077	1,594,666
Akamai Technologies, Inc. *	4,340	427,013
Alarm.com Holdings, Inc. *	652	31,198
Amdocs Ltd.	4,612	321,918
AppLovin Corp., Class A *	193	83,911
ASGN, Inc. *	4,140	177,606
Autodesk, Inc. *	1,113	273,653
Blackbaud, Inc. *	652	31,648
Cadence Design Systems, Inc. *	1,214	365,900
CCC Intelligent Solutions Holdings, Inc. *	5,192	30,269
Cognizant Technology Solutions Corp., Class A	21,736	1,400,450
Commvault Systems, Inc. *	377	32,075
Consensus Cloud Solutions, Inc. *	1,171	35,224
Crowdstrike Holdings, Inc., Class A *	83	30,874
Datadog, Inc., Class A *	214	23,959
DigitalOcean Holdings, Inc. *	838	46,978
Docusign, Inc. *	436	19,651
Dolby Laboratories, Inc., Class A	1,574	104,781
Dropbox, Inc., Class A *	4,559	113,929
DXC Technology Co. *	35,408	445,787
Dynatrace, Inc. *	882	31,681
EPAM Systems, Inc. *	1,304	183,864
Fair Isaac Corp. *	90	126,842
Fortinet, Inc. *	3,648	288,301
Gartner, Inc. *	1,035	162,702
Gen Digital, Inc.	13,042	294,358
Globant SA *	939	46,725
GoDaddy, Inc., Class A *	1,807	157,498
Guidewire Software, Inc. *	284	41,271
HubSpot, Inc. *	62	16,400
InterDigital, Inc.	246	90,166
International Business Machines Corp.	14,382	3,454,700
Intuit, Inc.	1,708	698,623
Kyndryl Holdings, Inc. *	10,323	127,283
LiveRamp Holdings, Inc. *	1,936	52,601
Manhattan Associates, Inc. *	364	49,297
Microsoft Corp.	55,317	21,725,199
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
NCR Voyix Corp. *	8,571	65,482
Okta, Inc. *	613	44,443
Oracle Corp.	18,185	2,644,099
Palantir Technologies, Inc., Class A *	406	55,699
Palo Alto Networks, Inc. *	1,274	189,724
Progress Software Corp. *	992	41,545
PTC, Inc. *	624	97,712
Qualys, Inc. *	431	39,855
Roper Technologies, Inc.	1,026	358,823
Salesforce, Inc.	6,917	1,347,362
ServiceNow, Inc. *	1,414	152,726
Snowflake, Inc., Class A *	230	38,734
SPS Commerce, Inc. *	293	16,557
Synopsys, Inc. *	886	366,804
Teradata Corp. *	4,659	146,712
Trimble, Inc. *	3,355	224,349
Twilio, Inc., Class A *	1,080	130,637
Tyler Technologies, Inc. *	186	65,972
Unisys Corp. *	9,212	22,385
Unity Software, Inc. *	3,072	56,003
VeriSign, Inc.	625	142,462
Workday, Inc., Class A *	597	79,855
Zoom Communications, Inc., Class A *	2,924	216,201
		42,472,807

Technology Hardware & Equipment 6.8%
Advanced Energy Industries, Inc.	612	205,369
Amphenol Corp., Class A	8,073	1,179,142
Apple, Inc.	165,074	43,609,249
Arista Networks, Inc. *	2,961	395,294
Arrow Electronics, Inc. *	6,409	975,193
Avnet, Inc.	13,912	915,966
Badger Meter, Inc.	219	33,382
Belden, Inc.	939	134,559
Benchmark Electronics, Inc.	2,427	140,305
Calix, Inc. *	892	46,179
CDW Corp.	3,651	447,759
Ciena Corp. *	2,507	874,191
Cisco Systems, Inc.	90,850	7,218,941
Cognex Corp.	3,474	188,986
Coherent Corp. *	1,537	397,975
Corning, Inc.	15,653	2,353,898
Crane NXT Co.	984	47,517
CTS Corp.	1,031	54,292
Dell Technologies, Inc., Class C	5,424	803,186
ePlus, Inc.	1,105	89,129
F5, Inc. *	798	216,545
Flex Ltd. *	10,949	690,006
Hewlett Packard Enterprise Co.	79,633	1,709,721
HP, Inc.	63,924	1,213,917
Ingram Micro Holding Corp.	3,006	62,194
Insight Enterprises, Inc. *	1,909	159,516
IPG Photonics Corp. *	1,366	179,725
Itron, Inc. *	881	82,770
Jabil, Inc.	3,323	880,562
Keysight Technologies, Inc. *	2,734	840,240
Kimball Electronics, Inc. *	2,284	57,077
Knowles Corp. *	3,300	89,661
Littelfuse, Inc.	648	228,394
Lumentum Holdings, Inc. *	1,339	938,519
Methode Electronics, Inc.	7,985	67,553
Motorola Solutions, Inc.	1,333	642,853
NetApp, Inc.	4,587	454,251
NETGEAR, Inc. *	1,699	35,033
NetScout Systems, Inc. *	3,195	93,326
Novanta, Inc. *	342	45,975
OSI Systems, Inc. *	277	79,000
SECURITY	NUMBER OF SHARES	VALUE ($)
PC Connection, Inc.	1,017	61,986
Plexus Corp. *	940	182,482
Pure Storage, Inc., Class A *	906	58,183
Ralliant Corp.	843	38,685
Rogers Corp. *	855	92,195
Sandisk Corp. *	1,198	761,161
Sanmina Corp. *	2,673	415,010
ScanSource, Inc. *	2,406	88,493
Seagate Technology Holdings PLC	4,994	2,036,753
Super Micro Computer, Inc. *	4,021	130,240
TD SYNNEX Corp.	4,235	664,090
TE Connectivity PLC	6,247	1,437,747
Teledyne Technologies, Inc. *	581	395,719
TTM Technologies, Inc. *	2,908	303,130
Viasat, Inc. *	8,924	408,541
Viavi Solutions, Inc. *	6,342	188,421
Vishay Intertechnology, Inc.	12,462	233,289
Vistance Networks, Inc. *	19,447	341,684
Vontier Corp.	3,841	157,174
Western Digital Corp.	8,323	2,327,943
Xerox Holdings Corp.	72,913	131,243
Zebra Technologies Corp., Class A *	1,106	247,700
		79,579,219

Telecommunication Services 3.1%
Array Digital Infrastructure, Inc.	603	29,384
AT&T, Inc.	378,815	10,610,608
Cogent Communications Holdings, Inc.	1,698	31,855
Comcast Corp., Class A	253,415	7,845,729
GCI Liberty, Inc., Class C *	152	5,981
IDT Corp., Class B	579	29,500
IHS Holding Ltd. *	9,814	78,512
Iridium Communications, Inc.	3,499	83,801
Liberty Global Ltd., Class C *	29,344	360,931
Liberty Latin America Ltd., Class C *	30,287	240,479
Lumen Technologies, Inc. *	272,693	1,938,847
Shenandoah Telecommunications Co.	2,960	40,345
Telephone & Data Systems, Inc.	5,563	248,944
T-Mobile U.S., Inc.	8,937	1,940,133
Uniti Group, Inc.	14,786	108,234
Verizon Communications, Inc.	242,864	12,177,201
		35,770,484

Transportation 2.4%
Alaska Air Group, Inc. *	4,241	218,836
Allegiant Travel Co. *	1,034	105,623
American Airlines Group, Inc. *	11,857	154,971
ArcBest Corp.	2,227	228,624
Avis Budget Group, Inc. *(b)	3,175	309,277
CH Robinson Worldwide, Inc.	5,194	962,189
Covenant Logistics Group, Inc., Class A	1,323	38,949
CSX Corp.	61,586	2,629,106
Delta Air Lines, Inc.	3,794	249,266
Expeditors International of Washington, Inc.	6,619	959,954
FedEx Corp.	12,508	4,840,596
Forward Air Corp. *	2,151	54,399
Genco Shipping & Trading Ltd.	3,220	77,441
Global Ship Lease, Inc., Class A	1,740	71,479
GXO Logistics, Inc. *	4,923	309,312
Heartland Express, Inc.	3,921	43,249
Hertz Global Holdings, Inc. *(b)	36,758	166,881
Hub Group, Inc., Class A	5,373	231,415
JB Hunt Transport Services, Inc.	3,284	766,518
JetBlue Airways Corp. *	21,501	119,116
Kirby Corp. *	1,424	184,835
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Knight-Swift Transportation Holdings, Inc.	9,446	594,342
Landstar System, Inc.	2,020	329,159
Marten Transport Ltd.	4,842	65,803
Matson, Inc.	2,226	369,805
Norfolk Southern Corp.	6,509	2,048,643
Old Dominion Freight Line, Inc.	3,603	731,589
RXO, Inc. *	6,969	111,225
Ryder System, Inc.	3,082	682,848
Saia, Inc. *	555	224,992
Schneider National, Inc., Class B	3,056	86,729
SkyWest, Inc. *	1,343	139,779
Southwest Airlines Co.	4,183	206,055
Sun Country Airlines Holdings, Inc. *	2,328	45,815
Uber Technologies, Inc. *	3,903	294,364
U-Haul Holding Co., Non Voting Shares	3,962	186,848
Union Pacific Corp.	14,778	3,915,874
United Airlines Holdings, Inc. *	1,588	168,804
United Parcel Service, Inc., Class B	37,570	4,356,617
Werner Enterprises, Inc.	6,336	222,330
XPO, Inc. *	1,274	268,139
		27,771,796

Utilities 3.4%
AES Corp.	50,938	880,209
Alliant Energy Corp.	5,794	419,138
Ameren Corp.	6,099	690,895
American Electric Power Co., Inc.	13,697	1,832,932
American States Water Co.	635	47,327
American Water Works Co., Inc.	3,244	441,281
Atmos Energy Corp.	2,273	424,574
Avista Corp.	3,182	129,253
Black Hills Corp.	2,681	197,482
California Water Service Group	1,234	55,629
CenterPoint Energy, Inc.	16,325	710,137
Chesapeake Utilities Corp.	375	50,989
Clearway Energy, Inc., Class C	2,555	97,882
CMS Energy Corp.	7,439	580,763
Consolidated Edison, Inc.	11,198	1,259,999
Constellation Energy Corp.	2,685	885,728
Dominion Energy, Inc.	29,377	1,854,864
DTE Energy Co.	5,117	758,544
Duke Energy Corp.	23,298	3,048,543
Edison International	20,650	1,543,381
Entergy Corp.	10,816	1,158,502
Essential Utilities, Inc.	5,532	221,114
Evergy, Inc.	8,461	707,847
Eversource Energy	11,998	914,368
Exelon Corp.	34,558	1,709,584
FirstEnergy Corp.	18,270	934,693
H2O America	877	47,174
Hawaiian Electric Industries, Inc. *	13,326	206,420
IDACORP, Inc.	1,111	159,951
MDU Resources Group, Inc.	4,962	102,614
MGE Energy, Inc.	664	54,461
National Fuel Gas Co.	2,507	228,212
New Jersey Resources Corp.	2,718	147,424
NextEra Energy, Inc.	33,135	3,107,069
NiSource, Inc.	10,522	497,691
Northwest Natural Holding Co.	1,559	82,689
Northwestern Energy Group, Inc.	2,136	149,435
NRG Energy, Inc.	4,053	725,325
OGE Energy Corp.	6,127	301,081
ONE Gas, Inc.	1,907	166,748
Ormat Technologies, Inc.	935	96,959
Otter Tail Corp.	1,173	99,822
PG&E Corp.	69,243	1,315,617
SECURITY	NUMBER OF SHARES	VALUE ($)
Pinnacle West Capital Corp.	3,972	398,392
Portland General Electric Co.	4,257	229,708
PPL Corp.	22,167	864,070
Public Service Enterprise Group, Inc.	11,283	971,128
Sempra	14,890	1,433,460
Southern Co.	25,605	2,493,415
Southwest Gas Holdings, Inc.	2,313	203,937
Spire, Inc.	1,827	167,371
Talen Energy Corp. *	289	107,210
TXNM Energy, Inc.	2,574	151,917
UGI Corp.	12,483	466,989
Unitil Corp.	596	31,177
Vistra Corp.	4,795	833,803
WEC Energy Group, Inc.	6,932	810,767
Xcel Energy, Inc.	14,776	1,231,727
		39,439,421
Total Common Stocks (Cost $814,147,679)		1,167,191,395

INVESTMENT COMPANIES 0.0% OF NET ASSETS

Equity Funds 0.0%
iShares Core S&P Total U.S. Stock Market ETF	3,300	495,429
Total Investment Companies (Cost $462,709)		495,429

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (e)	683,222	683,222
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (e)(f)	874,515	874,515
		1,557,737
Total Short-Term Investments (Cost $1,557,737)		1,557,737
Total Investments in Securities (Cost $816,168,125)		1,169,244,561

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 03/20/26	7	2,411,150	4,751

*	Non-income producing security.
(a)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $841,415.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	Fair valued using significant unobservable inputs.
(e)	The rate shown is the annualized 7-day yield.
(f)	Security purchased with cash collateral received for securities on loan.

See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2026 (continued)

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended February 28, 2026. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at February 28, 2025, and/or Value and Balance of Shares Held at February 28, 2026, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 2/28/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 2/28/26	BALANCE OF SHARES HELD AT 2/28/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Capital Goods 0.0%
JELD-WEN Holding, Inc.(a),*	$—	$96,853	($2,487 )	$492	($74,298 )	$68,575	34,987	$—

Commercial & Professional Services 0.0%
TrueBlue, Inc.(a),*	—	80,837	(1,289)	100	(24,172)	61,593	14,561	—

Consumer Discretionary Distribution & Retail 0.0%
QVC Group, Inc.(a),(b),*	—	459,902	(6,877)	2,695	(360,766)	132,188	43,771	—

Consumer Durables & Apparel 0.0%
Oxford Industries, Inc.(a)	—	40,812	(725)	(12)	(16,424)	59,504	1,503	2,918

Consumer Services 0.0%
Cracker Barrel Old Country Store, Inc.(b)	106,114	35,737	(29,378)	(47,629)	20,817	—	—	2,490

Equity Real Estate Investment Trusts (REITs) 0.0%
Service Properties Trust(a)	—	47,750	(3,143)	288	(20,638)	109,291	47,518	1,583

Financial Services 0.1%
Charles Schwab Corp.(c)	1,084,232	307,969	(176,880)	50,195	174,955	1,440,471	15,131	16,502

Food, Beverage & Tobacco 0.0%
Hain Celestial Group, Inc.(a),*	—	87,278	(1,122)	5	(48,002)	45,444	56,848	—

Health Care Equipment & Services 0.0%
Accendra Health, Inc.(a),*	—	107,221	(3,097)	(65)	(112,356)	74,599	30,826	—

Household & Personal Products 0.0%
Medifast, Inc.(a),*	—	76,365	(994)	(16)	(16,944)	62,116	5,899	—
Nu Skin Enterprises, Inc., Class A(a)	—	145,108	(2,950)	992	(15,703)	139,216	16,417	2,463
						201,332

Materials 0.0%
Trinseo PLC(a)	—	39,348	(4,954)	(962)	(41,571)	6,011	26,136	67

Media & Entertainment 0.1%
AMC Networks, Inc., Class A(a),*	—	93,841	(1,544)	291	3,794	110,172	13,485	—
EW Scripps Co., Class A(a),*	—	102,472	(1,406)	75	24,164	127,994	30,842	—
Gray Media, Inc.(a)	—	147,329	(2,672)	675	9,403	164,917	31,776	3,885
						403,083
Total	$1,190,346	$1,868,822	($239,518 )	$7,124	($497,741 )	$2,602,091		$29,908

(a)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $841,415.
(c)	Issuer is affiliated with the fund’s investment adviser.
*	Non-income producing security.
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of February 28, 2026 (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,101,419,416	$—	$—	$1,101,419,416
Health Care Equipment & Services	65,771,979	—	0 *	65,771,979
Investment Companies[1]	495,429	—	—	495,429
Short-Term Investments[1]	1,557,737	—	—	1,557,737
Futures Contracts[2]	4,751	—	—	4,751
Total	$1,169,249,312	$—	$0	$1,169,249,312

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Statement of Assets and Liabilities

As of February 28, 2026
Assets
Investments in securities, at value - affiliated issuers (cost $3,071,705) including securities on loan of $94,224		$2,602,091
Investments in securities, at value - unaffiliated issuers (cost $813,096,420) including securities on loan of $747,191		1,166,642,470
Cash		5,931
Deposit with broker for futures contracts		193,574
Receivables:
Dividends		1,800,923
Income from securities on loan	+	947
Total assets		1,171,245,936

Liabilities
Collateral held for securities on loan		874,515
Payables:
Management fees		220,711
Variation margin on futures contracts	+	8,176
Total liabilities		1,103,402
Net assets		$1,170,142,534

Net Assets by Source
Capital received from investors		$850,549,283
Total distributable earnings	+	319,593,251
Net assets		$1,170,142,534

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,170,142,534		41,250,000		$28.37

See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Statement of Operations

For the period March 1, 2025 through February 28, 2026
Investment Income
Dividends received from securities - unaffiliated issuers		$19,464,739
Dividends received from securities - affiliated issuers		29,908
Other Interest		4,806
Securities on loan, net	+	22,641
Total investment income		19,522,094

Expenses
Management fees		2,433,623
Total expenses	–	2,433,623
Net investment income		17,088,471

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(49,685)
Net realized losses on sales of securities - unaffiliated issuers		(5,639,781)
Net realized gains on sales of in-kind redemptions - affiliated issuers		56,809
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		70,593,306
Net realized gains on futures contracts	+	242,449
Net realized gains		65,203,098
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(497,741)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		104,979,500
Net change in unrealized appreciation (depreciation) on futures contracts	+	29,095
Net change in unrealized appreciation (depreciation)		104,510,854
Net realized and unrealized gains		169,713,952
Increase in net assets resulting from operations		$186,802,423
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	3/1/25-2/28/26		3/1/24-2/28/25
Net investment income		$17,088,471	$14,470,146
Net realized gains		65,203,098	21,590,419
Net change in unrealized appreciation (depreciation)	+	104,510,854	81,689,418
Increase in net assets resulting from operations		$186,802,423	$117,749,983

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($16,729,780 )	($14,326,670 )

TRANSACTIONS IN FUND SHARES[1]
	3/1/25-2/28/26			3/1/24-2/28/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,950,000	$201,967,578	6,550,000	$148,418,403
Shares redeemed	+	(4,800,000)	(119,115,213)	(1,750,000)	(39,629,674)
Net transactions in fund shares		3,150,000	$82,852,365	4,800,000	$108,788,729

SHARES OUTSTANDING AND NET ASSETS[1]
	3/1/25-2/28/26			3/1/24-2/28/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		38,100,000	$917,217,526	33,300,000	$705,005,484
Total increase	+	3,150,000	252,925,008	4,800,000	212,212,042
End of period		41,250,000	$1,170,142,534	38,100,000	$917,217,526

[1]
For the period ended February 28, 2025, transactions in fund shares have been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values.

See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/25– 2/28/26	3/1/24– 2/28/25[1,2]	3/1/23– 2/29/24[1]	3/1/22– 2/28/23[1]	3/1/21– 2/28/22[1]
Per-Share Data
Net asset value at beginning of period	$24.63	$21.54	$18.30	$18.99	$16.16
Income (loss) from investment operations:
Net investment income (loss)[3]	0.45	0.42	0.39	0.37	0.34
Net realized and unrealized gains (losses)	4.39	3.09	3.23	(0.69)	2.81
Total from investment operations	4.84	3.51	3.62	(0.32)	3.15
Less distributions:
Distributions from net investment income	(0.44)	(0.42)	(0.38)	(0.37)	(0.32)
Net asset value at end of period	$29.03	$24.63	$21.54	$18.30	$18.99
Total return	19.94%	16.42%	20.06%	(1.61%)	19.61%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%	0.25%	0.25%	0.25%[4]	0.25%
Net investment income (loss)	1.77%	1.81%	2.05%	2.07%	1.84%
Portfolio turnover rate[5]	12%	10%	10%	12%	11%
Net assets, end of period (x 1,000,000)	$24,461	$18,138	$14,508	$10,373	$9,889

[1]	Per-Share Data has been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024.
[2]
Per share data amounts previously presented for Net investment income (loss), Net realized and unrealized gains (losses), Total from investment operations, and
Distributions from net investment income have been revised to fully reflect the required retroactive adjustment for the share split effective after the close of U.S. markets on
October 10, 2024. These revisions do not have any impact on total return, shares outstanding at end of period, and beginning and ending net asset value.

[3]	Calculated based on the average shares outstanding during the period.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings  as of February 28, 2026

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 2.1%
Adient PLC *	356,558	8,671,490
BorgWarner, Inc.	355,803	20,483,579
Dana, Inc.	271,837	9,307,699
Ford Motor Co.	9,608,652	135,385,907
General Motors Co.	2,571,977	202,440,310
Gentex Corp.	234,264	5,481,778
Goodyear Tire & Rubber Co. *	1,048,718	8,651,923
Harley-Davidson, Inc.	197,379	3,552,822
Lear Corp.	156,963	20,601,394
Tesla, Inc. *	192,199	77,362,019
Thor Industries, Inc.	113,437	10,904,699
		502,843,620

Banks 5.3%
Bank of America Corp.	4,391,250	218,815,988
Citigroup, Inc.	1,871,197	206,187,197
Citizens Financial Group, Inc.	367,529	22,121,571
East West Bancorp, Inc.	57,878	6,334,747
Fifth Third Bancorp	683,604	33,817,890
First Citizens BancShares, Inc., Class A	3,327	6,315,145
First Horizon Corp.	269,820	6,419,018
Flagstar Bank NA	340,020	4,314,854
Huntington Bancshares, Inc.	889,401	14,941,937
JPMorgan Chase & Co.	1,184,216	355,620,065
KeyCorp	844,719	17,519,472
M&T Bank Corp.	82,747	17,954,444
PNC Financial Services Group, Inc.	255,760	54,310,636
Regions Financial Corp.	617,974	17,198,216
Truist Financial Corp.	1,030,822	50,829,833
U.S. Bancorp	1,155,211	63,143,833
Webster Financial Corp.	79,015	5,699,352
Wells Fargo & Co.	2,277,421	185,495,940
Zions Bancorp NA	154,122	8,828,108
		1,295,868,246

Capital Goods 7.3%
3M Co.	315,863	52,218,471
A.O. Smith Corp.	81,034	6,320,652
Acuity, Inc.	19,908	6,004,054
AECOM	76,905	7,535,152
AGCO Corp.	98,514	13,447,161
Air Lease Corp.	75,795	4,914,548
Allison Transmission Holdings, Inc.	63,217	7,921,090
AMETEK, Inc.	58,661	14,032,884
Atkore, Inc.	73,967	4,786,405
Boeing Co. *	49,033	11,156,478
Boise Cascade Co.	103,609	8,572,609
Builders FirstSource, Inc. *	183,984	19,187,691
Carlisle Cos., Inc.	24,996	9,867,671
Carrier Global Corp.	300,653	19,362,053
Caterpillar, Inc.	205,389	152,569,111
CNH Industrial NV	1,115,992	13,726,702
Cummins, Inc.	75,460	44,058,830
Deere & Co.	133,247	83,906,968
Donaldson Co., Inc.	61,622	5,716,057
Dover Corp.	63,852	14,398,626
Eaton Corp. PLC	99,120	37,261,190
EMCOR Group, Inc.	16,403	11,885,942
Emerson Electric Co.	259,016	39,046,662
Fastenal Co.	358,999	16,528,314
SECURITY	NUMBER OF SHARES	VALUE ($)
Ferguson Enterprises, Inc.	114,252	29,792,351
Fluor Corp. *	143,351	7,498,691
Fortive Corp.	132,226	7,827,779
Fortune Brands Innovations, Inc.	125,815	6,836,787
Gates Industrial Corp. PLC *	183,702	5,064,664
GE Vernova, Inc.	19,917	17,399,491
Generac Holdings, Inc. *	31,386	7,073,463
General Dynamics Corp.	142,914	51,027,444
General Electric Co.	140,225	47,993,408
Graco, Inc.	57,433	5,394,107
Honeywell International, Inc.	327,877	79,867,558
Howmet Aerospace, Inc.	53,703	14,098,649
Hubbell, Inc.	16,953	8,673,663
Huntington Ingalls Industries, Inc.	38,637	17,174,919
IDEX Corp.	32,781	6,866,636
Illinois Tool Works, Inc.	117,119	34,038,295
Ingersoll Rand, Inc.	111,349	10,482,395
ITT, Inc.	31,914	6,459,713
Johnson Controls International PLC	263,992	38,094,046
L3Harris Technologies, Inc.	144,216	52,572,501
Lincoln Electric Holdings, Inc.	23,806	6,833,512
Lockheed Martin Corp.	184,765	121,590,151
Masco Corp.	145,473	10,418,776
MasTec, Inc. *	29,601	8,821,690
Middleby Corp. *	34,310	5,793,587
MSC Industrial Direct Co., Inc., Class A	51,089	4,794,192
Mueller Industries, Inc.	63,294	7,466,160
Nordson Corp.	21,141	6,203,615
Northrop Grumman Corp.	88,919	64,411,145
nVent Electric PLC	59,517	7,044,432
Oshkosh Corp.	67,719	11,513,584
Otis Worldwide Corp.	125,024	11,572,221
Owens Corning	102,856	12,555,632
PACCAR, Inc.	348,406	43,930,513
Parker-Hannifin Corp.	29,227	29,495,304
Pentair PLC	57,329	5,686,463
Quanta Services, Inc.	35,284	19,867,715
Regal Rexnord Corp.	46,274	10,225,628
Resideo Technologies, Inc. *	193,988	7,507,336
Rockwell Automation, Inc.	37,062	15,100,912
RTX Corp.	572,288	115,956,995
Rush Enterprises, Inc., Class A	93,582	6,641,515
Sensata Technologies Holding PLC	200,650	7,492,271
Snap-on, Inc.	30,778	11,856,301
Stanley Black & Decker, Inc.	236,142	20,423,922
Textron, Inc.	152,597	15,053,694
Timken Co.	63,434	6,874,977
Toro Co.	67,751	6,697,864
TransDigm Group, Inc.	9,423	12,276,190
UFP Industries, Inc.	92,591	9,528,540
United Rentals, Inc.	30,816	25,885,440
Watsco, Inc.	17,176	7,168,060
WESCO International, Inc.	53,774	15,567,573
Westinghouse Air Brake Technologies Corp.	65,626	17,321,983
WillScot Holdings Corp.	186,024	4,019,979
WW Grainger, Inc.	16,979	19,436,371
Xylem, Inc.	65,646	8,505,096
		1,780,201,220

Commercial & Professional Services 0.9%
ABM Industries, Inc.	105,287	4,685,271
Automatic Data Processing, Inc.	100,388	21,519,172
Booz Allen Hamilton Holding Corp., Class A	69,413	5,471,827
Broadridge Financial Solutions, Inc.	27,364	5,086,147
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
CACI International, Inc., Class A *	13,704	8,361,770
Cintas Corp.	71,803	14,441,737
Concentrix Corp.	105,959	3,475,455
Copart, Inc. *	135,624	5,165,918
Equifax, Inc.	29,419	6,147,394
Genpact Ltd.	123,726	4,914,397
Jacobs Solutions, Inc.	85,460	11,781,516
KBR, Inc.	100,730	4,253,828
Leidos Holdings, Inc.	79,264	13,879,126
ManpowerGroup, Inc.	272,389	7,618,720
Maximus, Inc.	55,747	4,215,031
Paychex, Inc.	97,548	9,135,370
Republic Services, Inc.	56,230	12,876,670
Robert Half, Inc.	233,056	5,691,228
Science Applications International Corp.	63,592	5,866,998
SS&C Technologies Holdings, Inc.	105,508	7,943,697
TransUnion	58,455	4,591,640
Veralto Corp.	63,188	6,156,407
Verisk Analytics, Inc.	33,432	6,939,480
Waste Management, Inc.	136,378	32,845,278
		213,064,077

Consumer Discretionary Distribution & Retail 4.0%
Academy Sports & Outdoors, Inc.	135,287	8,134,807
Advance Auto Parts, Inc.	207,780	11,047,663
Amazon.com, Inc. *	1,530,987	321,507,270
American Eagle Outfitters, Inc.	327,085	8,036,478
Asbury Automotive Group, Inc. *	31,931	6,826,209
AutoNation, Inc. *	59,218	11,556,985
AutoZone, Inc. *	3,287	12,344,591
Bath & Body Works, Inc.	238,077	5,418,633
Best Buy Co., Inc.	388,491	24,074,787
Burlington Stores, Inc. *	17,304	5,310,079
CarMax, Inc. *	208,074	8,982,555
Dick's Sporting Goods, Inc.	42,426	8,639,206
eBay, Inc.	374,112	33,991,816
Gap, Inc.	271,262	7,606,187
Genuine Parts Co.	120,164	14,330,759
Group 1 Automotive, Inc.	23,222	7,564,334
Home Depot, Inc.	406,533	154,775,244
Kohl's Corp.	1,195,748	19,574,395
Lithia Motors, Inc.	45,119	12,614,370
LKQ Corp.	457,168	15,136,833
Lowe's Cos., Inc.	393,990	104,237,934
Macy's, Inc.	1,080,450	21,371,301
Murphy USA, Inc.	19,178	7,493,612
O'Reilly Automotive, Inc. *	232,308	21,809,075
Penske Automotive Group, Inc.	27,428	4,320,459
Pool Corp.	18,915	4,297,110
QVC Group, Inc. *(a)(b)	654,324	1,976,058
Ross Stores, Inc.	113,644	23,369,752
Signet Jewelers Ltd.	77,473	7,452,128
TJX Cos., Inc.	330,931	53,498,305
Tractor Supply Co.	236,779	12,274,623
Ulta Beauty, Inc. *	20,874	14,294,306
Williams-Sonoma, Inc.	48,532	9,980,606
		983,848,470

Consumer Durables & Apparel 1.6%
Brunswick Corp.	126,373	10,061,818
Capri Holdings Ltd. *	401,343	8,231,545
Carter's, Inc.	121,227	4,067,166
Crocs, Inc. *	50,230	4,556,363
Deckers Outdoor Corp. *	59,291	6,953,056
DR Horton, Inc.	290,134	46,534,592
SECURITY	NUMBER OF SHARES	VALUE ($)
Hasbro, Inc.	114,153	11,368,497
KB Home	99,270	6,311,587
Leggett & Platt, Inc.	537,465	6,277,591
Lennar Corp., Class A	310,458	35,503,977
M/I Homes, Inc. *	34,729	4,937,075
Mattel, Inc. *	248,580	4,213,431
Meritage Homes Corp.	111,254	8,390,777
Mohawk Industries, Inc. *	99,460	12,459,354
Newell Brands, Inc.	1,919,183	8,732,283
NIKE, Inc., Class B	832,799	51,783,442
NVR, Inc. *	2,233	16,787,225
Polaris, Inc.	136,068	8,264,770
PulteGroup, Inc.	212,076	29,096,827
PVH Corp.	136,249	9,346,681
Ralph Lauren Corp.	19,413	7,039,154
Somnigroup International, Inc.	61,168	5,475,148
Tapestry, Inc.	112,589	17,504,212
Taylor Morrison Home Corp. *	144,747	9,537,380
Toll Brothers, Inc.	84,395	13,270,270
TopBuild Corp. *	13,844	6,206,265
Tri Pointe Homes, Inc. *	170,576	7,897,669
VF Corp.	773,143	15,014,437
Whirlpool Corp. (b)	175,850	12,033,415
		387,856,007

Consumer Services 1.2%
ADT, Inc.	598,946	4,803,547
Aramark	147,604	6,177,227
Booking Holdings, Inc.	6,985	29,611,860
Caesars Entertainment, Inc. *	308,541	7,728,952
Carnival Corp.	177,452	5,598,611
Chipotle Mexican Grill, Inc. *	223,291	8,310,891
Darden Restaurants, Inc.	58,044	12,412,709
Domino's Pizza, Inc.	13,493	5,431,068
Expedia Group, Inc.	37,433	8,073,924
Flutter Entertainment PLC *	32,356	3,434,266
Hilton Worldwide Holdings, Inc.	38,185	11,905,319
Las Vegas Sands Corp.	121,560	6,894,883
Marriott International, Inc., Class A	42,662	14,578,885
Marriott Vacations Worldwide Corp.	70,423	4,578,199
McDonald's Corp.	226,529	77,259,981
MGM Resorts International *	268,653	9,902,550
Penn Entertainment, Inc. *	300,795	4,704,434
Royal Caribbean Cruises Ltd.	15,906	4,946,130
Service Corp. International	77,424	6,517,552
Starbucks Corp.	485,870	47,624,977
Texas Roadhouse, Inc.	24,402	4,462,394
Vail Resorts, Inc.	30,693	4,168,416
Yum! Brands, Inc.	97,886	16,460,510
		305,587,285

Consumer Staples Distribution & Retail 3.2%
Albertsons Cos., Inc., Class A	724,081	12,961,050
Andersons, Inc.	141,804	9,258,383
BJ's Wholesale Club Holdings, Inc. *	72,117	7,124,438
Casey's General Stores, Inc.	21,300	14,603,067
Costco Wholesale Corp.	134,352	135,801,658
Dollar General Corp.	349,322	54,578,069
Dollar Tree, Inc. *	248,592	31,441,916
Kroger Co.	893,498	60,972,304
Performance Food Group Co. *	174,355	16,922,896
Sprouts Farmers Market, Inc. *	39,809	2,940,691
Sysco Corp.	317,178	28,913,947
Target Corp.	771,437	87,781,816
U.S. Foods Holding Corp. *	223,580	21,600,064
United Natural Foods, Inc. *	320,944	12,263,270
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Walmart, Inc.	2,329,858	298,105,331
		795,268,900

Energy 9.8%
Antero Resources Corp. *	263,372	9,694,723
APA Corp.	833,226	25,305,074
Baker Hughes Co.	627,719	40,964,942
California Resources Corp.	103,872	6,111,829
Cheniere Energy, Inc.	101,921	24,025,837
Chevron Corp.	2,147,075	400,987,727
Chord Energy Corp.	78,280	8,483,204
CNX Resources Corp. *	169,530	7,082,963
ConocoPhillips	1,507,551	171,046,736
Coterra Energy, Inc.	665,120	20,346,021
Devon Energy Corp.	1,059,342	46,113,157
Diamondback Energy, Inc.	94,099	16,380,754
EOG Resources, Inc.	539,751	66,972,304
EQT Corp.	302,631	18,587,596
Expand Energy Corp.	233,096	25,155,720
Exxon Mobil Corp.	4,269,061	651,031,803
Halliburton Co.	931,079	33,518,844
Helmerich & Payne, Inc.	196,139	6,908,016
HF Sinclair Corp.	514,594	25,734,846
Kinder Morgan, Inc.	1,367,961	45,512,063
Marathon Petroleum Corp.	750,038	148,665,032
Matador Resources Co.	92,716	4,765,602
Murphy Oil Corp.	300,469	9,960,547
NOV, Inc.	474,496	9,613,289
Occidental Petroleum Corp.	895,071	47,510,369
ONEOK, Inc.	319,870	26,475,640
Ovintiv, Inc.	591,138	29,905,671
Patterson-UTI Energy, Inc.	694,474	5,909,974
PBF Energy, Inc., Class A	670,739	23,878,308
Peabody Energy Corp.	359,081	11,325,415
Phillips 66	756,668	116,776,572
Range Resources Corp.	182,748	7,543,837
SLB Ltd.	1,154,640	59,279,218
SM Energy Co.	481,002	11,125,576
Targa Resources Corp.	79,031	18,635,510
TechnipFMC PLC	178,146	11,812,861
Valero Energy Corp.	814,404	166,659,635
Williams Cos., Inc.	491,779	36,745,727
World Kinect Corp.	544,596	13,587,670
		2,410,140,612

Equity Real Estate Investment Trusts (REITs) 1.5%
Alexandria Real Estate Equities, Inc.	130,252	7,038,818
American Tower Corp.	140,231	26,904,720
AvalonBay Communities, Inc.	49,064	8,695,613
BXP, Inc.	128,405	7,393,560
Camden Property Trust	45,161	4,892,743
Crown Castle, Inc.	225,603	20,200,493
Digital Realty Trust, Inc.	102,744	18,206,237
Equinix, Inc.	18,383	17,909,821
Equity Residential	183,008	11,567,936
Essex Property Trust, Inc.	23,327	5,950,951
Extra Space Storage, Inc.	46,781	7,065,334
Gaming & Leisure Properties, Inc.	95,288	4,660,536
Healthpeak Properties, Inc.	391,279	6,917,813
Host Hotels & Resorts, Inc.	504,064	9,874,614
Invitation Homes, Inc.	204,691	5,391,561
Iron Mountain, Inc.	98,837	10,707,012
Kimco Realty Corp.	256,536	6,041,423
Lamar Advertising Co., Class A	36,826	5,072,413
Mid-America Apartment Communities, Inc.	49,096	6,571,990
SECURITY	NUMBER OF SHARES	VALUE ($)
Prologis, Inc.	219,259	31,259,756
Public Storage	39,991	12,279,636
Realty Income Corp.	179,502	12,026,634
Regency Centers Corp.	65,148	5,146,692
SBA Communications Corp.	32,911	6,620,377
Simon Property Group, Inc.	95,387	19,444,640
Sun Communities, Inc.	51,123	6,976,244
UDR, Inc.	138,540	5,195,250
Ventas, Inc.	167,744	14,452,823
VICI Properties, Inc.	250,075	7,554,766
Vornado Realty Trust	107,012	2,951,391
Welltower, Inc.	102,946	21,322,175
Weyerhaeuser Co.	829,417	20,345,599
WP Carey, Inc.	87,522	6,533,517
		363,173,088

Financial Services 6.5%
Affiliated Managers Group, Inc.	29,630	9,072,113
AGNC Investment Corp.	424,296	4,756,358
Ally Financial, Inc.	537,966	21,217,379
American Express Co.	177,681	54,885,661
Ameriprise Financial, Inc.	43,290	20,351,495
Annaly Capital Management, Inc.	431,776	10,034,474
Apollo Global Management, Inc.	49,077	5,133,454
Bank of New York Mellon Corp.	405,774	48,327,683
Berkshire Hathaway, Inc., Class B *	737,971	372,638,457
Blackrock, Inc.	46,556	49,499,736
Blackstone, Inc.	129,805	14,715,993
Block, Inc. *	169,642	10,806,195
Bread Financial Holdings, Inc.	109,598	7,766,114
Capital One Financial Corp.	501,633	98,139,480
Carlyle Group, Inc.	121,185	6,300,408
Charles Schwab Corp. (c)	342,945	32,648,364
CME Group, Inc.	81,313	25,979,504
Corebridge Financial, Inc.	273,750	7,073,700
Corpay, Inc. *	31,477	10,233,173
Equitable Holdings, Inc.	141,629	5,696,318
Evercore, Inc., Class A	22,428	6,926,664
Fidelity National Information Services, Inc.	362,442	18,470,044
Fiserv, Inc. *	237,778	14,811,192
Franklin Resources, Inc.	407,612	10,818,023
Global Payments, Inc.	278,864	21,321,941
Goldman Sachs Group, Inc.	153,379	131,839,987
Intercontinental Exchange, Inc.	135,785	22,286,392
Invesco Ltd.	444,560	11,674,146
Jack Henry & Associates, Inc.	27,908	4,533,934
Jackson Financial, Inc., Class A	76,774	8,405,218
Jefferies Financial Group, Inc.	108,538	4,819,087
KKR & Co., Inc.	94,388	8,275,940
LPL Financial Holdings, Inc.	22,814	6,852,869
Mastercard, Inc., Class A	106,152	54,902,876
MGIC Investment Corp.	182,199	4,833,740
Moody's Corp.	27,454	13,111,756
Morgan Stanley	563,491	93,826,886
MSCI, Inc.	10,943	6,257,536
Nasdaq, Inc.	97,927	8,576,447
Northern Trust Corp.	104,675	14,977,946
OneMain Holdings, Inc.	241,764	13,301,855
PayPal Holdings, Inc.	581,074	26,851,430
PROG Holdings, Inc.	199,039	7,008,163
Raymond James Financial, Inc.	64,521	9,876,875
Rithm Capital Corp.	574,006	5,768,760
S&P Global, Inc.	69,605	30,757,057
SEI Investments Co.	66,673	5,421,848
SLM Corp.	231,972	4,347,155
Starwood Property Trust, Inc.	276,175	4,918,677
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
State Street Corp.	239,655	30,824,426
StoneX Group, Inc. *	48,438	6,175,845
Synchrony Financial	648,692	44,831,104
T. Rowe Price Group, Inc.	255,848	24,210,896
Visa, Inc., Class A	242,159	77,524,782
Voya Financial, Inc.	66,972	4,479,087
Western Union Co.	845,700	8,144,091
		1,587,240,734

Food, Beverage & Tobacco 3.5%
Altria Group, Inc.	1,116,903	77,110,983
Archer-Daniels-Midland Co.	1,295,421	89,435,866
Brown-Forman Corp., Class B	202,226	5,836,242
Bunge Global SA	486,039	58,640,605
Campbell's Co.	211,311	5,694,831
Coca-Cola Co.	1,103,618	90,011,084
Conagra Brands, Inc.	803,850	15,474,113
Constellation Brands, Inc., Class A	117,810	18,597,487
Darling Ingredients, Inc. *	166,198	8,835,086
Flowers Foods, Inc.	301,655	2,980,351
General Mills, Inc.	587,709	26,582,078
Hershey Co.	64,885	15,331,028
Hormel Foods Corp.	305,084	7,810,150
Ingredion, Inc.	67,565	7,936,185
J.M. Smucker Co.	122,768	14,234,950
Keurig Dr. Pepper, Inc.	679,298	20,569,143
Kraft Heinz Co.	1,297,896	31,941,221
Lamb Weston Holdings, Inc.	103,487	4,987,039
McCormick & Co., Inc. - Non Voting Shares	122,835	8,726,198
Molson Coors Beverage Co., Class B	258,918	12,684,393
Mondelez International, Inc., Class A	846,919	52,153,272
Monster Beverage Corp. *	142,711	12,173,248
PepsiCo, Inc.	748,464	127,044,279
Philip Morris International, Inc.	519,098	96,983,079
Post Holdings, Inc. *	40,229	4,276,343
Tyson Foods, Inc., Class A	744,053	48,356,005
		864,405,259

Health Care Equipment & Services 5.8%
Abbott Laboratories	617,616	71,859,622
Align Technology, Inc. *	46,896	8,914,930
AMN Healthcare Services, Inc. *	215,592	4,199,732
Baxter International, Inc.	717,549	14,616,473
Becton Dickinson & Co.	164,478	29,027,077
Boston Scientific Corp. *	183,608	14,110,275
Cardinal Health, Inc.	97,661	22,386,831
Cencora, Inc.	47,341	17,617,480
Centene Corp. *	1,788,686	80,276,228
Cigna Group	471,018	136,510,437
Community Health Systems, Inc. *	1,378,898	4,770,987
Cooper Cos., Inc. *	80,653	6,748,237
CVS Health Corp.	2,932,285	234,289,571
DaVita, Inc. *	56,600	8,846,580
Dentsply Sirona, Inc.	444,671	6,527,770
Edwards Lifesciences Corp. *	175,627	15,186,467
Elevance Health, Inc.	330,358	105,714,560
Encompass Health Corp.	38,667	4,171,396
GE HealthCare Technologies, Inc.	223,679	18,849,429
HCA Healthcare, Inc.	115,953	61,420,304
Henry Schein, Inc. *	145,069	11,952,235
Hologic, Inc. *	166,407	12,540,432
Humana, Inc.	250,077	47,649,672
IDEXX Laboratories, Inc. *	11,554	7,587,858
Intuitive Surgical, Inc. *	27,990	14,093,245
Labcorp Holdings, Inc.	117,519	33,977,093
SECURITY	NUMBER OF SHARES	VALUE ($)
McKesson Corp.	40,458	39,947,015
Molina Healthcare, Inc. *	79,695	12,277,015
Quest Diagnostics, Inc.	80,220	16,999,420
QuidelOrtho Corp. *	146,451	3,330,296
ResMed, Inc.	29,623	7,591,190
Solventum Corp. *	179,222	13,298,272
STERIS PLC	33,885	8,550,880
Stryker Corp.	74,829	28,993,244
Teleflex, Inc.	38,308	4,675,874
Tenet Healthcare Corp. *	69,428	16,620,369
UnitedHealth Group, Inc.	792,276	232,350,783
Universal Health Services, Inc., Class B	76,227	15,710,385
Zimmer Biomet Holdings, Inc.	141,685	13,947,471
		1,408,137,135

Household & Personal Products 1.2%
Church & Dwight Co., Inc.	100,054	10,491,663
Clorox Co.	59,382	7,551,015
Colgate-Palmolive Co.	326,644	32,383,486
Estee Lauder Cos., Inc., Class A	191,874	21,004,447
Kenvue, Inc.	1,172,427	22,416,804
Kimberly-Clark Corp.	182,587	20,347,495
Procter & Gamble Co.	1,143,164	191,137,021
		305,331,931

Insurance 2.4%
Aflac, Inc.	341,864	38,606,701
Allstate Corp.	187,271	40,173,375
American Financial Group, Inc.	76,227	10,136,666
American International Group, Inc.	790,067	63,592,493
Aon PLC, Class A	75,331	25,271,291
Arthur J Gallagher & Co.	38,215	8,720,663
Assurant, Inc.	26,767	6,145,436
Brown & Brown, Inc.	49,145	3,529,594
Chubb Ltd.	148,786	50,715,196
Cincinnati Financial Corp.	88,163	14,456,969
CNO Financial Group, Inc.	121,099	5,063,149
F&G Annuities & Life, Inc.	11,172	253,046
Fidelity National Financial, Inc.	195,892	10,358,769
First American Financial Corp.	126,921	8,898,431
Genworth Financial, Inc., Class A *	626,403	5,286,841
Globe Life, Inc.	39,777	5,778,007
Hartford Insurance Group, Inc.	161,775	22,782,773
Lincoln National Corp.	218,067	7,479,698
Loews Corp.	103,706	11,409,734
Markel Group, Inc. *	5,941	12,312,544
Marsh & McLennan Cos., Inc.	151,662	28,321,362
MetLife, Inc.	492,694	35,508,457
Old Republic International Corp.	235,054	10,076,765
Primerica, Inc.	15,869	4,025,331
Principal Financial Group, Inc.	199,684	19,053,847
Progressive Corp.	154,226	32,951,927
Prudential Financial, Inc.	294,668	28,989,438
Reinsurance Group of America, Inc., Class A	32,699	7,054,155
Travelers Cos., Inc.	133,017	41,054,367
Unum Group	117,360	8,418,233
W.R. Berkley Corp.	111,685	8,007,814
Willis Towers Watson PLC	41,493	12,662,419
		587,095,491

Materials 4.1%
Air Products & Chemicals, Inc.	87,227	24,045,867
Albemarle Corp.	108,687	19,419,106
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Alcoa Corp.	334,085	20,739,997
Alpha Metallurgical Resources, Inc. *	31,846	5,179,752
Amcor PLC	384,540	18,623,272
AptarGroup, Inc.	34,085	4,898,355
Ashland, Inc.	85,710	5,344,876
Avery Dennison Corp.	49,731	9,764,682
Axalta Coating Systems Ltd. *	144,824	4,838,570
Ball Corp.	257,410	17,279,933
Celanese Corp.	256,442	12,806,713
CF Industries Holdings, Inc.	210,093	20,912,657
Chemours Co.	405,579	7,397,761
Cleveland-Cliffs, Inc. *	1,646,202	17,548,513
Commercial Metals Co.	172,308	12,630,176
Corteva, Inc.	384,214	30,783,226
CRH PLC	392,252	47,062,395
Crown Holdings, Inc.	93,909	10,761,971
Dow, Inc.	2,239,149	68,809,049
DuPont de Nemours, Inc.	581,802	29,113,372
Eagle Materials, Inc.	21,107	4,723,747
Eastman Chemical Co.	203,581	15,372,401
Ecolab, Inc.	65,321	20,141,730
FMC Corp.	335,921	4,951,476
Freeport-McMoRan, Inc.	857,396	58,371,520
Graphic Packaging Holding Co.	365,749	4,473,110
Huntsman Corp.	794,491	10,050,311
International Flavors & Fragrances, Inc.	197,737	16,259,914
International Paper Co.	536,579	23,368,015
Linde PLC	146,432	74,399,171
Louisiana-Pacific Corp.	58,865	4,988,220
LyondellBasell Industries NV, Class A	694,516	39,948,560
Martin Marietta Materials, Inc.	17,468	11,818,325
Mosaic Co.	793,874	22,101,452
Newmont Corp.	455,578	59,225,140
Nucor Corp.	420,859	74,441,540
O-I Glass, Inc. *	374,175	5,013,945
Olin Corp.	511,838	12,985,330
Packaging Corp. of America	62,525	14,514,554
PPG Industries, Inc.	175,156	21,591,480
Reliance, Inc.	74,085	23,384,189
RPM International, Inc.	64,355	7,344,193
Sealed Air Corp.	125,278	5,246,643
Sherwin-Williams Co.	48,697	17,657,045
Solstice Advanced Materials, Inc.	62,223	4,885,128
Sonoco Products Co.	150,147	8,478,801
Steel Dynamics, Inc.	199,244	38,479,994
Vulcan Materials Co.	36,789	11,404,590
Westlake Corp.	57,720	6,082,534
		1,009,663,301

Media & Entertainment 7.0%
Alphabet, Inc., Class A	1,717,285	535,380,772
Alphabet, Inc., Class C	1,382,942	430,689,627
Charter Communications, Inc., Class A *	236,081	55,391,685
Electronic Arts, Inc.	110,342	22,131,295
Fox Corp., Class A	318,849	17,963,953
Lionsgate Studios Corp. *	32,862	295,758
Meta Platforms, Inc., Class A	455,173	295,034,035
Netflix, Inc. *	597,994	57,550,942
News Corp., Class A	365,284	8,872,748
Nexstar Media Group, Inc.	52,024	13,059,064
Omnicom Group, Inc.	335,154	28,585,285
Optimum Communications, Inc., Class A *	3,494,596	5,032,218
Paramount Skydance Corp., Class B	1,095,394	14,798,773
Sirius XM Holdings, Inc.	338,271	7,428,431
SECURITY	NUMBER OF SHARES	VALUE ($)
Take-Two Interactive Software, Inc. *	24,115	5,099,840
TEGNA, Inc.	277,008	5,803,318
Versant Media Group, Inc. *	228,106	7,600,492
Walt Disney Co.	842,992	89,390,872
Warner Bros Discovery, Inc. *	3,641,581	102,583,337
		1,702,692,445

Pharmaceuticals, Biotechnology & Life Sciences 6.9%
AbbVie, Inc.	641,037	148,771,867
Agilent Technologies, Inc.	112,422	13,645,782
Amgen, Inc.	281,925	109,432,008
Avantor, Inc. *	573,261	5,188,012
Biogen, Inc. *	179,480	34,427,854
Bristol-Myers Squibb Co.	2,433,162	151,756,314
Charles River Laboratories International, Inc. *	29,895	5,335,959
Danaher Corp.	192,010	40,444,986
Elanco Animal Health, Inc. *	357,810	9,446,184
Eli Lilly & Co.	61,430	64,623,746
Gilead Sciences, Inc.	657,549	97,941,924
Illumina, Inc. *	58,278	7,836,060
IQVIA Holdings, Inc. *	87,303	15,610,649
Jazz Pharmaceuticals PLC *	42,944	8,160,219
Johnson & Johnson	1,214,429	301,700,596
Merck & Co., Inc.	1,565,017	193,780,405
Mettler-Toledo International, Inc. *	6,223	8,504,912
Moderna, Inc. *	866,719	46,430,137
Organon & Co.	937,643	6,835,417
Pfizer, Inc.	6,867,207	189,878,273
Regeneron Pharmaceuticals, Inc.	55,394	43,299,828
Revvity, Inc.	71,462	7,025,429
Thermo Fisher Scientific, Inc.	142,331	74,170,107
United Therapeutics Corp. *	13,794	6,950,797
Vertex Pharmaceuticals, Inc. *	48,402	24,047,566
Viatris, Inc.	2,574,900	38,443,257
Waters Corp. *	44,707	14,278,522
West Pharmaceutical Services, Inc.	24,459	6,220,902
Zoetis, Inc.	127,590	16,727,049
		1,690,914,761

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	158,958	23,471,738
Cushman & Wakefield Ltd. *	323,864	4,343,016
Jones Lang LaSalle, Inc. *	43,560	13,745,358
		41,560,112

Semiconductors & Semiconductor Equipment 5.7%
Advanced Micro Devices, Inc. *	215,103	43,065,771
Analog Devices, Inc.	160,610	57,143,432
Applied Materials, Inc.	303,363	112,942,045
Broadcom, Inc.	383,023	122,394,999
First Solar, Inc. *	24,124	4,757,253
Intel Corp. *	6,935,311	316,319,535
KLA Corp.	26,504	40,406,673
Lam Research Corp.	405,820	94,917,240
Marvell Technology, Inc.	103,130	8,424,690
Microchip Technology, Inc.	322,948	24,104,839
Micron Technology, Inc.	553,003	228,041,847
NVIDIA Corp.	555,435	98,417,528
ON Semiconductor Corp. *	275,556	18,318,963
Qnity Electronics, Inc.	209,089	26,504,121
Qorvo, Inc. *	118,321	9,808,811
QUALCOMM, Inc.	486,952	69,322,487
Skyworks Solutions, Inc.	168,755	10,054,423
Teradyne, Inc.	78,222	25,033,387
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Texas Instruments, Inc.	378,556	80,295,513
		1,390,273,557

Software & Services 3.7%
Accenture PLC, Class A	294,822	61,535,248
Adobe, Inc. *	137,509	36,083,737
Akamai Technologies, Inc. *	98,931	9,733,821
Amdocs Ltd.	105,091	7,335,352
ASGN, Inc. *	92,395	3,963,745
Autodesk, Inc. *	25,373	6,238,459
Cadence Design Systems, Inc. *	27,705	8,350,287
Cognizant Technology Solutions Corp., Class A	493,153	31,773,848
DXC Technology Co. *	807,581	10,167,445
EPAM Systems, Inc. *	29,418	4,147,938
Fortinet, Inc. *	83,530	6,601,376
Gartner, Inc. *	24,068	3,783,490
Gen Digital, Inc.	293,800	6,631,066
GoDaddy, Inc., Class A *	40,375	3,519,085
International Business Machines Corp.	325,611	78,215,018
Intuit, Inc.	38,720	15,837,641
Kyndryl Holdings, Inc. *	232,895	2,871,595
Microsoft Corp.	1,252,009	491,714,015
Oracle Corp.	411,260	59,797,204
Palo Alto Networks, Inc. *	28,936	4,309,149
Roper Technologies, Inc.	23,566	8,241,737
Salesforce, Inc.	156,295	30,444,703
ServiceNow, Inc. *	32,770	3,539,488
Synopsys, Inc. *	20,176	8,352,864
Trimble, Inc. *	75,860	5,072,758
Zoom Communications, Inc., Class A *	66,921	4,948,139
		913,209,208

Technology Hardware & Equipment 6.9%
Amphenol Corp., Class A	182,810	26,701,229
Apple, Inc.	3,736,433	987,090,870
Arista Networks, Inc. *	67,409	8,999,101
Arrow Electronics, Inc. *	144,986	22,061,070
Avnet, Inc.	314,766	20,724,193
CDW Corp.	82,225	10,084,074
Ciena Corp. *	56,540	19,715,498
Cisco Systems, Inc.	2,057,413	163,482,037
Corning, Inc.	354,167	53,259,633
Dell Technologies, Inc., Class C	122,885	18,196,811
F5, Inc. *	17,882	4,852,460
Flex Ltd. *	247,561	15,601,294
Hewlett Packard Enterprise Co.	1,801,578	38,679,880
HP, Inc.	1,445,029	27,441,101
Insight Enterprises, Inc. *	43,935	3,671,209
Jabil, Inc.	74,828	19,828,672
Keysight Technologies, Inc. *	62,178	19,109,165
Motorola Solutions, Inc.	30,351	14,637,073
NetApp, Inc.	102,850	10,185,235
Ralliant Corp.	18,578	852,544
Sandisk Corp. *	26,757	17,000,327
Sanmina Corp. *	60,128	9,335,473
Seagate Technology Holdings PLC	112,871	46,033,309
TD SYNNEX Corp.	95,486	14,973,160
TE Connectivity PLC	141,617	32,593,153
Teledyne Technologies, Inc. *	13,180	8,976,898
Vishay Intertechnology, Inc.	280,185	5,245,063
Western Digital Corp.	188,401	52,695,760
Xerox Holdings Corp.	1,645,539	2,961,970
SECURITY	NUMBER OF SHARES	VALUE ($)
Zebra Technologies Corp., Class A *	24,842	5,563,614
		1,680,551,876

Telecommunication Services 3.3%
AT&T, Inc.	8,575,513	240,200,119
Comcast Corp., Class A	5,736,244	177,594,114
Liberty Global Ltd., Class C *	659,942	8,117,287
Liberty Latin America Ltd., Class C *	714,629	5,674,154
Lumen Technologies, Inc. *	6,177,505	43,922,061
Telephone & Data Systems, Inc.	126,124	5,644,049
T-Mobile U.S., Inc.	202,436	43,946,831
Verizon Communications, Inc.	5,496,879	275,613,513
		800,712,128

Transportation 2.3%
Alaska Air Group, Inc. *	95,450	4,925,220
Avis Budget Group, Inc. *(b)	71,399	6,954,976
CH Robinson Worldwide, Inc.	117,827	21,827,452
CSX Corp.	1,393,484	59,487,832
Delta Air Lines, Inc.	85,374	5,609,072
Expeditors International of Washington, Inc.	150,112	21,770,743
FedEx Corp.	283,128	109,570,536
GXO Logistics, Inc. *	111,558	7,009,189
Hertz Global Holdings, Inc. *(b)	831,554	3,775,255
Hub Group, Inc., Class A	121,313	5,224,951
JB Hunt Transport Services, Inc.	74,297	17,341,663
Knight-Swift Transportation Holdings, Inc.	213,338	13,423,227
Landstar System, Inc.	46,060	7,505,477
Matson, Inc.	50,769	8,434,254
Norfolk Southern Corp.	147,461	46,411,875
Old Dominion Freight Line, Inc.	81,174	16,482,381
Ryder System, Inc.	69,707	15,444,283
Uber Technologies, Inc. *	86,826	6,548,417
U-Haul Holding Co., Non Voting Shares	88,500	4,173,660
Union Pacific Corp.	334,116	88,534,058
United Parcel Service, Inc., Class B	850,465	98,619,921
		569,074,442

Utilities 3.4%
AES Corp.	1,151,719	19,901,704
Alliant Energy Corp.	132,497	9,584,833
Ameren Corp.	138,391	15,676,932
American Electric Power Co., Inc.	310,095	41,496,913
American Water Works Co., Inc.	73,683	10,023,098
Atmos Energy Corp.	51,329	9,587,744
CenterPoint Energy, Inc.	369,876	16,089,606
CMS Energy Corp.	168,046	13,119,351
Consolidated Edison, Inc.	253,230	28,493,440
Constellation Energy Corp.	60,992	20,120,041
Dominion Energy, Inc.	665,018	41,989,237
DTE Energy Co.	115,485	17,119,496
Duke Energy Corp.	527,485	69,021,412
Edison International	467,257	34,922,788
Entergy Corp.	244,786	26,219,028
Essential Utilities, Inc.	124,226	4,965,313
Evergy, Inc.	191,801	16,046,072
Eversource Energy	271,915	20,722,642
Exelon Corp.	782,665	38,718,438
FirstEnergy Corp.	413,527	21,156,041
National Fuel Gas Co.	56,472	5,140,646
NextEra Energy, Inc.	750,809	70,403,360
NiSource, Inc.	236,165	11,170,605
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
NRG Energy, Inc.	91,528	16,379,851
OGE Energy Corp.	138,661	6,813,802
PG&E Corp.	1,565,915	29,752,385
Pinnacle West Capital Corp.	90,148	9,041,844
Portland General Electric Co.	95,958	5,177,894
PPL Corp.	501,853	19,562,230
Public Service Enterprise Group, Inc.	255,700	22,008,099
Sempra	337,262	32,468,213
Southern Co.	578,590	56,343,094
UGI Corp.	283,174	10,593,539
Vistra Corp.	108,101	18,797,683
WEC Energy Group, Inc.	157,156	18,380,966
Xcel Energy, Inc.	333,146	27,771,051
		834,779,391
Total Common Stocks (Cost $17,649,345,689)		24,423,493,296

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (d)	20,444,617	20,444,617
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (d)(e)	20,883,735	20,883,735
		41,328,352
Total Short-Term Investments (Cost $41,328,352)		41,328,352
Total Investments in Securities (Cost $17,690,674,041)		24,464,821,648

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 03/20/26	114	39,267,300	(100,509)

*	Non-income producing security.
(a)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $20,232,864.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended February 28, 2026. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at February 28, 2025, and/or Value and Balance of Shares Held at February 28, 2026, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 2/28/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 2/28/26	BALANCE OF SHARES HELD AT 2/28/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Consumer Discretionary Distribution & Retail 0.0%
QVC Group, Inc.(a),(b),*	$—	$5,802,294	($19,436 )	$4,907	($4,614,719 )	$1,976,058	654,324	$—

Financial Services 0.1%
Charles Schwab Corp.(c)	22,979,080	7,960,235	(3,100,185)	560,446	4,248,788	32,648,364	342,945	365,130
Total	$22,979,080	$13,762,529	($3,119,621 )	$565,353	($365,931 )	$34,624,422		$365,130

(a)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $20,232,864.
(c)	Issuer is affiliated with the fund’s investment adviser.
*	Non-income producing security.
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings  as of February 28, 2026 (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$24,423,493,296	$—	$—	$24,423,493,296
Short-Term Investments[1]	41,328,352	—	—	41,328,352
Liabilities
Futures Contracts[2]	(100,509)	—	—	(100,509)
Total	$24,464,721,139	$—	$—	$24,464,721,139

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Statement of Assets and Liabilities

As of February 28, 2026
Assets
Investments in securities, at value - affiliated issuers (cost $30,142,672) including securities on loan of $530,916		$34,624,422
Investments in securities, at value - unaffiliated issuers (cost $17,660,531,369) including securities on loan of $19,701,948		24,430,197,226
Cash		79,631
Deposit with broker for futures contracts		3,870,959
Receivables:
Dividends		39,392,999
Fund shares sold		5,806,526
Income from securities on loan	+	12,193
Total assets		24,513,983,956

Liabilities
Collateral held for securities on loan		20,883,735
Payables:
Investments bought		26,786,708
Management fees		4,624,648
Variation margin on futures contracts	+	249,842
Total liabilities		52,544,933
Net assets		$24,461,439,023

Net Assets by Source
Capital received from investors		$18,534,057,309
Total distributable earnings	+	5,927,381,714
Net assets		$24,461,439,023

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$24,461,439,023		842,550,000		$29.03

See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Statement of Operations

For the period March 1, 2025 through February 28, 2026
Investment Income
Dividends received from securities - unaffiliated issuers		$400,943,038
Dividends received from securities - affiliated issuers		365,130
Other Interest		100,401
Securities on loan, net	+	289,069
Total investment income		401,697,638

Expenses
Management fees		49,612,661
Total expenses	–	49,612,661
Net investment income		352,084,977

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		4,948
Net realized losses on sales of securities - unaffiliated issuers		(166,201,651)
Net realized gains on sales of in-kind redemptions - affiliated issuers		560,405
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		1,117,121,187
Net realized gains on futures contracts	+	5,688,858
Net realized gains		957,173,747
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(365,931)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		2,571,168,112
Net change in unrealized appreciation (depreciation) on futures contracts	+	615,010
Net change in unrealized appreciation (depreciation)		2,571,417,191
Net realized and unrealized gains		3,528,590,938
Increase in net assets resulting from operations		$3,880,675,915
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	3/1/25-2/28/26		3/1/24-2/28/25
Net investment income		$352,084,977	$296,711,332
Net realized gains		957,173,747	528,326,029
Net change in unrealized appreciation (depreciation)	+	2,571,417,191	1,645,045,836
Increase in net assets resulting from operations		$3,880,675,915	$2,470,083,197

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($341,222,185 )	($293,269,930 )

TRANSACTIONS IN FUND SHARES[1]
	3/1/25-2/28/26			3/1/24-2/28/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		187,450,000	$4,817,486,289	114,750,000	$2,638,592,951
Shares redeemed	+	(81,200,000)	(2,033,911,112)	(51,950,000)	(1,185,208,710)
Net transactions in fund shares		106,250,000	$2,783,575,177	62,800,000	$1,453,384,241

SHARES OUTSTANDING AND NET ASSETS[1]
	3/1/25-2/28/26			3/1/24-2/28/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		736,300,000	$18,138,410,116	673,500,000	$14,508,212,608
Total increase	+	106,250,000	6,323,028,907	62,800,000	3,630,197,508
End of period		842,550,000	$24,461,439,023	736,300,000	$18,138,410,116

[1]
For the period ended February 28, 2025, transactions in fund shares have been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values.

See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/25– 2/28/26	3/1/24– 2/28/25[1,2]	3/1/23– 2/29/24[1]	3/1/22– 2/28/23[1]	3/1/21– 2/28/22[1]
Per-Share Data
Net asset value at beginning of period	$29.11	$27.64	$25.59	$26.51	$24.38
Income (loss) from investment operations:
Net investment income (loss)[3]	0.40	0.39	0.37	0.38	0.33
Net realized and unrealized gains (losses)	5.26	1.54	2.06	(0.98)	2.12
Total from investment operations	5.66	1.93	2.43	(0.60)	2.45
Less distributions:
Distributions from net investment income	(0.38)	(0.46)	(0.38)	(0.32)	(0.32)
Net asset value at end of period	$34.39	$29.11	$27.64	$25.59	$26.51
Total return	19.63%	6.98%	9.66%	(2.13%)	10.06%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%	0.25%	0.25%	0.25%[4]	0.25%
Net investment income (loss)	1.33%	1.34%	1.48%	1.54%	1.21%
Portfolio turnover rate[5]	26%	26%	21%	24%	25%
Net assets, end of period (x 1,000,000)	$9,826	$9,082	$7,958	$6,433	$4,843

[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024.
[2]
Per share data amounts previously presented for Net investment income (loss), Net realized and unrealized gains (losses), Total from investment operations, and
Distributions from net investment income have been revised to fully reflect the required retroactive adjustment for the share split effective after the close of U.S. markets on
October 10, 2024. These revisions do not have any impact on total return, shares outstanding at end of period, and beginning and ending net asset value.

[3]	Calculated based on the average shares outstanding during the period.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of February 28, 2026

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 1.5%
Dauch Corp. *	3,139,145	20,718,357
Dorman Products, Inc. *	56,265	6,631,393
Fox Factory Holding Corp. *	389,050	6,551,602
Gentherm, Inc. *	218,746	7,168,306
LCI Industries	192,700	25,667,640
Patrick Industries, Inc.	164,054	20,308,245
Phinia, Inc.	282,495	20,517,612
Rivian Automotive, Inc., Class A *	295,724	4,533,449
Standard Motor Products, Inc.	183,391	7,276,955
Visteon Corp.	124,323	11,893,981
Winnebago Industries, Inc.	530,630	21,166,831
		152,434,371

Banks 7.1%
Ameris Bancorp	146,231	11,356,299
Associated Banc-Corp.	492,197	12,998,923
Atlantic Union Bankshares Corp.	356,492	13,211,593
Axos Financial, Inc. *	91,027	7,902,964
Bancorp, Inc. *	64,180	3,368,808
Bank of Hawaii Corp.	120,523	9,132,028
Bank OZK	376,569	17,533,053
BankUnited, Inc.	417,084	19,477,823
Banner Corp.	97,563	5,741,583
Beacon Financial Corp.	273,539	8,135,050
BOK Financial Corp.	71,900	9,039,268
Capitol Federal Financial, Inc.	552,238	3,965,069
Cathay General Bancorp	241,320	11,996,017
City Holding Co.	31,626	3,794,171
Columbia Banking System, Inc.	728,993	20,739,851
Commerce Bancshares, Inc.	236,351	12,051,537
Community Financial System, Inc.	118,966	7,203,391
Cullen/Frost Bankers, Inc.	117,289	16,211,686
Customers Bancorp, Inc. *	98,722	6,657,812
CVB Financial Corp.	418,958	8,056,562
Dime Community Bancshares, Inc.	131,363	4,249,593
Eagle Bancorp, Inc.	295,417	7,518,363
Eastern Bankshares, Inc.	198,700	3,886,572
Enterprise Financial Services Corp.	84,910	4,848,361
FB Financial Corp.	66,493	3,636,502
First Bancorp/Southern Pines NC	80,138	4,551,037
First Busey Corp.	192,471	4,881,065
First Commonwealth Financial Corp.	289,346	5,072,235
First Financial Bancorp	317,759	8,919,495
First Financial Bankshares, Inc.	165,145	5,107,935
First Hawaiian, Inc.	475,658	11,777,292
First Interstate BancSystem, Inc., Class A	347,381	12,022,856
First Merchants Corp.	168,046	6,567,238
FNB Corp.	1,073,416	18,237,338
Fulton Financial Corp.	512,255	10,475,615
Glacier Bancorp, Inc.	230,708	10,494,907
Hancock Whitney Corp.	229,684	15,115,504
Hilltop Holdings, Inc.	287,383	10,756,746
Home BancShares, Inc.	432,889	11,887,132
Hope Bancorp, Inc.	669,044	7,533,435
Independent Bank Corp.	112,818	8,807,701
International Bancshares Corp.	123,323	8,276,206
Lakeland Financial Corp.	51,876	3,013,477
Mechanics Bancorp, Class A	287,910	4,105,597
National Bank Holdings Corp., Class A	88,806	3,551,352
NBT Bancorp, Inc.	116,201	4,964,107
Northwest Bancshares, Inc.	486,444	6,056,228
SECURITY	NUMBER OF SHARES	VALUE ($)
OceanFirst Financial Corp.	237,550	4,290,153
Old National Bancorp	668,256	15,436,714
Park National Corp.	29,717	4,889,338
Pathward Financial, Inc.	47,694	4,330,138
Pinnacle Financial Partners, Inc.	130,248	11,821,308
Preferred Bank	39,673	3,480,116
Prosperity Bancshares, Inc.	249,249	17,539,652
Provident Financial Services, Inc.	320,828	6,750,221
Renasant Corp.	176,204	6,634,081
S&T Bancorp, Inc.	115,504	4,829,222
Seacoast Banking Corp. of Florida	142,763	4,442,785
ServisFirst Bancshares, Inc.	66,060	5,351,521
Simmons First National Corp., Class A	586,251	11,672,257
Southside Bancshares, Inc.	125,524	3,931,412
Southstate Bank Corp.	203,366	20,066,123
Texas Capital Bancshares, Inc. *	98,228	9,361,128
Towne Bank	169,236	5,798,025
TriCo Bancshares	78,905	3,770,081
Triumph Financial, Inc. *	59,598	3,329,144
Trustmark Corp.	165,584	7,052,223
UMB Financial Corp.	108,388	12,560,001
United Bankshares, Inc.	375,208	15,496,090
United Community Banks, Inc.	280,331	9,018,248
Valley National Bancorp	1,648,601	20,788,859
WaFd, Inc.	299,998	9,347,938
WesBanco, Inc.	245,622	8,564,839
Westamerica BanCorp	65,589	3,322,083
Western Alliance Bancorp	243,291	19,541,133
Wintrust Financial Corp.	128,680	18,537,641
WSFS Financial Corp.	151,832	9,642,850
		696,482,701

Capital Goods 13.7%
AAON, Inc.	56,000	5,667,200
AAR Corp. *	121,840	14,275,993
Advanced Drainage Systems, Inc.	156,545	26,822,420
Aebi Schmidt Holding AG	91,498	1,319,401
AeroVironment, Inc. *	18,420	4,646,445
Alamo Group, Inc.	39,290	8,389,594
Albany International Corp., Class A	146,219	8,429,525
American Woodmark Corp. *	179,361	8,985,986
API Group Corp. *	439,274	19,530,122
Apogee Enterprises, Inc.	207,452	8,260,739
Applied Industrial Technologies, Inc.	78,940	22,306,865
Arcosa, Inc.	147,825	15,888,231
Armstrong World Industries, Inc.	64,936	11,266,396
Astec Industries, Inc.	158,760	9,857,408
ATI, Inc. *	194,006	31,737,442
Atmus Filtration Technologies, Inc.	141,655	9,140,997
Axon Enterprise, Inc. *	5,147	2,791,733
AZZ, Inc.	63,032	8,571,091
BlueLinx Holdings, Inc. *	200,911	13,244,053
BWX Technologies, Inc.	104,421	21,508,638
Carpenter Technology Corp.	44,466	17,700,581
Chart Industries, Inc. *	43,187	8,952,665
Columbus McKinnon Corp.	298,724	5,669,782
Comfort Systems USA, Inc.	28,285	40,429,730
Construction Partners, Inc., Class A *	40,145	5,394,284
Core & Main, Inc., Class A *	379,426	20,549,712
Crane Co.	70,694	14,176,268
CSW Industrials, Inc.	17,092	5,030,688
Curtiss-Wright Corp.	48,952	34,282,554
DNOW, Inc. *	1,058,494	12,469,059
Douglas Dynamics, Inc.	117,726	5,405,978
Ducommun, Inc. *	47,512	5,872,008
DXP Enterprises, Inc. *	43,847	6,071,494
Dycom Industries, Inc. *	70,426	29,580,329
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Enerpac Tool Group Corp.	92,461	3,772,409
EnerSys	179,552	29,832,565
Enpro, Inc.	38,200	9,880,430
Esab Corp.	101,373	12,790,231
ESCO Technologies, Inc.	33,083	9,173,585
Everus Construction Group, Inc. *	154,786	18,708,984
Federal Signal Corp.	90,009	10,479,748
Flowserve Corp.	347,623	30,771,588
Franklin Electric Co., Inc.	117,107	11,666,199
FTAI Aviation Ltd.	66,091	20,210,628
GATX Corp.	95,856	17,653,800
Gibraltar Industries, Inc. *	147,522	6,709,301
GrafTech International Ltd. *	938,725	6,524,139
Granite Construction, Inc.	128,138	17,229,435
Greenbrier Cos., Inc.	229,847	12,967,968
Griffon Corp.	116,848	9,960,124
Hayward Holdings, Inc. *	450,296	7,204,736
HEICO Corp.	53,248	17,010,606
Helios Technologies, Inc.	129,041	9,203,204
Herc Holdings, Inc.	160,643	22,456,285
Hexcel Corp.	219,076	20,306,154
Hillman Solutions Corp. *	838,666	6,877,061
Insteel Industries, Inc.	147,541	5,500,328
Janus International Group, Inc. *	563,789	3,923,971
JBT Marel Corp.	70,407	10,842,678
JELD-WEN Holding, Inc. *(a)	3,157,602	6,188,900
Kadant, Inc.	19,501	6,614,154
Kennametal, Inc.	646,624	26,046,015
Kratos Defense & Security Solutions, Inc. *	99,666	8,589,216
Lennox International, Inc.	36,262	20,667,164
Lindsay Corp.	31,012	4,177,316
Manitowoc Co., Inc. *	583,030	8,599,693
Masterbrand, Inc. *	1,118,447	11,318,684
McGrath RentCorp	64,153	7,117,775
Mercury Systems, Inc. *	98,360	8,756,991
Miller Industries, Inc.	93,228	3,918,373
Modine Manufacturing Co. *	79,486	18,063,194
Moog, Inc., Class A	75,570	25,499,585
Mueller Water Products, Inc., Class A	304,734	9,120,689
MYR Group, Inc. *	57,266	15,459,529
Nextpower, Inc., Class A *	65,841	6,919,889
NPK International, Inc. *	387,942	5,598,003
Primoris Services Corp.	144,249	21,741,209
Proto Labs, Inc. *	105,260	6,534,541
Quanex Building Products Corp.	388,514	7,976,192
RBC Bearings, Inc. *	20,386	11,740,705
Simpson Manufacturing Co., Inc.	87,662	16,968,733
SiteOne Landscape Supply, Inc. *	126,884	18,130,455
SPX Technologies, Inc. *	42,394	9,620,894
Standex International Corp.	28,087	7,358,794
Sterling Infrastructure, Inc. *	28,818	12,337,850
Tennant Co.	80,950	4,940,379
Terex Corp.	606,163	41,697,953
Titan International, Inc. *	591,849	5,758,691
Titan Machinery, Inc. *	332,056	6,471,771
Trex Co., Inc. *	241,469	10,001,646
Trinity Industries, Inc.	448,760	15,338,617
Tutor Perini Corp.	244,942	18,461,279
V2X, Inc. *	71,977	5,020,396
Valmont Industries, Inc.	55,368	25,465,404
Vertiv Holdings Co., Class A	125,964	32,106,964
VSE Corp.	25,706	5,837,061
Wabash National Corp.	1,014,841	10,300,636
Watts Water Technologies, Inc., Class A	49,296	16,205,567
Woodward, Inc.	86,893	33,606,737
Worthington Enterprises, Inc.	127,626	7,148,332
SECURITY	NUMBER OF SHARES	VALUE ($)
Zurn Elkay Water Solutions Corp.	186,321	9,498,645
		1,348,806,189

Commercial & Professional Services 4.6%
ACCO Brands Corp.	2,055,810	8,367,147
Alight, Inc., Class A	3,538,935	3,113,201
Amentum Holdings, Inc. *	321,289	9,596,902
Barrett Business Services, Inc.	81,482	2,262,755
Brady Corp., Class A	137,217	12,670,618
BrightView Holdings, Inc. *	455,083	6,275,595
Brink's Co.	148,434	17,332,638
Casella Waste Systems, Inc., Class A *	53,835	5,015,269
CBIZ, Inc. *	104,484	2,992,422
Civeo Corp. *	157,464	4,360,178
Clarivate PLC *	2,281,777	5,248,087
Clean Harbors, Inc. *	91,145	26,723,714
Conduent, Inc. *	4,928,873	7,196,155
CoreCivic, Inc. *	715,617	12,652,109
CSG Systems International, Inc.	101,488	8,108,891
Deluxe Corp.	572,048	15,874,332
Ennis, Inc.	212,295	4,481,547
Enviri Corp. *	628,679	11,900,893
ExlService Holdings, Inc. *	229,905	7,184,531
Exponent, Inc.	77,082	5,610,028
FTI Consulting, Inc. *	112,581	18,510,568
GEO Group, Inc. *	676,149	10,169,281
Healthcare Services Group, Inc. *	688,564	14,990,038
HNI Corp.	420,452	18,903,522
Huron Consulting Group, Inc. *	34,070	4,817,498
ICF International, Inc.	81,380	6,765,119
Insperity, Inc.	175,417	3,896,012
Interface, Inc.	233,777	7,361,638
Kelly Services, Inc., Class A	1,412,947	13,719,715
Kforce, Inc.	225,647	6,096,982
Korn Ferry	240,966	15,101,339
MillerKnoll, Inc.	804,684	16,206,336
MSA Safety, Inc.	62,924	12,295,979
OPENLANE, Inc. *	429,715	12,251,175
Parsons Corp. *	125,616	8,290,656
Paycom Software, Inc.	46,491	5,849,963
Pitney Bowes, Inc.	490,507	5,263,140
Resources Connection, Inc.	912,306	3,430,271
Rollins, Inc.	260,796	15,879,868
Tetra Tech, Inc.	476,793	17,088,261
TriNet Group, Inc.	198,541	7,560,441
TrueBlue, Inc. *(a)	1,461,577	6,182,471
TTEC Holdings, Inc. *	1,507,177	3,767,942
UL Solutions, Inc., Class A	58,966	4,951,375
UniFirst Corp.	70,703	16,602,478
Verra Mobility Corp. *	183,815	3,071,549
Vestis Corp. *	1,904,216	14,986,180
		450,976,809

Consumer Discretionary Distribution & Retail 4.5%
1-800-Flowers.com, Inc., Class A *(b)	676,628	2,354,665
Abercrombie & Fitch Co., Class A *	183,206	17,917,547
America's Car-Mart, Inc. *	111,290	2,221,348
Arko Corp.	697,588	4,485,491
Boot Barn Holdings, Inc. *	54,042	10,225,827
Buckle, Inc.	169,220	9,061,731
Caleres, Inc.	673,531	8,008,284
Camping World Holdings, Inc., Class A	220,611	1,835,484
Coupang, Inc. *	751,893	14,346,119
Designer Brands, Inc., Class A	1,588,114	11,307,372
Dillard's, Inc., Class A	17,573	10,592,829
Etsy, Inc. *	267,959	14,705,590
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Five Below, Inc. *	137,850	30,813,611
Floor & Decor Holdings, Inc., Class A *	203,269	14,043,855
GameStop Corp., Class A *	686,394	16,494,048
Genesco, Inc. *	271,914	7,406,937
Gold.com, Inc.	661,262	38,002,727
Haverty Furniture Cos., Inc.	215,878	5,140,055
MarineMax, Inc. *	337,707	10,300,064
Monro, Inc.	441,478	9,505,021
National Vision Holdings, Inc. *	495,187	13,355,193
Ollie's Bargain Outlet Holdings, Inc. *	110,984	11,886,386
OneWater Marine, Inc., Class A *	217,650	2,477,945
Petco Health & Wellness Co., Inc. *	1,584,954	4,041,633
RH *	90,540	15,003,383
Sally Beauty Holdings, Inc. *	1,211,289	19,465,414
Shoe Carnival, Inc.	219,597	4,433,663
Sleep Number Corp. *(b)	788,597	4,865,644
Sonic Automotive, Inc., Class A	158,335	9,930,771
Stitch Fix, Inc., Class A *	865,020	2,880,517
Upbound Group, Inc.	635,573	13,633,041
Urban Outfitters, Inc. *	285,844	18,922,873
Valvoline, Inc. *	546,991	20,676,260
Victoria's Secret & Co. *	641,966	40,251,268
Wayfair, Inc., Class A *	133,849	10,216,694
Zumiez, Inc. *	341,014	8,941,387
		439,750,677

Consumer Durables & Apparel 3.3%
Acushnet Holdings Corp.	92,288	9,443,831
Beazer Homes USA, Inc. *	375,817	9,613,399
Callaway Golf Co. *	1,061,281	14,921,611
Cavco Industries, Inc. *	23,216	13,401,668
Century Communities, Inc.	329,094	22,124,989
Champion Homes, Inc. *	166,446	15,559,372
Columbia Sportswear Co.	239,306	14,822,614
Ethan Allen Interiors, Inc.	200,292	4,562,652
G-III Apparel Group Ltd.	486,268	14,874,938
GoPro, Inc., Class A *	5,458,159	5,282,406
Green Brick Partners, Inc. *	112,945	8,319,529
Helen of Troy Ltd. *	556,691	9,820,029
Hooker Furnishings Corp.	306,578	4,396,328
Hovnanian Enterprises, Inc., Class A *	42,693	5,363,095
Installed Building Products, Inc.	46,239	15,155,295
Kontoor Brands, Inc.	153,890	10,035,167
La-Z-Boy, Inc.	319,921	11,427,578
Levi Strauss & Co., Class A	356,273	7,895,010
LGI Homes, Inc. *	233,846	12,136,607
Malibu Boats, Inc., Class A *	227,395	6,608,099
MasterCraft Boat Holdings, Inc. *	190,306	4,130,592
Movado Group, Inc.	218,316	5,446,984
Oxford Industries, Inc. (a)	173,394	6,864,668
SharkNinja, Inc. *	102,810	12,632,265
Smith & Wesson Brands, Inc.	789,133	9,390,683
Sonos, Inc. *	532,960	8,207,584
Steven Madden Ltd.	477,444	17,235,728
Sturm Ruger & Co., Inc.	198,346	7,426,074
Under Armour, Inc., Class A *	3,042,942	22,578,630
Wolverine World Wide, Inc.	406,063	7,175,133
YETI Holdings, Inc. *	258,884	11,315,820
		328,168,378

Consumer Services 3.7%
Airbnb, Inc., Class A *	89,376	12,075,591
BJ's Restaurants, Inc. *	103,308	3,924,671
Bloomin' Brands, Inc.	1,431,723	8,762,145
Boyd Gaming Corp.	250,409	20,841,541
Bright Horizons Family Solutions, Inc. *	73,815	5,500,694
SECURITY	NUMBER OF SHARES	VALUE ($)
Brightstar Lottery PLC	701,140	9,507,458
Brinker International, Inc. *	43,809	6,492,494
Cheesecake Factory, Inc. (b)	102,016	6,608,596
Chegg, Inc. *	3,614,106	2,375,552
Choice Hotels International, Inc.	47,993	5,056,063
Churchill Downs, Inc.	103,959	9,556,951
Covista, Inc. *	98,913	9,693,474
Cracker Barrel Old Country Store, Inc. (b)	293,388	9,599,655
Dave & Buster's Entertainment, Inc. *	312,951	4,606,639
Dine Brands Global, Inc.	211,025	6,533,334
DoorDash, Inc., Class A *	79,411	14,013,659
Frontdoor, Inc. *	126,462	8,671,499
Golden Entertainment, Inc.	149,192	4,311,649
Graham Holdings Co., Class B	14,868	15,659,126
Grand Canyon Education, Inc. *	84,916	13,507,588
H&R Block, Inc.	322,666	9,880,033
Hilton Grand Vacations, Inc. *	310,821	13,974,512
Hyatt Hotels Corp., Class A	45,933	7,418,179
Jack in the Box, Inc.	394,727	6,678,781
Laureate Education, Inc. *	654,305	21,160,224
Matthews International Corp., Class A	281,178	7,431,535
Papa John's International, Inc.	94,489	2,962,230
Perdoceo Education Corp.	199,405	6,650,157
Planet Fitness, Inc., Class A *	76,431	6,278,807
Red Rock Resorts, Inc., Class A	140,560	8,510,908
Six Flags Entertainment Corp. *	289,929	4,937,491
Strategic Education, Inc.	109,403	9,001,679
Stride, Inc. *	70,187	5,922,379
Travel & Leisure Co.	354,023	26,091,495
United Parks & Resorts, Inc. *	145,941	5,077,287
Wendy's Co. (b)	1,128,582	8,644,938
Wingstop, Inc.	14,039	3,643,261
Wyndham Hotels & Resorts, Inc.	217,870	17,821,766
Wynn Resorts Ltd.	118,174	12,785,245
		362,169,286

Consumer Staples Distribution & Retail 0.8%
Chefs' Warehouse, Inc. *	64,663	4,616,291
Grocery Outlet Holding Corp. *	753,540	7,444,975
Ingles Markets, Inc., Class A	306,662	26,096,936
Maplebear, Inc. *	81,474	3,056,090
PriceSmart, Inc.	141,976	21,952,329
Village Super Market, Inc., Class A	122,532	4,797,128
Weis Markets, Inc.	200,834	13,608,512
		81,572,261

Energy 5.7%
Antero Midstream Corp.	649,960	14,611,101
Archrock, Inc.	401,575	14,187,645
Bristow Group, Inc. *	113,608	5,419,102
Cactus, Inc., Class A	126,324	6,821,496
Comstock Resources, Inc. *	257,685	5,053,203
Core Laboratories, Inc.	240,516	4,230,676
Core Natural Resources, Inc.	224,636	18,438,123
Crescent Energy Co., Class A	2,387,581	27,839,194
CVR Energy, Inc. *	369,575	8,928,932
Delek U.S. Holdings, Inc.	862,412	32,866,521
Dorian LPG Ltd.	267,375	9,890,201
DT Midstream, Inc.	135,480	18,810,043
Expro Group Holdings NV *	454,739	8,121,639
Green Plains, Inc. *	1,357,022	18,631,912
Gulfport Energy Corp. *	72,830	15,196,708
Helix Energy Solutions Group, Inc. *	870,252	7,997,616
International Seaways, Inc.	220,158	16,628,534
Kodiak Gas Services, Inc.	109,038	5,950,204
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kosmos Energy Ltd. *	6,621,153	15,427,286
Liberty Energy, Inc.	1,405,796	39,488,810
Magnolia Oil & Gas Corp., Class A	701,777	19,523,436
Nabors Industries Ltd. *	305,299	23,849,958
New Fortress Energy, Inc. *	2,906,373	3,167,947
Noble Corp. PLC	400,619	18,200,121
Northern Oil & Gas, Inc.	470,772	12,988,599
Oceaneering International, Inc. *	302,533	10,739,921
Oil States International, Inc. *	747,643	9,786,647
Par Pacific Holdings, Inc. *	649,616	27,719,115
Permian Resources Corp.	1,041,123	19,042,140
ProPetro Holding Corp. *	1,351,952	16,399,178
REX American Resources Corp. *	153,843	5,470,657
RPC, Inc.	821,064	4,770,382
Select Water Solutions, Inc.	608,862	8,323,143
Summit Midstream Corp. *	145,381	4,290,193
Talos Energy, Inc. *	1,044,066	12,789,808
Texas Pacific Land Corp.	25,016	13,115,639
Tidewater, Inc. *	75,145	5,968,016
Valaris Ltd. *	130,768	12,534,113
W&T Offshore, Inc.	1,881,812	4,986,802
Weatherford International PLC	267,413	28,201,375
		556,406,136

Equity Real Estate Investment Trusts (REITs) 7.3%
Acadia Realty Trust	202,487	4,236,028
Agree Realty Corp.	94,213	7,582,262
Alexander & Baldwin, Inc.	214,262	4,454,507
American Assets Trust, Inc.	226,859	4,428,288
American Healthcare REIT, Inc.	147,717	7,716,736
American Homes 4 Rent, Class A	489,585	14,687,550
Americold Realty Trust, Inc.	1,295,084	17,341,175
Apple Hospitality REIT, Inc.	919,182	11,269,171
Brandywine Realty Trust	2,272,293	7,248,615
Brixmor Property Group, Inc.	754,333	22,833,660
Broadstone Net Lease, Inc.	456,351	8,848,646
CareTrust REIT, Inc.	121,697	4,943,332
Centerspace	56,009	3,522,966
COPT Defense Properties	351,906	11,183,573
Cousins Properties, Inc.	521,238	12,071,872
CubeSmart	398,963	16,413,338
DiamondRock Hospitality Co.	681,942	6,846,698
Diversified Healthcare Trust	2,722,005	18,400,754
Douglas Emmett, Inc.	909,633	8,996,270
Easterly Government Properties, Inc.	199,380	4,641,566
EastGroup Properties, Inc.	51,983	10,204,783
Empire State Realty Trust, Inc., Class A	949,928	5,585,577
EPR Properties	211,745	12,579,770
Equity LifeStyle Properties, Inc.	244,332	16,409,337
Essential Properties Realty Trust, Inc.	159,735	5,421,406
Federal Realty Investment Trust	198,013	21,537,874
First Industrial Realty Trust, Inc.	204,336	12,901,775
Four Corners Property Trust, Inc.	144,834	3,696,164
Global Net Lease, Inc.	747,298	7,039,547
Healthcare Realty Trust, Inc.	1,128,905	20,828,297
Highwoods Properties, Inc.	498,831	11,218,709
Hudson Pacific Properties, Inc. *	646,634	4,681,630
Independence Realty Trust, Inc.	366,101	6,066,294
Innovative Industrial Properties, Inc.	74,318	3,935,881
InvenTrust Properties Corp.	166,309	5,188,841
JBG SMITH Properties	647,286	9,845,220
Kilroy Realty Corp.	499,416	14,892,585
Kite Realty Group Trust	428,850	11,171,543
Lineage, Inc.	156,618	6,346,161
LTC Properties, Inc.	105,127	4,171,439
LXP Industrial Trust	211,064	10,460,332
Macerich Co.	727,735	14,896,735
SECURITY	NUMBER OF SHARES	VALUE ($)
Medical Properties Trust, Inc.	4,158,022	23,950,207
National Health Investors, Inc.	80,480	6,765,954
National Storage Affiliates Trust	151,233	5,296,180
NNN REIT, Inc.	348,617	15,799,322
Omega Healthcare Investors, Inc.	445,790	21,518,283
Outfront Media, Inc.	566,317	16,315,593
Park Hotels & Resorts, Inc.	1,572,233	17,781,955
Peakstone Realty Trust	528,756	11,029,850
Pebblebrook Hotel Trust	797,391	10,230,527
Phillips Edison & Co., Inc.	230,625	9,058,950
Piedmont Realty Trust, Inc., Class A *	1,357,121	10,300,548
Rayonier, Inc.	1,208,210	25,964,433
Rexford Industrial Realty, Inc.	275,518	10,323,659
RLJ Lodging Trust	1,292,662	10,367,149
Ryman Hospitality Properties, Inc.	88,474	8,736,808
Sabra Health Care REIT, Inc.	625,440	12,852,792
Service Properties Trust (a)	5,241,703	12,055,917
Sila Realty Trust, Inc.	140,388	3,612,183
SL Green Realty Corp.	302,642	11,152,358
STAG Industrial, Inc.	338,854	13,289,854
Summit Hotel Properties, Inc.	633,811	2,858,488
Sunstone Hotel Investors, Inc.	938,526	8,709,521
Tanger, Inc.	201,977	7,485,268
Terreno Realty Corp.	94,740	6,258,524
Urban Edge Properties	369,369	7,849,091
Veris Residential, Inc.	257,641	4,856,533
Xenia Hotels & Resorts, Inc.	465,751	7,116,675
		718,283,529

Financial Services 6.4%
Acadian Asset Management, Inc.	158,681	8,546,559
Adamas Trust, Inc.	802,143	6,609,658
Apollo Commercial Real Estate Finance, Inc.	811,415	8,600,999
Arbor Realty Trust, Inc. (b)	995,502	7,894,331
ARES Management Corp., Class A	101,617	11,382,120
Artisan Partners Asset Management, Inc., Class A	277,995	11,197,639
BGC Group, Inc., Class A	633,065	6,026,779
Blackstone Mortgage Trust, Inc., Class A	796,464	15,300,073
BRC Group Holdings, Inc. *(b)	875,428	5,646,511
BrightSpire Capital, Inc.	962,012	5,589,290
Chimera Investment Corp.	814,645	11,087,318
Claros Mortgage Trust, Inc. *	2,182,782	5,216,849
Cohen & Steers, Inc.	62,544	4,182,317
Coinbase Global, Inc., Class A *	21,137	3,716,941
Credit Acceptance Corp. *	25,646	12,135,174
DigitalBridge Group, Inc.	956,747	14,781,741
Donnelley Financial Solutions, Inc. *	122,342	6,087,738
Enact Holdings, Inc.	92,068	3,852,125
Encore Capital Group, Inc. *	214,414	14,642,332
Enova International, Inc. *	95,650	13,300,132
Essent Group Ltd.	248,829	15,138,756
Euronet Worldwide, Inc. *	178,816	12,436,653
EZCORP, Inc., Class A *	265,241	7,036,844
FactSet Research Systems, Inc.	51,668	11,202,139
Federal Agricultural Mortgage Corp., Class C	22,485	3,544,985
Federated Hermes, Inc.	349,281	19,563,229
FirstCash Holdings, Inc.	95,321	18,376,936
Franklin BSP Realty Trust, Inc.	384,158	3,507,362
Green Dot Corp., Class A *	430,081	4,971,736
Hamilton Lane, Inc., Class A	26,865	2,819,213
Houlihan Lokey, Inc.	77,901	12,757,847
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Interactive Brokers Group, Inc., Class A	138,877	9,886,654
Janus Henderson Group PLC	454,853	23,697,841
KKR Real Estate Finance Trust, Inc.	445,626	3,097,101
Ladder Capital Corp.	474,045	4,915,847
LendingClub Corp. *	274,754	4,096,582
loanDepot, Inc., Class A *	1,905,166	3,943,694
MarketAxess Holdings, Inc.	56,324	10,814,208
MFA Financial, Inc.	548,069	5,540,978
Moelis & Co., Class A	233,477	13,859,195
Morningstar, Inc.	31,901	5,842,349
Navient Corp.	1,533,048	13,475,492
NCR Atleos Corp. *	524,410	23,220,875
Nelnet, Inc., Class A	37,714	4,882,454
NMI Holdings, Inc., Class A *	156,601	6,155,985
Oppenheimer Holdings, Inc., Class A	62,464	5,390,019
Paysafe Ltd. *	392,280	2,455,673
PennyMac Financial Services, Inc.	156,226	14,361,856
PennyMac Mortgage Investment Trust	560,445	6,871,056
Piper Sandler Cos.	34,744	10,268,589
PJT Partners, Inc., Class A	24,218	3,576,514
PRA Group, Inc. *	334,812	5,273,289
Radian Group, Inc.	547,732	18,907,709
Ready Capital Corp.	1,560,227	2,886,420
Redwood Trust, Inc.	786,557	4,758,670
Regional Management Corp.	114,811	3,653,286
Rocket Cos., Inc., Class A	1,776,499	32,314,517
Shift4 Payments, Inc., Class A *(b)	36,994	1,630,326
Stifel Financial Corp.	277,416	20,542,655
Toast, Inc., Class A *	159,179	4,347,178
TPG RE Finance Trust, Inc.	421,712	3,567,683
TPG, Inc.	121,246	5,264,501
Tradeweb Markets, Inc., Class A	65,791	8,109,070
Two Harbors Investment Corp.	373,546	3,858,730
Victory Capital Holdings, Inc., Class A	111,529	7,715,576
Virtu Financial, Inc., Class A	381,826	15,811,415
Virtus Investment Partners, Inc.	28,713	3,972,731
Walker & Dunlop, Inc.	154,034	7,087,104
WEX, Inc. *	108,524	16,190,696
World Acceptance Corp. *	26,723	3,604,398
		633,001,242

Food, Beverage & Tobacco 1.7%
B&G Foods, Inc.	2,164,276	11,492,306
Boston Beer Co., Inc., Class A *	43,630	9,894,411
Calavo Growers, Inc.	199,058	5,342,717
Cal-Maine Foods, Inc.	153,726	13,391,072
Coca-Cola Consolidated, Inc.	105,840	21,422,016
Fresh Del Monte Produce, Inc.	517,763	22,227,566
Hain Celestial Group, Inc. *(a)	4,271,644	3,414,752
J&J Snack Foods Corp.	54,031	4,703,939
John B Sanfilippo & Son, Inc.	79,234	6,545,521
Marzetti Co.	55,965	9,197,288
MGP Ingredients, Inc.	110,749	2,104,231
Nomad Foods Ltd.	1,046,999	11,485,579
Pilgrim's Pride Corp.	183,675	7,927,413
Seaboard Corp.	3,879	19,909,743
Seneca Foods Corp., Class A *	48,881	6,793,481
Simply Good Foods Co. *	233,690	3,986,751
Universal Corp.	243,429	13,079,440
		172,918,226

Health Care Equipment & Services 4.1%
Acadia Healthcare Co., Inc. *	740,387	17,354,671
Accendra Health, Inc. *(a)	2,860,755	6,923,027
AdaptHealth Corp. *	1,036,138	9,480,663
SECURITY	NUMBER OF SHARES	VALUE ($)
Addus HomeCare Corp. *	45,739	4,735,359
agilon health, Inc. *	4,584,563	2,701,683
Astrana Health, Inc. *	172,477	3,506,457
Avanos Medical, Inc. *	418,168	5,896,169
BrightSpring Health Services, Inc. *	151,591	6,280,415
Brookdale Senior Living, Inc. *	986,842	15,098,683
Chemed Corp.	39,331	16,126,103
Claritev Corp. *	164,778	2,219,560
Clover Health Investments Corp. *	1,115,874	2,332,177
Concentra Group Holdings Parent, Inc.	810,624	19,422,551
CONMED Corp.	115,087	5,294,002
Cross Country Healthcare, Inc. *	610,321	5,309,793
Dexcom, Inc. *	253,231	18,594,752
Embecta Corp.	587,067	6,023,307
Enhabit, Inc. *	603,516	8,213,853
Enovis Corp. *	368,431	9,383,938
Ensign Group, Inc.	79,035	16,926,926
Envista Holdings Corp. *	881,422	25,746,337
Evolent Health, Inc., Class A *	589,034	1,914,361
Fulgent Genetics, Inc. *	190,789	2,924,795
Globus Medical, Inc., Class A *	135,715	12,955,354
Haemonetics Corp. *	130,835	8,284,472
HealthEquity, Inc. *	65,112	4,980,417
ICU Medical, Inc. *	64,376	9,693,738
Insulet Corp. *	14,520	3,580,777
Integer Holdings Corp. *	79,169	6,862,369
Integra LifeSciences Holdings Corp. *	787,274	8,959,178
Lantheus Holdings, Inc. *	70,546	5,284,601
LivaNova PLC *	107,587	7,595,642
Masimo Corp. *	69,963	12,268,012
Merit Medical Systems, Inc. *	73,486	5,671,649
National HealthCare Corp.	55,927	9,144,064
Neogen Corp. *	772,382	8,673,850
OmniAb, Inc., Class A *(c)	9,356	0
OmniAb, Inc., Class B *(c)	9,356	0
Omnicell, Inc. *	172,864	7,104,710
Option Care Health, Inc. *	483,528	15,695,319
Pediatrix Medical Group, Inc. *	609,695	12,102,446
Penumbra, Inc. *	16,866	5,808,482
Privia Health Group, Inc. *	166,585	3,956,394
RadNet, Inc. *	64,493	4,502,256
Select Medical Holdings Corp.	538,359	8,059,234
Surgery Partners, Inc. *	293,107	4,543,158
Teladoc Health, Inc. *	753,186	3,961,758
Varex Imaging Corp. *	399,929	5,267,065
Veeva Systems, Inc., Class A *	59,580	10,844,156
Waystar Holding Corp. *	85,126	2,183,482
		400,392,165

Household & Personal Products 1.5%
BellRing Brands, Inc. *	85,083	1,564,676
Central Garden & Pet Co. *	51,995	2,037,684
Central Garden & Pet Co., Class A *	355,409	12,275,827
Coty, Inc., Class A *	2,356,839	5,915,666
Edgewell Personal Care Co.	520,352	11,832,804
elf Beauty, Inc. *	43,869	4,038,141
Energizer Holdings, Inc.	458,025	9,888,760
Herbalife Ltd. *	1,563,623	30,521,921
Interparfums, Inc.	35,115	3,538,890
Medifast, Inc. *(a)	569,866	6,000,689
Nu Skin Enterprises, Inc., Class A (a)	1,865,643	15,820,653
Reynolds Consumer Products, Inc.	251,496	6,239,616
Spectrum Brands Holdings, Inc.	316,284	24,790,340
USANA Health Sciences, Inc. *	225,971	4,862,896
WD-40 Co.	19,913	4,743,276
		144,071,839

See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Insurance 1.4%
AMERISAFE, Inc.	98,034	3,189,046
Brighthouse Financial, Inc. *	134,405	8,061,612
CNA Financial Corp.	90,795	4,359,976
Employers Holdings, Inc.	149,124	6,166,277
Erie Indemnity Co., Class A	34,303	9,242,600
Hanover Insurance Group, Inc.	111,286	20,101,590
Horace Mann Educators Corp.	118,908	5,173,687
Kemper Corp.	293,856	9,497,426
Kinsale Capital Group, Inc.	10,302	4,014,380
Mercury General Corp.	89,880	8,141,330
ProAssurance Corp. *	154,418	3,790,962
RLI Corp.	172,128	10,727,017
Safety Insurance Group, Inc.	72,595	5,635,550
Selective Insurance Group, Inc.	170,635	14,340,166
Stewart Information Services Corp.	200,402	14,226,538
White Mountains Insurance Group Ltd.	6,929	15,385,914
		142,054,071

Materials 6.1%
AdvanSix, Inc.	388,403	6,925,226
Ardagh Metal Packaging SA	955,053	4,632,007
Avient Corp.	470,389	19,318,876
Balchem Corp.	43,474	7,887,488
Cabot Corp.	251,707	19,164,971
Clearwater Paper Corp. *	354,611	5,315,619
Coeur Mining, Inc. *	511,303	13,881,877
Compass Minerals International, Inc. *	424,752	10,703,750
Ecovyst, Inc. *	1,094,998	12,340,628
Element Solutions, Inc.	653,581	22,934,157
Ferroglobe PLC	1,098,356	5,612,599
Greif, Inc., Class A	260,633	18,940,200
Hawkins, Inc.	35,304	5,263,826
HB Fuller Co.	276,393	18,164,548
Hecla Mining Co.	928,856	23,137,803
Ingevity Corp. *	239,527	17,253,130
Innospec, Inc.	125,042	9,575,716
Kaiser Aluminum Corp.	112,848	14,686,039
Knife River Corp. *	148,580	13,220,648
Koppers Holdings, Inc.	221,539	8,374,174
LSB Industries, Inc. *	437,198	5,080,241
Magnera Corp. *	259,146	3,355,941
Materion Corp.	74,561	12,157,917
Mativ Holdings, Inc.	947,186	10,267,496
Metallus, Inc. *	451,108	7,668,836
Minerals Technologies, Inc.	209,307	14,781,260
Myers Industries, Inc.	291,654	6,524,300
NewMarket Corp.	20,923	13,098,007
Orion SA	833,860	4,744,663
Quaker Chemical Corp.	61,696	9,071,163
Rayonier Advanced Materials, Inc. *	1,251,198	11,848,845
Royal Gold, Inc.	56,302	16,878,777
Ryerson Holding Corp.	1,184,756	30,993,217
Scotts Miracle-Gro Co.	193,519	13,569,552
Sensient Technologies Corp.	111,343	11,304,655
Silgan Holdings, Inc.	425,958	20,467,282
Southern Copper Corp.	174,058	37,996,754
Stepan Co.	233,263	11,870,754
SunCoke Energy, Inc.	1,115,789	6,359,997
Sylvamo Corp.	277,574	12,851,676
Tredegar Corp. *	423,516	3,887,877
TriMas Corp.	191,146	7,469,986
Trinseo PLC (a)	1,658,138	381,372
Tronox Holdings PLC	3,873,269	28,972,052
Warrior Met Coal, Inc.	300,985	25,053,991
SECURITY	NUMBER OF SHARES	VALUE ($)
Worthington Steel, Inc.	415,095	17,251,348
		601,241,241

Media & Entertainment 3.4%
Advantage Solutions, Inc. *	2,441,045	1,274,958
AMC Networks, Inc., Class A *(a)	1,521,962	12,434,430
Angi, Inc. *	36,201	281,644
Cable One, Inc. *	86,665	8,315,507
Cargurus, Inc. *	195,681	6,007,407
Cars.com, Inc. *	388,294	3,316,031
Cinemark Holdings, Inc.	174,724	4,934,206
Clear Channel Outdoor Holdings, Inc. *	2,927,357	7,025,657
EchoStar Corp., Class A *	399,141	46,112,760
EW Scripps Co., Class A *(a)	3,508,877	14,561,840
Gray Media, Inc. (a)	3,608,936	18,730,378
IAC, Inc. *	281,245	10,777,308
iHeartMedia, Inc., Class A *	4,775,467	15,615,777
John Wiley & Sons, Inc., Class A	254,652	7,899,305
Liberty Broadband Corp., Class C *	135,563	7,403,095
Liberty Media Corp.-Liberty Formula One, Class C *	152,459	13,963,720
Lionsgate Studios Corp. *	129,840	1,168,560
Live Nation Entertainment, Inc. *	35,242	5,714,138
Match Group, Inc.	502,665	15,884,214
New York Times Co., Class A	272,573	21,748,600
Pinterest, Inc., Class A *	335,082	5,739,955
Roku, Inc. *	99,233	9,765,519
Scholastic Corp.	325,009	11,300,563
Shutterstock, Inc.	188,389	3,164,935
Sinclair, Inc.	1,360,124	22,224,426
Snap, Inc., Class A *	796,434	4,149,421
Thryv Holdings, Inc. *	627,926	1,456,788
TKO Group Holdings, Inc.	29,397	6,581,106
Trade Desk, Inc., Class A *	126,863	3,021,877
TripAdvisor, Inc. *	442,773	4,476,435
USA TODAY Co., Inc. *	1,660,561	9,880,338
Warner Music Group Corp., Class A	165,089	4,721,545
Yelp, Inc. *	367,547	8,192,622
Ziff Davis, Inc. *	385,059	10,427,398
ZoomInfo Technologies, Inc. *	615,999	3,825,354
		332,097,817

Pharmaceuticals, Biotechnology & Life Sciences 2.6%
Amneal Pharmaceuticals, Inc. *	402,348	5,556,426
Azenta, Inc. *	128,166	3,457,919
BioMarin Pharmaceutical, Inc. *	238,156	14,701,370
Bio-Rad Laboratories, Inc., Class A *	61,175	17,033,567
Bio-Techne Corp.	195,960	11,561,640
Bruker Corp.	317,889	12,750,528
Collegium Pharmaceutical, Inc. *	92,320	3,846,974
Corcept Therapeutics, Inc. *	76,036	2,714,485
Emergent BioSolutions, Inc. *	992,477	8,088,688
Exact Sciences Corp. *	109,177	11,286,718
Exelixis, Inc. *	365,960	16,124,198
Fortrea Holdings, Inc. *	1,880,996	20,164,277
Halozyme Therapeutics, Inc. *	117,010	8,135,705
Incyte Corp. *	267,313	27,070,788
Innoviva, Inc. *	262,666	6,030,811
Ironwood Pharmaceuticals, Inc. *	3,118,051	10,663,734
Medpace Holdings, Inc. *	14,002	6,325,544
Myriad Genetics, Inc. *	507,158	2,337,998
Neurocrine Biosciences, Inc. *	91,610	12,115,422
Pacira BioSciences, Inc. *	154,653	3,388,447
Prestige Consumer Healthcare, Inc. *	130,341	9,032,631
Repligen Corp. *	37,710	4,854,408
Royalty Pharma PLC, Class A	516,299	23,858,177
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sotera Health Co. *	269,706	4,382,723
Supernus Pharmaceuticals, Inc. *	113,557	6,214,975
		251,698,153

Real Estate Management & Development 1.4%
Compass, Inc., Class A *	6,325,627	61,674,863
CoStar Group, Inc. *	237,246	10,588,289
eXp World Holdings, Inc.	1,130,457	7,879,285
Kennedy-Wilson Holdings, Inc.	728,755	7,928,854
Marcus & Millichap, Inc.	141,582	3,739,181
Newmark Group, Inc., Class A	416,541	6,048,175
Opendoor Technologies, Inc. *	5,810,321	31,491,940
Zillow Group, Inc., Class C *	204,998	9,147,011
		138,497,598

Semiconductors & Semiconductor Equipment 4.0%
Allegro MicroSystems, Inc. *	187,573	6,840,787
Alpha & Omega Semiconductor Ltd. *	137,820	2,895,598
Amkor Technology, Inc.	775,641	37,091,153
Axcelis Technologies, Inc. *	92,999	7,682,647
Cirrus Logic, Inc. *	156,750	22,120,560
Cohu, Inc. *	274,150	8,279,330
Diodes, Inc. *	299,763	20,452,829
Enphase Energy, Inc. *	310,617	13,129,781
Entegris, Inc.	216,769	28,711,054
FormFactor, Inc. *	174,526	17,257,131
GLOBALFOUNDRIES, Inc. *	280,742	13,349,282
Ichor Holdings Ltd. *	252,925	12,026,584
Lattice Semiconductor Corp. *	105,172	10,056,547
MACOM Technology Solutions Holdings, Inc. *	29,663	7,359,983
MaxLinear, Inc. *	312,596	5,448,548
MKS, Inc.	185,195	45,272,770
Monolithic Power Systems, Inc.	20,109	22,979,359
Onto Innovation, Inc. *	62,511	13,495,500
Penguin Solutions, Inc. *	200,413	4,164,582
Photronics, Inc. *	329,674	12,339,698
Power Integrations, Inc.	181,145	8,680,468
Rambus, Inc. *	75,062	7,480,679
Semtech Corp. *	76,285	6,882,433
Silicon Laboratories, Inc. *	103,107	21,088,475
Synaptics, Inc. *	135,259	11,018,198
Ultra Clean Holdings, Inc. *	315,582	19,149,516
Universal Display Corp.	55,992	5,973,786
		391,227,278

Software & Services 2.5%
ACI Worldwide, Inc. *	217,042	8,612,227
Alarm.com Holdings, Inc. *	72,191	3,454,339
AppLovin Corp., Class A *	22,387	9,733,196
Blackbaud, Inc. *	76,323	3,704,719
CCC Intelligent Solutions Holdings, Inc. *	554,139	3,230,630
Commvault Systems, Inc. *	43,700	3,717,996
Consensus Cloud Solutions, Inc. *	133,929	4,028,584
Crowdstrike Holdings, Inc., Class A *	9,688	3,603,742
Datadog, Inc., Class A *	25,049	2,804,486
DigitalOcean Holdings, Inc. *	93,258	5,228,044
Docusign, Inc. *	50,242	2,264,407
Dolby Laboratories, Inc., Class A	182,102	12,122,530
Dropbox, Inc., Class A *	514,083	12,846,934
Dynatrace, Inc. *	106,470	3,824,402
Fair Isaac Corp. *	10,259	14,458,624
Globant SA *	104,508	5,200,318
Guidewire Software, Inc. *	34,006	4,941,752
SECURITY	NUMBER OF SHARES	VALUE ($)
HubSpot, Inc. *	6,930	1,833,054
InterDigital, Inc.	27,562	10,102,300
LiveRamp Holdings, Inc. *	217,820	5,918,170
Manhattan Associates, Inc. *	42,326	5,732,210
NCR Voyix Corp. *	969,069	7,403,687
Okta, Inc. *	73,048	5,295,980
Palantir Technologies, Inc., Class A *	48,520	6,656,459
Progress Software Corp. *	109,074	4,568,019
PTC, Inc. *	69,947	10,953,001
Qualys, Inc. *	50,124	4,634,966
Snowflake, Inc., Class A *	27,415	4,616,960
SPS Commerce, Inc. *	33,008	1,865,282
Teradata Corp. *	527,291	16,604,394
Twilio, Inc., Class A *	123,476	14,935,657
Tyler Technologies, Inc. *	19,919	7,065,070
Unisys Corp. *	1,004,652	2,441,304
Unity Software, Inc. *	353,279	6,440,276
VeriSign, Inc.	70,439	16,055,866
Workday, Inc., Class A *	69,876	9,346,614
		246,246,199

Technology Hardware & Equipment 6.1%
Advanced Energy Industries, Inc.	68,916	23,126,142
Badger Meter, Inc.	24,704	3,765,631
Belden, Inc.	103,769	14,870,098
Benchmark Electronics, Inc.	275,374	15,919,371
Calix, Inc. *	96,061	4,973,078
Cognex Corp.	393,007	21,379,581
Coherent Corp. *	173,585	44,946,364
Crane NXT Co.	109,311	5,278,628
CTS Corp.	107,874	5,680,645
ePlus, Inc.	127,046	10,247,530
Ingram Micro Holding Corp.	330,554	6,839,162
IPG Photonics Corp. *	153,435	20,187,443
Itron, Inc. *	99,668	9,363,809
Kimball Electronics, Inc. *	261,996	6,547,280
Knowles Corp. *	360,404	9,792,177
Littelfuse, Inc.	72,193	25,445,145
Lumentum Holdings, Inc. *	151,896	106,465,425
Methode Electronics, Inc.	902,734	7,637,130
NETGEAR, Inc. *	190,509	3,928,296
NetScout Systems, Inc. *	356,667	10,418,243
Novanta, Inc. *	40,016	5,379,351
OSI Systems, Inc. *	30,366	8,660,383
PC Connection, Inc.	111,810	6,814,819
Plexus Corp. *	104,726	20,330,458
Pure Storage, Inc., Class A *	105,499	6,775,146
Rogers Corp. *	94,439	10,183,357
ScanSource, Inc. *	275,549	10,134,692
Super Micro Computer, Inc. *	458,547	14,852,337
TTM Technologies, Inc. *	327,548	34,143,604
Viasat, Inc. *	1,012,664	46,359,758
Viavi Solutions, Inc. *	723,453	21,493,789
Vistance Networks, Inc. *	2,190,940	38,494,816
Vontier Corp.	435,333	17,813,826
		598,247,514

Telecommunication Services 0.5%
Array Digital Infrastructure, Inc.	67,515	3,290,006
Cogent Communications Holdings, Inc.	188,424	3,534,834
GCI Liberty, Inc., Class C *	10,675	420,062
IDT Corp., Class B	68,296	3,479,681
IHS Holding Ltd. *	1,121,436	8,971,488
Iridium Communications, Inc.	392,116	9,391,178
Shenandoah Telecommunications Co.	336,765	4,590,107
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Uniti Group, Inc.	1,635,468	11,971,626
		45,648,982

Transportation 3.0%
Allegiant Travel Co. *	115,898	11,838,981
American Airlines Group, Inc. *	1,342,437	17,545,652
ArcBest Corp.	246,837	25,340,286
Covenant Logistics Group, Inc., Class A	146,638	4,317,023
Forward Air Corp. *	227,852	5,762,377
Genco Shipping & Trading Ltd.	370,580	8,912,449
Global Ship Lease, Inc., Class A	199,251	8,185,231
Heartland Express, Inc.	435,794	4,806,808
JetBlue Airways Corp. *	2,414,194	13,374,635
Kirby Corp. *	158,831	20,616,264
Marten Transport Ltd.	550,928	7,487,111
RXO, Inc. *	783,279	12,501,133
Saia, Inc. *	61,894	25,091,209
Schneider National, Inc., Class B	347,482	9,861,539
SkyWest, Inc. *	150,106	15,623,032
Southwest Airlines Co.	474,571	23,377,367
Sun Country Airlines Holdings, Inc. *	263,774	5,191,072
United Airlines Holdings, Inc. *	178,599	18,985,074
Werner Enterprises, Inc.	716,457	25,140,476
XPO, Inc. *	143,172	30,133,411
		294,091,130

Utilities 3.0%
American States Water Co.	71,928	5,360,794
Avista Corp.	353,847	14,373,265
Black Hills Corp.	304,945	22,462,249
California Water Service Group	139,764	6,300,561
Chesapeake Utilities Corp.	41,304	5,616,105
Clearway Energy, Inc., Class C	282,127	10,808,285
H2O America	98,507	5,298,692
Hawaiian Electric Industries, Inc. *	1,509,006	23,374,503
IDACORP, Inc.	127,334	18,332,276
MDU Resources Group, Inc.	668,786	13,830,494
MGE Energy, Inc.	75,431	6,186,851
New Jersey Resources Corp.	309,802	16,803,660
Northwest Natural Holding Co.	176,368	9,354,559
Northwestern Energy Group, Inc.	245,515	17,176,229
ONE Gas, Inc.	215,692	18,860,108
Ormat Technologies, Inc.	103,944	10,778,993
Otter Tail Corp.	131,990	11,232,349
Southwest Gas Holdings, Inc.	259,141	22,848,462
SECURITY	NUMBER OF SHARES	VALUE ($)
Spire, Inc.	208,857	19,133,390
Talen Energy Corp. *	32,970	12,230,881
TXNM Energy, Inc.	292,360	17,255,087
Unitil Corp.	70,721	3,699,416
		291,317,209
Total Common Stocks (Cost $7,990,273,846)		9,817,801,001

SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (d)	8,024,142	8,024,142
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (d)(e)	33,165,162	33,165,162
		41,189,304
Total Short-Term Investments (Cost $41,189,304)		41,189,304
Total Investments in Securities (Cost $8,031,463,150)		9,858,990,305

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 03/20/26	71	9,353,185	(82,025)

*	Non-income producing security.
(a)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $32,253,647.
(c)	Fair valued using significant unobservable inputs.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended February 28, 2026. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at February 28, 2025, and/or Value and Balance of Shares Held at February 28, 2026, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 2/28/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 2/28/26	BALANCE OF SHARES HELD AT 2/28/26	DIVIDENDS RECEIVED
COMMON STOCKS 1.1% OF NET ASSETS

Capital Goods 0.1%
JELD-WEN Holding, Inc.(a),*	$—	$8,637,857	($1,436,838 )	($317,176 )	($7,994,972 )	$6,188,900	3,157,602	$—

See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	VALUE AT 2/28/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 2/28/26	BALANCE OF SHARES HELD AT 2/28/26	DIVIDENDS RECEIVED
Commercial & Professional Services 0.0%
TrueBlue, Inc.(a),*	$—	$8,162,567	($429,581 )	($15,684 )	($2,544,818 )	$6,182,471	1,461,577	$—

Consumer Durables & Apparel 0.1%
Oxford Industries, Inc.(a)	—	4,445,230	(904,113)	(120,086)	(2,235,830)	6,864,668	173,394	369,719

Consumer Services 0.0%
Cracker Barrel Old Country Store, Inc.(b)	16,173,738	4,137,880	(7,478,302)	(7,028,990)	3,795,329	—	—	327,565

Equity Real Estate Investment Trusts (REITs) 0.1%
Service Properties Trust(a)	—	4,585,149	(2,230,274)	(1,154,138)	(2,129,994)	12,055,917	5,241,703	202,699

Food, Beverage & Tobacco 0.0%
Hain Celestial Group, Inc.(a),*	—	7,243,363	(441,934)	(76,986)	(4,372,303)	3,414,752	4,271,644	—

Health Care Equipment & Services 0.1%
Accendra Health, Inc.(a),*	—	10,776,515	(2,070,135)	(880,673)	(13,438,800)	6,923,027	2,860,755	—

Household & Personal Products 0.2%
Medifast, Inc.(a),*	—	7,844,171	(438,551)	(19,483)	(1,749,287)	6,000,689	569,866	—
Nu Skin Enterprises, Inc., Class A(a)	—	16,837,868	(1,158,742)	91,299	(1,699,450)	15,820,653	1,865,643	289,648
						21,821,342

Materials 0.0%
Trinseo PLC(a)	—	3,280,231	(902,985)	(84,111)	(4,052,962)	381,372	1,658,138	8,216

Media & Entertainment 0.5%
AMC Networks, Inc., Class A(a),*	—	10,547,565	(681,072)	57,707	436,271	12,434,430	1,521,962	—
EW Scripps Co., Class A(a),*	—	12,224,385	(768,003)	55,338	2,731,008	14,561,840	3,508,877	—
Gray Media, Inc.(a)	—	17,252,772	(1,122,223)	46,201	1,085,968	18,730,378	3,608,936	471,587
						45,726,648
Total	$16,173,738	$115,975,553	($20,062,753 )	($9,446,782 )	($32,169,840 )	$109,559,097		$1,669,434

(a)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $32,253,647.
*	Non-income producing security.

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$9,417,408,836	$—	$—	$9,417,408,836
Health Care Equipment & Services	400,392,165	—	0 *	400,392,165
Short-Term Investments[1]	41,189,304	—	—	41,189,304
Liabilities
Futures Contracts[2]	(82,025)	—	—	(82,025)
Total	$9,858,908,280	$—	$0	$9,858,908,280

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Statement of Assets and Liabilities

As of February 28, 2026
Assets
Investments in securities, at value - affiliated issuers (cost $185,978,267)		$109,559,097
Investments in securities, at value - unaffiliated issuers (cost $7,845,484,883) including securities on loan of $32,253,647		9,749,431,208
Deposit with broker for futures contracts		1,980,702
Receivables:
Dividends		7,079,690
Income from securities on loan		34,870
Foreign tax reclaims	+	457
Total assets		9,868,086,024

Liabilities
Collateral held for securities on loan		33,165,162
Payables:
Investments bought		6,357,622
Management fees		1,881,467
Variation margin on futures contracts	+	243,753
Total liabilities		41,648,004
Net assets		$9,826,438,020

Net Assets by Source
Capital received from investors		$9,491,754,239
Total distributable earnings	+	334,683,781
Net assets		$9,826,438,020

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$9,826,438,020		285,700,000		$34.39

See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Statement of Operations

For the period March 1, 2025 through February 28, 2026
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $29,972)		$135,891,286
Dividends received from securities - affiliated issuers		1,669,434
Other Interest		57,380
Securities on loan, net	+	1,202,958
Total investment income		138,821,058

Expenses
Management fees		21,849,389
Total expenses	–	21,849,389
Net investment income		116,971,669

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(9,549,139)
Net realized losses on sales of securities - unaffiliated issuers		(241,100,530)
Net realized gains on sales of in-kind redemptions - affiliated issuers		102,357
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		1,072,444,800
Net realized gains on futures contracts	+	2,146,566
Net realized gains		824,044,054
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(32,169,840)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		656,980,053
Net change in unrealized appreciation (depreciation) on futures contracts	+	404,067
Net change in unrealized appreciation (depreciation)		625,214,280
Net realized and unrealized gains		1,449,258,334
Increase in net assets resulting from operations		$1,566,230,003
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	3/1/25-2/28/26		3/1/24-2/28/25
Net investment income		$116,971,669	$117,890,554
Net realized gains		824,044,054	139,412,957
Net change in unrealized appreciation (depreciation)	+	625,214,280	309,962,717
Increase in net assets resulting from operations		$1,566,230,003	$567,266,228

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($111,205,320 )	($137,775,070 )

TRANSACTIONS IN FUND SHARES[1]
	3/1/25-2/28/26			3/1/24-2/28/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		65,550,000	$1,912,229,859	69,800,000	$1,987,701,631
Shares redeemed	+	(91,800,000)	(2,622,682,120)	(45,850,000)	(1,293,604,949)
Net transactions in fund shares		(26,250,000)	($710,452,261 )	23,950,000	$694,096,682

SHARES OUTSTANDING AND NET ASSETS[1]
	3/1/25-2/28/26			3/1/24-2/28/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		311,950,000	$9,081,865,598	288,000,000	$7,958,277,758
Total increase (decrease)	+	(26,250,000)	744,572,422	23,950,000	1,123,587,840
End of period		285,700,000	$9,826,438,020	311,950,000	$9,081,865,598

[1]
For the period ended February 28, 2025, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values.

See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/25– 2/28/26	3/1/24– 2/28/25	3/1/23– 2/29/24	3/1/22– 2/28/23	3/1/21– 2/28/22
Per-Share Data
Net asset value at beginning of period	$35.53	$34.11	$30.98	$32.25	$30.94
Income (loss) from investment operations:
Net investment income (loss)[1]	1.26	1.15	1.06	1.03	1.04
Net realized and unrealized gains (losses)	17.61	1.60	3.22	(1.40)	1.42
Total from investment operations	18.87	2.75	4.28	(0.37)	2.46
Less distributions:
Distributions from net investment income	(1.55)	(1.33)	(1.15)	(0.90)	(1.15)
Net asset value at end of period	$52.85	$35.53	$34.11	$30.98	$32.25
Total return	54.06%	8.24%	14.06%	(0.91%)	7.95%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%	0.25%	0.25%	0.25%[2]	0.25%
Net investment income (loss)	2.99%	3.24%	3.31%	3.50%	3.16%
Portfolio turnover rate[3]	11%	12%	11%	15%	15%
Net assets, end of period (x 1,000,000)	$23,376	$14,103	$12,251	$9,343	$7,382

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Portfolio Holdings  as of February 28, 2026

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.1% OF NET ASSETS

Australia 4.6%
AGL Energy Ltd.	1,387,321	9,777,991
Ampol Ltd.	599,762	12,040,435
ANZ Group Holdings Ltd.	2,059,939	58,779,357
APA Group	1,016,243	6,662,877
Aristocrat Leisure Ltd.	170,839	5,853,665
Aurizon Holdings Ltd.	3,393,017	10,034,842
BHP Group Ltd.	6,357,968	264,656,122
BlueScope Steel Ltd.	1,026,633	20,485,646
Brambles Ltd.	743,243	13,284,180
Coles Group Ltd.	1,202,445	17,618,330
Commonwealth Bank of Australia	557,978	69,436,442
Computershare Ltd.	167,759	3,704,962
CSL Ltd.	155,661	16,280,357
Downer EDI Ltd.	1,355,147	8,295,756
Dyno Nobel Ltd.	2,451,053	5,799,188
Endeavour Group Ltd.	2,361,374	6,579,879
Fortescue Ltd.	2,562,584	38,606,417
Goodman Group	206,834	4,265,764
Insurance Australia Group Ltd.	1,226,481	5,821,186
JB Hi-Fi Ltd.	102,010	5,970,641
Lendlease Corp. Ltd.	1,412,500	4,227,797
Macquarie Group Ltd.	141,625	21,546,340
Medibank Pvt Ltd.	2,170,529	6,775,106
Metcash Ltd.	2,437,488	5,732,352
Mineral Resources Ltd. *	211,856	9,206,713
National Australia Bank Ltd.	1,527,480	53,361,157
Northern Star Resources Ltd.	398,840	8,606,587
Orica Ltd.	407,230	7,086,990
Origin Energy Ltd.	1,187,380	10,281,167
QBE Insurance Group Ltd.	796,411	12,333,132
Ramsay Health Care Ltd.	254,302	7,805,506
Rio Tinto Ltd.	591,670	70,555,319
Santos Ltd.	3,524,957	16,981,534
Scentre Group	2,139,996	5,825,762
Sonic Healthcare Ltd.	625,386	10,620,589
South32 Ltd.	6,623,030	21,711,556
Stockland	1,537,322	5,598,377
Suncorp Group Ltd.	729,481	7,605,622
Telstra Group Ltd.	3,779,420	13,951,835
Transurban Group	1,042,991	10,658,746
Viva Energy Group Ltd.	3,241,537	4,088,845
Wesfarmers Ltd.	548,833	31,141,447
Westpac Banking Corp.	1,889,023	57,267,883
Whitehaven Coal Ltd.	1,959,205	10,904,539
Woodside Energy Group Ltd.	2,061,722	41,595,503
Woolworths Group Ltd.	1,224,040	31,403,244
Worley Ltd.	826,041	6,675,612
		1,077,503,297

Austria 0.4%
ams-OSRAM AG *	499,309	5,560,863
BAWAG Group AG	45,462	7,085,363
Erste Group Bank AG	169,048	20,099,218
OMV AG	439,018	28,405,507
Raiffeisen Bank International AG	218,084	10,881,605
voestalpine AG	346,477	19,857,010
Wienerberger AG	161,134	5,288,977
		97,178,543

SECURITY	NUMBER OF SHARES	VALUE ($)
Belgium 0.6%
Ageas SA	135,077	10,031,635
Anheuser-Busch InBev SA	786,784	63,930,758
KBC Group NV	148,103	20,074,531
Proximus SADP	673,594	5,555,259
Syensqo SA	107,511	6,140,004
UCB SA	31,533	9,393,387
Umicore SA	1,015,302	21,601,787
		136,727,361

Canada 8.1%
Agnico Eagle Mines Ltd.	111,349	27,973,390
Algonquin Power & Utilities Corp.	945,457	6,613,381
Alimentation Couche-Tard, Inc.	916,530	55,629,544
AltaGas Ltd.	277,509	9,433,088
ARC Resources Ltd.	568,953	10,554,321
Atco Ltd., Class I	154,841	7,363,704
B2Gold Corp.	1,678,901	10,315,790
Bank of Montreal	374,693	53,932,605
Bank of Nova Scotia	1,036,048	78,608,532
Barrick Mining Corp.	1,345,769	68,292,461
Bausch Health Cos., Inc. *	1,277,325	7,576,756
BCE, Inc.	897,884	23,601,673
Brookfield Corp.	811,526	35,594,446
Canadian Imperial Bank of Commerce	538,153	54,369,690
Canadian National Railway Co.	327,423	36,747,911
Canadian Natural Resources Ltd.	2,253,673	98,600,776
Canadian Pacific Kansas City Ltd.	273,716	23,970,846
Canadian Tire Corp. Ltd., Class A	103,809	14,563,021
Capital Power Corp.	103,181	4,844,139
CCL Industries, Inc., Class B	97,835	6,806,163
Cenovus Energy, Inc.	2,869,030	63,929,187
CGI, Inc.	150,693	11,022,571
Constellation Software, Inc.	2,096	3,873,816
Dollarama, Inc.	47,887	7,051,118
Element Fleet Management Corp.	177,338	4,224,593
Emera, Inc.	208,925	10,871,729
Empire Co. Ltd., Class A	265,607	9,421,906
Enbridge, Inc.	1,529,538	81,274,054
Fairfax Financial Holdings Ltd.	12,812	22,054,752
Finning International, Inc.	164,471	11,089,748
First Quantum Minerals Ltd. *	630,443	18,878,390
Fortis, Inc.	328,067	18,875,549
Franco-Nevada Corp.	27,122	7,581,472
George Weston Ltd.	197,664	14,510,481
Gildan Activewear, Inc.	115,053	7,842,855
Great-West Lifeco, Inc. (a)	152,645	7,375,668
Hydro One Ltd.	170,526	7,329,423
iA Financial Corp., Inc.	60,849	6,921,220
Imperial Oil Ltd.	193,898	22,683,159
Intact Financial Corp.	72,732	14,044,046
Keyera Corp.	194,355	7,418,793
Kinross Gold Corp.	773,142	28,582,190
Linamar Corp.	104,191	7,181,872
Loblaw Cos. Ltd.	462,859	21,455,399
Lundin Mining Corp.	493,026	15,710,606
Magna International, Inc. (a)	884,103	55,755,178
Manulife Financial Corp.	987,603	35,170,934
Methanex Corp.	123,715	6,242,671
Metro, Inc.	210,614	15,008,670
National Bank of Canada	165,379	23,084,064
Nutrien Ltd.	952,178	71,623,669
Open Text Corp.	216,448	5,362,597
Pembina Pipeline Corp.	456,546	20,068,140
Power Corp. of Canada	388,588	19,522,711
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Quebecor, Inc., Class B	173,721	7,185,249
Restaurant Brands International, Inc.	149,003	10,691,376
Rogers Communications, Inc., Class B	580,872	23,186,327
Royal Bank of Canada	641,229	107,229,606
Saputo, Inc.	336,173	10,732,098
Shopify, Inc., Class A *	33,646	4,062,387
Sun Life Financial, Inc.	304,138	19,936,164
Suncor Energy, Inc.	1,902,042	107,454,879
TC Energy Corp.	583,947	37,528,287
Teck Resources Ltd., Class B	615,160	36,133,349
TELUS Corp.	752,393	10,316,200
TFI International, Inc.	78,545	9,385,547
Thomson Reuters Corp.	41,002	3,948,229
Toromont Industries Ltd.	48,368	7,507,795
Toronto-Dominion Bank	1,071,347	104,381,412
Tourmaline Oil Corp.	272,441	12,792,552
Vermilion Energy, Inc.	563,116	6,048,795
Waste Connections, Inc.	66,392	11,426,619
West Fraser Timber Co. Ltd.	197,288	13,099,975
Wheaton Precious Metals Corp.	45,357	7,391,942
Whitecap Resources, Inc.	1,444,377	14,424,178
WSP Global, Inc.	44,916	7,609,884
		1,890,908,318

China 0.1%
China Gas Holdings Ltd.	5,866,033	6,074,400
Kingboard Holdings Ltd.	1,896,023	9,821,705
SITC International Holdings Co. Ltd.	1,456,052	6,213,511
		22,109,616

Denmark 0.8%
AP Moller - Maersk AS, Class A	10,762	26,360,778
AP Moller - Maersk AS, Class B (a)	15,522	38,449,328
Carlsberg AS, Class B	85,382	13,266,053
Coloplast AS, Class B	47,049	3,628,305
Danske Bank AS	277,078	14,453,769
DSV AS	97,543	25,210,426
Genmab AS *	18,565	5,423,104
ISS AS	168,227	5,981,523
Novo Nordisk AS, Class B	876,163	32,939,187
Novonesis Novozymes B, Class B	82,640	4,903,812
Orsted AS *	354,039	8,392,201
Pandora AS	42,012	3,319,532
Vestas Wind Systems AS	458,185	11,762,350
		194,090,368

Finland 1.1%
Elisa OYJ	113,222	5,807,113
Fortum OYJ	596,008	13,940,432
Kesko OYJ, B Shares	360,682	8,883,384
Kone OYJ, B Shares	174,680	13,203,787
Metso OYJ	342,419	7,158,029
Neste OYJ	1,301,852	32,555,715
Nokia OYJ	5,704,786	43,673,905
Nordea Bank Abp	2,491,898	48,398,938
Outokumpu OYJ	1,936,987	13,093,081
Sampo OYJ, A Shares	1,585,116	17,570,082
Stora Enso OYJ, R Shares	1,096,389	14,893,301
UPM-Kymmene OYJ	692,767	22,068,296
Wartsila OYJ Abp	213,017	9,280,691
		250,526,754

SECURITY	NUMBER OF SHARES	VALUE ($)
France 7.6%
Accor SA	86,566	5,034,791
Air Liquide SA	261,680	55,070,037
Alstom SA *	385,903	12,889,936
Arkema SA	158,358	11,582,998
AXA SA	1,222,984	59,867,309
Ayvens SA	654,717	8,348,665
BNP Paribas SA	1,005,627	113,391,359
Bollore SE	742,064	4,342,225
Bouygues SA	299,965	18,657,610
Bureau Veritas SA	163,183	5,668,358
Capgemini SE	150,723	19,032,682
Carrefour SA	2,399,844	45,463,451
Cie de Saint-Gobain SA	408,698	41,615,098
Cie Generale des Etablissements Michelin SCA	1,097,057	44,558,165
Credit Agricole SA	578,190	12,823,939
Danone SA	450,979	38,678,695
Dassault Systemes SE	165,342	3,621,319
Eiffage SA	153,630	26,519,362
Elis SA	161,997	5,194,890
Emeis SA *	363,972	6,609,429
Engie SA	2,099,619	71,718,070
EssilorLuxottica SA	95,555	25,407,473
Forvia SE *	1,060,287	15,122,724
Hermes International SCA	3,406	8,239,982
Kering SA	86,633	29,244,027
Legrand SA	107,810	19,583,766
L'Oreal SA	94,914	44,534,625
LVMH Moet Hennessy Louis Vuitton SE	120,670	77,520,703
Orange SA	4,207,945	90,373,774
Pernod Ricard SA	171,388	15,836,526
Publicis Groupe SA	147,884	13,168,836
Renault SA	611,313	23,176,273
Rexel SA	509,635	22,185,644
Rubis SCA	157,737	6,823,838
Safran SA	67,177	26,967,407
Sanofi SA	923,895	89,667,301
Schneider Electric SE	197,840	64,634,282
SCOR SE	219,652	8,013,704
SEB SA	58,768	3,618,553
Societe Generale SA	889,786	77,595,142
Sodexo SA	89,459	4,900,966
Teleperformance SE	107,236	6,518,067
Thales SA	33,350	10,037,033
TotalEnergies SE	4,357,289	346,132,208
Unibail-Rodamco-Westfield *	77,877	9,760,428
Valeo SE	958,162	13,903,703
Veolia Environnement SA	764,628	32,464,562
Vinci SA	427,209	70,995,114
Worldline SA *(a)	1,141,787	2,109,115
		1,769,224,164

Germany 6.9%
adidas AG	107,613	20,100,686
Allianz SE	219,508	99,055,980
Aumovio SE *	90,807	4,535,230
Aurubis AG	67,440	13,759,447
BASF SE	1,921,124	110,464,829
Bayer AG	2,943,977	146,024,846
Bayerische Motoren Werke AG	759,758	80,249,778
Beiersdorf AG	42,675	5,424,094
BioNTech SE, ADR *	212,116	23,381,547
Brenntag SE	187,053	11,550,640
Commerzbank AG	392,501	16,057,712
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Continental AG	214,022	18,477,119
Daimler Truck Holding AG	499,820	25,393,621
Deutsche Bank AG	970,214	34,703,890
Deutsche Boerse AG	42,000	11,524,579
Deutsche Lufthansa AG	1,445,200	15,507,291
Deutsche Post AG	1,500,419	88,754,411
Deutsche Telekom AG	3,872,094	155,852,064
E.ON SE	2,206,302	51,266,033
Evonik Industries AG	591,075	10,321,681
Freenet AG	130,448	4,263,273
Fresenius Medical Care AG	379,460	17,674,725
Fresenius SE & Co. KGaA	627,934	37,737,354
FUCHS SE	37,961	1,380,473
GEA Group AG	82,386	6,410,302
Hannover Rueck SE	22,316	6,792,645
Hapag-Lloyd AG (a)	65,314	10,079,095
Heidelberg Materials AG	103,053	23,063,440
Henkel AG & Co. KGaA	71,364	6,466,916
Infineon Technologies AG	565,304	30,586,107
K&S AG	438,724	7,764,843
KION Group AG	115,735	7,925,604
Lanxess AG	291,496	6,580,519
Mercedes-Benz Group AG	2,288,669	159,431,695
Merck KGaA	81,290	12,314,122
MTU Aero Engines AG	12,408	5,353,157
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	59,924	39,309,969
Puma SE	216,486	6,073,177
Rheinmetall AG	4,269	8,384,721
RWE AG	341,159	21,969,068
SAP SE	211,950	42,782,641
Schaeffler AG	866,458	10,598,562
Siemens AG	340,427	99,440,513
Siemens Energy AG	134,941	26,519,626
Siemens Healthineers AG	129,146	6,425,622
Symrise AG	61,614	5,643,764
thyssenkrupp AG	2,022,165	25,176,934
Tkms AG& Co. KGaA *	102,297	11,589,042
Volkswagen AG	149,404	17,957,657
Vonovia SE	300,969	10,195,111
Zalando SE *	174,370	4,271,983
		1,622,568,138

Hong Kong 1.0%
AIA Group Ltd.	5,951,416	66,041,038
CK Asset Holdings Ltd.	2,430,564	15,468,059
CLP Holdings Ltd.	1,798,634	17,061,632
HKT Trust & HKT Ltd.	3,227,588	5,091,750
Hong Kong & China Gas Co. Ltd.	7,572,221	7,366,850
Hong Kong Exchanges & Clearing Ltd.	131,424	7,039,836
Link REIT	1,294,283	6,413,379
New World Development Co. Ltd. *(a)	10,510,569	14,592,507
Pacific Basin Shipping Ltd.	20,193,459	8,932,246
Sun Hung Kai Properties Ltd.	1,093,663	20,413,160
Swire Pacific Ltd., A Shares	576,768	6,204,819
Swire Pacific Ltd., B Shares	1,774,552	3,137,507
Techtronic Industries Co. Ltd.	820,697	13,387,743
WH Group Ltd.	21,236,090	26,714,283
Yue Yuen Industrial Holdings Ltd.	2,586,466	6,146,955
		224,011,764

Indonesia 0.1%
Jardine Matheson Holdings Ltd.	242,357	19,994,453

SECURITY	NUMBER OF SHARES	VALUE ($)
Ireland 0.9%
AIB Group PLC	744,587	7,780,336
Allegion PLC	35,086	5,654,109
Bank of Ireland Group PLC	470,153	9,178,740
DCC PLC	219,988	15,335,296
ICON PLC *	46,004	4,974,873
James Hardie Industries PLC, CDI *	265,856	6,483,401
Kerry Group PLC, Class A	101,195	8,996,917
Kingspan Group PLC	84,410	8,406,566
Medtronic PLC	844,489	82,472,796
Perrigo Co. PLC	279,429	3,694,051
Ryanair Holdings PLC	364,426	11,798,219
Smurfit WestRock PLC (b)	77,595	3,604,344
Smurfit WestRock PLC (b)	350,457	16,474,984
Trane Technologies PLC	43,501	20,111,382
		204,966,014

Isle Of Man 0.0%
Entain PLC	602,111	4,654,669

Israel 0.6%
Bank Hapoalim BM	619,287	15,601,920
Bank Leumi Le-Israel BM	678,042	16,385,808
Check Point Software Technologies Ltd. *	31,036	4,719,644
ICL Group Ltd.	1,247,370	5,892,022
Israel Discount Bank Ltd., A Shares	653,501	7,901,581
Mizrahi Tefahot Bank Ltd.	74,685	5,588,244
Oil Refineries Ltd.	15,737,667	5,124,837
Teva Pharmaceutical Industries Ltd., ADR *	1,043,139	35,320,687
ZIM Integrated Shipping Services Ltd. (a)	1,231,467	35,503,194
		132,037,937

Italy 2.0%
A2A SpA	2,090,678	6,119,322
Banco BPM SpA	505,177	7,476,659
BPER Banca SpA	525,339	7,449,417
Enel SpA	8,286,385	99,735,415
Eni SpA	5,039,294	116,951,152
Generali	860,350	36,731,888
Intesa Sanpaolo SpA	6,758,033	46,558,699
Leonardo SpA	133,934	8,982,120
Moncler SpA	85,149	5,875,292
Poste Italiane SpA	257,826	6,925,446
Prysmian SpA	129,067	15,619,918
Snam SpA	1,291,984	10,052,688
Telecom Italia SpA *	34,398,020	25,838,469
Terna - Rete Elettrica Nazionale	698,066	8,406,909
UniCredit SpA	783,610	66,994,350
Unipol Assicurazioni SpA	284,075	7,097,221
		476,814,965

Japan 23.8%
Advantest Corp.	105,920	18,215,866
Aeon Co. Ltd.	1,826,282	26,044,624
AGC, Inc.	563,720	25,022,127
Air Water, Inc.	416,736	5,790,929
Aisin Corp.	1,412,055	25,138,875
Ajinomoto Co., Inc.	528,737	16,824,758
Alfresa Holdings Corp.	684,197	11,740,360
Alps Alpine Co. Ltd.	524,273	7,872,910
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Amada Co. Ltd.	409,499	6,826,076
ANA Holdings, Inc.	353,868	7,713,132
Asahi Group Holdings Ltd.	1,830,930	19,930,604
Asahi Kasei Corp.	3,096,907	36,587,638
Astellas Pharma, Inc.	1,982,991	33,042,441
Bandai Namco Holdings, Inc.	324,205	8,812,977
Bridgestone Corp.	1,779,580	43,268,443
Brother Industries Ltd.	527,877	10,927,772
Canon, Inc.	1,006,279	30,692,718
Central Japan Railway Co.	762,104	22,493,356
Chubu Electric Power Co., Inc.	1,748,502	29,538,344
Chugai Pharmaceutical Co. Ltd.	194,729	13,040,139
Chugoku Electric Power Co., Inc.	826,263	5,760,687
Coca-Cola Bottlers Japan Holdings, Inc.	290,724	7,679,396
COMSYS Holdings Corp.	237,870	8,778,908
Cosmo Energy Holdings Co. Ltd.	395,155	12,191,908
Dai Nippon Printing Co. Ltd.	634,922	13,216,951
Daifuku Co. Ltd.	190,633	7,902,493
Dai-ichi Life Holdings, Inc.	2,619,545	27,030,181
Daiichi Sankyo Co. Ltd.	584,744	11,475,777
Daikin Industries Ltd.	270,207	34,467,077
Daito Trust Construction Co. Ltd.	516,512	11,909,964
Daiwa House Industry Co. Ltd.	958,884	34,658,014
Daiwa Securities Group, Inc.	744,387	7,847,949
Daiwabo Holdings Co. Ltd.	236,408	4,845,512
Denso Corp.	2,994,574	43,156,391
Dentsu Group, Inc.	311,811	5,842,774
DIC Corp.	228,523	6,482,808
Disco Corp.	15,976	7,725,784
Dowa Holdings Co. Ltd.	170,437	12,608,790
East Japan Railway Co.	867,300	21,442,934
Ebara Corp.	307,394	10,911,626
Eisai Co. Ltd.	333,820	11,206,089
Electric Power Development Co. Ltd.	557,977	13,330,692
ENEOS Holdings, Inc.	9,964,518	94,970,074
EXEO Group, Inc.	359,104	6,884,216
FANUC Corp.	506,203	23,062,430
Fast Retailing Co. Ltd.	47,094	20,822,410
Fuji Electric Co. Ltd.	139,835	12,458,638
FUJIFILM Holdings Corp.	1,337,147	27,783,538
Fujikura Ltd.	88,653	15,198,063
Fujitsu Ltd.	1,332,213	30,616,367
Furukawa Electric Co. Ltd.	104,971	18,893,099
Hankyu Hanshin Holdings, Inc.	229,385	6,692,385
Hanwa Co. Ltd.	174,321	10,015,432
Haseko Corp.	409,437	8,953,197
Hitachi Construction Machinery Co. Ltd.	160,111	7,206,405
Hitachi Ltd.	2,830,259	94,737,765
Honda Motor Co. Ltd.	11,381,990	115,514,896
Hoya Corp.	101,374	18,352,833
Idemitsu Kosan Co. Ltd.	3,547,028	33,874,259
IHI Corp.	414,449	11,422,732
Iida Group Holdings Co. Ltd.	455,454	8,112,843
Inpex Corp.	1,637,982	39,867,616
Isetan Mitsukoshi Holdings Ltd.	288,606	5,693,556
Isuzu Motors Ltd.	1,203,198	22,491,807
ITOCHU Corp.	7,355,141	106,941,041
Iwatani Corp.	412,500	5,440,112
Japan Airlines Co. Ltd.	344,283	7,118,306
Japan Post Bank Co. Ltd.	914,221	17,924,295
Japan Post Holdings Co. Ltd.	2,308,349	30,102,793
Japan Post Insurance Co. Ltd.	261,212	8,536,132
Japan Tobacco, Inc.	841,751	32,279,028
JFE Holdings, Inc.	2,547,095	35,899,968
JTEKT Corp.	885,960	12,194,895
Kajima Corp.	452,870	20,716,718
SECURITY	NUMBER OF SHARES	VALUE ($)
Kaneka Corp.	194,029	6,560,635
Kansai Electric Power Co., Inc.	1,578,768	28,546,755
Kao Corp.	429,957	18,379,715
Kawasaki Heavy Industries Ltd.	123,560	14,447,320
Kawasaki Kisen Kaisha Ltd.	387,563	6,238,244
KDDI Corp.	3,449,164	59,008,596
Keyence Corp.	39,258	16,610,943
Kikkoman Corp.	542,884	5,215,859
Kintetsu Group Holdings Co. Ltd.	251,065	5,313,171
Kirin Holdings Co. Ltd.	1,180,081	20,461,036
Kobe Steel Ltd.	1,079,752	15,733,776
Koito Manufacturing Co. Ltd.	489,505	8,844,795
Komatsu Ltd.	1,077,772	52,002,283
Konica Minolta, Inc.	1,810,218	6,919,700
K's Holdings Corp.	513,217	5,639,223
Kubota Corp.	1,712,829	34,843,522
Kuraray Co. Ltd.	707,407	8,362,015
Kyocera Corp.	1,750,980	30,993,327
Kyushu Electric Power Co., Inc.	1,083,889	13,982,081
Lixil Corp.	875,674	10,292,149
LY Corp.	1,817,008	4,527,245
Makita Corp.	252,398	9,788,758
Marubeni Corp.	2,261,183	87,014,812
MatsukiyoCocokara & Co.	351,647	5,831,315
Mazda Motor Corp. (a)	3,431,170	30,515,161
Medipal Holdings Corp.	752,513	14,782,753
MEIJI Holdings Co. Ltd.	542,619	13,996,008
Minebea Mitsumi, Inc.	543,891	11,719,131
MISUMI Group, Inc.	351,412	7,085,636
Mitsubishi Chemical Group Corp.	4,760,242	35,383,576
Mitsubishi Corp.	5,103,307	172,915,895
Mitsubishi Electric Corp.	2,187,595	83,944,798
Mitsubishi Estate Co. Ltd.	845,811	28,593,694
Mitsubishi Gas Chemical Co., Inc.	409,279	11,440,151
Mitsubishi HC Capital, Inc.	1,093,632	10,605,341
Mitsubishi Heavy Industries Ltd.	1,160,472	37,268,897
Mitsubishi Materials Corp.	505,992	19,465,095
Mitsubishi Motors Corp.	2,363,238	6,495,215
Mitsubishi UFJ Financial Group, Inc.	4,094,707	77,855,166
Mitsui & Co. Ltd.	3,509,351	131,989,810
Mitsui Chemicals, Inc.	922,980	14,070,087
Mitsui Fudosan Co. Ltd.	1,889,293	25,491,085
Mitsui Kinzoku Co. Ltd.	115,377	27,276,638
Mitsui OSK Lines Ltd.	430,820	15,999,323
Mizuho Financial Group, Inc.	1,188,647	54,443,649
MS&AD Insurance Group Holdings, Inc.	898,524	25,184,570
Murata Manufacturing Co. Ltd.	1,823,509	47,980,624
Nagase & Co. Ltd.	229,121	7,270,235
NEC Corp.	876,683	24,336,552
NGK Insulators Ltd.	475,362	13,966,280
NH Foods Ltd.	260,646	11,935,041
Nichirei Corp.	385,269	5,242,620
NIDEC Corp.	954,284	15,048,501
Nikon Corp. (a)	577,982	7,392,987
Nintendo Co. Ltd.	414,141	23,860,357
Nippon Express Holdings, Inc.	768,479	18,950,483
Nippon Paper Industries Co. Ltd.	665,896	5,621,463
Nippon Sanso Holdings Corp.	129,491	4,970,630
Nippon Steel Corp. (a)	12,523,207	51,015,274
Nippon Yusen KK	774,422	26,631,684
Nissan Motor Co. Ltd. *	14,971,921	41,542,586
Nisshin Seifun Group, Inc.	502,660	7,031,606
Nissin Foods Holdings Co. Ltd.	221,305	4,672,034
Nissui Corp.	656,116	6,509,679
Niterra Co. Ltd.	196,579	9,950,769
Nitori Holdings Co. Ltd.	413,420	8,282,964
Nitto Denko Corp.	633,209	14,750,880
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Nomura Holdings, Inc.	1,647,901	15,331,153
Nomura Research Institute Ltd.	184,722	5,166,892
NSK Ltd.	1,403,784	12,664,402
NTT, Inc.	55,309,990	54,309,185
Obayashi Corp.	777,554	21,993,137
Oji Holdings Corp.	2,115,888	13,342,461
Olympus Corp.	802,753	7,856,567
Omron Corp.	307,132	10,921,998
Ono Pharmaceutical Co. Ltd.	607,680	10,409,865
ORIX Corp.	906,546	32,185,649
Osaka Gas Co. Ltd.	613,540	25,606,576
Otsuka Corp.	255,776	5,158,934
Otsuka Holdings Co. Ltd.	369,126	25,321,630
Pan Pacific International Holdings Corp.	1,043,851	6,953,435
Panasonic Holdings Corp.	5,042,828	81,944,946
Persol Holdings Co. Ltd.	2,902,558	4,644,093
Recruit Holdings Co. Ltd.	550,562	24,212,386
Renesas Electronics Corp.	1,140,190	21,682,781
Rengo Co. Ltd.	773,541	7,731,694
Resona Holdings, Inc.	1,116,311	13,660,286
Resonac Holdings Corp.	332,128	25,378,940
Ricoh Co. Ltd.	1,523,529	14,344,837
Rohm Co. Ltd.	509,427	9,384,225
Ryohin Keikaku Co. Ltd.	241,464	5,563,145
Sankyu, Inc.	89,581	5,763,594
Sanwa Holdings Corp.	157,876	4,180,364
Secom Co. Ltd.	365,816	14,147,619
Seiko Epson Corp.	662,090	8,979,828
Sekisui Chemical Co. Ltd. (a)	615,474	12,019,729
Sekisui House Ltd.	1,047,116	25,660,630
Seven & i Holdings Co. Ltd. (a)	3,548,824	49,905,160
SG Holdings Co. Ltd. (a)	904,368	9,187,047
Shimadzu Corp.	210,537	5,878,180
Shimamura Co. Ltd.	223,865	5,156,244
Shimano, Inc.	70,372	7,554,426
Shimizu Corp.	611,618	13,683,790
Shin-Etsu Chemical Co. Ltd.	1,518,822	60,003,805
Shionogi & Co. Ltd.	560,924	13,163,975
Shiseido Co. Ltd.	592,210	12,517,489
SMC Corp.	40,693	19,657,749
SoftBank Corp.	29,218,810	40,012,692
SoftBank Group Corp.	2,248,780	58,896,791
Sojitz Corp.	426,082	19,322,085
Sompo Holdings, Inc.	588,898	23,555,920
Sony Financial Group, Inc. *	2,433,202	2,492,035
Sony Group Corp.	2,936,559	68,521,277
Stanley Electric Co. Ltd.	224,963	4,755,023
Subaru Corp.	1,375,150	26,128,951
SUMCO Corp.	813,726	9,524,959
Sumitomo Chemical Co. Ltd.	5,427,136	19,803,615
Sumitomo Corp.	1,533,618	65,450,740
Sumitomo Electric Industries Ltd.	1,223,673	81,316,941
Sumitomo Forestry Co. Ltd.	879,844	9,552,189
Sumitomo Heavy Industries Ltd.	371,293	14,680,491
Sumitomo Metal Mining Co. Ltd.	482,637	39,028,292
Sumitomo Mitsui Financial Group, Inc.	2,091,650	80,343,475
Sumitomo Mitsui Trust Group, Inc.	352,743	12,388,086
Sumitomo Realty & Development Co. Ltd.	406,958	13,783,788
Sumitomo Rubber Industries Ltd.	491,088	8,749,151
Suntory Beverage & Food Ltd.	180,816	5,694,618
Suzuken Co. Ltd.	201,922	8,543,774
Suzuki Motor Corp.	2,390,751	36,299,601
Sysmex Corp.	322,726	3,042,771
T&D Holdings, Inc.	214,111	5,779,111
Taiheiyo Cement Corp.	253,480	7,294,704
SECURITY	NUMBER OF SHARES	VALUE ($)
Taisei Corp.	166,972	21,753,150
Taiyo Yuden Co. Ltd.	232,010	7,127,109
Takeda Pharmaceutical Co. Ltd.	2,014,788	75,094,004
TDK Corp.	1,483,015	23,030,071
Teijin Ltd.	729,576	8,100,689
Terumo Corp.	628,573	8,495,046
TIS, Inc.	175,414	3,622,320
Tobu Railway Co. Ltd.	259,265	5,224,325
Toho Gas Co. Ltd.	159,499	5,749,626
Tohoku Electric Power Co., Inc.	1,525,698	12,659,995
Tokio Marine Holdings, Inc.	858,645	35,896,723
Tokyo Electric Power Co. Holdings, Inc. *	6,564,826	29,450,787
Tokyo Electron Ltd.	197,256	55,604,398
Tokyo Gas Co. Ltd.	614,090	30,113,518
Tokyu Corp.	536,576	6,865,080
Tokyu Fudosan Holdings Corp.	756,525	7,610,072
TOPPAN Holdings, Inc.	382,620	13,148,159
Toray Industries, Inc.	2,752,604	23,625,232
Tosoh Corp.	681,906	11,921,617
TOTO Ltd.	246,531	9,652,804
Toyo Seikan Group Holdings Ltd.	272,849	7,130,337
Toyo Suisan Kaisha Ltd.	74,000	5,827,574
Toyota Boshoku Corp.	298,994	6,130,215
Toyota Industries Corp.	138,631	17,963,203
Toyota Motor Corp.	10,838,848	265,547,437
Toyota Tsusho Corp.	1,230,111	55,058,547
Tsuruha Holdings, Inc. (a)	351,892	5,916,519
UBE Corp.	312,701	5,785,344
Unicharm Corp.	958,321	6,564,767
West Japan Railway Co.	455,029	9,775,291
Yakult Honsha Co. Ltd.	253,570	4,246,333
Yamada Holdings Co. Ltd.	2,388,043	8,880,690
Yamaha Corp.	791,196	6,136,995
Yamaha Motor Co. Ltd.	2,086,727	16,613,622
Yamato Holdings Co. Ltd. (a)	800,281	9,810,971
Yamazaki Baking Co. Ltd.	233,224	5,241,845
Yaskawa Electric Corp. (a)	209,326	7,394,286
Yokogawa Electric Corp.	197,869	7,914,760
Yokohama Rubber Co. Ltd.	219,826	11,097,957
		5,565,788,190

Jersey 1.4%
Aptiv PLC *	380,976	28,016,975
Experian PLC	259,425	9,717,115
Glencore PLC *	39,335,106	282,400,845
International Workplace Group PLC	1,521,663	4,553,948
WPP PLC	2,571,572	9,507,707
		334,196,590

Luxembourg 0.7%
Aperam SA	155,401	8,150,271
ArcelorMittal SA	1,506,730	98,698,727
B&M European Value Retail SA	2,338,407	6,004,791
Eurofins Scientific SE	102,222	8,226,472
Millicom International Cellular SA	151,182	11,019,656
SES SA, Class A	1,086,558	8,114,338
Subsea 7 SA	259,358	7,491,704
Tenaris SA	377,868	10,314,961
		158,020,920

Mauritius 0.0%
Golden Agri-Resources Ltd.	29,132,595	6,564,248

See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Netherlands 2.8%
Aalberts NV	129,355	5,379,132
ABN AMRO Bank NV, GDR	697,536	23,356,756
AerCap Holdings NV	99,804	14,914,710
Airbus SE	158,799	34,543,899
Akzo Nobel NV	360,315	25,363,780
ASM International NV	7,967	6,718,222
ASML Holding NV	59,616	86,817,333
ASR Nederland NV	70,051	5,081,655
Ferrari NV	14,148	5,368,842
Heineken Holding NV	170,162	14,706,635
Heineken NV	244,229	22,653,660
IMCD NV (a)	34,731	3,337,962
ING Groep NV, Series N	2,325,413	67,624,516
Iveco Group NV	276,644	6,255,034
Koninklijke Ahold Delhaize NV	1,823,060	89,909,400
Koninklijke KPN NV	3,285,142	18,621,965
Koninklijke Philips NV	797,848	25,509,884
Magnum Ice Cream Co. NV *	301,190	4,757,982
NN Group NV	213,023	17,430,081
NXP Semiconductors NV	99,254	22,531,651
Prosus NV *	100,428	5,159,214
Randstad NV	298,263	9,800,591
SBM Offshore NV	192,455	7,403,208
Signify NV	339,651	7,908,233
Stellantis NV	10,881,369	89,175,437
STMicroelectronics NV	779,985	26,158,974
Universal Music Group NV	173,611	3,917,217
Wolters Kluwer NV	69,506	5,588,678
		655,994,651

New Zealand 0.0%
Fletcher Building Ltd. *	2,956,634	6,227,189
Spark New Zealand Ltd.	3,519,087	4,814,512
		11,041,701

Norway 0.8%
Aker BP ASA	560,846	16,872,425
DNB Bank ASA	558,710	17,706,715
Equinor ASA	2,551,571	75,527,403
Mowi ASA	345,913	8,152,048
Norsk Hydro ASA	2,408,262	22,312,130
Orkla ASA	540,167	7,387,025
Telenor ASA	802,518	14,872,067
Var Energi ASA	1,314,429	4,903,513
Yara International ASA	507,663	25,651,566
		193,384,892

Poland 0.4%
Bank Polska Kasa Opieki SA	98,237	6,219,811
KGHM Polska Miedz SA *	195,892	18,395,803
ORLEN SA	1,377,263	44,201,636
PGE Polska Grupa Energetyczna SA *	2,399,908	7,580,637
Powszechna Kasa Oszczednosci Bank Polski SA	262,997	6,806,349
Powszechny Zaklad Ubezpieczen SA	634,546	12,013,685
Tauron Polska Energia SA *	2,418,091	7,959,568
		103,177,489

Portugal 0.2%
EDP SA	3,854,134	20,550,406
Galp Energia SGPS SA	657,164	14,137,148
SECURITY	NUMBER OF SHARES	VALUE ($)
Jeronimo Martins SGPS SA	279,331	7,341,486
		42,029,040

Republic of Korea 10.0%
BNK Financial Group, Inc.	583,035	8,077,781
CJ CheilJedang Corp.	36,163	5,379,828
CJ Corp.	86,163	13,087,671
DB Insurance Co. Ltd.	59,295	7,547,386
Doosan Enerbility Co. Ltd. *	175,573	12,974,216
E-MART, Inc.	133,845	9,769,708
GS Holdings Corp.	444,042	21,206,594
Hana Financial Group, Inc.	300,606	25,452,771
Hankook Tire & Technology Co. Ltd.	173,098	8,772,224
Hanwha Corp. *	77,348	7,344,968
Hanwha Solutions Corp. *	232,690	8,573,215
HD Hyundai Co. Ltd.	80,493	16,367,190
HMM Co. Ltd.	784,317	11,640,715
Hyundai Engineering & Construction Co. Ltd.	185,547	21,244,067
Hyundai Glovis Co. Ltd.	71,613	14,412,210
Hyundai Mobis Co. Ltd.	132,563	47,643,428
Hyundai Motor Co.	267,526	125,347,601
Hyundai Steel Co.	604,754	19,548,878
KB Financial Group, Inc.	315,976	34,925,397
Kia Corp.	530,315	75,759,286
Korea Electric Power Corp.	485,589	19,747,623
Korea Gas Corp.	210,509	6,029,177
Korea Zinc Co. Ltd.	9,416	13,287,786
Korean Air Lines Co. Ltd. *	505,691	9,878,288
KT Corp.	151,451	6,717,118
KT&G Corp.	88,310	10,012,764
Kumho Petrochemical Co. Ltd. *	57,311	6,111,580
LG Chem Ltd.	120,380	34,938,234
LG Corp.	101,818	7,623,079
LG Display Co. Ltd. *	1,265,614	12,616,548
LG Electronics, Inc.	505,540	51,204,156
LG H&H Co. Ltd.	27,552	5,113,927
LG Innotek Co. Ltd.	51,915	11,512,607
LG Uplus Corp.	983,903	11,313,003
Lotte Chemical Corp.	111,639	7,442,600
NAVER Corp.	55,951	9,898,873
POSCO Holdings, Inc.	295,814	84,929,567
Samsung C&T Corp.	96,551	23,525,287
Samsung Electro-Mechanics Co. Ltd.	72,366	22,562,496
Samsung Electronics Co. Ltd.	7,350,655	1,106,302,960
Samsung Fire & Marine Insurance Co. Ltd.	23,292	8,581,689
Samsung SDI Co. Ltd. *	72,521	23,493,073
Samsung SDS Co. Ltd.	62,259	8,439,698
Shinhan Financial Group Co. Ltd.	562,653	37,901,339
SK Hynix, Inc.	252,342	186,120,863
SK Innovation Co. Ltd.	134,185	11,912,009
SK Telecom Co. Ltd.	315,675	17,511,898
SK, Inc.	181,824	50,685,731
S-Oil Corp. *	142,982	10,933,625
Woori Financial Group, Inc.	867,587	21,712,292
		2,333,135,024

Singapore 0.6%
DBS Group Holdings Ltd.	734,538	33,171,372
Keppel Ltd.	692,279	7,158,959
Olam Group Ltd.	6,753,941	4,885,841
Oversea-Chinese Banking Corp. Ltd.	1,787,762	30,289,552
Singapore Airlines Ltd.	1,660,502	9,425,943
Singapore Telecommunications Ltd.	3,984,531	15,877,010
United Overseas Bank Ltd.	797,001	23,295,353
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Wilmar International Ltd.	5,841,711	16,257,124
		140,361,154

South Africa 0.1%
Valterra Platinum Ltd.	109,616	12,703,565

Spain 2.8%
Acerinox SA	369,117	5,896,598
ACS Actividades de Construccion y Servicios SA	159,244	20,606,930
Aena SME SA	194,776	6,133,355
Amadeus IT Group SA	105,564	6,573,484
Banco Bilbao Vizcaya Argentaria SA	4,221,194	98,433,307
Banco de Sabadell SA	2,837,892	10,749,045
Banco Santander SA	14,856,406	189,266,987
CaixaBank SA	1,401,761	17,411,227
Cellnex Telecom SA *	129,949	4,931,267
Endesa SA	337,514	13,776,244
Grifols SA	329,433	4,134,662
Iberdrola SA	3,514,069	83,188,698
Industria de Diseno Textil SA	452,874	30,382,134
International Consolidated Airlines Group SA	1,841,264	10,488,634
Mapfre SA	1,170,853	5,460,585
Naturgy Energy Group SA	145,705	4,531,374
Redeia Corp. SA	353,225	6,560,241
Repsol SA	3,603,934	80,911,979
Telefonica SA	9,830,757	44,687,633
		644,124,384

Sweden 1.8%
Alfa Laval AB	117,615	6,974,046
Assa Abloy AB, B Shares	460,061	19,661,685
Atlas Copco AB, A Shares	828,946	17,920,103
Atlas Copco AB, B Shares	542,307	10,208,902
Boliden AB *	362,297	28,806,759
Electrolux AB, B Shares *	818,611	6,929,877
Epiroc AB, A Shares	223,186	6,725,808
Epiroc AB, B Shares	156,802	4,084,019
Essity AB, B Shares	560,594	17,850,581
H & M Hennes & Mauritz AB, B Shares	654,307	13,974,349
Hexagon AB, B Shares	744,843	8,494,707
Husqvarna AB, B Shares	882,454	4,254,511
Sandvik AB	615,955	27,266,246
Securitas AB, B Shares	500,418	8,912,860
Skandinaviska Enskilda Banken AB, A Shares	878,395	18,770,039
Skanska AB, B Shares	458,371	14,123,106
SKF AB, B Shares	456,426	13,132,378
SSAB AB, A Shares	463,264	4,144,556
SSAB AB, B Shares	1,599,835	14,163,857
Svenska Handelsbanken AB, A Shares	865,772	13,875,228
Swedbank AB, A Shares	630,327	24,297,623
Tele2 AB, B Shares	573,101	12,119,308
Telefonaktiebolaget LM Ericsson, B Shares	3,063,033	35,493,106
Telia Co. AB	2,756,245	14,162,161
Trelleborg AB, B Shares	147,852	6,485,916
Volvo AB, A Shares	189,738	7,402,276
Volvo AB, B Shares	1,385,646	54,027,693
Volvo Car AB, B Shares *(a)	2,216,893	6,110,670
		420,372,370

SECURITY	NUMBER OF SHARES	VALUE ($)
Switzerland 4.6%
ABB Ltd.	498,930	46,594,048
Adecco Group AG	544,039	15,251,909
Alcon AG	160,827	13,982,047
Amrize Ltd. *	181,741	11,624,523
Barry Callebaut AG	4,022	7,557,103
Bucher Industries AG	9,195	4,567,310
Chocoladefabriken Lindt & Spruengli AG	27	4,451,726
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	291	4,790,404
Cie Financiere Richemont SA, Class A	157,709	32,247,240
Coca-Cola HBC AG	128,002	8,277,634
DSM-Firmenich AG	129,865	9,267,364
Garmin Ltd.	47,721	12,065,300
Geberit AG	10,782	9,084,892
Givaudan SA	2,190	8,804,993
Holcim AG *	305,052	28,115,319
Julius Baer Group Ltd.	108,053	9,216,926
Kuehne & Nagel International AG	59,460	13,866,655
Logitech International SA	81,339	7,492,432
Lonza Group AG	19,235	13,411,101
Nestle SA	1,468,866	160,399,671
Novartis AG	945,725	160,479,959
Partners Group Holding AG	4,900	5,462,922
Roche Holding AG	457,939	218,534,052
Roche Holding AG, Bearer Shares	20,456	10,144,878
Sandoz Group AG	245,784	21,738,805
Schindler Holding AG	7,432	2,720,380
Schindler Holding AG, Participation Certificates	16,409	6,264,459
SGS SA	53,095	6,696,853
Sika AG	60,563	12,560,690
Sonova Holding AG	17,747	4,659,150
Sunrise Communications AG, Class A	92,574	5,912,795
Swatch Group AG	92,513	4,616,929
Swatch Group AG, Bearer Shares	40,944	10,477,575
Swiss Life Holding AG	13,155	15,076,805
Swiss Re AG	112,783	19,937,389
Swisscom AG	22,153	20,783,290
Transocean Ltd. *	1,366,114	8,852,419
UBS Group AG	1,192,580	49,638,497
Zurich Insurance Group AG	79,379	59,927,765
		1,065,554,209

United Kingdom 13.2%
3i Group PLC	166,281	7,426,542
Aberdeen Group PLC	2,517,602	7,439,764
Admiral Group PLC	120,367	4,796,562
Anglo American PLC	1,928,045	95,935,791
Anglogold Ashanti PLC	161,670	20,656,576
Antofagasta PLC	215,087	12,341,927
ARM Holdings PLC, ADR *	17,087	2,177,738
Ashtead Group PLC	310,983	22,268,052
Associated British Foods PLC	422,185	11,221,577
AstraZeneca PLC	462,889	96,722,647
Aviva PLC	2,049,406	18,901,511
BAE Systems PLC	1,468,113	41,686,728
Balfour Beatty PLC	683,990	6,984,285
Barclays PLC	12,951,912	78,855,623
Barratt Redrow PLC	2,037,972	10,003,557
Bellway PLC	207,927	7,788,188
Berkeley Group Holdings PLC	113,353	6,589,662
BP PLC	35,211,096	226,117,271
British American Tobacco PLC	2,285,082	142,549,002
BT Group PLC	17,038,949	49,664,548
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Bunzl PLC	355,525	10,486,998
Burberry Group PLC *	560,762	8,768,044
Centrica PLC	7,814,305	20,922,572
CK Hutchison Holdings Ltd.	7,133,502	58,730,340
Coca-Cola Europacific Partners PLC	105,431	11,642,745
Compass Group PLC	759,430	23,258,724
Croda International PLC	131,776	5,481,520
Currys PLC	4,964,640	10,752,952
Diageo PLC	1,401,808	31,332,467
Drax Group PLC	671,265	8,005,013
Firstgroup PLC	1,661,188	4,104,958
GSK PLC	3,371,416	99,764,676
Haleon PLC	5,217,024	28,455,895
Hays PLC	6,671,481	3,638,016
HSBC Holdings PLC	12,440,627	233,090,630
Imperial Brands PLC	868,374	38,818,868
Inchcape PLC	645,581	7,711,744
Informa PLC	528,028	5,950,439
Intertek Group PLC	95,940	6,090,741
Investec PLC	619,675	5,348,641
ITV PLC	5,710,406	6,130,365
J Sainsbury PLC	6,164,509	28,924,664
JD Sports Fashion PLC	4,277,316	4,714,370
Johnson Matthey PLC	627,713	16,979,837
Kingfisher PLC	5,265,390	26,227,879
Legal & General Group PLC	5,039,262	18,380,662
Lloyds Banking Group PLC	49,454,861	68,118,544
London Stock Exchange Group PLC	107,166	12,765,421
M&G PLC	4,877,469	20,833,208
Marks & Spencer Group PLC	2,425,384	12,929,094
Melrose Industries PLC	1,059,227	8,057,427
Mondi PLC	836,359	9,976,051
National Grid PLC	3,003,055	56,160,999
NatWest Group PLC	5,716,208	47,571,088
Next PLC	64,567	11,736,314
Pearson PLC	527,553	6,807,556
Persimmon PLC	706,493	14,304,650
Phoenix Group Holdings PLC	531,950	5,485,429
Prudential PLC	1,493,200	22,835,672
Reckitt Benckiser Group PLC	434,502	38,040,882
RELX PLC	455,655	15,829,714
Rentokil Initial PLC	1,222,783	7,499,790
Rio Tinto PLC	1,809,165	178,411,443
Rolls-Royce Holdings PLC	501,555	8,991,994
RS Group PLC	550,348	5,153,508
Sage Group PLC	350,998	3,878,066
Serco Group PLC	1,723,533	6,979,414
Severn Trent PLC	172,083	7,588,505
Shell PLC	11,825,978	488,668,893
Smith & Nephew PLC	657,918	12,131,430
Smiths Group PLC	231,067	8,530,665
SSE PLC	770,862	27,868,388
St. James's Place PLC	289,513	5,254,680
Standard Chartered PLC	1,764,632	43,463,433
Taylor Wimpey PLC	6,594,536	10,023,034
Tesco PLC	11,236,040	72,600,808
Travis Perkins PLC	837,776	7,861,904
Unilever PLC	1,280,601	94,125,505
United Utilities Group PLC	456,853	8,556,024
Vodafone Group PLC	89,197,335	137,309,876
Whitbread PLC	180,713	6,316,946
		3,086,507,666

United States 0.1%
Aegon Ltd.	829,507	6,301,454
Autoliv, Inc.	71,925	8,524,551
Coronado Global Resources, Inc., CDI	27,569,519	6,188,938
SECURITY	NUMBER OF SHARES	VALUE ($)
Lululemon Athletica, Inc. *	51,893	9,609,027
		30,623,970
Total Common Stocks (Cost $13,881,457,756)		22,926,896,424

PREFERRED STOCKS 1.5% OF NET ASSETS

Germany 0.7%
Bayerische Motoren Werke AG	158,566	16,643,762
Dr. Ing hc F Porsche AG (a)	96,084	4,695,547
FUCHS SE	61,492	2,668,909
Henkel AG & Co. KGaA	115,982	11,390,668
Porsche Automobil Holding SE	218,466	9,293,681
Volkswagen AG	1,075,726	128,535,130
		173,227,697

Italy 0.1%
Telecom Italia SpA - RSP *(a)	19,952,741	17,475,477

Republic of Korea 0.7%
Hanwha Corp. *	74,135	2,891,188
Hyundai Motor Co.	50,353	11,253,729
Hyundai Motor Co. 2nd	80,710	18,150,633
LG Chem Ltd.	21,144	2,954,427
Samsung Electronics Co. Ltd.	1,235,818	123,538,845
Samsung Fire & Marine Insurance Co. Ltd.	1,986	568,119
		159,356,941

Spain 0.0%
Grifols SA, B Shares	301,174	2,727,423
Total Preferred Stocks (Cost $240,884,019)		352,787,538

WARRANTS 0.0% OF NET ASSETS

Canada 0.0%
Constellation Software, Inc.
expires 03/31/40 *(c)	1,396	7,104
Total Warrants (Cost $0)		7,104

SHORT-TERM INVESTMENTS 1.2% OF NET ASSETS

Money Market Funds 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (d)	31,850,338	31,850,338
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (d)(e)	247,435,082	247,435,082
		279,285,420
Total Short-Term Investments (Cost $279,285,420)		279,285,420
Total Investments in Securities (Cost $14,401,627,195)		23,558,976,486

See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Portfolio Holdings  as of February 28, 2026 (continued)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 03/20/26	597	94,478,235	5,499,411

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $234,304,180.
(b)	Security is traded on separate exchanges for the same issuer.
(c)	Fair valued using significant unobservable inputs.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Financials	16.4%
Industrials	15.7%
Materials	12.2%
Consumer Discretionary	11.8%
Information Technology	10.0%
Energy	10.0%
Consumer Staples	7.2%
Health Care	6.7%
Communication Services	4.6%
Utilities	4.0%
Real Estate	1.0%
Short-Term Investments	1.2%
Total	100.8%

(a)	Excludes derivatives.

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$22,926,896,424	$—	$—	$22,926,896,424
Preferred Stocks[1]	352,787,538	—	—	352,787,538
Warrants
Canada	—	—	7,104	7,104
Short-Term Investments[1]	279,285,420	—	—	279,285,420
Futures Contracts[2]	5,499,411	—	—	5,499,411
Total	$23,564,468,793	$—	$7,104	$23,564,475,897

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Statement of Assets and Liabilities

As of February 28, 2026
Assets
Investments in securities, at value - unaffiliated issuers (cost $14,401,627,195) including securities on loan of $234,304,180		$23,558,976,486
Foreign currency, at value (cost $9,634,091)		9,675,128
Deposit with broker for futures contracts		6,881,331
Receivables:
Fund shares sold		95,130,972
Dividends		32,774,741
Foreign tax reclaims		18,007,233
Income from securities on loan	+	245,877
Total assets		23,721,691,768

Liabilities
Collateral held for securities on loan		247,435,082
Payables:
Investments bought		93,917,166
Management fees		4,253,859
Variation margin on futures contracts	+	241,786
Total liabilities		345,847,893
Net assets		$23,375,843,875

Net Assets by Source
Capital received from investors		$14,689,958,571
Total distributable earnings	+	8,685,885,304
Net assets		$23,375,843,875

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$23,375,843,875		442,300,000		$52.85

See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Statement of Operations

For the period March 1, 2025 through February 28, 2026
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $53,253,699)		$562,548,871
Other Interest		245,772
Interest received from securities - unaffiliated issuers		7,354
Securities on loan, net	+	3,750,694
Total investment income		566,552,691

Expenses
Management fees		43,565,942
Professional fees	+	41,128 [1]
Total expenses		43,607,070
Expense reduction	–	41,128 [1]
Net expenses	–	43,565,942
Net investment income		522,986,749

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		174,521,992
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		654,310,290
Net realized gains on futures contracts		19,929,500
Net realized gains on foreign currency transactions	+	2,245,615
Net realized gains		851,007,397
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		6,572,968,921
Net change in unrealized appreciation (depreciation) on futures contracts		3,786,041
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	2,101,949
Net change in unrealized appreciation (depreciation)		6,578,856,911
Net realized and unrealized gains		7,429,864,308
Increase in net assets resulting from operations		$7,952,851,057

[1]	Professional fees associated with the filing of foreign withholding tax claims in the European Union are deemed to be non-contingent and non-routine expenses of the fund.
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	3/1/25-2/28/26		3/1/24-2/28/25
Net investment income		$522,986,749	$433,886,305
Net realized gains		851,007,397	160,247,386
Net change in unrealized appreciation (depreciation)	+	6,578,856,911	443,597,453
Increase in net assets resulting from operations		$7,952,851,057	$1,037,731,144

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($650,252,050 )	($508,351,970 )

TRANSACTIONS IN FUND SHARES
	3/1/25-2/28/26			3/1/24-2/28/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		68,100,000	$2,926,201,091	41,600,000	$1,453,453,151
Shares redeemed	+	(22,700,000)	(955,553,897)	(3,900,000)	(131,729,313)
Net transactions in fund shares		45,400,000	$1,970,647,194	37,700,000	$1,321,723,838

SHARES OUTSTANDING AND NET ASSETS
	3/1/25-2/28/26			3/1/24-2/28/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		396,900,000	$14,102,597,674	359,200,000	$12,251,494,662
Total increase	+	45,400,000	9,273,246,201	37,700,000	1,851,103,012
End of period		442,300,000	$23,375,843,875	396,900,000	$14,102,597,674
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/25– 2/28/26	3/1/24– 2/28/25	3/1/23– 2/29/24	3/1/22– 2/28/23	3/1/21– 2/28/22
Per-Share Data
Net asset value at beginning of period	$35.69	$34.37	$32.72	$35.86	$36.11
Income (loss) from investment operations:
Net investment income (loss)[1]	1.13	0.96	0.85	0.80	0.73
Net realized and unrealized gains (losses)	15.64	1.59	1.80	(3.32)	(0.01)
Total from investment operations	16.77	2.55	2.65	(2.52)	0.72
Less distributions:
Distributions from net investment income	(1.72)	(1.23)	(1.00)	(0.62)	(0.97)
Net asset value at end of period	$50.74	$35.69	$34.37	$32.72	$35.86
Total return	47.78%	7.50%	8.23%	(6.91%)	1.86%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39%	0.39%	0.39%	0.39%[2]	0.39%
Net investment income (loss)	2.67%	2.71%	2.56%	2.53%	1.90%
Portfolio turnover rate[3]	29%	33%	22%	30%	28%
Net assets, end of period (x 1,000,000)	$3,430	$3,141	$3,206	$2,850	$2,686

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of February 28, 2026

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.1% OF NET ASSETS

Australia 5.0%
Accent Group Ltd. (a)	732,527	605,561
ALS Ltd.	198,140	3,617,659
Amotiv Ltd.	124,557	701,248
AMP Ltd.	2,213,733	2,050,902
Ansell Ltd.	141,854	3,281,455
ARB Corp. Ltd.	36,812	674,216
ASX Ltd.	57,786	2,180,957
Austal Ltd. *	241,550	889,967
Bank of Queensland Ltd.	498,514	2,486,863
Bapcor Ltd. (b)	629,106	390,049
Bapcor Ltd. *(b)(c)	462,578	286,801
Beach Energy Ltd.	2,795,031	2,181,108
Bega Cheese Ltd.	358,487	1,604,388
Bendigo & Adelaide Bank Ltd.	357,438	2,728,140
Breville Group Ltd. (a)	40,141	912,833
CAR Group Ltd.	56,323	1,064,476
Challenger Ltd.	218,746	1,392,092
Champion Iron Ltd.	605,804	2,318,370
Charter Hall Group	155,944	2,452,717
Cleanaway Waste Management Ltd.	1,355,691	2,463,640
Cochlear Ltd.	15,092	2,140,416
Credit Corp. Group Ltd.	83,515	724,917
Dexus	498,720	2,384,821
Domino's Pizza Enterprises Ltd.	74,316	1,076,703
Eagers Automotive Ltd.	220,268	3,767,377
Elders Ltd.	352,628	1,824,441
Evolution Mining Ltd.	636,674	7,522,774
Flight Centre Travel Group Ltd. (a)	91,117	837,656
G8 Education Ltd.	1,298,579	310,020
GPT Group	697,100	2,513,750
GrainCorp Ltd., Class A	698,135	3,064,760
Harvey Norman Holdings Ltd.	590,438	2,423,668
Healius Ltd.	2,766,679	1,350,597
Helia Group Ltd.	321,237	1,378,156
IDP Education Ltd. (a)	195,171	648,153
IGO Ltd. *	545,455	3,350,754
Iluka Resources Ltd.	661,540	3,182,265
Inghams Group Ltd. (a)	643,382	944,523
Insignia Financial Ltd. *	512,836	1,706,757
IPH Ltd. (a)	221,005	563,847
IRESS Ltd.	145,048	771,129
Lottery Corp. Ltd.	509,995	2,002,599
Lynas Rare Earths Ltd. *	150,095	2,030,200
Magellan Financial Group Ltd.	266,869	1,608,959
Mirvac Group	2,783,246	4,066,136
Monadelphous Group Ltd.	99,625	2,301,038
Myer Holdings Ltd. *	2,266,490	605,705
New Hope Corp. Ltd.	926,375	3,096,250
nib holdings Ltd.	440,990	2,014,481
Nickel Industries Ltd. *	2,731,058	1,965,752
Nine Entertainment Co. Holdings Ltd.	2,685,440	2,019,037
NRW Holdings Ltd.	621,568	2,896,962
Nufarm Ltd. *	1,020,973	1,498,849
Orora Ltd.	1,772,064	2,702,524
Perenti Ltd.	1,554,682	2,603,669
Perpetual Ltd.	91,283	1,206,080
Perseus Mining Ltd.	670,748	2,868,052
PLS Group Ltd. *	1,561,770	5,776,448
Premier Investments Ltd.	77,053	738,015
Qantas Airways Ltd.	389,701	2,763,319
Qube Holdings Ltd.	919,599	3,283,316
Ramelius Resources Ltd.	526,627	1,722,631
SECURITY	NUMBER OF SHARES	VALUE ($)
REA Group Ltd. (a)	6,408	759,847
Reece Ltd. (a)	281,203	3,138,254
Region Group	615,810	1,013,760
Regis Resources Ltd.	565,175	3,802,168
Reliance Worldwide Corp. Ltd.	637,960	1,513,959
Sandfire Resources Ltd. *	209,249	3,010,760
SEEK Ltd.	119,428	1,409,428
Service Stream Ltd.	548,883	813,616
SGH Ltd.	75,100	2,499,385
Sigma Healthcare Ltd.	657,408	1,330,545
Sims Ltd.	418,510	6,549,597
Stanmore Resources Ltd.	575,778	1,083,267
Steadfast Group Ltd.	345,933	1,084,729
Super Retail Group Ltd.	225,346	2,494,007
Tabcorp Holdings Ltd.	3,389,170	2,584,363
TPG Telecom Ltd.	638,652	1,793,234
Treasury Wine Estates Ltd.	764,931	2,474,882
Ventia Services Group Pty. Ltd.	520,097	2,171,993
Vicinity Ltd.	2,158,010	3,767,870
		169,836,612

Austria 0.7%
ANDRITZ AG	54,687	4,749,047
EVN AG	33,770	1,180,219
Kontron AG (a)	32,451	899,634
Lenzing AG *(a)	30,721	886,858
Mayr Melnhof Karton AG	33,215	3,917,774
Oesterreichische Post AG	29,995	1,243,070
Palfinger AG	25,385	1,161,418
Strabag SE	24,058	2,704,183
Telekom Austria AG	124,222	1,400,688
UNIQA Insurance Group AG	98,627	1,949,355
Verbund AG	18,460	1,314,282
Vienna Insurance Group AG Wiener Versicherung Gruppe	35,436	2,757,210
		24,163,738

Belgium 1.0%
Ackermans & van Haaren NV	14,291	4,903,406
Aedifica SA	13,969	1,297,190
Azelis Group NV	140,085	1,388,520
Barco NV	73,817	950,869
Bekaert SA	86,783	4,482,831
Cofinimmo SA	16,711	1,829,034
Colruyt Group NV	73,882	2,992,075
Deme Group NV	5,606	1,305,268
D'ieteren Group	8,022	1,737,087
Elia Group SA	19,389	3,085,922
Fagron	36,084	969,250
KBC Ancora	10,578	940,455
Lotus Bakeries NV	72	894,310
Melexis NV	15,900	1,067,253
Ontex Group NV *(a)	191,330	1,048,192
Solvay SA	77,849	2,547,921
Tessenderlo Group SA	33,122	1,051,982
Titan SA	14,853	934,719
Warehouses De Pauw CVA	38,947	1,197,443
		34,623,727

Canada 9.1%
Advantage Energy Ltd. *	154,817	1,185,093
Aecon Group, Inc.	121,074	3,374,288
Air Canada *	192,930	2,918,316
Alamos Gold, Inc., Class A	87,010	4,716,537
Algoma Steel Group, Inc.	573,147	2,626,512
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Allied Properties Real Estate Investment Trust	128,221	894,073
Altus Group Ltd.	17,457	597,878
Aris Mining Corp. *	117,726	2,667,253
Aritzia, Inc. *	23,785	2,106,355
Athabasca Oil Corp. *	438,827	2,837,888
AtkinsRealis Group, Inc.	69,786	4,837,971
ATS Corp. *	50,067	1,598,723
Badger Infrastructure Solutions Ltd.	20,980	1,124,646
Baytex Energy Corp.	1,637,887	6,292,868
Birchcliff Energy Ltd.	434,231	2,180,945
Bird Construction, Inc. (a)	40,142	936,553
Bombardier, Inc., Class B *	26,548	5,487,125
Boralex, Inc., Class A (a)	70,340	1,431,711
Boyd Group, Inc.	12,846	2,242,552
Brookfield Business Corp., Class A	56,434	1,941,477
Brookfield Infrastructure Corp., Class A (a)	112,836	5,627,529
Brookfield Renewable Corp. (a)	103,872	4,433,324
Brookfield Wealth Solutions Ltd. *	21,710	965,437
BRP, Inc.	57,948	4,249,279
CAE, Inc. *	131,716	3,906,524
Cameco Corp.	36,734	4,346,617
Canaccord Genuity Group, Inc.	116,615	1,144,902
Canada Goose Holdings, Inc. *	60,721	747,966
Canada Packers, Inc.	17,864	246,770
Canadian Apartment Properties REIT	79,602	2,202,720
Canadian Solar, Inc. *(a)	177,313	3,140,213
Canadian Utilities Ltd., Class A	125,374	4,372,945
Canfor Corp. *	335,487	3,382,297
Capstone Copper Corp. *	181,981	1,882,723
Cardinal Energy Ltd. (a)	156,231	1,130,623
Cargojet, Inc.	15,898	1,112,283
Cascades, Inc.	318,615	2,810,381
Celestica, Inc. *	24,978	6,937,102
Centerra Gold, Inc.	308,829	6,492,010
CES Energy Solutions Corp.	224,255	2,767,322
Chartwell Retirement Residences	98,931	1,611,795
Chemtrade Logistics Income Fund	206,060	2,331,272
China Gold International Resources Corp. Ltd.	149,088	3,907,243
Choice Properties Real Estate Investment Trust	125,691	1,461,641
Cogeco Communications, Inc.	69,475	3,686,044
Colliers International Group, Inc.	13,853	1,643,346
Crombie Real Estate Investment Trust	95,374	1,144,054
Definity Financial Corp.	28,810	1,442,348
Descartes Systems Group, Inc. *	10,598	701,068
DPM Metals, Inc.	104,045	4,505,552
Dream Industrial Real Estate Investment Trust	106,079	1,032,906
E-L Financial Corp. Ltd.	59,583	756,665
Eldorado Gold Corp.	108,125	5,022,340
Enerflex Ltd.	152,034	3,412,223
Enghouse Systems Ltd.	43,384	563,036
EQB, Inc.	14,104	1,192,560
Equinox Gold Corp. *	236,267	4,434,824
ERO Copper Corp. *	54,175	1,853,434
Exchange Income Corp.	39,062	3,112,702
First Capital Real Estate Investment Trust	134,908	2,115,835
First Majestic Silver Corp.	116,781	3,736,718
FirstService Corp.	12,808	2,018,515
Fortuna Mining Corp. *	191,534	2,617,732
GFL Environmental, Inc.	51,662	2,283,378
Gibson Energy, Inc.	209,083	4,493,326
goeasy Ltd.	10,319	812,446
SECURITY	NUMBER OF SHARES	VALUE ($)
Granite Real Estate Investment Trust	29,419	1,983,844
H&R Real Estate Investment Trust	324,256	2,479,738
Hudbay Minerals, Inc.	246,153	6,975,704
IAMGOLD Corp. *	222,755	5,481,290
IGM Financial, Inc.	73,229	3,643,597
International Petroleum Corp. *	73,155	1,668,621
Killam Apartment Real Estate Investment Trust	52,729	653,386
Labrador Iron Ore Royalty Corp. (a)	37,112	849,534
Lassonde Industries, Inc., Class A	5,109	906,535
Laurentian Bank of Canada	65,179	1,920,698
Leon's Furniture Ltd.	36,131	754,755
Maple Leaf Foods, Inc.	88,609	1,821,102
Mullen Group Ltd. (a)	172,693	2,184,224
New Gold, Inc. *	202,229	2,716,454
NFI Group, Inc. *	101,287	1,266,227
North West Co., Inc.	62,125	2,549,956
Northland Power, Inc.	306,442	4,911,700
Northwest Healthcare Properties Real Estate Investment Trust	183,494	785,721
OceanaGold Corp.	126,892	5,397,225
Onex Corp.	14,141	1,051,671
OR Royalties, Inc.	27,693	1,312,313
Pan American Silver Corp.	118,405	8,124,310
Paramount Resources Ltd., Class A	99,917	1,978,047
Parex Resources, Inc.	362,161	5,666,690
Pason Systems, Inc.	83,588	756,910
Peyto Exploration & Development Corp. (a)	129,421	2,508,045
Precision Drilling Corp. *	30,574	2,652,429
Premium Brands Holdings Corp.	48,037	3,733,843
RB Global, Inc.	33,161	3,341,022
Richelieu Hardware Ltd.	59,723	1,906,617
RioCan Real Estate Investment Trust	252,679	3,655,356
Russel Metals, Inc.	140,468	4,947,819
Sagicor Financial Co. Ltd.	191,417	1,333,330
Secure Waste Infrastructure Corp.	318,595	4,419,707
Sienna Senior Living, Inc.	55,703	958,981
SmartCentres Real Estate Investment Trust	74,829	1,523,629
Spin Master Corp.	55,598	784,736
SSR Mining, Inc. *	225,503	7,253,596
Stantec, Inc.	39,244	3,634,210
Stella-Jones, Inc.	56,900	3,905,421
Superior Plus Corp.	493,902	2,379,247
Tamarack Valley Energy Ltd.	368,161	2,750,714
Teekay Tankers Ltd., Class A	29,927	2,342,386
TMX Group Ltd.	62,905	2,122,124
Torex Gold Resources, Inc.	74,725	4,553,576
TransAlta Corp. (a)	261,278	3,592,010
Transcontinental, Inc., Class A	196,310	3,348,001
Winpak Ltd.	30,208	1,067,142
		312,344,927

China 1.2%
Alibaba Health Information Technology Ltd. *	1,834,540	1,308,685
Bosideng International Holdings Ltd.	4,242,597	2,635,979
Budweiser Brewing Co. APAC Ltd.	1,856,378	1,848,748
China Medical System Holdings Ltd.	1,396,816	2,607,150
China Water Affairs Group Ltd.	1,784,070	1,199,697
Chow Tai Fook Jewellery Group Ltd.	1,649,936	2,767,418
FIH Mobile Ltd. *	1,069,831	3,019,869
GCL Technology Holdings Ltd. *	26,287,407	4,032,765
Hopson Development Holdings Ltd. *	4,076,300	1,678,015
JOYY, Inc., ADR	64,649	3,857,606
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Lee & Man Paper Manufacturing Ltd.	3,832,666	1,896,207
Sino Biopharmaceutical Ltd.	5,267,819	4,074,366
Towngas Smart Energy Co. Ltd. *	1,552,943	772,288
VSTECS Holdings Ltd.	1,594,606	1,620,669
Want Want China Holdings Ltd.	4,480,386	2,806,631
Xinyi Glass Holdings Ltd. (a)	2,730,452	3,623,312
		39,749,405

Cyprus 0.1%
Frontline PLC	117,899	4,474,267

Denmark 1.3%
AL Sydbank	24,466	2,188,331
Alm Brand AS	681,021	1,768,201
D/S Norden AS	102,821	4,604,847
Demant AS *(a)	45,301	1,408,855
Dfds AS *	123,623	2,027,824
FLSmidth & Co. AS	39,493	3,498,076
GN Store Nord AS *(a)	148,936	2,203,914
H Lundbeck AS	298,324	1,826,339
Jyske Bank AS	24,325	3,646,059
Matas AS (a)	39,759	694,903
Netcompany Group AS *	19,392	990,438
NKT AS *	18,415	2,384,812
NTG Nordic Transport Group AS *	20,319	547,149
Per Aarsleff Holding AS	16,292	2,059,671
Ringkjoebing Landbobank AS	4,231	1,105,222
Rockwool AS, B Shares	105,105	3,480,524
Royal Unibrew AS	30,246	2,977,759
Scandinavian Tobacco Group AS, A Shares	163,396	2,675,067
Schouw & Co. AS	18,775	2,008,640
Tryg AS	156,383	3,870,034
		45,966,665

Finland 1.2%
Hiab OYJ, B shares	17,332	997,410
Huhtamaki OYJ	113,758	4,249,698
Kalmar OYJ, B Shares	50,468	2,899,532
Kemira OYJ	141,884	3,434,211
Kojamo OYJ *	64,215	747,193
Konecranes OYJ	40,318	4,774,628
Mandatum OYJ	263,454	2,125,163
Metsa Board OYJ, B Shares	425,234	1,579,525
Nokian Renkaat OYJ (a)	371,171	4,676,039
Olvi OYJ, Class A	18,046	734,023
Orion OYJ, B Shares	49,141	3,928,008
Sanoma OYJ	103,396	1,118,250
Terveystalo OYJ	103,695	1,141,073
TietoEVRY OYJ	201,609	4,517,995
Tokmanni Group Corp.	89,383	846,387
Valmet OYJ	131,790	4,430,060
		42,199,195

France 3.7%
Aeroports de Paris SA	16,270	2,274,463
Air France-KLM *	277,154	4,025,000
Alten SA	40,802	3,061,517
Amundi SA	49,422	4,729,476
Beneteau SACA	68,771	652,019
BioMerieux	18,023	2,127,976
Carmila SA *	51,119	1,117,797
Cie de L'Odet SE	1,010	1,571,725
Clariane SE *	960,103	4,613,727
SECURITY	NUMBER OF SHARES	VALUE ($)
Coface SA	98,616	1,823,387
Constellium SE, Class A *	315,569	7,854,512
Covivio SA	35,179	2,581,453
Criteo SA, ADR *	80,131	1,431,941
Dassault Aviation SA	4,302	1,719,876
Derichebourg SA	270,919	3,014,814
Edenred SE	131,237	3,037,051
Eramet SA (a)	22,191	1,551,094
Eurazeo SE	18,530	1,089,981
FDJ UNITED	64,688	1,959,837
Fnac Darty SA	77,815	3,252,417
Gaztransport Et Technigaz SA	8,155	1,854,470
Gecina SA	25,889	2,397,993
Getlink SE	112,240	2,441,051
ICADE	71,924	1,819,001
ID Logistics Group SACA *	1,655	782,601
Imerys SA	83,656	2,419,930
Ipsen SA	23,209	4,524,214
IPSOS SA	58,576	2,383,278
JCDecaux SE	117,403	2,431,355
Klepierre SA	109,896	4,621,846
Mercialys SA	63,802	923,559
Metropole Television SA	100,621	1,375,742
Nexans SA	30,876	4,458,483
Nexity SA *	274,877	3,094,559
Opmobility	178,718	3,593,541
Pierre Et Vacances SA *	376,467	822,315
Remy Cointreau SA	23,435	1,153,827
Sartorius Stedim Biotech	7,034	1,520,654
Societe BIC SA	36,671	2,355,382
SOITEC *	23,634	1,141,301
Sopra Steria Group	19,226	2,978,259
SPIE SA	85,502	5,299,992
Stef SA	6,377	942,672
Television Francaise 1 SA	217,880	1,870,215
Trigano SA	11,678	2,316,421
Ubisoft Entertainment SA *	306,079	1,504,818
Vallourec SACA	175,357	4,091,191
Verallia SA	87,506	2,001,277
Vicat SACA	29,611	2,489,274
Virbac SACA	2,646	1,155,929
Vivendi SE *	440,996	1,146,546
		125,401,759

Germany 3.2%
AIXTRON SE	57,187	1,863,572
Auto1 Group SE *	58,139	1,180,689
Bechtle AG	90,374	3,649,298
Bilfinger SE	24,114	3,390,944
CANCOM SE	39,299	1,106,648
Carl Zeiss Meditec AG, Bearer Shares	27,443	878,741
Ceconomy AG *	507,395	2,707,848
Cewe Stiftung & Co. KGaA	7,030	831,692
CTS Eventim AG & Co. KGaA	7,331	595,946
Delivery Hero SE *	49,891	1,157,804
Deutsche Pfandbriefbank AG	306,929	1,301,709
Deutz AG	228,692	3,375,209
Duerr AG	81,641	2,356,822
DWS Group GmbH & Co. KGaA	20,819	1,476,089
Fielmann Group AG	14,900	813,650
Fraport AG Frankfurt Airport Services Worldwide *	17,183	1,688,974
Gerresheimer AG (a)	48,249	965,601
Grenke AG	42,597	738,320
Hella GmbH & Co. KGaA	7,305	696,039
HelloFresh SE *	334,568	1,907,573
Hensoldt AG	11,142	978,759
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
HOCHTIEF AG	5,204	2,535,165
Hornbach Holding AG & Co. KGaA	26,597	2,700,665
HUGO BOSS AG (a)	55,394	2,444,791
Jenoptik AG	53,252	1,769,293
JOST Werke SE	19,123	1,519,535
Kloeckner & Co. SE	576,652	7,503,002
Knorr-Bremse AG	40,487	5,330,036
Krones AG	11,683	1,834,618
LEG Immobilien SE	34,575	2,890,248
Mutares SE & Co. KGaA (a)	28,931	1,067,464
Nemetschek SE	6,366	509,608
Nordex SE *	39,314	2,001,546
Rational AG	1,280	1,116,092
SAF-Holland SE	70,907	1,664,352
Salzgitter AG	131,220	8,451,513
Scout24 SE	14,970	1,277,025
Siltronic AG (a)	33,348	2,260,067
Sixt SE	13,373	1,038,949
Stabilus SE	63,859	1,426,537
Stroeer SE & Co. KGaA	20,294	829,055
Suedzucker AG (a)	166,468	1,991,039
TAG Immobilien AG	94,371	1,842,951
Talanx AG	29,624	3,742,546
TeamViewer SE *	73,683	404,017
Traton SE (a)	96,691	4,114,438
TUI AG	295,732	2,821,300
United Internet AG	152,926	5,055,674
Wacker Chemie AG	43,991	4,196,767
Wacker Neuson SE	44,150	1,086,867
Wuestenrot & Wuerttembergische AG	64,597	1,263,026
		110,350,113

Guernsey 0.0%
Burford Capital Ltd.	75,661	639,834

Hong Kong 2.8%
ASMPT Ltd.	344,165	4,932,262
Bank of East Asia Ltd.	1,144,422	2,226,767
Brightoil Petroleum Holdings Ltd. *(c)	2,380,161	0
Cathay Pacific Airways Ltd.	1,139,827	2,048,793
CK Infrastructure Holdings Ltd.	121,326	1,030,677
Crystal International Group Ltd.	947,096	902,037
CTF Services Ltd.	987,518	1,128,643
Dah Sing Financial Holdings Ltd.	253,169	1,376,835
DFI Retail Group Holdings Ltd.	492,002	2,061,488
Fortune Real Estate Investment Trust	1,208,937	840,768
Futu Holdings Ltd., ADR *	10,528	1,566,988
Galaxy Entertainment Group Ltd.	739,701	3,949,031
Grand Pharmaceutical Group Ltd. (a)	946,742	947,692
Hang Lung Group Ltd.	1,350,162	2,899,807
Hang Lung Properties Ltd.	1,332,371	1,749,321
Henderson Land Development Co. Ltd.	919,443	4,165,742
HK Electric Investments & HK Electric Investments Ltd.	1,822,092	1,632,910
HKBN Ltd. (a)	1,643,627	1,548,619
Hongkong Land Holdings Ltd.	695,812	6,032,690
Hysan Development Co. Ltd.	579,316	1,616,010
Johnson Electric Holdings Ltd.	781,040	3,099,337
Kerry Properties Ltd.	962,230	3,102,400
Kingboard Laminates Holdings Ltd.	1,335,380	4,035,768
Luk Fook Holdings International Ltd.	629,408	2,370,494
Man Wah Holdings Ltd.	2,296,979	1,497,618
Melco Resorts & Entertainment Ltd., ADR *	208,155	1,236,441
MTR Corp. Ltd.	980,584	4,680,939
Nine Dragons Paper Holdings Ltd. *	5,675,583	6,406,857
SECURITY	NUMBER OF SHARES	VALUE ($)
PAX Global Technology Ltd.	1,457,654	907,522
PCCW Ltd.	5,393,765	4,095,928
Sino Land Co. Ltd.	1,788,508	2,922,104
Skyworth Group Ltd. *	4,139,712	3,715,191
Stella International Holdings Ltd.	715,500	1,381,212
Swire Properties Ltd.	605,953	2,091,590
United Laboratories International Holdings Ltd.	791,118	1,314,796
Vitasoy International Holdings Ltd.	764,425	695,807
VTech Holdings Ltd.	325,443	2,685,623
Wharf Holdings Ltd.	598,164	1,980,587
Wharf Real Estate Investment Co. Ltd.	1,392,325	5,144,135
		96,021,429

Indonesia 0.1%
First Pacific Co. Ltd.	4,455,856	3,600,162

Ireland 0.6%
Alkermes PLC *	41,981	1,263,628
Cairn Homes PLC	416,986	1,174,492
Cimpress PLC *	19,428	1,419,215
Dole PLC	151,733	2,433,797
Glanbia PLC	278,989	5,764,542
Glenveagh Properties PLC *	542,875	1,445,393
Grafton Group PLC, CDI	303,323	4,036,428
Greencore Group PLC	845,444	3,068,973
		20,606,468

Israel 1.9%
Alony Hetz Properties & Investments Ltd.	99,968	1,173,337
Azrieli Group Ltd.	7,470	1,072,367
Bezeq The Israeli Telecommunication Corp. Ltd.	1,579,950	4,164,858
Cellcom Israel Ltd.	115,413	1,344,678
Clal Insurance Enterprises Holdings Ltd.	29,140	2,172,941
Delek Automotive Systems Ltd.	97,882	612,514
Delek Group Ltd.	13,239	4,047,589
Delta Galil Ltd.	13,050	632,657
Elbit Systems Ltd.	5,815	4,449,138
Elco Ltd.	13,483	652,788
Electra Ltd.	23,980	726,586
Equital Ltd. *	22,975	1,055,926
Fattal Holdings 1998 Ltd. *	4,302	843,839
FIBI Holdings Ltd.	21,681	2,262,594
First International Bank of Israel Ltd.	27,375	2,351,281
Formula Systems 1985 Ltd.	9,814	1,139,674
Harel Insurance Investments & Financial Services Ltd.	50,147	2,631,024
Inmode Ltd. *	50,019	687,761
Isracard Ltd.	213,398	1,014,803
Israel Corp. Ltd.	13,311	3,429,482
Mivne Real Estate KD Ltd.	185,724	769,469
Nice Ltd. *	25,240	2,857,799
Nova Ltd. *	2,861	1,255,578
Partner Communications Co. Ltd.	108,517	1,326,632
Paz Retail & Energy Ltd.	5,584	1,370,109
Phoenix Financial Ltd.	78,817	4,022,109
Plus500 Ltd.	69,983	3,771,071
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	7,991	1,024,569
Shikun & Binui Ltd. *	157,635	830,069
Shufersal Ltd.	173,635	2,431,172
Strauss Group Ltd.	36,711	1,616,977
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Taboola.com Ltd. *	199,135	631,258
Tower Semiconductor Ltd. *	57,569	7,269,226
		65,641,875

Italy 2.0%
ACEA SpA	53,108	1,650,386
Amplifon SpA	79,489	1,236,509
Azimut Holding SpA	83,921	3,476,912
Banca Generali SpA	26,266	1,701,023
Banca Mediolanum SpA	175,281	3,774,847
Banca Monte dei Paschi di Siena SpA	271,363	2,658,666
Banca Popolare di Sondrio SpA	140,800	2,859,373
BFF Bank SpA *	117,265	523,913
Buzzi SpA	60,076	3,474,237
Danieli & C Officine Meccaniche SpA	13,473	1,072,170
De' Longhi SpA	52,876	2,433,549
DiaSorin SpA	13,282	1,116,563
Enav SpA	199,348	1,298,067
ERG SpA	46,567	1,371,243
FinecoBank Banca Fineco SpA	151,167	3,567,873
Hera SpA	956,022	4,995,960
Infrastrutture Wireless Italiane SpA (a)	106,448	1,130,520
Interpump Group SpA	48,262	2,228,034
Iren SpA	938,835	3,150,308
Italgas SpA	401,763	5,189,517
Lottomatica Group SpA	35,085	850,867
Nexi SpA (a)	468,389	1,923,428
OVS SpA	220,794	1,294,073
Piaggio & C SpA (a)	359,134	768,766
Pirelli & C SpA	423,947	3,190,533
PRADA SpA	255,773	1,455,086
Recordati Industria Chimica e Farmaceutica SpA	36,337	2,077,368
Reply SpA	8,426	902,336
Saipem SpA	1,069,713	4,510,210
Salvatore Ferragamo SpA *	111,505	888,664
Sesa SpA	8,202	747,129
SOL SpA	14,944	910,450
Technogym SpA	47,341	1,039,657
Webuild SpA	192,797	752,108
		70,220,345

Japan 32.1%
& ST HD Co. Ltd. (a)	54,182	1,039,739
77 Bank Ltd.	34,791	2,192,084
ABC-Mart, Inc. (a)	89,279	1,500,230
Acom Co. Ltd.	379,443	1,245,813
Activia Properties, Inc.	1,090	1,043,049
ADEKA Corp.	147,242	4,522,180
Advance Residence Investment Corp.	1,083	1,193,121
AEON Financial Service Co. Ltd. (a)	182,134	2,059,033
AEON REIT Investment Corp.	1,150	1,006,918
Aica Kogyo Co. Ltd.	81,581	2,076,037
Aichi Steel Corp.	76,735	1,722,698
Ain Holdings, Inc.	56,445	2,230,685
Aisan Industry Co. Ltd.	76,943	1,131,536
ALSOK Co. Ltd.	494,267	4,055,443
Amano Corp.	61,431	1,612,847
Anritsu Corp.	152,696	2,960,517
AOKI Holdings, Inc.	68,847	800,808
Aoyama Trading Co. Ltd.	77,756	1,313,821
Aozora Bank Ltd.	90,021	1,628,883
Arata Corp.	139,749	2,756,938
ARCLANDS Corp. (a)	111,729	1,399,788
Arcs Co. Ltd. (a)	171,468	4,272,285
ARE Holdings, Inc.	126,884	3,701,884
SECURITY	NUMBER OF SHARES	VALUE ($)
Artience Co. Ltd.	82,573	2,324,473
As One Corp.	51,173	745,839
Asahi Intecc Co. Ltd.	66,266	1,428,672
Asics Corp.	132,836	4,078,884
ASKUL Corp.	79,544	663,864
Autobacs Seven Co. Ltd.	172,214	1,960,123
Azbil Corp.	357,825	3,332,442
BayCurrent, Inc.	21,801	629,070
Belc Co. Ltd.	27,915	1,442,908
Bic Camera, Inc. (a)	180,731	2,088,897
BIPROGY, Inc.	70,538	2,144,717
Blue Zones Holdings Co. Ltd.	24,702	1,523,653
BML, Inc.	57,777	1,611,650
Bunka Shutter Co. Ltd.	93,584	1,291,145
Calbee, Inc.	109,107	2,158,729
Canon Marketing Japan, Inc.	78,788	3,534,547
Capcom Co. Ltd.	63,712	1,466,243
Casio Computer Co. Ltd.	377,286	3,797,630
CCI Group, Inc.	213,240	1,439,583
Chiba Bank Ltd.	306,258	4,564,691
Chudenko Corp.	46,866	1,542,938
Chugin Financial Group, Inc.	86,169	1,772,777
Chugoku Marine Paints Ltd.	35,763	1,081,194
Citizen Watch Co. Ltd.	374,493	4,588,664
CKD Corp.	78,487	2,795,117
Colowide Co. Ltd. (a)	59,735	717,394
Cosmos Pharmaceutical Corp.	56,187	2,496,880
Create SD Holdings Co. Ltd.	59,800	1,302,290
Credit Saison Co. Ltd.	126,584	3,869,072
CyberAgent, Inc.	390,153	3,443,592
Daicel Corp.	484,989	5,092,967
Dai-Dan Co. Ltd.	87,456	2,055,811
Daido Steel Co. Ltd.	431,376	6,587,032
Daihen Corp.	22,703	2,123,067
Daiichikosho Co. Ltd.	98,927	1,100,315
Daio Paper Corp.	363,951	2,736,772
Daiseki Co. Ltd.	35,272	893,520
Daishi Hokuetsu Financial Group, Inc.	146,294	1,912,481
Daiwa House REIT Investment Corp. (a)	2,165	1,844,323
Daiwa Office Investment Corp.	333	778,511
Daiwa Securities Living Investments Corp.	1,073	796,546
DCM Holdings Co. Ltd. (a)	259,211	2,829,115
DeNA Co. Ltd. (a)	51,431	876,262
Denka Co. Ltd.	274,878	6,477,349
Dexerials Corp.	88,332	1,463,949
DMG Mori Co. Ltd.	143,260	2,840,884
Doutor Nichires Holdings Co. Ltd. (a)	51,693	991,976
DTS Corp.	140,718	1,030,204
Duskin Co. Ltd.	58,827	1,628,881
DyDo Group Holdings, Inc. (a)	38,526	641,586
Eagle Industry Co. Ltd.	52,109	1,143,144
Earth Corp.	31,768	1,033,668
EDION Corp.	307,469	4,421,252
Elecom Co. Ltd.	58,606	673,429
Exedy Corp.	70,966	2,818,185
Ezaki Glico Co. Ltd.	87,136	3,385,537
FCC Co. Ltd.	73,319	1,815,071
Ferrotec Corp.	72,566	2,951,443
Food & Life Cos. Ltd.	35,132	2,264,875
FP Corp.	60,399	1,092,115
Frontier Real Estate Investment Corp.	1,269	727,465
Fuji Co. Ltd.	84,463	1,132,846
Fuji Corp.	125,744	4,905,727
Fuji Media Holdings, Inc.	85,542	1,962,055
Fuji Oil Co. Ltd.	88,838	2,269,245
Fuji Seal International, Inc.	70,213	1,295,202
Fukuda Denshi Co. Ltd.	26,218	1,691,051
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Fukuoka Financial Group, Inc.	101,470	4,447,457
Fukuyama Transporting Co. Ltd.	79,050	2,835,420
Furukawa Co. Ltd.	48,619	1,818,639
Fuyo General Lease Co. Ltd.	97,765	2,909,311
Glory Ltd.	103,433	2,754,680
GLP J-Reit (a)	1,657	1,485,861
GMO internet group, Inc.	39,544	759,093
Goldwin, Inc.	62,405	986,089
GS Yuasa Corp.	186,022	6,624,707
GungHo Online Entertainment, Inc.	67,326	1,107,833
Gunma Bank Ltd.	159,665	2,313,289
H.U. Group Holdings, Inc.	133,241	2,865,802
H2O Retailing Corp.	212,539	3,337,322
Hachijuni Nagano Bank Ltd.	172,893	2,302,841
Hakuhodo DY Holdings, Inc.	529,297	3,969,939
Hamakyorex Co. Ltd.	100,347	1,260,403
Hamamatsu Photonics KK	294,806	3,820,912
Happinet Corp.	56,948	1,161,757
Hazama Ando Corp.	241,420	3,310,682
Heiwa Corp.	71,199	920,286
Heiwado Co. Ltd. (a)	126,787	2,440,320
Hikari Tsushin, Inc.	10,295	2,915,241
Hino Motors Ltd. *	1,296,259	3,794,334
Hirogin Holdings, Inc.	162,646	2,017,383
Hirose Electric Co. Ltd.	24,068	3,597,289
Hisamitsu Pharmaceutical Co., Inc.	49,074	1,895,380
Hogy Medical Co. Ltd.	20,912	898,764
Hokkaido Electric Power Co., Inc. (a)	663,453	5,229,008
Hokuetsu Corp. (a)	222,251	1,476,216
Hokuhoku Financial Group, Inc.	72,028	2,883,888
Hokuriku Electric Power Co. (a)	493,124	3,498,061
Horiba Ltd.	38,051	5,129,116
Hoshizaki Corp.	74,255	2,613,966
Hosiden Corp.	126,072	2,375,685
House Foods Group, Inc.	105,777	2,091,488
Hulic Co. Ltd.	385,368	5,106,974
Hyakugo Bank Ltd.	159,311	1,734,691
Ibiden Co. Ltd.	211,883	12,943,015
IDOM, Inc. (a)	169,978	1,667,935
Iino Kaiun Kaisha Ltd.	136,423	1,454,014
Inaba Denki Sangyo Co. Ltd.	189,777	3,495,300
Inabata & Co. Ltd.	165,648	4,620,638
Industrial & Infrastructure Fund Investment Corp.	1,107	1,077,752
INFRONEER Holdings, Inc. (a)	426,331	7,151,711
Internet Initiative Japan, Inc.	92,739	1,353,143
Invincible Investment Corp.	1,990	845,073
Ito En Ltd.	105,293	2,048,198
Itochu Enex Co. Ltd.	166,128	2,218,587
Itoham Yonekyu Holdings, Inc.	104,312	4,309,447
Iyogin Holdings, Inc.	106,962	2,325,246
Izumi Co. Ltd. (a)	466,323	3,100,357
J Front Retailing Co. Ltd. (a)	234,103	3,868,604
Jaccs Co. Ltd.	43,502	1,234,356
JAFCO Group Co. Ltd.	73,264	1,161,666
Japan Airport Terminal Co. Ltd.	21,556	736,459
Japan Aviation Electronics Industry Ltd.	123,042	2,130,232
Japan Excellent, Inc.	742	725,247
Japan Exchange Group, Inc.	313,255	4,284,747
Japan Hotel REIT Investment Corp.	1,336	725,654
Japan Lifeline Co. Ltd.	74,193	758,444
Japan Logistics Fund, Inc.	1,071	712,056
Japan Metropolitan Fund Invest (a)	3,461	2,697,862
Japan Petroleum Exploration Co. Ltd.	298,758	4,563,893
Japan Prime Realty Investment Corp.	1,807	1,233,795
Japan Real Estate Investment Corp.	3,024	2,519,919
Japan Steel Works Ltd.	35,571	2,328,491
SECURITY	NUMBER OF SHARES	VALUE ($)
Japan Wool Textile Co. Ltd.	96,304	1,292,895
Jeol Ltd.	41,137	1,814,903
JGC Holdings Corp.	401,147	6,364,395
Joyful Honda Co. Ltd.	89,189	1,260,785
Juroku Financial Group, Inc.	25,341	1,671,816
JVCKenwood Corp.	218,917	1,823,549
Kadokawa Corp.	68,804	1,276,262
Kaga Electronics Co. Ltd.	124,667	3,481,493
Kagome Co. Ltd.	86,370	1,603,757
Kakaku.com, Inc.	54,240	598,073
Kaken Pharmaceutical Co. Ltd.	40,705	1,156,296
Kamigumi Co. Ltd.	111,301	4,146,207
Kanadevia Corp.	378,831	2,639,988
Kanamoto Co. Ltd.	85,921	2,399,459
Kandenko Co. Ltd.	113,081	5,059,945
Kanematsu Corp.	333,974	5,261,227
Kansai Paint Co. Ltd.	243,176	4,305,130
Katitas Co. Ltd.	45,840	1,049,659
Kato Sangyo Co. Ltd.	87,447	3,831,145
KDX Realty Investment Corp.	987	1,074,716
Keihan Holdings Co. Ltd.	91,048	2,020,697
Keikyu Corp.	196,632	1,970,413
Keio Corp.	98,312	2,642,853
Keisei Electric Railway Co. Ltd.	245,294	2,130,464
Kewpie Corp.	151,158	4,335,536
Kinden Corp.	120,865	6,571,030
Kitz Corp.	143,639	1,989,095
Kiyo Bank Ltd.	37,418	1,026,973
Kobayashi Pharmaceutical Co. Ltd.	43,589	1,627,695
Kobe Bussan Co. Ltd.	64,941	1,541,530
Koei Tecmo Holdings Co. Ltd.	50,290	581,093
Kohnan Shoji Co. Ltd. (a)	63,878	1,769,559
Kokusai Electric Corp.	72,761	3,012,503
Kokuyo Co. Ltd.	446,874	2,635,591
Komeri Co. Ltd.	85,011	1,995,615
Konami Group Corp.	25,334	3,380,030
Konoike Transport Co. Ltd.	59,439	1,332,500
Kose Holdings Corp. (a)	52,270	2,087,452
Kraftia Corp.	67,495	4,567,396
Kumagai Gumi Co. Ltd.	268,077	3,468,474
Kumiai Chemical Industry Co. Ltd. (a)	165,464	777,906
Kurabo Industries Ltd.	24,478	1,575,686
Kureha Corp.	79,991	2,513,088
Kurita Water Industries Ltd.	104,580	5,836,385
Kusuri No. Aoki Holdings Co. Ltd.	40,567	1,055,976
KYB Corp.	92,151	3,122,362
Kyokuto Kaihatsu Kogyo Co. Ltd.	60,181	1,349,134
Kyoritsu Maintenance Co. Ltd.	33,541	574,145
Kyoto Financial Group, Inc.	79,712	1,979,461
Kyowa Kirin Co. Ltd.	202,317	3,738,572
Kyushu Financial Group, Inc.	238,909	2,047,464
Kyushu Railway Co.	133,954	3,401,080
Lasertec Corp.	10,737	2,314,859
Leopalace21 Corp.	217,475	1,036,358
Life Corp. (a)	132,503	2,307,610
Lintec Corp.	88,251	3,086,312
Lion Corp.	317,680	3,740,943
M3, Inc.	161,871	1,781,229
Mabuchi Motor Co. Ltd.	236,099	2,782,528
Macnica Holdings, Inc.	285,947	5,070,580
Makino Milling Machine Co. Ltd.	20,870	1,554,640
Maruha Nichiro Corp.	491,787	4,994,256
Marui Group Co. Ltd.	107,079	2,176,901
Maruichi Steel Tube Ltd.	303,047	3,154,212
Maruwa Co. Ltd.	2,773	1,088,419
Maruzen Showa Unyu Co. Ltd.	23,506	1,380,625
Max Co. Ltd.	25,715	1,146,366
McDonald's Holdings Co. Japan Ltd.	67,600	3,217,089
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
MCJ Co. Ltd.	129,648	1,903,303
Mebuki Financial Group, Inc.	498,358	4,286,916
Megmilk Snow Brand Co. Ltd.	181,092	4,059,709
Meidensha Corp.	42,526	2,130,045
Meiko Electronics Co. Ltd.	15,967	2,245,863
MEITEC Group Holdings, Inc.	65,505	1,442,893
Menicon Co. Ltd.	96,248	1,171,313
Milbon Co. Ltd.	36,634	659,588
Mirait One Corp.	196,159	5,103,589
Mitsubishi Logisnext Co. Ltd.	57,881	566,112
Mitsubishi Logistics Corp.	313,170	2,874,444
Mitsubishi Pencil Co. Ltd.	49,411	776,018
Mitsuboshi Belting Ltd.	33,999	935,313
Mitsui E&S Co. Ltd.	79,626	4,016,874
Mitsui Fudosan Accommodations Fund, Inc. (a)	981	866,485
Mitsui High-Tec, Inc.	137,621	773,058
Mitsui-Soko Holdings Co. Ltd.	91,122	2,182,259
Mitsuuroko Group Holdings Co. Ltd.	85,068	1,278,812
Miura Co. Ltd.	79,193	1,635,852
MIXI, Inc.	46,900	806,575
Mizuho Leasing Co. Ltd.	182,518	1,787,478
Mizuno Corp.	72,331	1,883,270
Mochida Pharmaceutical Co. Ltd.	40,078	1,017,834
Modec, Inc.	20,509	1,764,201
MonotaRO Co. Ltd.	66,986	892,646
Morinaga & Co. Ltd.	102,256	1,892,514
Morinaga Milk Industry Co. Ltd.	179,834	5,714,373
Morita Holdings Corp.	54,024	1,035,323
Musashi Seimitsu Industry Co. Ltd.	70,010	1,401,321
Nabtesco Corp.	164,691	5,361,885
Nagoya Railroad Co. Ltd. (a)	339,629	4,011,375
Nakanishi, Inc.	50,253	876,148
Nankai Electric Railway Co. Ltd.	122,873	2,451,557
Nexon Co. Ltd.	191,142	4,065,861
Nextage Co. Ltd.	75,793	1,871,462
NHK Spring Co. Ltd.	298,856	5,761,771
Nichias Corp.	68,001	4,181,762
Nichicon Corp.	114,083	1,576,154
Nichiha Corp.	53,259	1,267,300
Nifco, Inc.	118,978	4,224,910
Nihon Kohden Corp.	220,245	2,454,612
Nihon M&A Center Holdings, Inc.	198,206	917,492
Nihon Parkerizing Co. Ltd.	136,741	1,399,597
Nikkon Holdings Co. Ltd. (a)	97,733	2,472,668
Nippn Corp.	146,966	2,698,809
Nippon Building Fund, Inc.	3,172	2,952,068
Nippon Densetsu Kogyo Co. Ltd.	60,982	2,070,166
Nippon Electric Glass Co. Ltd.	122,271	5,387,364
Nippon Gas Co. Ltd.	100,267	2,006,303
Nippon Kayaku Co. Ltd.	255,834	3,285,490
Nippon Light Metal Holdings Co. Ltd.	282,425	5,643,978
Nippon Paint Holdings Co. Ltd.	586,073	4,343,228
Nippon Prologis REIT, Inc.	2,642	1,550,086
Nippon Shinyaku Co. Ltd.	95,278	3,139,216
Nippon Shokubai Co. Ltd.	261,838	4,267,393
Nippon Soda Co. Ltd.	77,107	2,066,887
Nippon Television Holdings, Inc.	139,371	3,035,141
Nipro Corp.	297,648	3,032,244
Nishimatsu Construction Co. Ltd.	53,646	2,360,939
Nishimatsuya Chain Co. Ltd.	66,842	947,883
Nishi-Nippon Financial Holdings, Inc.	78,908	2,251,121
Nishi-Nippon Railroad Co. Ltd.	146,449	3,052,330
Nissan Chemical Corp.	116,829	5,318,198
Nisshin Oillio Group Ltd.	68,113	2,661,261
Nisshinbo Holdings, Inc.	489,588	5,500,319
Nitto Boseki Co. Ltd.	19,747	3,187,346
Nitto Kogyo Corp.	46,696	1,453,595
SECURITY	NUMBER OF SHARES	VALUE ($)
NOF Corp.	166,654	3,349,625
Nojima Corp.	303,080	2,273,221
NOK Corp.	228,426	4,867,723
Nomura Co. Ltd. (a)	124,177	1,166,011
Nomura Real Estate Holdings, Inc. (a)	598,214	4,454,276
Nomura Real Estate Master Fund, Inc. (a)	2,304	2,463,011
Noritake Co. Ltd.	43,603	1,954,978
North Pacific Bank Ltd.	225,894	1,588,673
NS Solutions Corp. (a)	46,226	1,190,255
NSD Co. Ltd.	40,456	738,897
NTN Corp.	1,760,531	4,769,925
NTT UD REIT Investment Corp.	740	686,796
Obic Co. Ltd.	56,260	1,513,480
Odakyu Electric Railway Co. Ltd.	305,655	3,509,282
Okamura Corp.	127,190	2,227,302
OKUMA Corp.	77,174	2,305,952
Okumura Corp.	52,740	2,469,364
Open House Group Co. Ltd.	85,417	6,330,022
Open Up Group, Inc.	64,688	793,037
Oracle Corp. Japan	13,948	842,642
Organo Corp.	10,631	1,181,411
Oriental Land Co. Ltd.	175,594	3,167,159
Orix JREIT, Inc. (a)	2,704	1,802,955
Osaka Soda Co. Ltd.	81,218	1,224,578
OSG Corp.	118,872	2,228,208
PALTAC Corp.	115,014	3,726,122
Park24 Co. Ltd.	115,483	1,664,287
Penta-Ocean Construction Co. Ltd.	449,355	6,140,585
Pigeon Corp.	154,430	1,705,778
Pilot Corp.	47,060	1,470,955
Pola Orbis Holdings, Inc.	134,134	1,183,902
Prima Meat Packers Ltd.	98,709	1,837,932
Raito Kogyo Co. Ltd.	64,493	1,798,988
Rakuten Group, Inc. *	132,955	705,204
Relo Group, Inc.	78,269	965,547
Resorttrust, Inc.	90,790	1,125,244
Ricoh Leasing Co. Ltd.	21,549	884,734
Rinnai Corp.	124,766	3,254,904
Rohto Pharmaceutical Co. Ltd.	150,567	2,355,066
Round One Corp.	91,722	630,965
Saizeriya Co. Ltd.	25,325	1,137,090
Sakata INX Corp.	89,120	1,529,810
Sakata Seed Corp.	33,046	933,437
San-A Co. Ltd. (a)	79,243	1,575,978
San-Ai Obbli Co. Ltd.	233,848	3,844,918
Sangetsu Corp.	71,110	1,528,096
San-In Godo Bank Ltd.	105,762	1,199,031
Sanken Electric Co. Ltd. *	23,067	1,140,902
Sanki Engineering Co. Ltd.	50,131	2,530,231
Sankyo Co. Ltd.	115,828	1,635,873
Santen Pharmaceutical Co. Ltd.	404,791	4,533,400
Sanyo Denki Co. Ltd.	37,466	1,226,269
Sapporo Holdings Ltd.	206,053	2,342,636
Sawai Group Holdings Co. Ltd.	140,137	2,083,318
SBI Holdings, Inc.	140,902	3,023,358
SCREEN Holdings Co. Ltd.	54,321	7,976,358
Sega Sammy Holdings, Inc.	136,363	2,283,998
Seibu Holdings, Inc.	83,282	2,475,122
Seiko Group Corp.	33,284	2,824,743
Seino Holdings Co. Ltd. (a)	268,385	4,582,099
Seiren Co. Ltd.	60,958	1,419,262
Sekisui House Reit, Inc.	1,959	1,180,733
Senko Group Holdings Co. Ltd.	237,180	2,991,240
Seria Co. Ltd.	84,500	2,348,951
Seven Bank Ltd.	630,375	1,214,923
Sharp Corp. *	495,863	2,045,703
Shibuya Corp.	45,556	1,086,925
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Shiga Bank Ltd.	18,256	1,057,065
Shikoku Electric Power Co., Inc.	398,846	4,524,300
Shinmaywa Industries Ltd.	114,642	1,999,489
Ship Healthcare Holdings, Inc.	150,761	2,648,276
Shizuoka Financial Group, Inc.	239,904	4,831,117
SHO-BOND Holdings Co. Ltd.	136,686	1,286,971
SKY Perfect JSAT Holdings, Inc.	126,976	2,334,976
Skylark Holdings Co. Ltd.	141,567	3,258,875
Socionext, Inc.	130,383	1,689,864
Sotetsu Holdings, Inc.	97,653	1,839,535
Square Enix Holdings Co. Ltd.	183,140	3,019,977
Starts Corp., Inc.	46,772	1,599,760
Sugi Holdings Co. Ltd.	147,758	3,397,606
Sumitomo Bakelite Co. Ltd.	88,776	3,422,532
Sumitomo Densetsu Co. Ltd.	16,567	1,030,364
Sumitomo Osaka Cement Co. Ltd.	86,620	2,575,437
Sumitomo Pharma Co. Ltd. *	165,975	2,683,240
Sumitomo Warehouse Co. Ltd.	79,100	2,049,380
Sundrug Co. Ltd.	126,240	3,413,837
Suruga Bank Ltd.	85,710	1,165,491
SWCC Corp.	24,290	2,403,718
T Hasegawa Co. Ltd.	36,938	690,613
Tadano Ltd.	243,211	2,294,634
Taihei Dengyo Kaisha Ltd.	84,779	1,702,368
Taikisha Ltd.	77,634	1,951,727
Taiyo Holdings Co. Ltd.	45,938	1,580,355
Takara Holdings, Inc.	306,178	3,192,684
Takara Standard Co. Ltd.	104,280	2,030,496
Takasago International Corp.	135,291	1,199,313
Takasago Thermal Engineering Co. Ltd.	73,959	2,482,275
Takashimaya Co. Ltd. (a)	445,291	5,644,393
Takeuchi Manufacturing Co. Ltd. (a)	38,644	1,856,397
Takuma Co. Ltd.	84,500	1,650,761
TBS Holdings, Inc.	65,585	2,482,673
THK Co. Ltd.	126,024	4,550,183
TKC Corp.	31,499	813,073
Toa Corp.	78,453	2,125,580
Toagosei Co. Ltd.	195,297	2,404,858
Tocalo Co. Ltd.	60,594	1,212,850
Toda Corp.	347,718	3,631,412
Toei Co. Ltd.	19,371	669,998
Toho Co. Ltd.	204,985	2,054,774
Toho Holdings Co. Ltd.	116,600	3,610,212
Tokai Carbon Co. Ltd.	527,218	3,760,174
TOKAI Holdings Corp.	254,828	1,978,232
Tokai Rika Co. Ltd.	167,921	3,619,242
Token Corp.	16,189	1,558,499
Tokuyama Corp.	151,555	4,344,981
Tokyo Century Corp.	290,185	4,243,346
Tokyo Kiraboshi Financial Group, Inc.	18,556	1,390,586
Tokyo Metro Co. Ltd. (a)	160,373	1,717,493
Tokyo Ohka Kogyo Co. Ltd.	62,085	3,666,445
Tokyo Seimitsu Co. Ltd.	30,420	3,370,799
Tokyo Steel Manufacturing Co. Ltd.	189,801	1,969,432
Tokyo Tatemono Co. Ltd.	185,414	5,194,561
Tomy Co. Ltd.	71,016	1,307,286
Topre Corp.	157,071	3,033,269
Toshiba TEC Corp.	57,907	1,222,121
Totetsu Kogyo Co. Ltd.	39,589	1,475,792
Towa Pharmaceutical Co. Ltd.	42,132	1,190,086
Toyo Tire Corp.	184,356	5,699,833
Toyoda Gosei Co. Ltd.	197,322	6,434,372
Transcosmos, Inc.	62,838	1,644,152
Trend Micro, Inc.	60,039	1,999,698
Trusco Nakayama Corp.	108,864	1,759,256
TS Tech Co. Ltd.	241,260	3,113,007
TSI Holdings Co. Ltd. (a)	140,692	1,037,223
Tsubakimoto Chain Co.	169,548	2,904,986
SECURITY	NUMBER OF SHARES	VALUE ($)
Tsumura & Co.	66,346	1,780,559
TV Asahi Holdings Corp.	71,231	1,539,821
Tv Tokyo Holdings Corp.	27,420	782,425
UACJ Corp.	337,230	5,972,400
Ulvac, Inc.	64,568	4,334,172
United Super Markets Holdings, Inc.	371,164	2,161,013
United Urban Investment Corp.	1,535	1,822,828
Ushio, Inc.	110,399	2,274,096
USS Co. Ltd.	187,567	2,285,644
UT Group Co. Ltd.	695,466	957,727
Valor Holdings Co. Ltd.	188,438	4,532,168
Wacoal Holdings Corp.	49,442	1,438,054
Wacom Co. Ltd.	197,186	1,107,652
YAMABIKO Corp.	76,085	1,871,362
Yamaguchi Financial Group, Inc.	95,494	1,683,263
Yamato Kogyo Co. Ltd.	26,834	2,235,236
Yamazen Corp.	183,579	1,806,100
Yellow Hat Ltd.	118,755	1,337,967
Yodoko Ltd.	163,377	1,510,027
Yokogawa Bridge Holdings Corp.	67,923	1,396,527
Yokohama Financial Group, Inc.	525,629	5,689,755
Yoshinoya Holdings Co. Ltd. (a)	64,064	1,269,175
Yuasa Trading Co. Ltd.	54,948	2,280,628
Yurtec Corp.	75,036	1,554,789
Zenkoku Hosho Co. Ltd.	61,776	1,272,516
Zensho Holdings Co. Ltd.	37,091	2,358,857
Zeon Corp.	261,177	3,581,617
ZOZO, Inc.	134,656	982,374
		1,101,142,591

Jersey 0.3%
CVC Capital Partners PLC	43,066	614,753
Man Group PLC	1,462,453	5,265,467
TP ICAP Group PLC	808,031	2,748,482
		8,628,702

Luxembourg 0.4%
Allegro.eu SA *	152,372	1,183,739
Aroundtown SA *	621,385	2,242,094
Befesa SA	43,078	1,729,315
InPost SA *	53,947	968,168
RTL Group SA (a)	74,772	3,279,725
Samsonite Group SA	1,071,957	2,636,673
Spotify Technology SA *	4,530	2,332,678
		14,372,392

Macau 0.1%
Sands China Ltd.	725,475	1,642,536

Netherlands 1.8%
Adyen NV *	2,381	2,796,629
Arcadis NV	47,289	1,670,557
Basic-Fit NV *	39,176	1,454,261
BE Semiconductor Industries NV	16,179	3,618,023
Brembo NV	188,486	2,238,807
Cementir Holding NV	46,323	874,003
Corbion NV	69,602	1,600,027
CTP NV	43,095	914,863
Davide Campari-Milano NV	320,427	2,412,978
Eurocommercial Properties NV	28,406	954,184
Euronext NV	16,497	2,726,922
Ferrovial SE	54,958	4,098,385
Flow Traders Ltd. *	39,861	1,243,428
Fugro NV	163,661	2,077,272
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
JDE Peet's NV	141,318	5,289,278
Koninklijke BAM Groep NV	408,650	4,605,397
Koninklijke Heijmans NV	21,569	2,272,887
Koninklijke Vopak NV	44,283	2,428,113
MFE-MediaForEurope NV, Class A	418,292	1,528,057
MFE-MediaForEurope NV, Class B	138,355	653,423
OCI NV *	403,508	1,724,648
Pepco Group NV	188,498	1,554,351
Qiagen NV	85,108	4,216,436
RHI Magnesita NV	27,453	1,234,612
Technip Energies NV	92,337	3,992,397
TKH Group NV	54,807	2,528,892
Van Lanschot Kempen NV	19,801	1,320,916
		62,029,746

New Zealand 0.7%
a2 Milk Co. Ltd.	320,518	2,221,374
Air New Zealand Ltd.	3,460,696	1,152,508
Auckland International Airport Ltd.	253,125	1,391,291
Chorus Ltd.	315,350	1,812,783
Contact Energy Ltd.	576,693	3,214,754
EBOS Group Ltd.	187,062	2,689,427
Fisher & Paykel Healthcare Corp. Ltd.	141,754	3,478,933
Freightways Group Ltd.	94,080	810,096
Genesis Energy Ltd.	954,842	1,312,062
Mercury NZ Ltd.	396,004	1,518,406
Meridian Energy Ltd.	759,938	2,580,964
SKYCITY Entertainment Group Ltd. *	1,868,988	936,441
Xero Ltd. *	9,194	544,742
		23,663,781

Norway 1.9%
AF Gruppen ASA	43,298	862,920
Aker Solutions ASA	409,024	1,763,635
Atea ASA *	107,536	1,632,245
Austevoll Seafood ASA	147,799	1,524,069
Bluenord ASA *	15,592	839,143
Bonheur ASA	29,289	777,374
Borregaard ASA	62,742	1,166,017
DNO ASA	1,702,610	2,915,416
DOF Group ASA	93,297	1,241,554
Elkem ASA	1,023,965	3,287,141
Europris ASA	154,394	1,480,095
Gjensidige Forsikring ASA	93,332	2,633,160
Hoegh Autoliners ASA	195,463	2,722,355
Kongsberg Gruppen ASA	65,431	2,653,445
Leroy Seafood Group ASA	375,309	1,960,693
MPC Container Ships ASA	874,764	2,044,984
Norconsult Norge AS	207,359	884,939
Nordic Semiconductor ASA *	59,137	890,779
Norwegian Air Shuttle ASA	664,904	1,161,244
Odfjell Drilling Ltd.	115,082	1,282,264
Opera Ltd., ADR	39,833	638,921
Salmar ASA	34,161	2,043,182
Scatec ASA *	73,053	941,440
SFL Corp. Ltd.	168,428	1,854,392
SpareBank 1 Nord Norge	107,271	1,796,457
SpareBank 1 SMN	81,564	1,830,462
SpareBank 1 Sor-Norge ASA	131,856	2,931,396
Sparebanken Norge	91,004	1,967,222
Stolt-Nielsen Ltd.	46,839	1,659,212
Storebrand ASA	175,642	3,326,959
TGS ASA	257,262	3,053,049
TOMRA Systems ASA	97,809	1,209,067
Veidekke ASA	129,829	2,685,722
SECURITY	NUMBER OF SHARES	VALUE ($)
Wallenius Wilhelmsen ASA	486,447	6,723,966
		66,384,919

Poland 1.0%
Alior Bank SA	54,452	1,822,103
Asseco Poland SA	53,578	2,643,920
Bank Millennium SA *	292,807	1,421,151
Budimex SA	5,379	1,215,023
CD Projekt SA	11,186	759,896
Cyfrowy Polsat SA *	652,793	2,315,057
Dino Polska SA *	145,565	1,637,919
Enea SA	573,626	3,969,052
Eurocash SA *	386,637	685,041
Grupa Azoty SA *	208,931	970,779
Grupa Kety SA	8,499	2,573,977
Jastrzebska Spolka Weglowa SA *	383,472	2,913,084
KRUK SA	11,677	1,513,616
LPP SA	512	2,962,238
mBank SA *	4,923	1,424,131
Orange Polska SA	1,005,855	3,961,312
Santander Bank Polska SA	18,695	3,093,637
		35,881,936

Portugal 0.4%
Banco Comercial Portugues SA, Class R	3,787,402	3,987,045
Navigator Co. SA (a)	311,438	1,263,469
NOS SGPS SA	367,552	2,234,939
REN - Redes Energeticas Nacionais SGPS SA	555,735	2,526,202
Sonae SGPS SA	2,165,290	5,151,465
		15,163,120

Republic of Korea 9.2%
Amorepacific Corp.	34,149	3,594,132
Amorepacific Holdings Corp.	99,641	2,171,530
Asiana Airlines, Inc. *	419,923	2,265,278
BGF retail Co. Ltd.	23,045	1,999,316
BH Co. Ltd.	64,054	861,178
Binggrae Co. Ltd.	11,378	647,798
Celltrion, Inc.	24,770	4,106,809
Cheil Worldwide, Inc.	109,523	1,671,206
CJ ENM Co. Ltd. *	47,105	2,377,353
CJ Logistics Corp.	30,185	2,769,844
Coway Co. Ltd. *	62,415	3,553,555
Daeduck Electronics Co. Ltd.	52,587	2,288,458
Daesang Corp.	69,725	1,095,436
Daewoo Engineering & Construction Co. Ltd. *	995,814	7,019,502
Daishin Securities Co. Ltd.	40,570	1,264,904
Daou Technology, Inc.	72,410	2,733,308
DB HiTek Co. Ltd.	43,159	2,871,266
DL E&C Co. Ltd. *	133,158	4,730,187
DL Holdings Co. Ltd. *	35,291	1,268,366
Dongjin Semichem Co. Ltd.	39,518	1,508,195
Dongwon Industries Co. Ltd.	26,012	775,749
Doosan Bobcat, Inc.	90,441	4,086,663
Doosan Co. Ltd.	7,831	6,957,260
DoubleDown Interactive Co. Ltd., ADR *	78,444	716,978
Ecopro BM Co. Ltd. *	9,249	1,424,159
Ecopro Co. Ltd. *	28,768	3,699,743
F&F Co. Ltd.	20,327	999,040
Gravity Co. Ltd., ADR	11,159	725,558
GS Engineering & Construction Corp.	301,029	4,687,556
GS Retail Co. Ltd.	124,327	1,901,421
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hanon Systems *	512,473	1,653,024
Hansol Chemical Co. Ltd.	8,392	1,971,843
Hanwha Aerospace Co. Ltd.	3,379	2,807,025
Hanwha Life Insurance Co. Ltd. *	456,439	1,572,232
Harim Holdings Co. Ltd.	598,940	6,728,447
HD Construction Equipment Co. Ltd.	50,977	4,986,071
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	18,252	5,709,698
HDC Holdings Co. Ltd.	93,030	1,594,153
HDC Hyundai Development Co-Engineering & Construction, Class E	86,945	1,399,219
Hite Jinro Co. Ltd.	55,278	682,857
HL Mando Co. Ltd.	87,349	3,813,359
Hotel Shilla Co. Ltd. *	51,202	1,706,733
HS Hyosung Advanced Materials Corp. *	7,911	1,380,369
HYBE Co. Ltd.	3,557	958,177
Hyosung TNC Corp.	15,094	4,464,718
Hyundai Department Store Co. Ltd.	30,420	2,326,173
Hyundai Elevator Co. Ltd.	15,294	1,049,369
Hyundai Green Food	91,651	1,015,584
Hyundai Marine & Fire Insurance Co. Ltd. *	185,384	4,426,792
Hyundai Rotem Co. Ltd.	8,168	1,308,811
Hyundai Wia Corp.	79,576	5,603,788
iM Financial Group Co. Ltd.	385,156	4,923,892
Industrial Bank of Korea	269,636	4,826,644
JB Financial Group Co. Ltd.	174,615	3,854,033
Kakao Corp.	97,384	4,217,604
Kangwon Land, Inc.	76,395	1,011,696
KCC Corp.	8,101	3,666,146
KCC Glass Corp.	36,455	734,929
KEPCO Plant Service & Engineering Co. Ltd. *	24,858	1,071,391
KIWOOM Securities Co. Ltd.	9,522	3,084,638
Kolon Industries, Inc.	93,492	4,393,507
Korea Aerospace Industries Ltd.	18,504	2,463,341
Korea Investment Holdings Co. Ltd.	34,683	6,232,572
Korea Petrochemical Ind Co. Ltd.	18,965	2,503,617
Korean Reinsurance Co.	272,355	2,635,510
Krafton, Inc. *	10,903	1,883,487
Kumho Tire Co., Inc. *	238,626	1,157,879
LF Corp.	75,571	1,184,655
LG Energy Solution Ltd. *	7,034	2,087,951
Lotte Chilsung Beverage Co. Ltd.	9,169	886,623
Lotte Corp.	94,069	2,337,829
LOTTE Fine Chemical Co. Ltd.	42,570	1,512,219
Lotte Rental Co. Ltd.	54,990	1,290,172
Lotte Shopping Co. Ltd.	71,252	5,334,613
LS Corp. *	34,707	6,864,193
LS Electric Co. Ltd.	5,116	2,798,952
LX International Corp.	197,539	5,849,956
LX Semicon Co. Ltd.	33,231	1,349,107
Macquarie Korea Infrastructure Fund	155,120	1,233,627
Meritz Financial Group, Inc. *	40,582	3,585,660
Mirae Asset Securities Co. Ltd.	174,569	8,737,552
Misto Holdings Corp.	40,861	1,391,859
NCSoft Corp.	19,443	3,122,234
Netmarble Corp.	17,682	646,558
NH Investment & Securities Co. Ltd.	117,980	2,911,568
NHN Corp. *	48,091	1,267,048
NongShim Co. Ltd. *	4,940	1,476,677
OCI Holdings Co. Ltd.	23,649	2,498,886
Orion Corp. *	23,429	2,172,700
Orion Holdings Corp. *	95,667	1,586,137
Otoki Corp.	4,097	1,132,122
SECURITY	NUMBER OF SHARES	VALUE ($)
Pan Ocean Co. Ltd.	760,573	2,791,676
Poongsan Corp. *	26,652	2,145,500
Posco International Corp.	92,307	4,632,996
S-1 Corp.	32,938	2,010,397
Samsung Biologics Co. Ltd. *	550	679,805
Samsung E&A Co. Ltd.	267,839	6,777,435
Samsung Episholdings Co. Ltd. *	382	179,249
Samsung Heavy Industries Co. Ltd. *	105,753	2,128,293
Samsung Life Insurance Co. Ltd.	53,044	8,481,140
Samsung Securities Co. Ltd.	41,014	3,045,044
Samyang Biopharmaceuticals Corp. *	21,048	1,420,758
Samyang Holdings Corp.	19,455	1,007,576
SD Biosensor, Inc. *	158,862	932,079
SeAH Steel Holdings Corp.	5,567	549,540
Seegene, Inc.	69,315	1,264,872
SFA Engineering Corp.	50,744	1,192,316
Shinsegae, Inc.	23,835	6,105,803
SIMMTECH Co. Ltd.	46,828	1,757,881
SK Chemicals Co. Ltd.	27,121	1,297,132
SK Discovery Co. Ltd.	44,893	1,866,250
SK Gas Ltd.	4,964	804,040
SK Networks Co. Ltd.	591,744	2,365,331
SKC Co. Ltd. *	10,220	804,243
SL Corp. *	32,574	1,662,100
Soulbrain Co. Ltd.	5,183	1,605,163
Taihan Cable & Solution Co. Ltd. *	93,210	2,332,680
WONIK IPS Co. Ltd.	36,503	3,187,193
Youngone Corp.	37,931	2,555,102
Youngone Holdings Co. Ltd.	15,621	2,709,377
Yuhan Corp.	14,219	1,089,283
		315,230,228

Singapore 2.0%
BW LPG Ltd.	171,335	3,092,293
CapitaLand Ascendas REIT	1,434,484	3,050,767
CapitaLand Ascott Trust	1,332,799	1,022,109
CapitaLand Integrated Commercial Trust	1,812,720	3,511,218
CapitaLand Investment Ltd.	685,602	1,658,649
City Developments Ltd.	432,469	3,357,588
ComfortDelGro Corp. Ltd.	3,627,212	4,444,937
Frasers Logistics & Commercial Trust	1,791,623	1,402,306
Genting Singapore Ltd.	3,776,409	2,134,745
Grab Holdings Ltd., A Shares *	185,570	783,105
Hafnia Ltd.	376,269	2,809,737
Hutchison Port Holdings Trust, U Shares	15,395,477	3,463,982
IGG, Inc.	1,597,293	645,276
Jardine Cycle & Carriage Ltd.	135,441	3,786,373
Keppel Infrastructure Trust	4,771,065	2,074,622
Mapletree Industrial Trust	828,336	1,335,973
Mapletree Logistics Trust	1,413,280	1,441,381
Mapletree Pan Asia Commercial Trust	1,090,864	1,224,672
Netlink NBN Trust	1,320,067	1,033,219
SATS Ltd.	410,711	1,272,868
Sea Ltd., ADR *	26,766	2,902,773
Seatrium Ltd.	458,564	870,106
Sembcorp Industries Ltd.	483,912	2,341,417
Sheng Siong Group Ltd.	454,027	944,058
Singapore Exchange Ltd.	262,618	3,778,826
Singapore Post Ltd.	2,974,030	881,734
Singapore Technologies Engineering Ltd.	540,107	4,257,317
UOL Group Ltd.	438,783	3,913,090
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Venture Corp. Ltd.	415,741	5,137,393
		68,572,534

Spain 1.4%
Abengoa SA, B Shares *(c)	192,522,094	0
Acciona SA	17,210	5,015,167
Atresmedia Corp. de Medios de Comunicacion SA	118,404	724,162
Bankinter SA	287,409	4,810,200
CIE Automotive SA	48,770	1,831,132
Colonial SFL Socimi SA	171,107	1,151,549
Construcciones y Auxiliar de Ferrocarriles SA	20,276	1,414,847
Corp. ACCIONA Energias Renovables SA	38,576	1,006,582
Ebro Foods SA	75,706	1,730,515
EDP Renovaveis SA	145,563	2,296,133
Elecnor SA	33,167	1,127,816
Enagas SA	254,312	4,607,586
Faes Farma SA	182,188	1,118,569
Fluidra SA	55,963	1,498,593
Gestamp Automocion SA	539,763	2,036,805
Indra Sistemas SA	39,320	2,913,177
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	764,026	1,142,041
Logista Integral SA	50,297	1,915,782
Merlin Properties Socimi SA	126,900	2,248,961
Puig Brands SA, Class B	38,602	745,646
Sacyr SA	497,669	2,665,344
Unicaja Banco SA	303,184	966,517
Vidrala SA	13,354	1,292,900
Viscofan SA	37,673	2,637,695
		46,897,719

Sweden 3.0%
AAK AB	105,553	2,894,267
AcadeMedia AB	119,518	1,320,677
AddLife AB, B Shares	39,576	676,370
AddTech AB, B Shares	46,839	1,737,008
AFRY AB	114,618	1,716,234
Alleima AB	191,988	1,757,610
Ambea AB	56,022	807,180
Arjo AB, B Shares	266,557	799,441
Attendo AB	135,089	1,560,113
Avanza Bank Holding AB	19,133	701,270
Axfood AB (a)	85,133	3,104,289
Beijer Ref AB	107,641	1,689,906
Betsson AB, Class B	87,004	902,575
Bilia AB, A Shares	152,949	2,349,515
Billerud Aktiebolag	405,198	3,707,257
Bravida Holding AB	210,350	2,452,599
Castellum AB	205,343	2,734,462
Coffee Stain Group AB, B Shares *	106,436	196,036
Dometic Group AB	604,915	2,531,597
Electrolux Professional AB, B Shares	94,553	622,487
Elekta AB, B Shares (a)	414,249	2,665,213
Embracer Group AB *	91,620	538,290
EQT AB	76,799	2,384,169
Evolution AB	52,318	3,179,925
Fabege AB	105,694	985,178
Fastighets AB Balder, B Shares *	165,557	1,246,274
Getinge AB, B Shares	171,676	3,860,646
Granges AB	130,985	2,322,789
Hexpol AB	248,234	2,134,968
Holmen AB, B Shares	73,911	2,921,183
Indutrade AB	83,772	2,180,044
SECURITY	NUMBER OF SHARES	VALUE ($)
Inwido AB	52,587	983,828
JM AB	116,022	1,728,255
Lagercrantz Group AB, B Shares	29,090	711,887
Lifco AB, B Shares	33,406	1,191,458
Lindab International AB	56,539	1,084,083
Loomis AB	76,738	3,893,629
MEKO AB	72,333	533,122
Mycronic AB	34,037	774,477
NCC AB, B Shares	141,502	3,456,547
New Wave Group AB, B Shares	61,828	705,815
Nibe Industrier AB, B Shares	912,182	3,747,765
Nolato AB, B Shares	125,589	724,504
Peab AB, B Shares	284,599	3,349,856
Ratos AB, B Shares	365,271	1,518,960
Saab AB, B Shares	64,865	4,697,403
Sagax AB, B Shares	31,964	676,648
Samhallsbyggnadsbolaget i Norden AB *(a)	2,391,697	1,047,060
Scandic Hotels Group AB	159,004	1,504,992
Sinch AB *	620,852	1,580,583
Svenska Cellulosa AB SCA, B Shares	239,734	3,264,172
Sweco AB, B Shares	92,407	1,480,954
Swedish Orphan Biovitrum AB *	65,286	2,861,047
Thule Group AB	66,220	1,720,343
Wihlborgs Fastigheter AB	89,904	953,585
		102,870,545

Switzerland 3.1%
Accelleron Industries AG	19,067	1,798,727
Allreal Holding AG	6,779	2,080,286
ALSO Holding AG	10,311	2,196,140
Aryzta AG *	25,909	1,869,774
Avolta AG *	65,950	4,352,074
Banque Cantonale Vaudoise	10,803	1,656,165
Belimo Holding AG	2,119	2,127,128
Bell Food Group AG	4,917	1,381,018
BeOne Medicines Ltd., Class H *	11,452	281,536
BKW AG	10,448	2,056,859
Bossard Holding AG, Class A	4,097	883,275
Burckhardt Compression Holding AG	1,022	764,125
Cembra Money Bank AG	15,004	1,943,175
Clariant AG *	399,771	4,379,521
Comet Holding AG	2,883	1,115,637
Daetwyler Holding AG	4,035	881,451
DKSH Holding AG	53,368	4,323,290
dormakaba Holding AG	17,708	1,323,984
Emmi AG	1,875	1,974,839
EMS-Chemie Holding AG	2,956	2,456,126
Flughafen Zurich AG	6,125	2,102,594
Forbo Holding AG	1,356	1,583,367
Galderma Group AG	7,502	1,423,239
Galenica AG	39,868	4,981,880
Georg Fischer AG	34,030	2,158,486
Helvetia Baloise Holding AG	31,050	8,074,898
Huber & Suhner AG	12,866	3,098,346
Inficon Holding AG	6,292	976,874
Interroll Holding AG	406	1,021,005
Kardex Holding AG	2,068	701,837
Landis & Gyr Group AG *	32,437	2,222,781
Luzerner Kantonalbank AG	7,200	969,924
Mobimo Holding AG	1,992	1,037,379
OC Oerlikon Corp. AG Pfaffikon	476,413	2,620,411
On Holding AG, Class A *	17,765	825,717
PSP Swiss Property AG	9,579	2,063,897
SFS Group AG	9,148	1,453,593
Siegfried Holding AG *	11,034	1,229,587
SIG Group AG *	212,187	3,454,367
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Softwareone Holding AG	132,404	1,162,979
St. Galler Kantonalbank AG	1,213	1,009,453
Stadler Rail AG	51,106	1,363,624
Straumann Holding AG	23,756	2,860,420
Sulzer AG	7,703	1,702,763
Swiss Prime Site AG	21,969	4,190,693
Swissquote Group Holding SA	1,239	663,442
Tecan Group AG	8,677	1,536,711
Temenos AG	18,472	1,717,376
Valiant Holding AG	7,859	1,706,590
VAT Group AG	5,990	4,238,682
Vontobel Holding AG	24,309	2,218,961
		106,217,006

Taiwan 0.1%
FIT Hon Teng Ltd. *(a)	2,511,656	2,016,479

United Kingdom 7.3%
4imprint Group PLC	23,169	1,238,194
AG Barr PLC	73,077	683,808
Airtel Africa PLC	1,378,727	6,469,163
Allfunds Group PLC	227,884	2,266,853
Ashmore Group PLC	474,426	1,518,063
Autotrader Group PLC	187,966	1,245,611
Babcock International Group PLC	246,656	4,483,455
Beazley PLC	249,147	4,244,013
Big Yellow Group PLC	67,679	946,306
Bodycote PLC	244,339	2,562,311
Breedon Group PLC	353,891	1,702,371
Brightstar Lottery PLC	52,526	712,253
British Land Co. PLC	468,634	2,570,623
Carnival PLC, ADR	63,539	1,999,572
Chemring Group PLC	160,245	1,150,456
Clarkson PLC	20,896	1,196,788
Close Brothers Group PLC *	519,340	3,461,806
Coats Group PLC	1,542,003	1,934,244
Computacenter PLC	78,483	3,349,091
Convatec Group PLC	812,638	2,801,300
Cranswick PLC	52,397	3,825,169
CVS Group PLC	52,129	930,726
Derwent London PLC	55,182	1,345,796
Diploma PLC	27,843	2,124,351
Domino's Pizza Group PLC	418,892	1,130,863
Dr. Martens PLC	1,488,114	1,386,481
Dunelm Group PLC	102,556	1,389,844
easyJet PLC	487,525	3,041,300
Elementis PLC	541,720	1,209,003
Endava PLC, ADR *	84,103	393,602
Endeavour Mining PLC	100,272	7,216,114
Energean PLC	96,843	1,162,690
Frasers Group PLC *	223,253	2,116,074
Fresnillo PLC	92,428	5,268,826
Future PLC	129,796	725,239
Games Workshop Group PLC	9,747	2,344,368
Gamma Communications PLC	63,457	766,126
Genuit Group PLC	235,712	1,207,400
Genus PLC	37,105	1,454,171
Grainger PLC	317,949	820,735
Greggs PLC	106,286	2,263,475
Halma PLC	94,560	5,319,166
Harbour Energy PLC	1,203,935	4,101,607
Hikma Pharmaceuticals PLC	133,044	2,350,364
Hill & Smith PLC	51,717	1,654,835
Hilton Food Group PLC	193,838	1,378,602
Howden Joinery Group PLC	369,548	4,819,334
Hunting PLC	238,012	1,660,774
SECURITY	NUMBER OF SHARES	VALUE ($)
Ibstock PLC	518,068	922,187
ICG PLC	121,776	2,748,887
IG Group Holdings PLC	288,669	5,049,192
IMI PLC	147,442	5,708,975
InterContinental Hotels Group PLC	29,467	4,051,712
J D Wetherspoon PLC	95,759	931,456
James Halstead PLC (a)	350,471	612,548
JET2 PLC	107,060	1,807,845
Johnson Service Group PLC	383,938	754,663
Just Group PLC	451,187	1,313,285
Keller Group PLC	128,919	3,492,500
Kier Group PLC	855,397	2,737,090
Lancashire Holdings Ltd.	138,239	1,245,231
Land Securities Group PLC	455,650	3,960,448
Lion Finance Group PLC	18,490	2,891,086
LondonMetric Property PLC	285,433	825,063
Marshalls PLC	409,066	988,843
Mitchells & Butlers PLC *	374,597	1,515,916
Mitie Group PLC	1,223,778	2,971,425
MONY Group PLC	513,429	1,187,280
Morgan Advanced Materials PLC	555,112	1,802,363
Morgan Sindall Group PLC	44,175	2,939,857
Ninety One PLC	360,954	1,210,299
Ocado Group PLC *	301,026	850,304
OSB Group PLC	385,810	3,166,675
Oxford Instruments PLC	30,948	1,098,452
Pagegroup PLC	716,104	1,804,223
Paragon Banking Group PLC	131,230	1,509,376
Pennon Group PLC	500,523	4,037,567
Pets at Home Group PLC	900,055	2,521,803
Polar Capital Holdings PLC	106,957	911,681
Premier Foods PLC	565,489	1,500,775
Primary Health Properties PLC	984,843	1,433,969
QinetiQ Group PLC	363,966	2,471,136
Quilter PLC	1,697,118	4,472,110
Renew Holdings PLC	84,485	1,058,620
Renishaw PLC	22,139	1,279,885
Rightmove PLC	152,829	919,277
Rotork PLC	482,654	2,503,471
RWS Holdings PLC	1,036,290	1,058,862
Safestore Holdings PLC	107,453	1,145,608
Savills PLC	184,611	2,516,749
Schroders PLC	784,529	6,180,890
Segro PLC	343,919	3,889,554
Senior PLC	497,640	2,060,679
Serica Energy PLC	506,876	1,645,748
Softcat PLC	47,862	733,568
Spirax Group PLC	38,952	4,139,768
Spire Healthcare Group PLC	304,731	831,682
SSP Group PLC	779,976	2,156,000
Tate & Lyle PLC	579,358	2,933,403
Telecom Plus PLC	58,694	1,081,082
THG PLC *	2,082,140	976,967
TORM PLC, Class A	93,699	2,743,746
Tritax Big Box REIT PLC	524,289	1,214,508
UNITE Group PLC	103,116	698,717
Vesuvius PLC	616,464	4,139,050
Victrex PLC	140,373	1,334,281
Vistry Group PLC *	466,375	4,370,312
Watches of Switzerland Group PLC *	301,027	2,068,096
Weir Group PLC	122,017	5,777,688
WH Smith PLC	118,564	1,095,898
Zigup PLC	635,766	3,508,770
		251,452,417

See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
United States 0.4%
Diversified Energy Co. (a)	136,078	1,891,702
Garrett Motion, Inc.	94,288	1,919,704
Kulicke & Soffa Industries, Inc.	67,988	4,740,123
SolarEdge Technologies, Inc. *	99,527	3,523,256
		12,074,785
Total Common Stocks (Cost $2,416,719,112)		3,400,081,957

PREFERRED STOCKS 0.5% OF NET ASSETS

Germany 0.4%
Draegerwerk AG & Co. KGaA	32,055	3,391,122
Jungheinrich AG	72,014	2,731,066
KSB SE & Co. KGaA	1,159	1,477,906
Sartorius AG	8,624	2,446,821
Sixt SE	17,933	1,160,308
STO SE & Co. KGaA	6,534	951,993
		12,159,216

Italy 0.1%
Danieli & C Officine Meccaniche SpA - RSP	32,660	1,819,339

Republic of Korea 0.0%
Daishin Securities Co. Ltd.	33,275	644,219
Total Preferred Stocks (Cost $10,671,909)		14,622,774

RIGHTS 0.0% OF NET ASSETS

New Zealand 0.0%
Genesis Energy Ltd.
expires 03/17/26, strike NZD 2.05 *(c)	120,866	17,406

United Kingdom 0.0%
Greencore Group PLC
CVR *(c)	466,519	5,645
Total Rights (Cost $13,159)		23,051

WARRANTS 0.0% OF NET ASSETS

Italy 0.0%
Webuild SpA
expires 08/02/30 *(a)(c)	9,734	37,973
Total Warrants (Cost $0)		37,973

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 4.4% OF NET ASSETS

Money Market Funds 4.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (d)	4,174,279	4,174,280
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (d)(e)	147,546,651	147,546,651
		151,720,931
Total Short-Term Investments (Cost $151,720,931)		151,720,931
Total Investments in Securities (Cost $2,579,125,111)		3,566,486,686

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 03/20/26	107	16,933,285	889,288

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $138,513,189.
(b)	Security is traded on separate exchanges for the same issuer.
(c)	Fair valued using significant unobservable inputs.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)
NZD —	New Zealand Dollar

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Industrials	25.4%
Materials	13.1%
Consumer Discretionary	12.0%
Financials	11.7%
Consumer Staples	7.5%
Information Technology	7.3%
Real Estate	6.6%
Health Care	4.7%
Communication Services	4.3%
Energy	3.9%
Utilities	3.1%
Short-Term Investments	4.4%
Total	104.0%

(a)	Excludes derivatives.
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of February 28, 2026 (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$3,087,326,197	$—	$—	$3,087,326,197
Australia	169,549,811	—	286,801	169,836,612
Hong Kong	96,021,429	—	0 *	96,021,429
Spain	46,897,719	—	0 *	46,897,719
Preferred Stocks[1]	14,622,774	—	—	14,622,774
Rights
New Zealand	—	—	17,406	17,406
United Kingdom	—	—	5,645	5,645
Warrants
Italy	—	—	37,973	37,973
Short-Term Investments[1]	151,720,931	—	—	151,720,931
Futures Contracts[2]	889,288	—	—	889,288
Total	$3,567,028,149	$—	$347,825	$3,567,375,974

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Statement of Assets and Liabilities

As of February 28, 2026
Assets
Investments in securities, at value - unaffiliated issuers (cost $2,579,125,111) including securities on loan of $138,513,189		$3,566,486,686
Foreign currency, at value (cost $2,357,704)		2,363,395
Deposit with broker for futures contracts		810,311
Receivables:
Dividends		6,665,475
Foreign tax reclaims		2,603,269
Income from securities on loan	+	90,454
Total assets		3,579,019,590

Liabilities
Collateral held for securities on loan		147,546,651
Payables:
Management fees		996,382
Investments bought		197,794
Variation margin on futures contracts	+	42,351
Total liabilities		148,783,178
Net assets		$3,430,236,412

Net Assets by Source
Capital received from investors		$2,599,234,730
Total distributable earnings	+	831,001,682
Net assets		$3,430,236,412

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,430,236,412		67,600,000		$50.74

See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Statement of Operations

For the period March 1, 2025 through February 28, 2026
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $10,430,271)		$91,162,838
Other Interest		24,231
Securities on loan, net	+	1,427,626
Total investment income		92,614,695

Expenses
Management fees		11,767,393
Professional fees	+	25,577 [1]
Total expenses		11,792,970
Expense reduction	–	25,577 [1]
Net expenses	–	11,767,393
Net investment income		80,847,302

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		142,856,342
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		249,850,848
Net realized gains on futures contracts		4,456,438
Net realized gains on foreign currency transactions	+	564,364
Net realized gains		397,727,992
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		706,949,260
Net change in unrealized appreciation (depreciation) on futures contracts		447,571
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	206,691
Net change in unrealized appreciation (depreciation)		707,603,522
Net realized and unrealized gains		1,105,331,514
Increase in net assets resulting from operations		$1,186,178,816

[1]	Professional fees associated with the filing of foreign withholding tax claims in the European Union are deemed to be non-contingent and non-routine expenses of the fund.
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	3/1/25-2/28/26		3/1/24-2/28/25
Net investment income		$80,847,302	$87,712,293
Net realized gains		397,727,992	115,624,029
Net change in unrealized appreciation (depreciation)	+	707,603,522	27,964,719
Increase in net assets resulting from operations		$1,186,178,816	$231,301,041

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($115,290,900 )	($109,577,490 )

TRANSACTIONS IN FUND SHARES
	3/1/25-2/28/26			3/1/24-2/28/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,400,000	$145,279,182	3,900,000	$136,340,946
Shares redeemed	+	(23,800,000)	(926,862,366)	(9,200,000)	(323,609,809)
Net transactions in fund shares		(20,400,000)	($781,583,184 )	(5,300,000)	($187,268,863 )

SHARES OUTSTANDING AND NET ASSETS
	3/1/25-2/28/26			3/1/24-2/28/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		88,000,000	$3,140,931,680	93,300,000	$3,206,476,992
Total increase (decrease)	+	(20,400,000)	289,304,732	(5,300,000)	(65,545,312)
End of period		67,600,000	$3,430,236,412	88,000,000	$3,140,931,680
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/25– 2/28/26	3/1/24– 2/28/25	3/1/23– 2/29/24	3/1/22– 2/28/23	3/1/21– 2/28/22
Per-Share Data
Net asset value at beginning of period	$30.29	$27.25	$25.28	$29.25	$29.64
Income (loss) from investment operations:
Net investment income (loss)[1]	1.24	1.30	1.20	1.55	1.36
Net realized and unrealized gains (losses)	10.37	3.14	2.06	(4.14)	(0.41)
Total from investment operations	11.61	4.44	3.26	(2.59)	0.95
Less distributions:
Distributions from net investment income	(1.51)	(1.40)	(1.29)	(1.39)	(1.34)
Other capital[1,2]	—	—	—	0.01	—
Net asset value at end of period	$40.39	$30.29	$27.25	$25.28	$29.25
Total return	39.10%	16.43%	13.17%	(8.72%)	2.97%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39%	0.39%	0.39%	0.39%[3]	0.39%
Net investment income (loss)	3.60%	4.37%	4.55%	5.97%	4.29%
Portfolio turnover rate[4]	16%	20%	16%	28%	20%
Net assets, end of period (x 1,000,000)	$9,416	$6,422	$5,458	$4,529	$4,826

[1]	Calculated based on the average shares outstanding during the period.
[2]	Includes additional variable charges paid by the cash purchasers and redeemers of creation units to the fund to offset the transaction costs of the fund of buying or selling portfolio securities.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2026

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 94.6% OF NET ASSETS

Brazil 8.9%
Ambev SA	8,115,089	25,745,610
Axia Energia	1,360,919	16,259,324
B3 SA - Brasil Bolsa Balcao	4,822,965	16,834,084
Banco Bradesco SA	4,117,229	14,748,115
Banco do Brasil SA	9,939,283	52,231,941
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	506,320	15,193,500
Cia Energetica de Minas Gerais	811,805	2,471,024
Cia Paranaense de Energia - Copel	2,028,522	5,798,772
Cia Siderurgica Nacional SA *	8,447,935	14,199,733
Cosan SA *	6,491,242	7,961,608
Equatorial SA	1,771,892	14,549,391
Itau Unibanco Holding SA	837,065	7,113,261
Klabin SA	2,295,269	9,201,932
Localiza Rent a Car SA	1,186,343	11,742,329
Natura Cosmeticos SA *	1,132,199	2,011,238
Petroleo Brasileiro SA - Petrobras	22,752,686	189,577,988
Suzano SA	1,724,486	19,503,386
Telefonica Brasil SA	2,044,432	17,213,836
Ultrapar Participacoes SA	5,119,657	25,756,267
Vale SA	18,741,404	323,311,009
Vibra Energia SA	8,660,854	50,529,459
		841,953,807

Chile 0.5%
Banco de Chile	50,778,316	10,456,102
Cencosud SA	3,259,003	10,168,400
Empresas Copec SA	1,896,911	15,629,432
Enel Americas SA	74,493,075	6,689,668
		42,943,602

China 29.5%
Agricultural Bank of China Ltd., A Shares	9,176,600	8,560,136
Agricultural Bank of China Ltd., H Shares	53,972,355	36,638,674
Alibaba Group Holding Ltd.	16,004,110	292,373,237
Aluminum Corp. of China Ltd., A Shares	3,302,600	6,604,334
Aluminum Corp. of China Ltd., H Shares	8,655,990	15,647,322
Anhui Conch Cement Co. Ltd., A Shares	1,956,800	7,289,978
Anhui Conch Cement Co. Ltd., H Shares	5,430,702	17,009,671
ANTA Sports Products Ltd.	972,030	10,568,853
BAIC Motor Corp. Ltd., H Shares *	43,336,522	10,083,221
Baidu, Inc., A Shares *	3,450,596	54,567,954
Bank of Beijing Co. Ltd., A Shares	9,562,000	7,512,014
Bank of China Ltd., A Shares	5,040,700	3,879,213
Bank of China Ltd., H Shares	164,277,790	97,447,498
Bank of Communications Co. Ltd., A Shares	9,494,400	9,064,164
Bank of Communications Co. Ltd., H Shares	19,882,687	17,437,052
BOE Technology Group Co. Ltd., A Shares	17,498,400	11,426,027
BYD Co. Ltd., A Shares	171,800	2,236,613
BYD Co. Ltd., H Shares	1,302,393	15,809,236
CGN Power Co. Ltd., A Shares	2,516,100	1,448,585
SECURITY	NUMBER OF SHARES	VALUE ($)
CGN Power Co. Ltd., H Shares	20,762,670	8,334,637
China CITIC Bank Corp. Ltd., A Shares	1,559,300	1,636,368
China CITIC Bank Corp. Ltd., H Shares	25,883,946	23,858,306
China Coal Energy Co. Ltd., A Shares	751,897	1,662,505
China Coal Energy Co. Ltd., H Shares	6,589,887	10,952,044
China Construction Bank Corp., A Shares	3,477,800	4,354,283
China Construction Bank Corp., H Shares	216,429,300	221,073,504
China Everbright Bank Co. Ltd., A Shares	13,545,600	6,396,791
China Everbright Bank Co. Ltd., H Shares (a)	28,564,753	12,014,349
China Hongqiao Group Ltd.	6,811,486	30,878,377
China Life Insurance Co. Ltd., A Shares	78,200	506,980
China Life Insurance Co. Ltd., H Shares	4,459,300	18,003,323
China Mengniu Dairy Co. Ltd.	6,952,617	14,381,384
China Merchants Bank Co. Ltd., A Shares	3,270,900	18,473,870
China Merchants Bank Co. Ltd., H Shares	5,740,797	35,844,432
China Minsheng Banking Corp. Ltd., A Shares	24,246,100	13,711,739
China Minsheng Banking Corp. Ltd., H Shares	35,837,867	18,555,431
China National Building Material Co. Ltd., H Shares	51,365,388	44,653,278
China Pacific Insurance Group Co. Ltd., A Shares	820,500	4,880,497
China Pacific Insurance Group Co. Ltd., H Shares	4,059,145	18,650,329
China Petroleum & Chemical Corp., A Shares	12,619,100	11,881,734
China Petroleum & Chemical Corp., H Shares	163,363,480	113,821,771
China Railway Group Ltd., A Shares	9,259,500	8,502,507
China Railway Group Ltd., H Shares	23,841,555	15,757,923
China Resources Land Ltd.	8,048,142	32,698,165
China Shenhua Energy Co. Ltd., A Shares	720,600	4,438,566
China Shenhua Energy Co. Ltd., H Shares	6,496,326	37,339,455
China State Construction Engineering Corp. Ltd., A Shares	22,797,800	16,747,207
China Tower Corp. Ltd., H Shares	11,051,086	15,752,652
China United Network Communications Ltd., A Shares	12,440,700	8,921,314
China Vanke Co. Ltd., A Shares *	13,560,100	9,565,929
China Vanke Co. Ltd., H Shares *(a)	22,294,628	10,716,721
China Yongda Automobiles Services Holdings Ltd.	34,708,013	6,744,460
CITIC Securities Co. Ltd., A Shares	1,681,800	6,709,159
CITIC Securities Co. Ltd., H Shares	1,703,857	6,112,159
COSCO SHIPPING Holdings Co. Ltd., A Shares	3,980,600	8,708,596
COSCO SHIPPING Holdings Co. Ltd., H Shares	10,999,503	21,346,108
CRRC Corp. Ltd., A Shares	3,130,700	2,870,192
CRRC Corp. Ltd., H Shares	8,241,509	6,110,948
Daqo New Energy Corp., ADR *	435,912	10,514,197
ENN Energy Holdings Ltd.	2,069,455	18,201,965
Geely Automobile Holdings Ltd.	8,165,566	16,859,034
Gree Electric Appliances, Inc. of Zhuhai, A Shares	1,487,900	8,121,654
Haier Smart Home Co. Ltd., A Shares	1,276,000	4,779,723
Haier Smart Home Co. Ltd., H Shares	5,243,445	17,884,483
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hello Group, Inc., ADR	1,073,169	6,943,403
Huaneng Power International, Inc., A Shares	1,578,000	1,665,193
Huaneng Power International, Inc., H Shares	10,118,781	7,800,445
Industrial & Commercial Bank of China Ltd., A Shares	7,506,100	7,570,758
Industrial & Commercial Bank of China Ltd., H Shares	131,969,578	108,819,670
Industrial Bank Co. Ltd., A Shares	8,208,700	21,906,936
iQIYI, Inc., ADR *	5,875,188	9,400,301
JD.com, Inc., ADR	3,744,967	99,353,974
Jiangxi Copper Co. Ltd., A Shares	1,010,700	8,550,049
Jiangxi Copper Co. Ltd., H Shares	7,049,753	41,097,235
JinkoSolar Holding Co. Ltd., ADR	365,121	9,233,910
KE Holdings, Inc., ADR	792,270	13,032,841
Kunlun Energy Co. Ltd.	19,550,438	20,969,705
Kweichow Moutai Co. Ltd., A Shares	42,100	8,928,325
Li Ning Co. Ltd.	4,487,817	12,920,442
Longfor Group Holdings Ltd.	14,843,079	18,880,824
Lufax Holding Ltd., ADR *	4,599,324	11,958,242
Meituan, B Shares *	1,670,771	17,333,223
Midea Group Co. Ltd., A Shares	1,398,800	16,033,120
NetEase, Inc.	1,129,451	25,874,935
PDD Holdings, Inc., ADR *	303,030	31,433,302
PetroChina Co. Ltd., A Shares	6,395,200	10,122,851
PetroChina Co. Ltd., H Shares	85,740,078	104,569,759
PICC Property & Casualty Co. Ltd., H Shares	13,777,253	28,515,654
Ping An Bank Co. Ltd., A Shares	5,477,100	8,701,539
Ping An Insurance Group Co. of China Ltd., A Shares	3,890,800	35,778,188
Ping An Insurance Group Co. of China Ltd., H Shares	14,521,421	126,238,519
Poly Developments & Holdings Group Co. Ltd., A Shares	8,029,100	7,957,831
Postal Savings Bank of China Co. Ltd., A Shares	3,479,500	2,520,532
Postal Savings Bank of China Co. Ltd., H Shares	22,631,896	14,264,013
Shanghai Pudong Development Bank Co. Ltd., A Shares	11,663,900	16,524,524
Shenzhou International Group Holdings Ltd.	999,831	8,097,428
Sinopharm Group Co. Ltd., H Shares	10,244,267	27,685,969
Sunac China Holdings Ltd. *	42,696,165	6,822,959
Tencent Holdings Ltd.	2,416,145	160,002,443
Vipshop Holdings Ltd., ADR	1,652,730	28,790,557
Weichai Power Co. Ltd., A Shares	1,913,000	7,768,103
Weichai Power Co. Ltd., H Shares	4,102,056	17,106,431
Xiaomi Corp., B Shares *	6,913,610	30,846,377
Yankuang Energy Group Co. Ltd., A Shares	1,093,855	2,825,156
Yankuang Energy Group Co. Ltd., H Shares	9,632,900	17,240,861
Zhongsheng Group Holdings Ltd. (a)	7,971,061	10,557,224
Zijin Mining Group Co. Ltd., A Shares	2,121,300	12,228,340
Zijin Mining Group Co. Ltd., H Shares	4,741,416	27,276,864
ZTO Express Cayman, Inc.	471,397	11,540,628
		2,779,222,414

Colombia 0.2%
Ecopetrol SA, ADR (a)	1,236,585	14,702,996
Grupo Cibest SA	293,381	6,407,781
		21,110,777

SECURITY	NUMBER OF SHARES	VALUE ($)
Czech Republic 0.1%
CEZ AS	233,933	13,282,902

Greece 0.3%
Alpha Bank SA	1,099,633	4,829,813
Motor Oil Hellas Corinth Refineries SA	349,479	15,135,267
National Bank of Greece SA	735,040	11,963,477
		31,928,557

Hong Kong 2.3%
BOC Hong Kong Holdings Ltd.	4,137,275	23,748,413
China Everbright Environment Group Ltd.	16,569,068	10,845,308
China Overseas Land & Investment Ltd.	20,497,052	37,602,539
China Resources Power Holdings Co. Ltd.	5,224,547	12,476,690
China Taiping Insurance Holdings Co. Ltd.	4,428,693	12,942,723
CITIC Ltd.	38,233,118	61,195,277
CSPC Pharmaceutical Group Ltd.	12,852,774	16,266,942
Lenovo Group Ltd.	19,630,828	24,418,856
Orient Overseas International Ltd.	703,467	13,444,937
		212,941,685

Hungary 0.6%
MOL Hungarian Oil & Gas PLC	3,203,381	35,410,904
OTP Bank Nyrt	183,635	22,618,216
		58,029,120

India 9.2%
Axis Bank Ltd.	1,852,482	28,179,331
Bajaj Finserv Ltd.	388,255	8,507,138
Bharat Petroleum Corp. Ltd.	8,049,404	34,099,452
Bharti Airtel Ltd.	1,119,070	23,116,673
Coal India Ltd.	3,142,965	14,877,706
GAIL India Ltd.	6,815,968	12,701,239
Grasim Industries Ltd.	432,132	13,298,890
HCL Technologies Ltd.	886,716	13,539,107
HDFC Bank Ltd.	4,781,794	46,660,943
Hindalco Industries Ltd.	3,281,650	33,355,318
Hindustan Petroleum Corp. Ltd.	3,772,588	18,194,012
Hindustan Unilever Ltd.	373,027	9,586,836
ICICI Bank Ltd.	2,740,672	41,539,552
Indian Oil Corp. Ltd.	14,243,884	29,351,627
IndusInd Bank Ltd. *	944,113	9,928,746
Infosys Ltd.	2,977,094	42,544,289
ITC Ltd.	5,636,342	19,428,772
JSW Steel Ltd.	999,250	13,891,004
Kotak Mahindra Bank Ltd.	2,680,249	12,232,197
Kwality Wall's India Ltd. *	348,274	99,992
Larsen & Toubro Ltd.	614,534	28,899,420
Mahindra & Mahindra Ltd.	439,106	16,397,892
Maruti Suzuki India Ltd.	84,108	13,735,371
NTPC Ltd.	6,388,955	26,819,548
Oil & Natural Gas Corp. Ltd.	11,518,773	35,413,647
Power Finance Corp. Ltd.	2,912,038	13,245,230
Power Grid Corp. of India Ltd.	4,669,532	15,328,789
Rajesh Exports Ltd. *	8,628,666	13,639,697
Reliance Industries Ltd.	5,170,518	79,220,511
Shriram Finance Ltd.	1,303,362	15,463,914
State Bank of India	2,917,133	38,532,240
Steel Authority of India Ltd.	6,063,442	11,044,344
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sun Pharmaceutical Industries Ltd.	438,903	8,379,929
Tata Consultancy Services Ltd.	730,197	21,168,399
Tata Motors Ltd. *	1,968,564	10,933,792
Tata Motors Passenger Vehicles Ltd.	2,889,315	12,152,583
Tata Steel Ltd.	17,968,817	41,937,527
Tech Mahindra Ltd.	604,141	9,016,668
Vedanta Ltd.	3,439,294	27,158,614
Wipro Ltd.	3,411,777	7,536,370
		871,157,309

Indonesia 1.4%
Alamtri Resources Indonesia Tbk. PT	71,706,248	10,008,507
Astra International Tbk. PT	62,021,973	24,694,105
Bank Central Asia Tbk. PT	26,328,473	11,267,927
Bank Mandiri Persero Tbk. PT	54,892,132	17,271,458
Bank Rakyat Indonesia Persero Tbk. PT	99,888,832	23,296,471
Telkom Indonesia Persero Tbk. PT, Class B	142,121,500	30,009,550
United Tractors Tbk. PT	6,693,801	11,419,189
		127,967,207

Kuwait 0.5%
Kuwait Finance House KSCP	5,020,505	13,156,734
Mobile Telecommunications Co. KSCP	6,808,981	12,028,904
National Bank of Kuwait SAKP	5,990,099	18,411,549
		43,597,187

Malaysia 1.0%
Axiata Group Bhd.	14,862,372	8,708,869
CIMB Group Holdings Bhd.	6,700,724	13,845,752
Malayan Banking Bhd.	7,541,858	23,181,861
Public Bank Bhd.	13,150,900	16,662,538
Sime Darby Bhd.	21,117,700	13,242,660
Tenaga Nasional Bhd.	5,195,000	19,199,203
		94,840,883

Mexico 4.2%
America Movil SAB de CV, Series B	53,510,512	69,632,707
Cemex SAB de CV, Series CPO	41,435,276	51,920,525
Fomento Economico Mexicano SAB de CV	4,145,109	46,553,578
Grupo Bimbo SAB de CV, Series A	3,628,679	13,176,791
Grupo Comercial Chedraui SA de CV	1,768,964	11,354,434
Grupo Financiero Banorte SAB de CV, O Shares	4,338,945	49,524,899
Grupo Mexico SAB de CV, Series B	5,753,682	73,243,576
Grupo Televisa SAB, Series CPO	30,663,245	18,338,068
Orbia Advance Corp. SAB de CV *	10,741,320	12,741,505
Sigma Foods SAB de CV, A Shares	16,903,558	19,009,871
Wal-Mart de Mexico SAB de CV	8,555,861	27,717,290
		393,213,244

Netherlands 0.4%
JBS NV *	2,217,151	37,055,196

Qatar 0.6%
Ooredoo QPSC	2,463,873	9,169,316
Qatar Fuel QSC	2,534,405	10,301,893
Qatar Islamic Bank QPSC	1,331,044	8,664,033
SECURITY	NUMBER OF SHARES	VALUE ($)
Qatar National Bank QPSC	5,260,811	27,886,199
		56,021,441

Russia 0.0%
Alrosa PJSC *(b)(c)	49,456	0
Federal Grid Co-Rosseti PJSC *(b)(c)	19,817,058	0
Gazprom PJSC *(b)(c)	197,560	0
GMK Norilskiy Nickel PAO *(b)(c)	54,400	0
Inter RAO UES PJSC *(b)(c)	1,590,272	0
LUKOIL PJSC *(b)(c)	15,008	0
Magnit PJSC *(b)(c)	2,064	0
Mobile TeleSystems PJSC *(b)(c)	26,384	0
Novatek PJSC *(b)(c)	5,557	0
Novolipetsk Steel PJSC *(b)(c)	21,760	0
Rosneft Oil Co. PJSC *(b)(c)	28,418	0
Sberbank of Russia PJSC *(b)(c)	90,000	0
Severstal PAO *(b)(c)	3,392	0
Sistema AFK PAO *(b)(c)	127,904	0
Tatneft PJSC *(b)(c)	45,568	0
		0

Saudi Arabia 2.1%
Al Rajhi Bank	553,445	14,902,542
Riyad Bank	1,108,439	8,209,346
Saudi Arabian Mining Co. *	581,378	10,880,785
Saudi Arabian Oil Co.	9,682,683	64,432,474
Saudi Basic Industries Corp.	2,590,677	37,434,934
Saudi Electricity Co.	2,990,387	10,794,700
Saudi National Bank	1,802,733	20,031,969
Saudi Telecom Co.	2,705,387	30,163,236
		196,849,986

South Africa 6.4%
Absa Group Ltd.	1,953,269	33,291,778
Bid Corp. Ltd.	513,021	13,541,112
Bidvest Group Ltd.	729,425	11,570,442
FirstRand Ltd.	7,360,353	45,866,085
Gold Fields Ltd.	712,328	41,550,192
Impala Platinum Holdings Ltd.	3,792,456	84,264,358
MTN Group Ltd.	4,960,932	64,692,361
Nedbank Group Ltd.	1,135,872	22,478,384
Sanlam Ltd.	2,301,976	15,355,666
Sappi Ltd. *	5,389,206	5,738,781
Sasol Ltd. *	7,792,561	71,137,870
Shoprite Holdings Ltd.	805,533	13,386,498
Sibanye Stillwater Ltd. *	12,306,543	54,120,183
Standard Bank Group Ltd.	2,320,726	46,848,995
Valterra Platinum Ltd.	555,237	65,033,976
Vodacom Group Ltd.	1,231,691	12,592,769
		601,469,450

Taiwan 20.6%
Acer, Inc.	10,060,470	8,832,043
ASE Technology Holding Co. Ltd.	6,368,000	79,061,869
Asustek Computer, Inc.	1,264,100	21,546,929
AUO Corp.	37,408,496	19,896,224
Catcher Technology Co. Ltd.	1,222,000	7,497,773
Cathay Financial Holding Co. Ltd.	9,356,994	23,893,897
Chailease Holding Co. Ltd.	2,846,884	9,486,269
China Steel Corp.	37,100,088	24,665,241
Chunghwa Telecom Co. Ltd.	5,230,764	22,457,543
Compal Electronics, Inc.	26,800,000	27,176,957
CTBC Financial Holding Co. Ltd.	20,869,809	37,378,563
Delta Electronics, Inc.	1,140,696	52,263,474
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Eva Airways Corp.	7,100,000	8,644,388
Evergreen Marine Corp. Taiwan Ltd.	8,850,000	55,860,113
Far Eastern New Century Corp.	9,915,061	9,149,138
First Financial Holding Co. Ltd.	11,024,057	10,560,998
Formosa Chemicals & Fibre Corp.	17,972,882	29,368,395
Formosa Plastics Corp.	17,245,476	28,511,312
Fubon Financial Holding Co. Ltd.	8,663,049	26,146,526
Hon Hai Precision Industry Co. Ltd.	33,893,928	263,888,517
Innolux Corp.	49,375,444	42,397,293
Inventec Corp.	7,295,646	10,811,048
KGI Financial Holding Co. Ltd.	22,412,823	15,762,438
Lite-On Technology Corp., ADR	2,813,229	15,593,497
MediaTek, Inc.	1,203,046	74,971,147
Mega Financial Holding Co. Ltd.	8,095,788	10,518,221
Micro-Star International Co. Ltd.	2,155,000	6,511,054
Nan Ya Plastics Corp.	17,756,588	52,226,932
Novatek Microelectronics Corp.	960,000	12,088,046
Pegatron Corp.	11,692,234	27,534,497
Pou Chen Corp.	9,940,000	9,888,725
Powertech Technology, Inc.	2,026,000	16,747,557
Quanta Computer, Inc.	2,879,058	26,889,411
Realtek Semiconductor Corp.	446,000	6,880,555
Synnex Technology International Corp.	5,037,178	11,604,021
Taiwan Mobile Co. Ltd.	2,556,530	8,805,452
Taiwan Semiconductor Manufacturing Co. Ltd.	8,699,352	556,060,595
TCC Group Holdings Co. Ltd.	15,224,760	12,877,949
TS Financial Holding Co. Ltd.	14,823,000	12,158,175
Unimicron Technology Corp.	1,924,817	29,694,639
Uni-President Enterprises Corp.	8,283,796	19,242,421
United Microelectronics Corp.	24,174,931	50,656,515
Wan Hai Lines Ltd.	4,245,000	10,391,144
Wistron Corp.	5,991,934	26,109,481
WPG Holdings Ltd.	7,692,880	17,253,584
WT Microelectronics Co. Ltd.	2,003,000	11,808,401
Yageo Corp.	1,898,752	18,129,124
Yang Ming Marine Transport Corp.	14,376,000	26,438,833
Yuanta Financial Holding Co. Ltd.	15,652,587	24,649,151
Zhen Ding Technology Holding Ltd.	1,986,000	13,298,965
		1,944,285,040

Thailand 3.0%
Advanced Info Service PCL NVDR	926,300	11,323,597
Bangkok Bank PCL NVDR	3,404,100	19,437,920
Banpu PCL NVDR	94,800,600	17,383,414
Charoen Pokphand Foods PCL NVDR	16,888,100	11,409,043
CP ALL PCL NVDR	6,474,200	10,778,184
Kasikornbank PCL NVDR	4,483,400	28,990,298
PTT Exploration & Production PCL NVDR	4,007,300	17,661,255
PTT Global Chemical PCL NVDR	18,728,800	17,020,704
PTT PCL NVDR	70,620,500	84,058,501
SCB X PCL NVDR	4,683,800	22,375,560
Siam Cement PCL NVDR	3,292,600	23,832,556
Thai Oil PCL NVDR	9,465,287	16,671,207
		280,942,239

Turkey 1.6%
Akbank TAS	9,334,899	19,146,757
BIM Birlesik Magazalar AS	1,036,219	15,737,027
Eregli Demir ve Celik Fabrikalari TAS	19,795,881	14,709,940
KOC Holding AS	6,336,222	28,774,699
Turk Hava Yollari AO	2,313,890	16,188,541
Turkcell Iletisim Hizmetleri AS	3,587,284	9,451,358
Turkiye Is Bankasi AS, Class C	28,963,668	11,143,383
Turkiye Petrol Rafinerileri AS	5,009,515	24,903,879
SECURITY	NUMBER OF SHARES	VALUE ($)
Yapi ve Kredi Bankasi AS *	13,240,895	13,044,430
		153,100,014

United Arab Emirates 0.9%
Dubai Electricity & Water Authority PJSC	10,442,758	8,530,387
Emaar Properties PJSC	3,889,140	17,155,401
Emirates NBD Bank PJSC	1,821,426	16,366,573
Emirates Telecommunications Group Co. PJSC	5,545,353	30,621,710
First Abu Dhabi Bank PJSC	1,953,117	10,434,209
		83,108,280

United States 0.3%
Yum China Holdings, Inc.	482,013	26,467,334
Total Common Stocks (Cost $5,766,280,631)		8,911,487,674

PREFERRED STOCKS 5.0% OF NET ASSETS

Brazil 4.6%
Axia Energia, Class B	265,468	3,460,994
Axia Energia, Class C *	415,768	4,786,519
Banco Bradesco SA	13,998,574	57,731,988
Cia Energetica de Minas Gerais	5,068,947	11,930,190
Gerdau SA	9,103,742	37,261,019
Itau Unibanco Holding SA	9,094,084	82,954,800
Klabin SA	3	2
Localiza Rent a Car SA *	44,377	422,366
Metalurgica Gerdau SA	14,493,168	26,395,661
Petroleo Brasileiro SA - Petrobras	26,597,147	203,977,067
		428,920,606

Chile 0.3%
Sociedad Quimica y Minera de Chile SA, B Shares *	376,460	28,725,241

Colombia 0.1%
Grupo Cibest SA	557,957	9,452,580

Russia 0.0%
Surgutneftegas PAO *(b)(c)	265,800	0
Tatneft PJSC *(b)(c)	4,870	0
Transneft PJSC *(b)(c)	11,600	0
		0
Total Preferred Stocks (Cost $294,466,085)		467,098,427
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity ETF
Portfolio Holdings  as of February 28, 2026 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.9% OF NET ASSETS

Money Market Funds 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (d)	60,476,158	60,476,158
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (d)(e)	27,494,941	27,494,941
		87,971,099
Total Short-Term Investments (Cost $87,971,099)		87,971,099
Total Investments in Securities (Cost $6,148,717,815)		9,466,557,200

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 03/20/26	459	36,804,915	1,732,348

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $25,765,662.
(b)	Fair valued using significant unobservable inputs.
(c)
Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions; and therefore, the ability of the fund to buy these securities is currently not permitted, and the ability of the fund to sell these securities is uncertain.

(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Financials	24.0%
Information Technology	17.4%
Materials	16.2%
Energy	13.2%
Consumer Discretionary	8.5%
Communication Services	7.0%
Industrials	4.9%
Consumer Staples	3.5%
Utilities	2.7%
Real Estate	1.6%
Other (b)	0.6%
Short-Term Investments	0.9%
Total	100.5%

(a)	Excludes derivatives.
(b)	Includes holdings within sectors that are less than 1.0% of net assets.

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$8,911,487,674	$—	$—	$8,911,487,674
Russia	—	—	0 *	0
Preferred Stocks[1]	467,098,427	—	—	467,098,427
Russia	—	—	0 *	0
Short-Term Investments[1]	87,971,099	—	—	87,971,099
Futures Contracts[2]	1,732,348	—	—	1,732,348
Total	$9,468,289,548	$—	$0	$9,468,289,548

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity ETF
Statement of Assets and Liabilities

As of February 28, 2026
Assets
Investments in securities, at value - unaffiliated issuers (cost $6,148,717,815) including securities on loan of $25,765,662		$9,466,557,200
Foreign currency, at value (cost $8,819,007)		8,833,626
Deposit with broker for futures contracts		2,791,817
Receivables:
Dividends		22,329,462
Income from securities on loan	+	206,083
Total assets		9,500,718,188

Liabilities
Collateral held for securities on loan		27,494,941
Payables:
Foreign capital gains tax		37,315,171
Investments bought		17,272,202
Management fees		2,735,601
Variation margin on futures contracts	+	96,390
Total liabilities		84,914,305
Net assets		$9,415,803,883

Net Assets by Source
Capital received from investors		$6,740,108,543
Total distributable earnings	+	2,675,695,340
Net assets		$9,415,803,883

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$9,415,803,883		233,100,000		$40.39

See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity ETF
Statement of Operations

For the period March 1, 2025 through February 28, 2026
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $35,524,350)		$296,590,543
Other Interest		84,100
Securities on loan, net	+	2,732,972
Total investment income		299,407,615

Expenses
Management fees		29,196,001
Total expenses	–	29,196,001
Net investment income		270,211,614

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers (net of foreign capital gains tax paid of $2,902,677)		207,327,581
Net realized gains on futures contracts		15,240,227
Net realized gains on foreign currency transactions	+	262,449
Net realized gains		222,830,257
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers (net of change in foreign capital gains tax liability of ($13,503,105))		2,052,361,879
Net change in unrealized appreciation (depreciation) on futures contracts		1,680,785
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	975,710
Net change in unrealized appreciation (depreciation)		2,055,018,374
Net realized and unrealized gains		2,277,848,631
Increase in net assets resulting from operations		$2,548,060,245
See financial notes

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	3/1/25-2/28/26		3/1/24-2/28/25
Net investment income		$270,211,614	$266,937,827
Net realized gains		222,830,257	70,973,514
Net change in unrealized appreciation (depreciation)	+	2,055,018,374	564,589,289
Increase in net assets resulting from operations		$2,548,060,245	$902,500,630

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($329,191,660 )	($288,706,850 )

TRANSACTIONS IN FUND SHARES
	3/1/25-2/28/26			3/1/24-2/28/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		21,100,000	$774,763,824	11,700,000	$350,045,130
Net transactions in fund shares		21,100,000	$774,763,824	11,700,000	$350,045,130

SHARES OUTSTANDING AND NET ASSETS
	3/1/25-2/28/26			3/1/24-2/28/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		212,000,000	$6,422,171,474	200,300,000	$5,458,332,564
Total increase	+	21,100,000	2,993,632,409	11,700,000	963,838,910
End of period		233,100,000	$9,415,803,883	212,000,000	$6,422,171,474
See financial notes
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental Index ETFs
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST
Schwab Fundamental U.S. Broad Market ETF	Schwab U.S. REIT ETF
Schwab Fundamental U.S. Large Company ETF	Schwab International Dividend Equity ETF
Schwab Fundamental U.S. Small Company ETF	Schwab International Equity ETF
Schwab Fundamental International Equity ETF	Schwab International Small-Cap Equity ETF
Schwab Fundamental International Small Equity ETF	Schwab Emerging Markets Equity ETF
Schwab Fundamental Emerging Markets Equity ETF	Schwab U.S. TIPS ETF
Schwab U.S. Broad Market ETF	Schwab Short-Term U.S. Treasury ETF
Schwab 1000 Index® ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Large-Cap ETF	Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Mid-Cap ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Small-Cap ETF	Schwab Ariel Opportunities ETF
Schwab U.S. Dividend Equity ETF	Schwab Crypto Thematic ETF
Schwab Municipal Bond ETF	Schwab Mortgage-Backed Securities ETF
Schwab Ultra-Short Income ETF	Schwab High Yield Bond ETF
Schwab Core Bond ETF	Schwab Government Money Market ETF
The funds issue and redeem shares at their net asset value per share only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s net asset value can be found at www.schwabassetmanagement.com.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab Fundamental U.S. Broad Market ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of U.S. based companies based on their fundamental size and weight.
The Schwab Fundamental U.S. Large Company ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large U.S. companies based on their fundamental size and weight.
The Schwab Fundamental U.S. Small Company ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of small U.S. companies based on their fundamental size and weight.
The Schwab Fundamental International Equity ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large non-U.S. developed market companies based on their fundamental size and weight.
The Schwab Fundamental International Small Equity ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of small non-U.S. developed market companies based on their fundamental size and weight.

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental Index ETFs
Financial Notes (continued)

1. Business Structure of the Funds (continued):
The Schwab Fundamental Emerging Markets Equity ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large sized companies, based on their fundamental size and weight, in emerging market countries.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
During this reporting period, the funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The adoption of ASU 2023-09 did not result in any material changes to each fund’s financial statement presentation or disclosure.
The funds may invest in mutual funds and exchange-traded funds, which are referred to as "underlying funds." For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In the event that international securities whose foreign exchanges have halted or suspended trading prior to the normal exchange close, the Valuation Designee may fair value securities whose prices may have been affected by those events. The Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities

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Financial Notes (continued)

2. Significant Accounting Policies (continued):
lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of February 28, 2026, the funds had securities on loan, all of which were classified as common stocks, preferred stocks, and warrants. The value of securities on loan and the related collateral as of February 28, 2026, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. Certain funds may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in net realized gains (losses) on sales of securities — unaffiliated issuers in each fund’s Statement of Operations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations, if any, in each fund’s Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities. These capital gain taxes, if any, are paid by the funds and are disclosed in each fund’s Statement of Operations in Net realized gain (losses) on securities — unaffiliated issuers (net of foreign capital gains tax paid). Foreign capital gain taxes accrued as of February 28, 2026, if any, are reflected in each fund’s Statement of Assets and Liabilities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend date is confirmed. Non-cash dividends in the form of additional securities are recorded on the ex-dividend date at fair value, if any. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities and there are no significant uncertainties on collectibility in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received. Foreign withholding tax expensed during the period, if any, is disclosed in Dividends received from securities — unaffiliated issuers (net of foreign withholding tax) in the Statement of Operations and is representative of taxes paid during the period.
The Schwab Fundamental International Equity ETF, Schwab Fundamental International Small Equity ETF and Schwab Fundamental Emerging Markets Equity ETF filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. The professional fees related to European Union foreign withholding tax claims are non-contingent and non-routine expenses which are subject to repayment to the investment adviser (see financial note 3 for additional information).
For U.S. income tax purposes, European Union reclaims received reduce the amounts of foreign taxes that the fund passes through to its shareholders. If European Union reclaims received exceed foreign withholding taxes paid, the Schwab Fundamental International Equity ETF, Schwab Fundamental International Small Equity ETF and Schwab Fundamental Emerging Markets Equity ETF will evaluate the requirements for entering into a closing agreement with the Internal Revenue Service (IRS) to address any prior years’ U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by fund shareholders on their tax returns in prior years. During the period ended February 28, 2026, the Schwab Fundamental International Equity ETF, Schwab Fundamental International Small Equity ETF and Schwab Fundamental Emerging Markets Equity ETF did not incur any compliance fees.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust, the investment adviser pays the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds and are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
Schwab Fundamental U.S. Broad Market ETF, Schwab Fundamental U.S. Large Company ETF and Schwab Fundamental U.S. Small Company ETF make distributions from net investment income, if any, quarterly. Schwab Fundamental International Equity ETF, Schwab Fundamental International Small Equity ETF and Schwab Fundamental Emerging Markets Equity ETF make distributions from net investment income, if any, semiannually. The funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

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Financial Notes (continued)

2. Significant Accounting Policies (continued):
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax. The funds did not pay any federal taxes during the period.
(i) Foreign Taxes:
Certain funds may be subject to foreign taxes (a portion of which may be reclaimable) on investment income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which a fund invests. These foreign taxes, if any, are paid by the funds and are disclosed in each fund’s Statement of Operations and Statement of Assets and Liabilities.
(j) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each fund’s financial statements.
(k) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust.
For its advisory services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB FUNDAMENTAL U.S. BROAD MARKET ETF	SCHWAB FUNDAMENTAL U.S. LARGE COMPANY ETF	SCHWAB FUNDAMENTAL U.S. SMALL COMPANY ETF	SCHWAB FUNDAMENTAL INTERNATIONAL EQUITY ETF	SCHWAB FUNDAMENTAL INTERNATIONAL SMALL EQUITY ETF	SCHWAB FUNDAMENTAL EMERGING MARKETS EQUITY ETF
0.25%	0.25%	0.25%	0.25%	0.39%	0.39%
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Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
Other Affiliated Transactions
The professional fees related to European Union foreign withholding tax claims discussed in financial note 2(d) are non-contingent and non-routine expenses. The investment adviser agreed to pay these professional fees, on behalf of the Schwab Fundamental International Equity ETF, Schwab Fundamental International Small Equity ETF, and Schwab Fundamental Emerging Markets Equity ETF, subject to reimbursement by the funds to the investment adviser to the extent the funds are able to successfully recover tax claims in the future.
During the period ended February 28, 2026, the professional fees incurred by the Schwab Fundamental International Equity ETF and Schwab Fundamental International Small Equity ETF and paid by the investment adviser were $41,128 and $25,577, respectively, as shown as Professional fees in each fund’s Statement of Operations.
During the period ended February 28, 2026, the Schwab Fundamental International Equity ETF and Schwab Fundamental International Small Equity ETF recovered previously withheld foreign taxes from Finland and Poland. The payments received by each fund amounted to $1,984,209 and $903,815, respectively which includes $401,604 and $199,558, respectively, of interest income and is recorded as Dividends received from securities — unaffiliated issuers in each fund’s Statement of Operations. The investment adviser paid upfront professional fees associated with recovering these foreign taxes in the amount of $160,376 and $61,822, respectively, which was reimbursed to the investment adviser by each fund and is also recorded as Dividends received from securities — unaffiliated issuers in each fund’s Statement of Operations. The Schwab Fundamental Emerging Markets Equity ETF did not recover any previously withheld foreign taxes and made no reimbursements to the investment adviser.
As of February 28, 2026, the Schwab Fundamental International Equity ETF, Schwab Fundamental International Small Equity ETF, and Schwab Fundamental Emerging Markets Equity ETF had no balance of professional fees related to foreign withholding tax claims subject to future reimbursement by the fund to the investment adviser.
No other amounts for additional foreign withholding tax claims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Transactions
The funds may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions, if any, are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers and Net realized gains (losses) on sales of securities — affiliated issuers in the Statement of Operations. For the period ended February 28, 2026, each fund’s purchases and sales of securities with other funds in the Schwab Funds Complex as well as any net realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	NET REALIZED GAINS (LOSSES)
Schwab Fundamental U.S. Broad Market ETF	$44,523,511	$28,942,657	($1,247,435 )
Schwab Fundamental U.S. Large Company ETF	1,016,666,585	603,264,452	(31,716,654)
Schwab Fundamental U.S. Small Company ETF	417,624,777	450,148,387	(69,322,158)
Schwab Fundamental International Equity ETF	490,397,831	468,084,008	28,860,038
Schwab Fundamental International Small Equity ETF	237,968,771	185,498,360	45,932,426
Schwab Fundamental Emerging Markets Equity ETF	56,324,538	54,038,014	(305,895)
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The funds had no interfund borrowing or lending activity during the period.

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Financial Notes (continued)

 4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Advisory Agreement where the investment adviser pays the operational expenses of each fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), which matured on September 25, 2025. On September 25, 2025, the Syndicated Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 25, 2025. On September 25, 2025, the Uncommitted Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Derivatives:
Certain funds entered into futures contracts during the report period to equitize available cash.
As of February 28, 2026, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Asset Derivatives
Schwab Fundamental U.S. Broad Market ETF
Futures Contracts[1]	$4,751	$4,751
Schwab Fundamental International Equity ETF
Futures Contracts[1]	5,499,411	5,499,411
Schwab Fundamental International Small Equity ETF
Futures Contracts[1]	889,288	889,288
Schwab Fundamental Emerging Markets Equity ETF
Futures Contracts[1]	1,732,348	1,732,348

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

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Financial Notes (continued)

6. Derivatives (continued):
Liability Derivatives
Schwab Fundamental U.S. Large Company ETF
Futures Contracts[1]	($100,509 )	($100,509 )
Schwab Fundamental U.S. Small Company ETF
Futures Contracts[1]	(82,025)	(82,025)

[1]
Includes cumulative unrealized depreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

The effects of the derivative contracts in the Statement of Operations for the period ended February 28, 2026, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Schwab Fundamental U.S. Broad Market ETF
Futures Contracts[1]	$242,449	$242,449
Schwab Fundamental U.S. Large Company ETF
Futures Contracts[1]	5,688,858	5,688,858
Schwab Fundamental U.S. Small Company ETF
Futures Contracts[1]	2,146,566	2,146,566
Schwab Fundamental International Equity ETF
Futures Contracts[1]	19,929,500	19,929,500
Schwab Fundamental International Small Equity ETF
Futures Contracts[1]	4,456,438	4,456,438
Schwab Fundamental Emerging Markets Equity ETF
Futures Contracts[1]	15,240,227	15,240,227

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.

Net Change in Unrealized Appreciation (Depreciation)
Schwab Fundamental U.S. Broad Market ETF
Futures Contracts[1]	$29,095	$29,095
Schwab Fundamental U.S. Large Company ETF
Futures Contracts[1]	615,010	615,010
Schwab Fundamental U.S. Small Company ETF
Futures Contracts[1]	404,067	404,067
Schwab Fundamental International Equity ETF
Futures Contracts[1]	3,786,041	3,786,041
Schwab Fundamental International Small Equity ETF
Futures Contracts[1]	447,571	447,571
Schwab Fundamental Emerging Markets Equity ETF
Futures Contracts[1]	1,680,785	1,680,785

[1]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.

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Financial Notes (continued)

6. Derivatives (continued):
During the period ended February 28, 2026, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab Fundamental U.S. Broad Market ETF	$1,412,555	4
Schwab Fundamental U.S. Large Company ETF	30,342,288	95
Schwab Fundamental U.S. Small Company ETF	14,220,483	122
Schwab Fundamental International Equity ETF	100,981,470	748
Schwab Fundamental International Small Equity ETF	21,381,320	161
Schwab Fundamental Emerging Markets Equity ETF	38,278,345	595

7. Purchases and Sales of Investment Securities:
For the period ended February 28, 2026, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab Fundamental U.S. Broad Market ETF	$137,613,999	$120,559,132
Schwab Fundamental U.S. Large Company ETF	2,677,661,685	2,359,683,200
Schwab Fundamental U.S. Small Company ETF	2,570,874,909	2,285,701,078
Schwab Fundamental International Equity ETF	2,666,236,988	1,979,743,607
Schwab Fundamental International Small Equity ETF	886,308,004	883,265,787
Schwab Fundamental Emerging Markets Equity ETF	1,819,080,559	1,202,955,590

8. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges are recorded in the Transactions In Fund Shares section in the Statement of Changes in Net Assets and generally have no effect on net asset value per share. Variable charges for the Schwab Fundamental Emerging Markets Equity ETF were larger than other funds in prior periods and are recorded in Other Capital in the Financial Highlights. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of a fund.
The in-kind transactions for the period ended February 28, 2026, were as follows:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab Fundamental U.S. Broad Market ETF	$186,475,895	$115,171,200
Schwab Fundamental U.S. Large Company ETF	4,524,828,480	1,948,904,256
Schwab Fundamental U.S. Small Company ETF	1,825,326,168	2,556,223,195
Schwab Fundamental International Equity ETF	2,063,551,483	924,759,948
Schwab Fundamental International Small Equity ETF	31,307,184	831,684,971
Schwab Fundamental Emerging Markets Equity ETF	87,649,315	—
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental Index ETFs
Financial Notes (continued)

8. In-Kind Transactions: (continued):
For the period ended February 28, 2026, the funds may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values. The net realized gains or losses on sales of in-kind redemptions for the period ended February 28, 2026, if any, are disclosed in each fund’s Statement of Operations.

9. Federal Income Taxes:
As of February 28, 2026, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Fundamental U.S. Broad Market ETF	$823,657,351	$383,175,850	($37,583,889 )	$345,591,961
Schwab Fundamental U.S. Large Company ETF	17,855,849,151	7,418,825,814	(809,953,826)	6,608,871,988
Schwab Fundamental U.S. Small Company ETF	8,149,670,715	2,623,944,800	(914,707,235)	1,709,237,565
Schwab Fundamental International Equity ETF	14,906,703,870	9,418,303,741	(760,531,714)	8,657,772,027
Schwab Fundamental International Small Equity ETF	2,681,628,946	1,143,278,199	(257,531,171)	885,747,028
Schwab Fundamental Emerging Markets Equity ETF	6,444,637,369	3,512,737,823	(489,085,644)	3,023,652,179
The primary differences between book basis and tax basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales, the realization for tax purposes of unrealized appreciation or depreciation on futures contracts, the realization for tax purposes of unrealized appreciation on investments in PFICs and partnership investments. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of February 28, 2026, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	NET OTHER UNREALIZED APPRECIATION (DEPRECIATION)	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
Schwab Fundamental U.S. Broad Market ETF	$2,914,173	$345,591,961	$—	($28,912,883 )	$319,593,251
Schwab Fundamental U.S. Large Company ETF	64,030,370	6,608,871,988	—	(745,520,644)	5,927,381,714
Schwab Fundamental U.S. Small Company ETF	10,283,926	1,709,237,565	—	(1,384,837,710)	334,683,781
Schwab Fundamental International Equity ETF	109,379,441	8,657,772,027	2,128,816	(83,394,980)	8,685,885,304
Schwab Fundamental International Small Equity ETF	24,242,931	885,747,028	253,699	(79,241,976)	831,001,682
Schwab Fundamental Emerging Markets Equity ETF	29,005,913	3,023,652,179	(36,263,542)	(340,699,210)	2,675,695,340
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of February 28, 2026, the funds had capital loss carryforwards available as follows:

Schwab Fundamental U.S. Broad Market ETF	$28,912,883
Schwab Fundamental U.S. Large Company ETF	745,520,644
Schwab Fundamental U.S. Small Company ETF	1,384,837,710
Schwab Fundamental International Equity ETF	83,394,980
Schwab Fundamental International Small Equity ETF	79,241,976
Schwab Fundamental Emerging Markets Equity ETF	340,699,210

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental Index ETFs
Financial Notes (continued)

9. Federal Income Taxes (continued):
For the fiscal year ended February 28, 2026, the funds had capital loss carryforwards utilized as follows:

Schwab Fundamental U.S. Broad Market ETF	$—
Schwab Fundamental U.S. Large Company ETF	—
Schwab Fundamental U.S. Small Company ETF	—
Schwab Fundamental International Equity ETF	177,504,065
Schwab Fundamental International Small Equity ETF	124,937,624
Schwab Fundamental Emerging Markets Equity ETF	176,741,351
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	ORDINARY INCOME
Schwab Fundamental U.S. Broad Market ETF	$16,729,780	$14,326,670
Schwab Fundamental U.S. Large Company ETF	341,222,185	293,269,930
Schwab Fundamental U.S. Small Company ETF	111,205,320	137,775,070
Schwab Fundamental International Equity ETF	650,252,050	508,351,970
Schwab Fundamental International Small Equity ETF	115,290,900	109,577,490
Schwab Fundamental Emerging Markets Equity ETF	329,191,660	288,706,850
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of February 28, 2026, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. During the fiscal year ended February 28, 2026, the funds did not incur any interest or penalties.

10. Share Splits:
Effective September 25, 2024, the Board of Trustees authorized the following share splits for the below funds:
Fund	Share Split Ratio
Schwab Fundamental U.S. Broad Market ETF	3-for-1
Schwab Fundamental U.S. Large Company ETF	3-for-1
Schwab Fundamental U.S. Small Company ETF	2-for-1

These share splits applied to shareholders of record as of the close of U.S. markets on October 9, 2024, and paid after the close of U.S. markets on October 10, 2024. Shares began trading at their post-split price on October 11, 2024. These share splits increased the number of shares outstanding and decreased the NAV per share. The share splits did not change the total market value of a
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental Index ETFs
Financial Notes (continued)

10. Share Splits (continued):
shareholder’s investment. The Financial Highlights and Statement of Changes in Net Assets for the Schwab Fundamental U.S. Broad Market ETF, Schwab Fundamental U.S. Large Company ETF and Schwab Fundamental U.S. Small Company ETF have been retroactively adjusted to reflect the share split in the prior periods presented.

11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Schwab Fundamental Index ETFs
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Strategic Trust and Shareholders of Schwab Fundamental U.S. Broad Market ETF, Schwab Fundamental U.S. Large Company ETF, Schwab Fundamental U.S. Small Company ETF, Schwab Fundamental International Equity ETF, Schwab Fundamental International Small Equity ETF, and Schwab Fundamental Emerging Markets Equity ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Fundamental U.S. Broad Market ETF, Schwab Fundamental U.S. Large Company ETF, Schwab Fundamental U.S. Small Company ETF, Schwab Fundamental International Equity ETF, Schwab Fundamental International Small Equity ETF, and Schwab Fundamental Emerging Markets Equity ETF (the “Funds”), six of the funds constituting Schwab Strategic Trust, as of February 28, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
April 16, 2026
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).

Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.
Schwab Fundamental Index ETFs | Annual Holdings and Financial Statements

MFR79815-12
00323323

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The changes in and disagreements with accountants for open-end management investment companies are included under Item 7 of this Form.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

The proxy disclosures for open-end management investment companies are included under Item 7 of this Form.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19: Exhibits.

(a) (1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Not applicable.

(3)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b) A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust – Schwab U.S. REIT ETF and Schwab Fundamental Index ETFs

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	April 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	April 16, 2026

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date:	April 16, 2026